                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-01540

                                 AIM Funds Group
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

Item 1. Reports to Stockholders.

                                    AIM Basic

                                  Balanced Fund

                Annual Report to Shareholders - December 31, 2006

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Value

Table of Contents

Supplemental Information ................................................      2
Letters to Shareholders .................................................      3
Performance Summary .....................................................      5
Management Discussion ...................................................      5
Fund Expenses ...........................................................      7
Long-term Fund Performance ..............................................      8
Approval of Advisory Agreement ..........................................     10
Schedule of Investments .................................................    F-1
Financial Statements ....................................................   F-10
Notes to Financial Statements ...........................................   F-13
Financial Highlights ....................................................   F-22
Auditor's Report ........................................................   F-27
Tax Disclosures .........................................................   F-28
Trustees and Officers ...................................................   F-29

[AIM investment solutions]

[Graphic]      [Graphic]       [Graphic]

[Domestic   [International/      [Sector
 Equity]     Global Equity]      Equity]

[Graphic]      [Graphic]        [Graphic]

  [Fixed      [Allocation     [Diversified
 Income]       Solutions]      Portfolios]

                             [AIM Investments Logo]
                            -- REGISTERED TRADEMARK --

AIM Basic Balanced Fund

AIM BASIC BALANCED FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME.

- Unless otherwise stated, information presented in this report is as of December 31, 2006, and is based on total net assets.

About share classes

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

- Class R shares are available only to certain retirement plans. Please see the prospectus for more information.

- Investor Class shares are closed to most investors. For more information on who may continue to invest in Investor Class shares, please see the prospectus.

Principal risks of investing in the Fund

- Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

- Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- The value of convertible securities in which the Fund invests may be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.

- Debt securities are particularly vulnerable to credit risk and interest rate fluctuations.

About indexes used in this report

- The blended index used in this report is composed of 60% RUSSELL 1000 --REGISTERED TRADEMARK-- VALUE INDEX and 40% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX (the Lehman Aggregate Index). The unmanaged RUSSELL 1000 --REGISTERED TRADEMARK-- Index represents the performance of the stocks of large-capitalization companies; the Value segment measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values. The unmanaged Lehman Aggregate Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank. The Russell 1000 Value Index and the Russell 1000 Index are trademarks/service marks of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

- The unmanaged LIPPER BALANCED FUNDS INDEX represents an average of the 30 largest balanced funds tracked by Lipper Inc., an independent mutual fund performance monitor. It is calculated daily, with adjustments for distributions as of the ex-dividend dates.

- The unmanaged LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an equally weighted representation of the 10 largest moderate funds that by portfolio practice maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund performance monitor.

- The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

- The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

- Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

- The Chartered Financial Analyst --REGISTERED TRADEMARK-- (CFA --REGISTERED TRADEMARK--) designation is a globally recognized standard for measuring the competence and integrity of investment professionals.

Continued on page 9

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

Not FDIC Insured May lose value No bank guarantee AIMinvestments.com

FUND NASDAQ SYMBOLS

Class A Shares          BBLAX
Class B Shares          BBLBX
Class C Shares          BBLCX
Class R Shares          BBLRX
Investor Class Shares   BBLTX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Basic Balanced Fund

                                 [TAYLOR PHOTO]

                                  Philip Taylor

Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the year ended December 31, 2006, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

     In the United States and around the globe, most major stock market indexes rose in 2006. U.S. stocks benefited from continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve, among other factors. Global markets also enjoyed a good year, while all major fixed-income indexes produced positive annual returns.

     As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

     To provide you even more investment options, we recently launched AIM Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

     At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

     I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

Our commitment to you

While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

     All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

Sincerely,


/S/ PHILIP TAYLOR
-------------------------------------
Philip Taylor
President - AIM Funds
CEO, AIM Investments

February 9, 2007

AIM Investments is a registered service mark of A I M Management Group Inc.
A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Basic Balanced Fund

                                [CROCKETT PHOTO]

                                Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

     In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

     On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

     Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

     While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

     Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

     I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,


/S/ BRUCE L. CROCKETT
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

February 9, 2007

(1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

(2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM Basic Balanced Fund

Management's discussion of Fund performance

PERFORMANCE SUMMARY

For the year ended December 31, 2006, AIM Basic Balanced Fund, excluding applicable sales charges, underperformed its broad market, style-specific and peer group indexes.

     We attribute the Fund's underperformance versus its broad market and style-specific indexes to below-market returns from selected investments in the information technology (IT), health care and industrials sectors. Top contributors to performance were selected investments in the financials and consumer discretionary sectors.

     Your Fund's long-term performance appears on pages 8-9.

FUND VS. INDEXES

Total returns, 12/31/05-12/31/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                              10.67%
Class B Shares                                               9.86
Class C Shares                                               9.86
Class R Shares                                              10.40
Investor Class Shares                                       10.67
S&P 500 Index (Broad Market Index)                          15.78
60% Russell 1000 Value Index / 40% Lehman Brothers U.S.
   Aggregate Bond Index (Style-Specific Index)              14.81
Lipper Mixed-Asset Target Allocation Moderate Funds Index
   (Peer Group Index)(1)                                    12.02
Lipper Balanced Funds Index (Former Peer Group Index)       11.60

SOURCE: A I M MANAGEMENT GROUP INC., LIPPER INC.

(1) During the year, Lipper reclassified AIM Basic Balanced Fund from the Lipper Balanced Funds category to the Lipper Mixed-Asset Target Allocation Moderate Funds category.

HOW WE INVEST

We seek to create wealth by maintaining a long-term investment horizon and investing in companies that are selling at a significant discount to their estimated intrinsic value--a value that is based on the estimated future cash flows generated by the business. The Fund's philosophy is based on two elements that we believe have extensive empirical evidence:

- Companies have a measurable estimated intrinsic value. Importantly, this estimated fair value is independent of the company's stock price.

- Market prices are more volatile than business values, partly because investors regularly overreact to negative news.

     Since our application of this strategy is highly disciplined and relatively unique, it is important to understand the benefits and limitations of our process. First, the investment strategy is intended to preserve your capital while growing it at above-market rates over the long term. Second, our investments have little in common with popular benchmark indexes and most of our peers. And third, the Fund's short-term relative performance will naturally be different than the market and peers and have little information value since we don't own many of the same stocks.

     Our fixed income portfolio investment process is accomplished through the use of top-down strategies involving duration management, yield-curve position and sector allocation. (Duration is the measure of a debt security's sensitivity to interest rate changes, expressed in terms of years. Longer durations usually are more sensitive to interest rate movements. The yield curve traces the yields on debt securities of the same quality but different maturities from the shortest to longest available.) In addition, we use bottom-up strategies involving credit analysis and selection of specific securities. By combining perspectives from both the portfolio and the security level, we seek to consistently add value over time while minimizing portfolio risk.

MARKET CONDITIONS AND YOUR FUND

Equity markets posted healthy gains during the year as favorable economic data and solid corporate profits overshadowed housing market concerns and investor uncertainty regarding interest rates and oil prices. The telecommunication services and energy sectors led the market for the year while IT and health care stocks generally trailed. Bond markets were up in 2006, with the Lehman Aggregate Index rising 4.33%.

                                                                     (continued)

PORTFOLIO COMPOSITION

By security type
Common Stocks & Other Equity Interests   65.7%
Bonds & Notes                            23.1
U.S. Mortgage-Backed Securities          11.2
Five Other Security Types,
Each Less Than 3% of Total Net Assets     4.7
Money Market Funds
Plus Other Assets Less Liabilities       -4.7

TOP FIVE INDUSTRIES*

1. U.S. Mortgage-Backed Securities           11.2%
2. Other Diversified Financial Services       8.5
3. Pharmaceuticals                            5.0
4. Industrial Conglomerates                   4.4
5. Advertising                                3.9
Total Net Assets                            $1.61
                                          billion
Total Number of Holdings*                     502

TOP 10 EQUITY HOLDINGS*

1. UnitedHealth Group Inc.                 2.8%
2. Tyco International Ltd.                 2.6
3. JPMorgan Chase & Co.                    2.5
4. Cardinal Health, Inc.                   2.4
5. Fannie Mae                              2.3
6. Citigroup Inc.                          2.1
7. Cemex S.A. de C.V.-ADR (Mexico)         2.0
8. Interpublic Group of Cos., Inc. (The)   2.0
9. Omnicom Group Inc.                      2.0
10. Target Corp.                           1.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

AIM Basic Balanced Fund

     The Fund's largest contributors during the year included financial services holdings Morgan Stanley, JPMorgan and Merrill Lynch. All benefited from a robust capital markets environment and rotation to largecap financials as investors anticipated an end to U.S. Federal Reserve Board interest rate increases. More important, Morgan Stanley and JPMorgan, under the leadership of new CEOs, showed signs of improved operating and financial performance.

     A modest number of Fund holdings posted price declines during the year. Among the Fund's largest detractors from performance were CA, Wellpoint and Cendant.

     Enterprise software firm CA's stock price declined during the year as a result of investor concerns regarding senior management turnover, weaker-than-expected quarterly earnings and stock options issues. Despite these short-term headwinds, our estimate of CA's fundamental intrinsic value remained unchanged.

     The fixed income portion of the Fund maintained its defensive to neutral stance toward duration, which helped performance as interest rates rose during the year. Offsetting that positive somewhat was a slight overweight position relative to the Lehman Aggregate Index in shorter maturities, which hurt as those maturities increased more than longer duration bonds.

PORTFOLIO ASSESSMENT

We believe the single most important indicator of the way AIM Basic Balanced Fund is positioned for potential success is not our historical investment results or popular statistical measures, but the portfolio's estimated intrinsic value--the aggregate business value of the portfolio based on our estimate of intrinsic value for each individual holding. At the close of the year, and in our opinion, the difference between the market price and the estimated intrinsic value of the portfolio was about average by the Fund's historical standards, and we believed this value content was greater than what was available in the broad market. While there is no assurance that market value will ever reflect our estimate of the portfolio's intrinsic value, we believe this provides the best indication that your Fund is positioned to potentially achieve its objective of long-term growth of capital.

CONTEXT FOR RESULTS

As managers, we know a long-term investment horizon and attractive potential upside to our estimate of portfolio intrinsic value are critical to creating wealth. But we understand maintaining a long-term investment horizon is a challenge. So when shareholders consider our short-term results, we encourage them to review our long-term results on pages 8-9. We are long-term investors who provide a portfolio that in our opinion is distinct from market indexes and most of our peers.

     Several studies have shown short-term results have little information value and the frequent trading of stocks or mutual funds is a costly exercise--reducing actual returns by several percentage points per year as shareholders unknowingly exchange tomorrow's winner for tomorrow's loser. In addition, a recent Yale University study reveals half of all mutual funds charge an active management fee for essentially a closet-index portfolio. While this may create smooth and innocuous short-term relative performance, it typically leads to long-term underperformance.

     Considering these factors, your Fund is doing something different and old fashioned-- investing for the long term and following a common-sense approach that has produced a portfolio that is different from common stock market indexes and more attractively valued, in our opinion.

IN CLOSING

We remain optimistic about AIM Basic Balanced Fund's portfolio. As always, we are continually searching for opportunities to increase the portfolio's estimated intrinsic value. We thank you for your investment and for sharing our long-term horizon.

The views and opinions expressed in management's discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                          See important Fund and index
                     disclosures on the inside front cover.

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8-9.

                                 [STANLEY PHOTO]

                                 Bret W. Stanley

     Chartered Financial Analyst, senior portfolio manager, is lead manager of AIM Basic Balanced Fund. Mr. Stanley earned a B.B.A. in finance from The University of Texas at Austin and an M.S. in finance from the University of Houston.

                                 [COLEMAN PHOTO]

                               R. Canon Coleman II

     Chartered Financial Analyst, portfolio manager, is manager of AIM Basic Balanced Fund. Mr. Coleman earned a B.S. and an M.S. in accounting from the University of Florida. He also earned an M.B.A. from the Wharton School at the University of Pennsylvania.

                                 [FRIEDLI PHOTO]

                                 Jan H. Friedli

     Senior portfolio manager, is manager of AIM Basic Balanced Fund. Mr. Friedli graduated cum laude from Villanova University with a B.S. in computer science before earning an M.B.A. with honors from the University of Chicago.

                                   [GAU PHOTO]

                                   Brendan Gau

     Chartered Financial Analyst, portfolio manager, is manager of AIM Basic Balanced Fund. He earned a B.A. degree in mathematics, physics and economics from Rice University.

                                 [JOHNSON PHOTO]

                                 Scot W. Johnson

     Chartered Financial Analyst, senior portfolio manager, is manager of AIM Basic Balanced Fund. Mr. Johnson earned both his bachelor's degree in economics and an M.B.A. in finance from Vanderbilt University.

                               [SEINSHEIMER PHOTO]

                             Matthew W. Seinsheimer

     Chartered Financial Analyst, senior portfolio manager, is manager of AIM Basic Balanced Fund. Mr. Seinsheimer earned a B.B.A. from Southern Methodist University and an M.B.A. from The University of Texas at Austin.

                                  [SIMON PHOTO]

                                Michael J. Simon

     Chartered Financial Analyst, senior portfolio manager, is manager of AIM Basic Balanced Fund. Mr. Simon earned a B.B.A. in finance from Texas Christian University and an M.B.A. from the University of Chicago.

Assisted by the Basic Value Team and Taxable Investment Grade Bond Team

AIM Basic Balanced Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                 HYPOTHETICAL
                                                           (5% ANNUAL RETURN BEFORE
                                      ACTUAL                      EXPENSES)
                           ---------------------------   ---------------------------
             BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES    ANNUALIZED
  SHARE    ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
  CLASS       (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)     PERIOD(2)       RATIO
  -----    -------------   -------------   -----------   -------------   -----------   ----------
    A        $1,000.00       $1,094.10        $6.02        $1,019.46        $5.80         1.14%
    B         1,000.00        1,090.20         9.96         1,015.68         9.60         1.89
    C         1,000.00        1,090.10         9.96         1,015.68         9.60         1.89
    R         1,000.00        1,092.80         7.33         1,018.20         7.07         1.39
Investor      1,000.00        1,094.90         6.02         1,019.46         5.80         1.14

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIM Basic Balanced Fund

Your Fund's long-term performance

Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

     This chart, which is a logarithmic chart, presents the fluctuations in the value of the Fund and its indexes. We believe that a logarithmic chart is more effective than other types of charts in illustrating changes in value during the early years shown in the chart. The vertical axis, the one that indicates the dollar value of an investment, is constructed with each segment representing a percent change in the value of the investment. In this chart, each segment represents a doubling, or 100% change, in the value of the investment. In other words, the space between $5,000 and $10,000 is the same size as the space between $10,000 and $20,000.

AVERAGE ANNUAL TOTAL RETURN COMPARISON

As of 12/31/06, excluding applicable sales charges

                                                              SINCE FUND
                                          1 YEAR   5 YEARS   INCEPTION(1)
                                          ------   -------   ------------
AIM Basic Balanced Fund, Class A Shares    10.67%   6.20%        7.44%
Lipper Balanced Funds Index                11.60    6.51         7.46

SOURCE: LIPPER INC.

(1)  Since Fund Inception on September 28, 2001

                                [MOUNTAIN CHART]

Results of a $10,000 Investment
Fund data from 9/28/01, index data from 9/30/01

             AIM        AIM        AIM                                        Lipper
            Basic      Basic      Basic                60% Russell 1000    Mixed-Asset
          Balanced   Balanced   Balanced                 Value Index/         Target
            Fund       Fund       Fund               40% Lehman Brothers   Allocation       Lipper
          -Class A   -Class B   -Class C   S&P 500      U.S. Aggregate       Moderate      Balanced
Date       Shares     Shares     Shares     Index         Bond Index       Funds Index   Funds Index
----      --------   --------   --------   -------   -------------------   -----------   -----------
9/28/01    $ 9450     $10000     $10000
   9/01      9450      10000      10000     $10000          $10000            $10000        $10000
  10/01      9620      10180      10180      10191           10032             10173         10167
  11/01     10055      10630      10630      10972           10327             10519         10572
  12/01     10200      10776      10776      11068           10446             10610         10648
   1/02     10133      10706      10706      10907           10432             10498         10555
   2/02     10057      10616      10616      10697           10482             10439         10483
   3/02     10420      10992      10992      11099           10710             10663         10713
   4/02     10268      10822      10822      10426           10573             10467         10455
   5/02     10249      10802      10812      10350           10641             10450         10451
   6/02      9694      10219      10221       9613           10311              9941         10005
   7/02      9084       9566       9568       8864            9786              9498          9492
   8/02      9217       9697       9708       8922            9896              9640          9589
   9/02      8567       9008       9008       7953            9300              9125          9017
  10/02      8921       9380       9381       8652            9696              9442          9393
  11/02      9390       9862       9863       9161           10062              9796          9774
  12/02      9080       9531       9531       8623            9883              9602          9510
   1/03      8916       9359       9360       8398            9743              9512          9368
   2/03      8743       9168       9178       8272            9641              9457          9298
   3/03      8671       9088       9097       8352            9647              9525          9335
   4/03      9190       9632       9642       9039           10189             10042          9841
   5/03      9855      10318      10328       9515           10659             10476         10276
   6/03      9931      10392      10402       9637           10731             10585         10354
   7/03      9980      10443      10443       9807           10682             10532         10378
   8/03     10231      10696      10696       9997           10811             10671         10553
   9/03     10189      10645      10645       9892           10862             10753         10566
  10/03     10459      10927      10938      10451           11220             11047         10915
  11/03     10642      11109      11120      10543           11322             11128         11012
  12/03     11107      11593      11593      11095           11787             11538         11406
   1/04     11251      11735      11745      11299           11949             11685         11577
   2/04     11434      11916      11927      11456           12155             11823         11734
   3/04     11432      11916      11916      11283           12127             11783         11678
   4/04     11229      11684      11695      11106           11823             11554         11433
   5/04     11219      11674      11684      11258           11877             11573         11483
   6/04     11444      11908      11909      11477           12072             11719         11663
   7/04     11008      11444      11455      11097           12018             11571         11443
   8/04     11028      11464      11465      11142           12212             11705         11513
   9/04     11096      11517      11528      11262           12339             11824         11684
  10/04     11174      11598      11609      11435           12503             11967         11810
  11/04     11553      11982      11992      11897           12842             12258         12129
  12/04     11872      12303      12313      12302           13148             12570         12431
   1/05     11761      12178      12189      12002           13041             12426         12271
   2/05     11872      12293      12304      12254           13269             12582         12445
   3/05     11747      12153      12163      12038           13133             12410         12273
   4/05     11667      12059      12070      11809           13063             12282         12126
   5/05     11838      12237      12247      12185           13308             12544         12404
   6/05     11932      12326      12337      12202           13424             12692         12493
   7/05     12114      12503      12514      12656           13609             12980         12771
   8/05     12043      12420      12430      12540           13643             12989         12808
   9/05     12071      12436      12447      12642           13702             13027         12858
  10/05     11919      12279      12290      12431           13449             12791         12657
  11/05     12242      12603      12613      12901           13738             13044         12964
  12/05     12446      12802      12811      12905           13840             13163         13077
   1/06     12741      13095      13104      13247           14163             13474         13390
   2/06     12731      13075      13083      13283           14233             13483         13373
   3/06     12886      13231      13230      13448           14293             13557         13503
   4/06     12957      13295      13304      13629           14501             13677         13650
   5/06     12681      13012      13021      13237           14275             13458         13380
   6/06     12589      12901      12911      13254           14342             13475         13372
   7/06     12671      12975      12985      13336           14628             13607         13434
   8/06     12835      13143      13154      13653           14865             13838         13692
   9/06     13086      13387      13397      14005           15095             14026         13890
  10/06     13375      13684      13693      14461           15431             14356         14213
  11/06     13519      13811      13820      14735           15714             14611         14487
  12/06     13783      13961      14071      14942           15889             14746         14594

                                 Sources: AIM Management Group Inc., Lipper Inc.

AIM Basic Balanced Fund

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/06, including applicable sales charges

Class A Shares
Inception (9/28/01)     6.29%
5 Years                 5.00
1 Year                  4.60

Class B Shares
Inception (9/28/01)     6.55%
5 Years                 5.14
1 Year                  4.86

Class C Shares
Inception (9/28/01)     6.71%
5 Years                 5.48
1 Year                  8.86

Class R Shares
Inception               7.23%
5 Years                 5.99
1 Year                  10.40

Investor Class Shares
Inception               7.44%
5 Years                 6.20
1 Year                  10.67

CLASS R SHARES' INCEPTION DATE IS APRIL 30, 2004. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL CLASS R SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS R SHARES) AT NET ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS R SHARES. CLASS A SHARES' INCEPTION DATE IS SEPTEMBER 28, 2001.

CUMULATIVE TOTAL RETURNS

6 months ended 12/31/06, excluding applicable sales charges

Class A Shares          9.41%
Class B Shares          9.02
Class C Shares          9.01
Class R Shares          9.28
Investor Class Shares   9.49

     INVESTOR CLASS SHARES' INCEPTION DATE IS JULY 15, 2005. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INVESTOR CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INVESTOR CLASS SHARES) AT NET ASSET VALUE, WHICH RESTATED PERFORMANCE WILL REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES FOR THE PERIOD USING BLENDED RETURNS. CLASS A SHARES' INCEPTION DATE IS SEPTEMBER 28, 2001.

     THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

Continued from inside front cover

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarterends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov.

Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM Basic Balanced Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Funds Group (the "Board") oversees the management of AIM Basic Balanced Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with AIM Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2006.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms' length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made a recommendation to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendation to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

     Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of the Lipper Balanced Fund Index. The Board noted that the Fund's performance in such periods was comparable to the performance of the Index. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- Meetings with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) below the effective advisory fee rate (before waivers) for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; (ii) above the effective sub-advisory fee rate for an offshore fund advised and sub-advised by AIM affiliates with investment strategies comparable to those of the Fund, although the total advisory fees for such offshore fund were above those for the Fund; and (iii) above the effective sub-advisory fee rates for two Canadian mutual funds advised by an AIM affiliate and sub-advised by AIM with investment strategies comparable to those of the Fund, although the total advisory fees for such Canadian mutual funds were above those for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by AIM without further notice to investors. The Board considered the effect

                                                                     (continued)

AIM Basic Balanced Fund

     these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes five breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

Supplement to Annual Report dated 12/31/06

AIM Basic Balanced Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/06

Inception    7.71%
5 Years      6.48
1 Year      11.22
6 Months*    9.68

*    Cumulative total return that has not been annualized

INSTITUTIONAL CLASS SHARES' INCEPTION DATE IS APRIL 30, 2004. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INSTITUTIONAL CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES) AT NET ASSET VALUE (NAV) AND REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS SEPTEMBER 28, 2001.

INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES PRIMARILY DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE THE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

NASDAQ SYMBOL   BBLIX

OVER FOR INFORMATION ON YOUR FUND'S EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

THIS MATERIAL IS FOR INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO THE PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.

                                                          [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --


AIMINVESTMENTS.COM   BBA-INS-1   A I M Distributors, Inc.

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006 appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                             HYPOTHETICAL
                                                           (5% ANNUAL RETURN
                                      ACTUAL               BEFORE EXPENSES)
                            -------------------------   ----------------------
                BEGINNING       ENDING       EXPENSES     ENDING      EXPENSES
                 ACCOUNT       ACCOUNT         PAID       ACCOUNT       PAID     ANNUALIZED
SHARE             VALUE         VALUE         DURING       VALUE       DURING      EXPENSE
CLASS            (7/1/06)   (12/31/06)(1)   PERIOD(2)   (12/31/06)   PERIOD(2)      RATIO
-----           ---------   -------------   ---------   ----------   ---------   ----------
Institutional   $1,000.00     $1,096.80       $3.70      $1,021.68     $3.57        0.70%

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


AIMINVESTMENTS.COM   BBA-INS-1   A I M Distributors, Inc.

AIM Basic Balanced Fund

SCHEDULE OF INVESTMENTS

December 31, 2006


                                                 SHARES            VALUE
-----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-65.67%

ADVERTISING-3.94%

Interpublic Group of Cos., Inc. (The)(a)        2,601,244      $   31,839,227
-----------------------------------------------------------------------------
Omnicom Group Inc.                                300,797          31,445,318
=============================================================================
                                                                   63,284,545
=============================================================================

AEROSPACE & DEFENSE-0.82%

Honeywell International Inc.                      291,252          13,176,240
=============================================================================

APPAREL RETAIL-1.07%

Gap, Inc. (The)                                   879,611          17,152,415
=============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.32%

Bank of New York Co., Inc. (The)                  539,966          21,258,461
=============================================================================

BREWERS-1.54%

Molson Coors Brewing Co.-Class B                  323,445          24,724,136
=============================================================================

BUILDING PRODUCTS-0.73%

American Standard Cos. Inc.                       254,364          11,662,589
=============================================================================

COMPUTER HARDWARE-1.90%

Dell Inc.(a)                                    1,217,579          30,549,057
=============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.26%

Deere & Co.                                        44,427           4,223,675
=============================================================================

CONSTRUCTION MATERIALS-2.05%

Cemex S.A. de C.V.-ADR (Mexico)(a)                972,853          32,960,260
=============================================================================

CONSUMER ELECTRONICS-1.33%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)              292,683          10,999,027
-----------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                            241,336          10,336,421
=============================================================================
                                                                   21,335,448
=============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.09%

First Data Corp.                                1,212,456          30,941,877
-----------------------------------------------------------------------------
Western Union Co.                                 831,060          18,632,365
=============================================================================
                                                                   49,574,242
=============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.64%

Waste Management, Inc.                            718,519          26,419,944
=============================================================================

FOOD RETAIL-1.15%

Kroger Co. (The)                                  416,539           9,609,555
-----------------------------------------------------------------------------
Safeway Inc.                                      258,091           8,919,625
=============================================================================
                                                                   18,529,180
=============================================================================

                                                 SHARES            VALUE
-----------------------------------------------------------------------------


GENERAL MERCHANDISE STORES-1.94%

Target Corp.                                      547,398      $   31,229,056
=============================================================================

HEALTH CARE DISTRIBUTORS-2.74%

Cardinal Health, Inc.                             604,974          38,978,475
-----------------------------------------------------------------------------
McKesson Corp.                                     98,037           4,970,476
=============================================================================
                                                                   43,948,951
=============================================================================

HEALTH CARE EQUIPMENT-0.94%

Baxter International Inc.                         326,882          15,164,056
=============================================================================

HOME IMPROVEMENT RETAIL-1.12%

Home Depot, Inc. (The)                            446,570          17,934,251
=============================================================================

INDUSTRIAL CONGLOMERATES-4.32%

General Electric Co.                              751,294          27,955,650
-----------------------------------------------------------------------------
Tyco International Ltd.                         1,365,259          41,503,873
=============================================================================
                                                                   69,459,523
=============================================================================

INDUSTRIAL MACHINERY-1.10%

Illinois Tool Works Inc.                          382,418          17,663,887
=============================================================================

INSURANCE BROKERS-0.40%

Marsh & McLennan Cos., Inc.                       210,000           6,438,600
=============================================================================

INVESTMENT BANKING & BROKERAGE-3.52%

Merrill Lynch & Co., Inc.                         312,991          29,139,462
-----------------------------------------------------------------------------
Morgan Stanley                                    336,167          27,374,079
=============================================================================
                                                                   56,513,541
=============================================================================

MANAGED HEALTH CARE-2.77%

UnitedHealth Group Inc.                           829,228          44,554,420
=============================================================================

MOVIES & ENTERTAINMENT-1.66%

Walt Disney Co. (The)                             779,102          26,699,826
=============================================================================

MULTI-LINE INSURANCE-1.27%

Hartford Financial Services Group, Inc. (The)     218,400          20,378,904
=============================================================================

OIL & GAS DRILLING-1.71%

Transocean Inc.(a)                                339,384          27,452,772
=============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.01%

Halliburton Co.                                   754,443          23,425,455
-----------------------------------------------------------------------------
Schlumberger Ltd.                                 394,028          24,886,809
=============================================================================
                                                                   48,312,264
=============================================================================

AIM Basic Balanced Fund


                                                 SHARES            VALUE
-----------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-4.57%

Citigroup Inc.                                    601,878      $   33,524,605
-----------------------------------------------------------------------------
JPMorgan Chase & Co.                              824,861          39,840,786
=============================================================================
                                                                   73,365,391
=============================================================================

PACKAGED FOODS & MEATS-1.27%

Unilever N.V. (Netherlands)(b)                    744,252          20,330,539
=============================================================================

PHARMACEUTICALS-5.03%

Pfizer Inc.                                       946,428          24,512,485
-----------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                        302,970          27,902,730
-----------------------------------------------------------------------------
Wyeth                                             556,790          28,351,747
=============================================================================
                                                                   80,766,962
=============================================================================

PROPERTY & CASUALTY INSURANCE-1.60%

ACE Ltd.                                          424,167          25,691,795
=============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.59%

Realogy Corp.(a)                                  313,132           9,494,162
=============================================================================

SYSTEMS SOFTWARE-2.98%

CA Inc.                                         1,326,969          30,055,848
-----------------------------------------------------------------------------
Microsoft Corp.                                   593,837          17,731,973
=============================================================================
                                                                   47,787,821
=============================================================================

THRIFTS & MORTGAGE FINANCE-2.29%

Fannie Mae                                        618,396          36,726,538
=============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $784,509,017)                             1,054,763,451
=============================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-23.10%

AEROSPACE & DEFENSE-0.26%

Precision Castparts Corp., Unsec. Notes,
  6.75%, 12/15/07(c)                           $1,000,000           1,009,780
-----------------------------------------------------------------------------
Systems 2001 Asset Trust LLC (United
  Kingdom)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $3,345,347)(c)(d)(e)                          3,037,391           3,182,138
=============================================================================
                                                                    4,191,918
=============================================================================

AGRICULTURAL PRODUCTS-0.13%

Corn Products International Inc., Sr. Unsec.
  Notes, 8.25%, 07/15/07(c)                     2,035,000           2,063,836
=============================================================================

APPAREL RETAIL-0.09%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(c)                                   1,430,000           1,444,829
=============================================================================

-----------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT            VALUE

ASSET MANAGEMENT & CUSTODY BANKS-0.37%

Bank of New York Co. Inc. (The), Sr. Unsec.
  Sub. Notes, 4.25%, 09/04/12(c)               $  610,000      $      605,407
-----------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(c)                     1,695,000           1,693,983
-----------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Bonds, 8.00%, 01/15/27(c)     2,200,000           2,297,394
-----------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(c)                     1,400,000           1,354,542
=============================================================================
                                                                    5,951,326
=============================================================================

AUTOMOBILE MANUFACTURERS-0.22%

DaimlerChrysler North America Holding Corp.,
  Notes, 4.13%, 03/07/07(c)                     3,600,000           3,591,648
=============================================================================

BROADCASTING & CABLE TV-2.27%

CBS Corp., Sr. Unsec. Gtd. Global Notes,
  5.63%, 05/01/07(c)                            7,030,000           7,030,844
-----------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 3.13%, 02/01/07(c)              5,960,000           5,949,153
-----------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(c)                                   3,135,000           4,079,701
-----------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 8.38%,
  05/01/07(c)                                   2,450,000           2,472,785
-----------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(c)                                   2,175,000           2,632,533
-----------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 10/03/05-11/14/05; Cost
  $10,672,304)(c)(d)                           10,280,000          10,304,775
-----------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(c)              1,560,000           1,576,177
-----------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(c)               2,050,000           2,404,096
=============================================================================
                                                                   36,450,064
=============================================================================

BUILDING PRODUCTS-0.08%

Masco Corp., Unsec. Notes, 4.63%, 08/15/07(c)   1,250,000           1,243,700
=============================================================================

CASINOS & GAMING-0.24%

Harrah's Operating Co., Inc., Sr. Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(c)              3,805,000           3,815,464
=============================================================================

CONSUMER FINANCE-0.69%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.92%, 02/01/27 (Acquired
  09/16/04-04/12/06; Cost
  $5,320,680)(c)(d)(f)                          5,240,000           5,283,806
-----------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(c)                            5,850,000           5,776,583
=============================================================================
                                                                   11,060,389
=============================================================================

DEPARTMENT STORES-0.16%

JC Penney Corp. Inc., Unsec. Deb., 8.13%,
  04/01/27(c)                                   2,520,000           2,571,534
=============================================================================

AIM Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------

DIVERSIFIED BANKS-1.75%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $1,471,124)(c)(d)                       $1,175,000      $    1,463,639
-----------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Bonds, 8.07%, 12/31/26 (Acquired
  09/26/06; Cost $1,870,264)(c)(d)              1,790,000           1,858,038
-----------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds, 7.75%, 12/15/26(c)          3,650,000           3,781,838
-----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.47%, 08/08/07
  (Acquired 04/06/06; Cost
  $1,293,253)(c)(d)(f)                          1,300,000           1,300,455
-----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $1,847,528)(c)(d)                        1,460,000           1,543,366
-----------------------------------------------------------------------------
First Union Institutional Capital I, Gtd.
  Trust Pfd. Bonds, 8.04%, 12/01/26(c)            540,000             560,255
-----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.63%(c)(f)(g)                                4,010,000           3,528,199
-----------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(c)(g)                                     550,000             581,375
-----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.63%, 08/29/87(c)(f)         1,580,000           1,291,866
-----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.69%(c)(f)(g)               1,150,000             993,908
-----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(c)                              915,000           1,140,538
-----------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(c)(g)                            1,140,000           1,133,844
-----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(c)(g)           1,675,000           1,737,568
-----------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden), Unsec.
  Sub. Notes, 7.13% (Acquired 07/26/06; Cost
  $4,271,037)(c)(d)(g)                          4,240,000           4,270,740
-----------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.12%, 09/21/07 (Acquired 12/14/05;
  Cost $2,850,000)(c)(d)(f)                     2,850,000           2,858,194
=============================================================================
                                                                   28,043,823
=============================================================================

DIVERSIFIED CHEMICALS-0.15%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06; Cost $1,510,545)(c)(d)              1,500,000           1,515,825
-----------------------------------------------------------------------------
Hercules Inc., Unsec. Putable Deb., 6.60%,
  08/01/07(c)                                     910,000             910,409
=============================================================================
                                                                    2,426,234
=============================================================================

DIVERSIFIED METALS & MINING-0.10%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(c)                            1,527,000           1,555,845
=============================================================================

-----------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT            VALUE

ELECTRIC UTILITIES-1.01%

Carolina Power & Light Co., First Mortgage
  Bonds, 6.80%, 08/15/07(c)                    $  530,000      $      533,885
-----------------------------------------------------------------------------
Commonwealth Edison Co., Unsec. Notes,
  7.63%, 01/15/07(c)                            5,550,000           5,552,831
-----------------------------------------------------------------------------
Pepco Holdings Inc., Unsec. Unsub. Global
  Notes, 5.50%, 08/15/07(c)                     4,245,000           4,246,698
-----------------------------------------------------------------------------
Portland General Electric Co.-Series 4, Sec.
  First Mortgage Medium Term Notes,
  7.15%, 06/15/07(c)                              665,000             668,930
-----------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
  Term Notes, 7.64%, 01/17/07(c)                1,120,000           1,120,694
-----------------------------------------------------------------------------
PP&L Capital Funding Inc.-Series D, Unsec.
  Gtd. Medium Term Notes, 8.38%, 06/15/07(c)      970,000             982,232
-----------------------------------------------------------------------------
Southern Co. Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.19%, 02/01/37(c)                     3,070,000           3,198,203
=============================================================================
                                                                   16,303,473
=============================================================================

FOOD RETAIL-0.68%

Kroger Co. (The), Sr. Unsec. Notes, 7.65%,
  04/15/07(c)                                   2,885,000           2,900,810
-----------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 4.80%,
  07/16/07(c)                                   8,065,000           8,024,836
=============================================================================
                                                                   10,925,646
=============================================================================

FOREST PRODUCTS-0.25%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(c)                            4,020,000           4,024,824
=============================================================================

HOME IMPROVEMENT RETAIL-0.06%

Sherwin-Williams Co. (The), Sr. Notes,
  6.85%, 02/01/07(c)                            1,000,000           1,000,970
=============================================================================

HOTELS, RESORTS & CRUISE LINES-0.33%

Carnival Corp., Sr. Unsec. Gtd. Global Notes,
  3.75%, 11/15/07(c)                              385,000             379,356
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.38%, 05/01/07(c)     4,852,000           4,870,195
=============================================================================
                                                                    5,249,551
=============================================================================

HOUSEWARES & SPECIALTIES-0.06%

Newell Rubbermaid Inc.,
  Unsec. Notes, 6.00%, 03/15/07(c)                300,000             300,204
-----------------------------------------------------------------------------
  Series A, Unsec. Unsub. Putable Medium Term
  Notes, 6.35%, 07/15/08(c)                       660,000             667,907
=============================================================================
                                                                      968,111
=============================================================================

INDUSTRIAL CONGLOMERATES-0.06%

Tyco International Group S.A. Participation
  Certificate Trust, Unsec. Notes, 4.44%,
  06/15/07 (Acquired 11/29/06; Cost
  $994,300)(c)(d)                               1,000,000             996,240
=============================================================================

AIM Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------

INSURANCE BROKERS-0.46%

Aon Corp., Unsec. Notes, 6.95%, 01/15/07(c)    $3,110,000      $    3,111,213
-----------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(c)              4,270,000           4,269,060
=============================================================================
                                                                    7,380,273
=============================================================================

INTEGRATED OIL & GAS-0.52%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(c)                                   1,100,000           1,141,624
-----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds,
  8.90%, 08/15/28(c)                            6,944,000           7,291,200
=============================================================================
                                                                    8,432,824
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.05%

TCI Communications Financing III, Gtd. Trust
  Pfd. Bonds, 9.65%, 03/31/27(c)                5,100,000           5,400,390
-----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(c)                                   3,805,000           3,835,212
-----------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(c)                            1,435,000           1,710,520
-----------------------------------------------------------------------------
  7.90%, 02/01/27(c)                            1,000,000           1,035,300
-----------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(c)                                   2,070,000           2,120,135
-----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(c)                      2,870,000           2,707,558
=============================================================================
                                                                   16,809,115
=============================================================================

INTERNET RETAIL-0.09%

Expedia, Inc., Putable Bonds, 7.46%, 08/15/13
  (Acquired 08/16/06; Cost $1,415,000)(c)(d)    1,415,000           1,477,798
=============================================================================

INVESTMENT BANKING & BROKERAGE-0.03%

Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(c)                       555,000             561,499
=============================================================================

LIFE & HEALTH INSURANCE-0.78%

Prudential Holdings, LLC Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $6,129,407)(c)(d)(e)                          5,220,000           6,043,612
-----------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired
  02/13/06-11/15/06; Cost
  $6,527,618)(c)(d)(g)                          6,140,000           6,465,972
=============================================================================
                                                                   12,509,584
=============================================================================

MANAGED HEALTH CARE-0.08%

Cigna Corp., Unsec. Notes, 7.40%, 05/15/07(c)   1,230,000           1,238,794
=============================================================================

METAL & GLASS CONTAINERS-0.02%

Pactiv Corp., Unsec. Notes, 8.00%,
  04/15/07(c)                                     365,000             367,402
=============================================================================

-----------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT            VALUE

MOVIES & ENTERTAINMENT-0.88%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(c)                     $2,200,000      $    2,505,074
-----------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Notes, 8.18%, 08/15/07(c)                     2,230,000           2,264,587
-----------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23(c)               2,783,000           3,463,472
-----------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
  Notes, 6.15%, 05/01/07(c)                     5,930,000           5,942,453
=============================================================================
                                                                   14,175,586
=============================================================================

MULTI-LINE INSURANCE-0.15%

Liberty Mutual Insurance Co., Notes,
  8.20%, 05/04/07 (Acquired 08/31/06; Cost
  $508,175)(c)(d)                                 500,000             504,335
-----------------------------------------------------------------------------
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
  07/01/07(c)                                   1,900,000           1,903,154
=============================================================================
                                                                    2,407,489
=============================================================================

MULTI-UTILITIES-0.94%

Ameren Corp., Bonds, 4.26%, 05/15/07(c)         2,485,000           2,474,364
-----------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Bonds, 7.83%, 12/01/27(c)          2,490,000           2,600,705
-----------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
  10/15/07(c)                                     685,000             697,275
-----------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(c)      760,000             757,682
-----------------------------------------------------------------------------
Tampa Electric Co., Unsec. Unsub. Notes,
  5.38%, 08/15/07(c)                            3,850,000           3,848,152
-----------------------------------------------------------------------------
TE Products Pipeline Co., Sr. Unsec. Notes,
  6.45%, 01/15/08(c)                              510,000             509,388
-----------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A, Sr.
  Unsec. Unsub. Notes, 5.38%, 02/01/07(c)       4,275,000           4,274,402
=============================================================================
                                                                   15,161,968
=============================================================================

OFFICE REIT'S-0.03%

EOP Operating L.P., Sr. Unsec. Notes,
  6.76%, 06/15/07(c)                              420,000             422,768
=============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.46%

Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(c)                            3,075,000           3,069,772
-----------------------------------------------------------------------------
  8.63%, 02/01/22(c)                            2,600,000           3,221,530
-----------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub.
  Yankee Deb., 7.13%, 06/01/07(c)                 400,000             402,016
-----------------------------------------------------------------------------
Varco International Inc., Sr. Unsec. Gtd.
  Notes, 7.50%, 02/15/08(c)                       750,000             764,835
=============================================================================
                                                                    7,458,153
=============================================================================

OIL & GAS REFINING & MARKETING-0.06%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05; Cost
  $1,008,342)(c)(d)                               900,000             993,789
=============================================================================

AIM Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.87%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Notes, 8.00%,
  12/15/26(c)                                  $1,420,000      $    1,472,867
-----------------------------------------------------------------------------
Barnett Capital II, Gtd. Trust Pfd. Bonds,
  7.95%, 12/01/26(c)                              500,000             518,610
-----------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.11%,
  09/01/07(c)(f)                                1,000,000             995,093
-----------------------------------------------------------------------------
JPM Capital Trust I, Gtd. Trust Pfd. Notes,
  7.54%, 01/15/27(c)                            7,440,000           7,749,430
-----------------------------------------------------------------------------
Mantis Reef Ltd. (Australia), Notes,
  4.69%, 11/14/08 (Acquired
  08/11/06-08/31/06; Cost $3,822,017)(c)(d)     3,900,000           3,837,171
-----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-07/28/05;
  Cost $6,664,804)(c)(d)(g)                     5,890,000           6,254,473
-----------------------------------------------------------------------------
NB Capital Trust IV, Gtd. Trust Pfd. Bonds,
  8.25%, 04/15/27(c)                            3,140,000           3,288,020
-----------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(c)     910,000             915,487
-----------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(c)                            5,687,000           5,993,473
-----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 09/22/04; Cost $3,504,605)(c)(d)    2,962,222           3,364,966
-----------------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes,
  5.71%, 01/25/36 (Acquired 03/21/05; Cost
  $789,284)(c)(d)(f)(h)                           789,284             768,976
-----------------------------------------------------------------------------
Residential Capital LLC,
  Sr. Unsec. Floating Rate Global Notes,
  6.74%, 06/29/07(c)(f)                         2,650,000           2,662,837
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Floating Rate Notes,
  5.85%, 06/09/08(c)(f)                         2,375,000           2,372,756
-----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.35% (Acquired
  12/07/04-10/23/06; Cost
  $2,099,000)(c)(d)(f)(g)                       2,100,000           2,103,994
-----------------------------------------------------------------------------
Two-Rock Pass Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.32%
  (Acquired 11/10/06; Cost
  $1,596,882)(c)(d)(f)(g)                       1,595,000           1,571,426
-----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(c)(g)           1,020,000           1,077,036
-----------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes,
  5.88%, 07/15/17 (Acquired 02/07/06; Cost
  $1,084,690)(c)(d)                             1,084,690           1,079,765
=============================================================================
                                                                   46,026,380
=============================================================================

PACKAGED FOODS & MEATS-0.02%

Kraft Foods Inc., Global Notes, 5.25%,
  06/01/07(c)                                     278,000             277,766
=============================================================================

PAPER PRODUCTS-0.05%

Union Camp Corp., Notes, 6.50%, 11/15/07(c)       800,000             807,392
=============================================================================

-----------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT            VALUE

PROPERTY & CASUALTY INSURANCE-1.36%

ACE Ltd., Sr. Unsec. Yankee Notes, 6.00%,
  04/01/07(c)                                  $  510,000      $      510,286
-----------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes,
  6.45%, 01/15/08(c)                            3,275,000           3,303,722
-----------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(c)          2,805,000           2,938,378
-----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(c)                4,705,000           4,992,522
-----------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $3,737,949)(c)(d)     3,495,000           3,482,802
-----------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06; Cost $6,280,000)(c)(d)(g)           6,280,000           6,557,513
=============================================================================
                                                                   21,785,223
=============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.20%

Realogy Corp.,
  Sr. Floating Rate Notes, 6.07%, 10/20/09
  (Acquired 10/13/06; Cost $495,000)(c)(d)(f)     495,000             495,307
-----------------------------------------------------------------------------
  Sr. Notes, 6.50%, 10/15/16 (Acquired
  10/13/06-10/16/06; Cost $1,666,731)(c)(d)     1,665,000           1,678,886
-----------------------------------------------------------------------------
Southern Investments UK PLC (United Kingdom),
  Gtd. Trust Pfd. Yankee Notes,
  8.23%, 02/01/27(c)                            1,070,000           1,086,050
=============================================================================
                                                                    3,260,243
=============================================================================

REGIONAL BANKS-1.23%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.92%, 03/01/34(c)(f)    4,050,000           4,140,072
-----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.94%, 06/01/28(c)(f)             1,175,000           1,135,379
-----------------------------------------------------------------------------
Popular North America Inc.-Series F, Medium
  Term Notes, 5.20%, 12/12/07(c)                4,060,000           4,033,326
-----------------------------------------------------------------------------
Summit Capital Trust I-Series B, Gtd. Trust
  Pfd. Bonds, 8.40%, 03/15/27(c)                  500,000             524,500
-----------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(c)                                   1,500,000           1,474,050
-----------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                            7,615,000           8,447,319
=============================================================================
                                                                   19,754,646
=============================================================================

REINSURANCE-0.29%

Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(c)          1,995,000           2,004,995
-----------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $2,747,640)(c)(d)     2,800,000           2,618,392
=============================================================================
                                                                    4,623,387
=============================================================================

AIM Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------

RETAIL REIT'S-0.36%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 7.00%, 03/19/07(c)        $2,680,000      $    2,688,362
-----------------------------------------------------------------------------
JDN Realty Corp., Unsec. Sub. Notes,
  6.95%, 08/01/07(c)                            3,120,000           3,145,584
=============================================================================
                                                                    5,833,946
=============================================================================

SOVEREIGN DEBT-0.12%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $2,050,181)(c)(d)                             1,820,000           1,863,134
=============================================================================

SPECIALIZED CONSUMER SERVICES-0.12%

Block Financial Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 8.50%, 04/15/07(c)                     1,868,000           1,882,458
=============================================================================

SPECIALIZED REIT'S-0.40%

Health Care Property Investors, Inc.,
  Floating Rate Medium Term Notes, 5.81%,
  09/15/08(c)(f)                                2,540,000           2,547,391
-----------------------------------------------------------------------------
  Sr. Medium Term Notes, 6.30%, 09/15/16(c)     2,020,000           2,058,946
-----------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(c)                                   1,905,000           1,884,140
=============================================================================
                                                                    6,490,477
=============================================================================

SPECIALTY CHEMICALS-0.06%

ICI Wilmington Inc., Gtd. Notes, 7.05%,
  09/15/07(c)                                     880,000             888,589
=============================================================================

STEEL-0.10%

Commercial Metals Co., Unsec. Unsub. Notes,
  6.80%, 08/01/07(c)                            1,560,000           1,570,608
=============================================================================

THRIFTS & MORTGAGE FINANCE-0.52%

Countrywide Home Loans, Inc.-Series E, Gtd.
  Medium Term Notes, 6.94%, 07/16/07(c)         1,580,000           1,592,561
-----------------------------------------------------------------------------
Dime Capital Trust I-Series A, Gtd. Trust
  Pfd. Notes, 9.33%, 05/06/27(c)                1,170,000           1,237,907
-----------------------------------------------------------------------------
Great Western Financial Trust II-Series A,
  Jr. Gtd. Sub. Trust Pfd. Notes, 8.21%,
  02/01/27(c)                                   1,355,000           1,416,233
-----------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(c)                2,935,000           3,108,282
-----------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(c)                1,000,000           1,052,000
=============================================================================
                                                                    8,406,983
=============================================================================

TOBACCO-0.26%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(c)                                   4,130,000           4,134,915
=============================================================================

TRUCKING-0.18%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                            2,805,000           2,926,541
=============================================================================

-----------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT            VALUE

WIRELESS TELECOMMUNICATION SERVICES-0.45%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(c)                           $3,550,000      $    3,775,993
-----------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)   2,900,000           3,487,888
=============================================================================
                                                                    7,263,881
=============================================================================
    Total Bonds & Notes (Cost $373,345,045)                       371,073,036
=============================================================================

U.S. MORTGAGE-BACKED SECURITIES-11.16%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.31%

Federal Home Loan Mortgage Corp.,
  Pass Through Ctfs.,
  5.50%, 05/01/13 to 12/01/33(c)                2,546,068           2,539,847
-----------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(c)                2,533,725           2,606,609
-----------------------------------------------------------------------------
  6.50%, 01/01/16 to 01/01/35(c)                2,779,534           2,833,196
-----------------------------------------------------------------------------
  6.00%, 03/01/17 to 01/01/34(c)                5,183,342           5,251,880
-----------------------------------------------------------------------------
  4.50%, 10/01/18(c)                              271,729             262,606
-----------------------------------------------------------------------------
  8.00%, 01/01/27(c)                              843,916             889,257
-----------------------------------------------------------------------------
  7.50%, 11/01/30 to 03/01/32(c)                  391,823             407,776
-----------------------------------------------------------------------------
  5.00%, 10/01/33(c)                              270,084             261,144
-----------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  4.50%, 01/01/22(c)(i)                         2,664,000           2,567,430
-----------------------------------------------------------------------------
  5.00%, 01/01/37(c)(i)                        16,270,000          15,700,550
-----------------------------------------------------------------------------
  5.50%, 01/01/37(c)(i)                        19,148,618          18,939,180
-----------------------------------------------------------------------------
  6.00%, 02/01/37(c)(i)                         1,000,000           1,007,188
=============================================================================
                                                                   53,266,663
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.77%

Federal National Mortgage Association,
  Pass Through Ctfs.,
  8.50%, 03/01/10 to 01/01/23(c)                  128,868             136,397
-----------------------------------------------------------------------------
  6.50%, 04/01/14 to 10/01/35(c)                2,939,076           3,012,179
-----------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32(c)                  826,192             859,610
-----------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32(c)                2,631,198           2,708,115
-----------------------------------------------------------------------------
  5.00%, 11/01/17 to 02/01/19(c)                5,945,537           5,859,787
-----------------------------------------------------------------------------
  5.50%, 07/01/19 to 10/01/34(c)               10,299,795          10,230,253
-----------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30(c)                  560,620             592,290
-----------------------------------------------------------------------------
  6.00%, 03/01/22(c)                              181,830             182,986
-----------------------------------------------------------------------------
  8.50%, 10/01/28(c)                            1,173,288(j)        1,257,270
-----------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.00%, 01/01/22(c)(i)                        11,156,740          10,968,470
-----------------------------------------------------------------------------
  5.50%, 01/01/22 to 01/01/37(c)(i)            48,637,190          48,246,377
-----------------------------------------------------------------------------
  6.00%, 01/01/37(c)(i)                        23,814,992          23,978,720
-----------------------------------------------------------------------------
  6.50%, 01/01/37(c)(i)                           682,282             695,288
=============================================================================
                                                                  108,727,742
=============================================================================

AIM Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.08%

Government National Mortgage Association,
  Pass Through Ctfs., 6.50%, 10/15/08 to
  12/15/33(c)                                  $2,070,807      $    2,128,029
-----------------------------------------------------------------------------
  7.00%, 10/15/08 to 05/15/32(c)                  931,266             962,137
-----------------------------------------------------------------------------
  6.00%, 11/15/08 to 10/15/33(c)                6,889,943           7,000,818
-----------------------------------------------------------------------------
  5.00%, 03/15/18(c)                            1,603,037           1,585,327
-----------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31(c)                  416,223             441,241
-----------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32(c)                1,042,841           1,088,726
-----------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25(c)                  108,938             117,738
-----------------------------------------------------------------------------
  5.50%, 12/15/31 to 05/15/35(c)                3,981,685           3,969,356
=============================================================================
                                                                   17,293,372
=============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $179,555,978)                                         179,287,777
=============================================================================

ASSET-BACKED SECURITIES-2.90%

COLLATERALIZED MORTGAGE OBLIGATIONS-1.69%

Accredited Mortgage Loan Trust-Series 2003-3,
  Class A3, Floating Rate Pass Through Ctfs.,
  5.73%, 01/25/34(c)(f)                           457,705             458,901
-----------------------------------------------------------------------------
Banc of America Mortgage Securities Inc.-
  Series 2003-D, Class 2AI, Floating Rate
  Pass Through Ctfs., 4.18%, 05/25/33(c)(f)     1,147,915           1,127,716
-----------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-
  Series 2003-B4, Class B4, Floating Rate
  Pass Through Ctfs., 6.15%, 07/15/11(c)(f)     2,230,000           2,254,658
-----------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series 2004-6,
  Class 2A5, Floating Rate Pass Through
  Ctfs., 5.74%, 11/25/34(c)(f)                    687,893             690,365
-----------------------------------------------------------------------------
Countrywide Home Loans-Series 2004-HYB7,
  Class 1A2, Pass Through Ctfs., 4.71%,
  11/20/34(c)                                   1,192,756           1,180,222
-----------------------------------------------------------------------------
Credit Suisse First Boston Mortgage
  Securities Corp.,
  -Series 2004-AR3, Class 5A1, Pass Through
  Ctfs., 4.73%, 04/25/34(c)                     1,165,966           1,158,632
-----------------------------------------------------------------------------
  -Series 2004-AR7, Class 2A1, Pass Through
  Ctfs., 4.67%, 11/25/34(c)                     1,333,493           1,316,180
-----------------------------------------------------------------------------
  -Series 2004-C4, Class A6, Pass Through
  Ctfs.,
  4.69%, 10/15/39(c)                            2,850,000           2,738,567
-----------------------------------------------------------------------------
Federal Home Loan Bank-Series TQ-2015, Class
  A, Pass Through Ctfs., 5.07%, 10/20/15(c)     2,455,849           2,427,582
-----------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5, Class
  2A1, Pass Through Ctfs., 4.51%, 05/25/34(c)     750,831             739,017
-----------------------------------------------------------------------------
Impac CMB Trust,
  -Series 2003-12, Class A1, Floating Rate
  Pass Through Ctfs., 6.11%, 12/25/33(c)(f)       132,441             132,574
-----------------------------------------------------------------------------
  -Series 2004-1, Class A1, Floating Rate
  Pass Through Ctfs., 6.01%, 03/25/34(c)(f)       413,095             415,502
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT            VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Master Asset Securitization Trust-Series
  2003-8, Class 1A1, Pass Through Ctfs.,
  5.50%, 09/25/33(c)                           $2,825,362      $    2,775,919
-----------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series 2003-G,
  Class A1, Floating Rate Pass Through Ctfs.,
  5.67%, 01/25/29(c)(f)                         1,204,638           1,206,057
-----------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust- Series
  2004-6AR, Class 2A2, Pass Through Ctfs.,
  4.06%, 08/25/34(c)                            1,339,033           1,337,253
-----------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-Series
  2005-AR1, Class 2A1, Floating Rate Pass
  Through Ctfs., 5.63%, 02/25/35(c)(f)            422,743             423,269
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.-
  Series 2003-RS2, Class AII, Floating Rate
  Pass Through Ctfs., 5.69%, 03/25/33(c)(f)       314,736             314,951
-----------------------------------------------------------------------------
Specialty Underwriting & Residential Finance
  Trust-Series 2003-BC3, Class A, Floating
  Rate Pass Through Ctfs., 5.70%,
  08/25/34(c)(f)                                    8,370               8,387
-----------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust,
  -Series 2004-3AC, Class A1, Floating Rate
  Pass Through Ctfs., 4.94%, 03/25/34(c)(f)     1,242,024           1,237,499
-----------------------------------------------------------------------------
  -Series 2005-1, Class 1A1, Pass Through
  Ctfs., 5.14%, 02/25/35(c)                       849,332             870,370
-----------------------------------------------------------------------------
Structured Asset Securities Corp.,
  -Series 2003-37A, Class 7A, Pass Through
  Ctfs., 6.96%, 12/25/33(c)                       837,565             844,397
-----------------------------------------------------------------------------
  -Series 2004-2AC, Class A1, Floating Rate
  Pass Through Ctfs., 5.00%, 02/25/34(c)(f)     2,279,784           2,285,374
-----------------------------------------------------------------------------
Vanderbilt Mortgage and Finance, Inc.- Series
  2002-B, Class A4, Pass Through Ctfs.,
  5.84%, 02/07/26(c)                            1,175,000           1,186,823
=============================================================================
                                                                   27,130,215
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.07%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $6,733,854)(c)(d)     6,085,000           7,171,093
-----------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 04/15/15 (Acquired 07/14/05;
  Cost $4,406,005)(d)(h)                        4,406,005           4,279,641
-----------------------------------------------------------------------------
Patrons' Legacy,-
  2004-I-Series A, Ctfs., 6.67%, 05/04/18
  (Acquired 04/30/04-07/14/05; Cost
  $3,445,376)(d)(h)                             3,402,778           3,404,037
-----------------------------------------------------------------------------
  2003-III-Series A, Ctfs.,
  5.65%, 04/17/18 (Acquired 11/04/04; Cost
  $2,436,069)(d)(h)                             2,375,703           2,354,487
=============================================================================
                                                                   17,209,258
=============================================================================

AIM Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-0.14%

North Front Pass-Through Trust, Pass Through
  Ctfs. Bonds, 5.81%, 12/15/24 (Acquired
  12/08/04; Cost $2,369,940)(c)(d)             $2,350,000      $    2,320,954
=============================================================================
    Total Asset-Backed Securities (Cost
      $46,932,949)                                                 46,660,427
=============================================================================

                                                 SHARES
PREFERRED STOCKS-0.69%

LIFE & HEALTH INSURANCE-0.13%

Aegon N.V., 6.38% Pfd. (Netherlands)               79,800           2,072,406
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.05%

Auction Pass-Through Trust-Series 2001-1,
  Class A, 5.80%, Floating Rate Pfd.
  (Acquired 10/03/06; Cost
  $750,000)(d)(f)(h)(k)(l)                              3             759,787
=============================================================================

THRIFTS & MORTGAGE FINANCE-0.36%

Fannie Mae,
  Series J, 6.45% Floating Rate Pfd.,(f)           56,850           2,853,870
-----------------------------------------------------------------------------
  Series K, 5.40% Floating Rate Pfd.,(f)           59,850           2,995,492
=============================================================================
                                                                    5,849,362
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.15%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                       93,000           2,331,510
=============================================================================
    Total Preferred Stocks (Cost $11,000,677)                      11,013,065
=============================================================================

                                               PRINCIPAL
                                                 AMOUNT
MUNICIPAL OBLIGATIONS-0.64%

Detroit (City of), Michigan;
  Series 2005 A-1, Taxable Capital
  Improvement Limited Tax GO (INS-Ambac
  Assurance Corp.),
  4.96%, 04/01/20(c)(e)                        $1,550,000           1,456,116
-----------------------------------------------------------------------------
  Series 2005, Taxable COP (INS-Financial
  Guaranty Insurance Co.),
  4.95%, 06/15/25(c)(e)                         1,920,000           1,769,933
-----------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
  4.87%, 07/15/16(c)                              925,000             889,499
-----------------------------------------------------------------------------
  5.22%, 07/15/20(c)                            1,100,000           1,072,896
-----------------------------------------------------------------------------
  5.28%, 01/15/22(c)                              600,000             584,214
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT            VALUE
MUNICIPAL OBLIGATIONS-(CONTINUED)

Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.)
  6.10%, 05/01/24(c)(e)                        $2,060,000      $    2,112,942
-----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB (INS-Financial Guaranty
  Insurance Co.),
  3.69%, 07/01/07(c)(e)                         1,080,000           1,071,457
-----------------------------------------------------------------------------
  4.21%, 07/01/08(c)(e)                         1,285,000           1,266,059
=============================================================================
    Total Municipal Obligations (Cost
      $10,568,408)                                                 10,223,116
=============================================================================

COMMERCIAL PAPER-0.31%

BROADCASTING & CABLE TV-0.31%

Cox Communications Inc., Floating Rate
  Commercial Paper,
  5.62%, 08/15/07 (Acquired 11/03/06; Cost
  $280,000) (Cost $5,030,000)(c)(d)(f)          5,030,000           5,030,860
=============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.23%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.23%

Unsec. Floating Rate Global Notes, 3.20%,
  02/17/09 (Cost $3,860,000)(c)(f)              3,860,000           3,775,968
=============================================================================

                                                 SHARES
MONEY MARKET FUNDS-2.73%

Liquid Assets Portfolio-Institutional
  Class(m)                                     21,896,097          21,896,097
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)       21,896,097          21,896,097
=============================================================================
    Total Money Market Funds (Cost
      $43,792,194)                                                 43,792,194
=============================================================================
TOTAL INVESTMENTS-107.43% (Cost
  $1,458,594,268)                                               1,725,619,894
=============================================================================
OTHER ASSETS LESS LIABILITIES-(7.43)%                            (119,368,484)
=============================================================================
NET ASSETS-100.00%                                             $1,606,251,410
_____________________________________________________________________________
=============================================================================

AIM Basic Balanced Fund

Investment Abbreviations:

ADR      - American Depositary Receipt
COP      - Certificates of Participation
Ctfs.    - Certificates
Deb.     - Debentures
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
Jr.      - Junior
LILACS   - Life Insurance and Life Annuities Backed Certificate
Pfd.     - Preferred
RB       - Revenue Bonds
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $48,233,269, which represented 3.00% of the Fund's Net Assets. See Note 1A.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2006 was $606,013,019, which represented 37.73% of the Fund's Net Assets. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2006 was $111,060,386, which represented 6.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2006.
(g) Perpetual bond with no specified maturity date.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at December 31, 2006 was $11,566,928, which represented 0.72% of the Fund's Net Assets.
(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(j) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N and Note 8.
(k) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of December 31, 2006 represented 0.05% of the Fund's Net Assets. See Note 3.
(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at December 31, 2006 represented 0.05% of the Fund's Net Assets. See Note 1A.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

AIM Basic Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:

Investments, at value (cost $1,414,052,074)   $1,681,067,913
------------------------------------------------------------
Investments in affiliates (cost $44,542,194)      44,551,981
============================================================
    Total investments (Cost $1,458,594,268)    1,725,619,894
============================================================
Foreign currencies, at value (cost $48,729)           49,124
------------------------------------------------------------
Cash                                                 458,011
------------------------------------------------------------
Receivables for:
  Investments sold                                34,595,493
------------------------------------------------------------
  Fund shares sold                                 1,784,675
------------------------------------------------------------
  Dividends and Interest                           8,918,928
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               474,828
------------------------------------------------------------
Other assets                                         152,771
============================================================
    Total assets                               1,772,053,724
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          157,647,898
------------------------------------------------------------
  Fund shares reacquired                           5,350,830
------------------------------------------------------------
  Dividends                                            1,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 673,013
------------------------------------------------------------
  Unrealized depreciation on credit default
    swap agreements                                   19,925
------------------------------------------------------------
  Variation margin                                    86,687
------------------------------------------------------------
Accrued distribution fees                            679,743
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,169
------------------------------------------------------------
Accrued transfer agent fees                        1,098,377
------------------------------------------------------------
Accrued operating expenses                           236,172
============================================================
    Total liabilities                            165,802,314
============================================================
Net assets applicable to shares outstanding   $1,606,251,410
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,942,171,504
------------------------------------------------------------
Undistributed net investment income               (2,057,713)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts, option contracts and
  credit default swap agreements                (599,964,595)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, futures
  contracts and credit default swap
  agreements                                     266,102,214
============================================================
                                              $1,606,251,410
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  788,002,519
____________________________________________________________
============================================================
Class B                                       $  358,655,247
____________________________________________________________
============================================================
Class C                                       $  163,629,828
____________________________________________________________
============================================================
Class R                                       $    7,292,864
____________________________________________________________
============================================================
Investor Class                                $  288,521,669
____________________________________________________________
============================================================
Institutional Class                           $      149,283
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           59,432,973
____________________________________________________________
============================================================
Class B                                           27,115,556
____________________________________________________________
============================================================
Class C                                           12,361,145
____________________________________________________________
============================================================
Class R                                              550,482
____________________________________________________________
============================================================
Investor Class                                    21,765,504
____________________________________________________________
============================================================
Institutional Class                                   11,189
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        13.26
------------------------------------------------------------
  Offering price per share
  (Net asset value of $13.26 divided by
    94.50%                                    $        14.03
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.23
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.24
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        13.25
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        13.26
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        13.25
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Balanced Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 31,763,442
--------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $303,530)        18,067,044
--------------------------------------------------------------------------
Dividends from affiliates                                        2,276,820
==========================================================================
    Total investment income                                     52,107,306
==========================================================================

EXPENSES:

Advisory fees                                                    8,724,288
--------------------------------------------------------------------------
Administrative services fees                                       420,982
--------------------------------------------------------------------------
Custodian fees                                                     209,986
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,953,111
--------------------------------------------------------------------------
  Class B                                                        4,301,392
--------------------------------------------------------------------------
  Class C                                                        1,767,870
--------------------------------------------------------------------------
  Class R                                                           33,308
--------------------------------------------------------------------------
  Investor Class                                                   762,327
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   5,208,383
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                    94
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           46,566
--------------------------------------------------------------------------
Other                                                              508,299
==========================================================================
    Total expenses                                              23,936,606
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (132,489)
==========================================================================
    Net expenses                                                23,804,117
==========================================================================
Net investment income                                           28,303,189
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND CREDIT DEFAULT SWAP AGREEMENTS:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(32,116))                 94,815,262
--------------------------------------------------------------------------
  Foreign currencies                                                17,617
--------------------------------------------------------------------------
  Futures contracts                                                 33,845
--------------------------------------------------------------------------
  Option contracts written                                         109,658
--------------------------------------------------------------------------
  Credit default swap agreements                                    (9,047)
==========================================================================
                                                                94,967,335
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         42,294,497
--------------------------------------------------------------------------
  Foreign currencies                                                 2,612
--------------------------------------------------------------------------
  Futures contracts                                             (1,123,851)
--------------------------------------------------------------------------
  Credit default swap agreements                                   (19,925)
==========================================================================
                                                                41,153,333
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and credit default
  swap agreements                                              136,120,668
==========================================================================
Net increase in net assets resulting from operations          $164,423,857
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Balanced Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   28,303,189    $   13,469,892
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts, option contracts and
    credit default swap agreements                                94,967,335        21,611,309
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, futures contracts and
    credit default swap agreements                                41,153,333        27,276,794
==============================================================================================
    Net increase in net assets resulting from operations         164,423,857        62,357,995
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (17,077,479)       (8,595,883)
----------------------------------------------------------------------------------------------
  Class B                                                         (6,054,999)       (3,119,462)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,530,825)       (1,137,561)
----------------------------------------------------------------------------------------------
  Class R                                                           (131,080)          (51,437)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (6,589,651)       (3,351,057)
----------------------------------------------------------------------------------------------
  Institutional Class                                                 (2,846)             (470)
==============================================================================================
    Decrease in net assets resulting from distributions          (32,386,880)      (16,255,870)
==============================================================================================
Share transactions-net:
  Class A                                                        (91,768,660)      726,493,380
----------------------------------------------------------------------------------------------
  Class B                                                       (190,334,691)      425,784,791
----------------------------------------------------------------------------------------------
  Class C                                                        (43,939,203)      162,166,535
----------------------------------------------------------------------------------------------
  Class R                                                             51,923         6,518,889
----------------------------------------------------------------------------------------------
  Investor Class                                                 (79,282,144)      335,615,063
----------------------------------------------------------------------------------------------
  Institutional Class                                                106,661            22,337
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (405,166,114)    1,656,600,995
==============================================================================================
    Net increase (decrease) in net assets                       (273,129,137)    1,702,703,120
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,879,380,547       176,677,427
==============================================================================================
  End of year (including undistributed net investment income
    of $(2,057,713) and $(3,900,957), respectively)           $1,606,251,410    $1,879,380,547
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Balanced Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Basic Balanced Fund

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of

AIM Basic Balanced Fund

     estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. COVERED CALL OPTIONS -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

M. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

N. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar

AIM Basic Balanced Fund

     bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

P. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.65%
--------------------------------------------------------------------
Next $1.85 billion                                            0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2006, AIM waived advisory fees of $9,318.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,861.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including

AIM Basic Balanced Fund

asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended December 31, 2006, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2006, ADI advised the Fund that it retained $118,551 in front-end sales commissions from the sale of Class A shares and $605, $235,115, $9,914 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $17,648,250      $344,744,841      $(340,496,994)        $   --         $21,896,097     $1,000,804      $    --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --       178,171,774       (156,275,677)            --          21,896,097        509,029           --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            17,648,250       187,986,810       (205,635,060)            --                  --        493,514           --
===================================================================================================================================
  Subtotal        $35,296,500      $710,903,425      $(702,407,731)        $   --         $43,792,194     $2,003,347      $    --
===================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended December 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
                   12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust-Series
  2001-1, Class
  A, Floating
  Rate Pfd.
  (Cost
  $750,000)       $ 5,500,000      $    750,000      $  (5,500,000)        $9,787         $   759,787     $  150,807      $    --
-----------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust-Series
  2001-4, Class
  A, Floating
  Rate Pfd.                --         8,009,333         (8,000,000)            --                  --        122,666       (9,333)
===================================================================================================================================
  Subtotal        $ 5,500,000      $  8,759,333      $ (13,500,000)        $9,787         $   759,787     $  273,473      $(9,333)
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $40,796,500      $719,662,758      $(715,907,731)        $9,787         $44,551,981     $2,276,820      $(9,333)
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2006, the Fund engaged in securities sales of $2,547,493, which resulted in net realized gains (losses) of $(32,116), and securities purchases of $20,017,085.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended December 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $120,310.

AIM Basic Balanced Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2006, the Fund paid legal fees of $10,128 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--FUTURES CONTRACTS

On December 31, 2006, $1,173,288 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                            OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                              NUMBER OF        MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS      COMMITMENT        12/31/06       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        24         Mar-07/Long     $   4,896,750     $   (18,732)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      989         Mar-07/Long       106,286,594      (1,244,342)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                        4         Mar-07/Long           445,750          (9,244)
============================================================================================================================
                                                                                             $ 111,629,094     $(1,272,318)
============================================================================================================================
Eurodollar GLOBEX2 etrading                                      320        Dec-07/Short     $ (76,040,000)    $   289,525
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       371        Mar-07/Short       (38,978,188)         77,326
============================================================================================================================
                                                                                             $(115,018,188)    $   366,851
============================================================================================================================
                                                                                             $  (3,389,094)    $  (905,467)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                         REFERENCE           BUY/SELL     PAY/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                               ENTITY           PROTECTION    FIXED RATE        DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Leman Brothers Inc.                  Dow Jones CDX.NA.IG       Buy           0.40%       12/20/2011    $11,250        $(19,925)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

AIM Basic Balanced Fund

NOTE 10--OPTION CONTRACTS WRITTEN

                                       TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                                              ---------------------    ---------------------
                                                              NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED    CONTRACTS    RECEIVED
------------------------------------------------------------------------------------------------------------
Beginning of period                                               --       $    --         --       $     --
------------------------------------------------------------------------------------------------------------
Written                                                          222        37,703        466         74,982
------------------------------------------------------------------------------------------------------------
Closed                                                            --            --       (285)       (43,559)
------------------------------------------------------------------------------------------------------------
Expired                                                         (222)      (37,703)      (181)       (31,423)
============================================================================================================
End of period                                                     --       $    --         --       $     --
____________________________________________________________________________________________________________
============================================================================================================

NOTE 11--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $32,386,880    $16,255,870
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      932,097
------------------------------------------------------------------------------
Unrealized appreciation-investments                                253,578,436
------------------------------------------------------------------------------
Temporary book/tax differences                                        (500,153)
------------------------------------------------------------------------------
Capital loss carryforward                                         (589,930,474)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,942,171,504
==============================================================================
  Total net assets                                              $1,606,251,410
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales, treatment of partnerships and bond premium amortization, the recognition of gains (losses) on dollar roll transactions, the realization for tax purposes of unrealized gains (losses) on certain future contracts and credit default swap agreements. The tax-basis net unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $1,980 and credit default swap agreements of $(5,810).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2006 to utilizing $588,093,284 of capital loss carryforward in the fiscal year ended December 31, 2007.

    The Fund utilized $70,880,094 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                               $ 20,533,696
-----------------------------------------------------------------------------
December 31, 2008                                                 35,503,936
-----------------------------------------------------------------------------
December 31, 2009                                                533,892,842
=============================================================================
Total capital loss carryforward                                 $589,930,474
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of July 18, 2005, the date of the reorganization of AIM Total Return Fund and AIM Balanced Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM Basic Balanced Fund

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2006 was $600,630,308 and $1,050,270,774, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $37,045,411 and $52,875,866.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $280,760,288
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (27,178,022)
==============================================================================
Net unrealized appreciation of investment securities             $253,582,266
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,472,037,628.

NOTE 13--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of defaulted bonds, capital loss carryforward limitations, bond premium amortization, paydowns on mortgage-backed securities, foreign currency and credit default swap agreements, on December 31, 2006, undistributed net investment income was increased by $5,926,935, undistributed net realized gain (loss) was decreased by $7,402,594 and shares of beneficial interest increased by $1,475,659. This reclassification had no effect on the net assets of the Fund.

AIM Basic Balanced Fund

NOTE 14--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                                        2006(a)                           2005
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       5,554,775    $  69,877,462      3,574,831    $   41,159,315
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,642,616       20,562,209      1,555,755        19,622,389
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,035,649       12,980,241        692,392         8,691,991
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         174,775        2,202,980         86,849         1,041,093
---------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             2,076,711       26,090,526      1,113,552        13,282,200
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               8,219          104,034             --                --
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,288,017       16,206,328        676,892         8,200,834
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         452,214        5,660,842        239,524         2,896,797
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         186,996        2,344,394         86,923         1,052,344
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                          10,412          131,078          4,242            51,436
---------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               508,154        6,386,710        270,718         3,281,489
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 224            2,846             39               441
===========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                              --               --     77,177,908       923,985,582
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --     43,315,411       517,172,720
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --     15,637,235       186,852,784
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --        540,014         6,459,635
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --               --     36,513,673       437,019,759
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --          1,829            21,896
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       6,798,647       85,418,117      2,568,566        30,758,935
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,818,504)     (85,418,117)    (2,575,119)      (30,758,935)
===========================================================================================================================
Reacquired:
  Class A                                                     (20,956,438)    (263,270,567)   (23,065,739)     (277,611,286)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,471,166)    (131,139,625)    (6,979,708)      (83,148,180)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,726,936)     (59,263,838)    (2,891,817)      (34,430,584)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (180,764)      (2,282,135)       (86,644)       (1,033,275)
---------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (8,910,860)    (111,759,380)    (9,806,444)     (117,968,385)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 (17)            (219)            --                --
===========================================================================================================================
                                                              (32,327,276)   $(405,166,114)   138,650,882    $1,656,600,995
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and they own 14% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are owned beneficially.
(b)  Investor Class shares commenced sales on July 15, 2005.
(c) As of open of business on July 18, 2005, the Fund acquired all the net assets of AIM Total Return Fund and AIM Balanced Fund pursuant to plans of reorganization approved by the Trustees of the Fund on March 22, 2005 and by shareholders of AIM Total Return Fund and AIM Balanced Fund on June 28, 2005. The acquisitions were accomplished by a tax-free exchange of 173,186,070 shares of the Fund for 18,511,675 shares of AIM Total Return Fund outstanding and 63,798,609 shares of AIM Balanced Fund outstanding as of the close of business on July 15, 2005. Each class of shares of AIM Total Return Fund and AIM Balanced Fund was exchanged for the like class of shares of Fund based on the relative net asset value of AIM Total Return Fund and AIM Balanced Fund to net asset value of the Fund on the close of business, July 15, 2005. AIM Total Return Fund's net assets at the close of business on July 15, 2005 of $446,220,459 including $10,821,724 of unrealized appreciation and AIM Balanced Fund's net assets at the close of business on July 15, 2005 of $1,625,291,917 including $161,076,306 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $166,853,760. The combined aggregate net assets of the Fund subsequent to the reorganization were $2,238,366,136.

AIM Basic Balanced Fund

NOTE 15--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending December 31, 2007.

NOTE 16--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2006           2005       2004       2003       2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.25       $  11.86    $ 11.50    $  9.46    $ 10.75
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)        0.16       0.08       0.05       0.11(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.05           0.41       0.71       2.05      (1.28)
======================================================================================================================
    Total from investment operations                              1.29           0.57       0.79       2.10      (1.17)
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.28)         (0.18)     (0.10)     (0.06)     (0.12)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --      (0.33)        --         --
======================================================================================================================
    Total distributions                                          (0.28)         (0.18)     (0.43)     (0.06)     (0.12)
======================================================================================================================
Net asset value, end of period                                $  13.26       $  12.25    $ 11.86    $ 11.50    $  9.46
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  10.67%          4.85%      6.89%     22.35%    (10.97)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $788,003       $817,588    $68,951    $53,675    $32,414
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.14%(c)       1.14%      1.47%      1.50%      1.48%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.14%(c)       1.14%      1.49%      1.57%      1.67%
======================================================================================================================
Ratio of net investment income to average net assets              1.93%(c)       1.59%      0.73%      0.46%      1.15%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             38%            90%        64%        51%        42%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $781,244,521.

AIM Basic Balanced Fund

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2006           2005       2004       2003       2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.22       $  11.84    $ 11.49    $  9.46    $ 10.75
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.15(a)        0.08       0.01      (0.02)      0.05(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.04           0.40       0.69       2.06      (1.29)
======================================================================================================================
    Total from investment operations                              1.19           0.48       0.70       2.04      (1.24)
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.18)         (0.10)     (0.02)     (0.01)     (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --      (0.33)        --         --
======================================================================================================================
    Total distributions                                          (0.18)         (0.10)     (0.35)     (0.01)     (0.05)
======================================================================================================================
Net asset value, end of period                                $  13.23       $  12.22    $ 11.84    $ 11.49    $  9.46
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   9.86%          4.04%      6.12%     21.64%    (11.56)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $358,655       $517,032    $79,968    $76,304    $47,597
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.89%(c)       1.88%      2.12%      2.15%      2.13%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.89%(c)       1.88%      2.14%      2.22%      2.32%
======================================================================================================================
Ratio of net investment income (loss) to average net assets       1.18%(c)       0.85%      0.08%     (0.19)%     0.50%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             38%            90%        64%        51%        42%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $430,139,237.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2006           2005       2004       2003       2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.23       $  11.85    $ 11.49    $  9.46    $ 10.75
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.15(a)        0.08       0.01      (0.02)      0.05(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.04           0.40       0.70       2.06      (1.29)
======================================================================================================================
    Total from investment operations                              1.19           0.48       0.71       2.04      (1.24)
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.18)         (0.10)     (0.02)     (0.01)     (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --      (0.33)        --         --
======================================================================================================================
    Total distributions                                          (0.18)         (0.10)     (0.35)     (0.01)     (0.05)
======================================================================================================================
Net asset value, end of period                                $  13.24       $  12.23    $ 11.85    $ 11.49    $  9.46
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   9.86%          4.04%      6.21%     21.64%    (11.57)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $163,630       $194,027    $27,729    $24,790    $15,727
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.89%(c)       1.88%      2.12%      2.15%      2.13%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.89%(c)       1.88%      2.14%      2.22%      2.32%
======================================================================================================================
Ratio of net investment income (loss) to average net assets       1.18%(c)       0.85%      0.08%     (0.19)%     0.50%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             38%            90%        64%        51%        42%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $176,787,011.

AIM Basic Balanced Fund

                                                                             CLASS R
                                                              -------------------------------------
                                                                                     APRIL 30, 2004
                                                                  YEAR ENDED          (DATE SALES
                                                                 DECEMBER 31,        COMMENCED) TO
                                                              -------------------     DECEMBER 31,
                                                               2006         2005          2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.24       $11.87        $11.61
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.21(a)      0.13          0.05
---------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        1.05         0.40          0.60
===================================================================================================
    Total from investment operations                            1.26         0.53          0.65
===================================================================================================
Less distributions:
  Dividends from net investment income                         (0.25)       (0.16)        (0.06)
---------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --         (0.33)
===================================================================================================
    Total distributions                                        (0.25)       (0.16)        (0.39)
===================================================================================================
Net asset value, end of period                                $13.25       $12.24        $11.87
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                10.40%        4.47%         5.68%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $7,293       $6,684        $   19
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.39%(c)     1.38%         1.62%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.39%(c)     1.38%         1.64%(d)
===================================================================================================
Ratio of net investment income to average net assets            1.68%(c)     1.35%         0.58%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(e)                                        38%          90%           64%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,661,520.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                        INVESTOR CLASS
                                                              -----------------------------------
                                                                                    JULY 15, 2005
                                                                                     (DATE SALES
                                                                YEAR ENDED          COMMENCED) TO
                                                               DECEMBER 31,         DECEMBER 31,
                                                                   2006                 2005
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  12.25             $  11.97
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.24(a)              0.09
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             1.05                 0.30
=================================================================================================
    Total from investment operations                                 1.29                 0.39
=================================================================================================
Less dividends from net investment income                           (0.28)               (0.11)
=================================================================================================
Net asset value, end of period                                   $  13.26             $  12.25
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                     10.67%                3.28%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $288,522             $344,015
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets                              1.14%(c)             1.10%(d)
=================================================================================================
Ratio of net investment income to average net assets                 1.93%(c)             1.63%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                             38%                  90%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $304,930,884.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Basic Balanced Fund

                                                                       INSTITUTIONAL CLASS
                                                              --------------------------------------
                                                                                     APRIL 30 , 2004
                                                                  YEAR ENDED           (DATE SALES
                                                                 DECEMBER 31,         COMMENCED) TO
                                                              -------------------     DECEMBER 31,
                                                               2006         2005          2004
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.24       $11.86         $11.61
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.30(a)      0.22           0.10
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        1.05         0.40           0.61
====================================================================================================
    Total from investment operations                            1.35         0.62           0.71
====================================================================================================
Less distributions:
  Dividends from net investment income                         (0.34)       (0.24)         (0.13)
----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --          (0.33)
====================================================================================================
    Total distributions                                        (0.34)       (0.24)         (0.46)
====================================================================================================
Net asset value, end of period                                $13.25       $12.24         $11.86
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                11.22%        5.28%          6.15%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  149       $   34         $   11
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.68%(c)     0.67%          0.93%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.68%(c)     0.67%          0.95%(d)
====================================================================================================
Ratio of net investment income to average net assets            2.39%(c)     2.06%          1.27%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                        38%          90%            64%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $94,392.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 17--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Basic Balanced Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Basic Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Funds Group and Shareholders of AIM Basic Balanced Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Basic Balanced Fund (one of the funds constituting AIM Funds Group hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

February 20, 2007
Houston, Texas

AIM Basic Balanced Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2006:

       FEDERAL AND STATE INCOME TAX

       Qualified Dividend Income*                       51.00%
       Corporate Dividends Received Deduction*          42.42%
       U.S. Treasury Obligations*                        0.27%




       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

       Qualified Interest Income**                      53.92%




       ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 are 45.68%, 45.85%, 45.63%, and 43.59%, respectively.

AIM Basic Balanced Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Funds Group (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 110 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007        Director, Chief Executive Officer and     None
  Trustee                                     President, AMVESCAP PLC (parent of AIM
                                              and a global investment management
                                              firm); Chairman, A I M Advisors, Inc.
                                              (registered investment advisor); and
                                              Director, Chairman, Chief Executive
                                              Officer and President, AVZ Inc. (holding
                                              company); INVESCO North American
                                              Holdings, Inc. (holding company);
                                              Chairman and President, AMVESCAP Group
                                              Services, Inc. (service provider);
                                              Trustee, The AIM Family of Funds(R);
                                              Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: President, Co-Chief Executive
                                              Officer, Co-President, Chief Operating
                                              Officer and Chief Financial Officer,
                                              Franklin Resources, Inc. (global
                                              investment management organization)
--------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1992        Director and Chairman, A I M Management   None
  Trustee and Vice Chair                      Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC; Chairman, AMVESCAP
                                              PLC -- AIM Division (parent of AIM and a
                                              global investment management firm) and
                                              Trustee and Vice Chair of The AIM Family
                                              of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management
                                              Company (registered broker dealer);
                                              Chief Executive Officer, AMVESCAP
                                              PLC -- Managed Products; and President
                                              and Principal Executive Officer of The
                                              AIM Family of Funds--Registered
                                              Trademark--
--------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006        Director, Chief Executive Officer and     None
  Trustee, President and                      President, A I M Management Group Inc.,
  Principal                                   AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                           broker dealer), AIM Funds Management
                                              Inc. (registered investment advisor) and
                                              1371 Preferred Inc. (holding company);
                                              Director and President, A I M Advisors,
                                              Inc., INVESCO Funds Group, Inc.
                                              (registered investment advisor and
                                              register transfer agent) and AIM GP
                                              Canada Inc. (general partner for a
                                              limited partnership); Director, A I M
                                              Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and
                                              Chairman, AIM Investment Services, Inc.,
                                              Fund Management Company and INVESCO
                                              Distributors, Inc. (registered broker
                                              dealer); Director, President and
                                              Chairman, AVZ Callco Inc. (holding
                                              company); AMVESCAP Inc. (holding
                                              company) and AIM Canada Holdings Inc.
                                              (holding company); Director and Chief
                                              Executive Officer, AIM Trimark Corporate
                                              Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund
                                              company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company);
                                              Trustee, President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); and Manager,
                                              Powershares Capital Management LLC

                                              Formerly: President and Principal
                                              Executive Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice
                                              President and Chief Operations Officer,
                                              AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director,
                                              Trimark Trust (federally regulated
                                              Canadian Trust Company)
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993        Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                           (technology consulting company)           and Captaris, Inc. (unified
                                                                                        messaging provider)
--------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001        Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                               investment company
                                              Formerly: Partner, law firm of Baker &    (2 portfolios))
                                              McKenzie
--------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003        Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                     (investment banking firm); and Director,
                                              Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
--------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000        Director of a number of public and        None
  Trustee                                     private business corporations, including
                                              the Boss Group Ltd. (private investment
                                              and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment
                                              company (3 portfolios)); Annuity and
                                              Life Re (Holdings), Ltd. (insurance
                                              company); CompuDyne Corporation
                                              (provider of products and services to
                                              the public security market); and
                                              Homeowners of America Holding
                                              Corporation (property casualty company)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North
                                              America, Inc.; Senior Vice President, AB
                                              Volvo; and Director of various
                                              affiliated Volvo companies; and
                                              Director, Magellan Insurance Company
--------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997        Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                     Century Group, Inc. (government affairs   Education Fund
                                              company); and Owner, Dos Angelos Ranch,   (non-profit)
                                              L.P.
                                              Formerly: Chief Executive Officer,
                                              Texana Timber LP (sustainable forestry
                                              company)

--------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993        Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
  Trustee                                     Naftalis and Frankel LLP                  investment company
                                                                                        (3 portfolios))
--------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998        Formerly: Chief Executive Officer, YWCA   None
  Trustee                                     of the USA
--------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1992        Partner, law firm of Pennock & Cooper     None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005        Retired                                   Director, Mainstay VP Series
  Trustee                                     Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Basic Balanced Fund

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005        Senior Vice President and Senior Officer  N/A
  Senior Vice President and                   of The AIM Family of Funds--Registered
  Senior Officer                              Trademark--
                                              Formerly: Director of Compliance and
                                              Assistant General Counsel, ICON
                                              Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and
                                              Director of Compliance, ALPS Mutual
                                              Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006        Director, Senior Vice President,          N/A
  Senior Vice President, Chief                Secretary and General Counsel, A I M
  Legal Officer and Secretary                 Management Group Inc. and A I M
                                              Advisors, Inc.; Director, Vice President
                                              and Secretary, INVESCO Distributors,
                                              Inc.; Vice President and Secretary,
                                              A I M Capital Management, Inc., AIM
                                              Investment Services, Inc., and Fund
                                              Management Company; Senior Vice
                                              President and Secretary, A I M
                                              Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.;
                                              Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family
                                              of Funds--Registered Trademark--; and
                                              Manager, Powershares Capital Management
                                              LLC

                                              Formerly: Chief Operating Officer,
                                              Senior Vice President, General Counsel,
                                              and Secretary, Liberty Ridge Capital,
                                              Inc. (an investment adviser); Vice
                                              President and Secretary, PBHG Funds (an
                                              investment company); Vice President and
                                              Secretary, PBHG Insurance Series Fund
                                              (an investment company); General Counsel
                                              and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief
                                              Operating Officer, General Counsel and
                                              Secretary, Old Mutual Investment
                                              Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund
                                              Services (an administrator); General
                                              Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder
                                              servicing center); Executive Vice
                                              President, General Counsel and
                                              Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds
                                              (an investment company)
--------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004        Global Compliance Director, AMVESCAP      N/A
  Vice President                              PLC; and Vice President of The AIM
                                              Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, A I M
                                              Management Group Inc. (financial
                                              services holding company); Senior Vice
                                              President and Chief Compliance Officer,
                                              A I M Advisors, Inc. and The AIM Family
                                              of Funds--Registered Trademark--; Vice
                                              President and Chief Compliance Officer,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Vice President, AIM
                                              Investment Services, Inc. and Fund
                                              Management Company; Senior Vice
                                              President and Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; and Senior Vice President
                                              and Compliance Director, Delaware
                                              Investments Family of Funds
--------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003        Senior Vice President and General
  Vice President                              Counsel, AMVESCAP PLC; Director, INVESCO
                                              Funds Group, Inc.; and Vice President of
                                              The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Vice President and    N/A
                                              General Counsel, Fund Management
                                              Company; Director, Senior Vice
                                              President, Secretary and General
                                              Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Director and Vice
                                              President, INVESCO Distributors, Inc.;
                                              Senior Vice President, A I M
                                              Distributors, Inc.; Vice President,
                                              A I M Capital Management, Inc. and AIM
                                              Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and
                                              Secretary of The AIM Family of
                                              Funds--Registered Trademark--; Chief
                                              Executive Officer and President, INVESCO
                                              Funds Group, Inc.; and Senior Vice
                                              President, and General Counsel, Liberty
                                              Financial Companies, Inc. and Senior
                                              Vice President and General Counsel
                                              Liberty Funds Group, LLC
--------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004        Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                   Advisors, Inc.; and Vice President,
  Financial Officer and                       Treasurer and Principal Officer of The
  Treasurer                                   AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Senior Vice President, AIM
                                              Investment Services, Inc.; and Vice
                                              President, A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992        Director of Cash Management, Managing     N/A
  Vice President                              Director and Chief Cash Management
                                              Officer, A I M Capital Management, Inc;
                                              Director and President, Fund Management
                                              Company; and Vice President, A I M
                                              Advisors, Inc. and The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); and
                                              President and Principal Executive
                                              Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust Only)
                                              Formerly: Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005        Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                       Officer, A I M Advisors, Inc., A I M
  Compliance Officer                          Capital Management, Inc., A I M
                                              Distributors, Inc., AIM Investment
                                              Services, Inc., AIM Private Asset
                                              Management, Inc., Fund Management
                                              Company and The AIM Family of
                                              Funds--Registered Trademark--
                                              Formerly: Manager of the Fraud
                                              Prevention Department, AIM Investment
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006        Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                    Group Inc.; Senior Vice President and
                                              Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief
                                              Compliance Officer, A I M Capital
                                              Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc. and Fund Management
                                              Company

                                              Formerly: Global Head of Product
                                              Development, AIG-Global Investment
                                              Group, Inc.; Chief Compliance Officer
                                              and Deputy General Counsel,
                                              AIG-SunAmerica Asset Management; and
                                              Chief Compliance Officer, Chief
                                              Operating Officer and Deputy General
                                              Counsel, American General Investment
                                              Management
--------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:

-    save your Fund the cost of printing and postage.

-    reduce the amount of paper you receive.

-    gain access to your documents faster by not waiting for the mail.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

If used after April 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment Services, Inc. is the transfer agent for the products and services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $463 billion in assets under management as of December 31, 2006.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                      -- REGISTERED TRADEMARK --

AIMinvestments.com   BBA-AR-1   AIM Distributors, Inc.

         EXCHANGE-                            COLLEGE   SEPARATELY
MUTUAL     TRADED    RETIREMENT               SAVINGS     MANAGED    OFFSHORE      CASH
 FUNDS     FUNDS      PRODUCTS    ANNUITIES    PLANS     ACCOUNTS    PRODUCTS   MANAGEMENT


                                                         [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

                         AIM European Small Company Fund

                Annual Report to Shareholders - December 31, 2006

                               [COVER GLOBE IMAGE]

INTERNATIONAL/ GLOBAL EQUITY

International/Global Growth

                               Table of Contents

Supplemental Information ...............................................      2
Letters to Shareholders ................................................      3
Performance Summary ....................................................      5
Management Discussion ..................................................      5
Fund Expenses ..........................................................      7
Long-term Fund Performance .............................................      8
Approval of Advisory Agreement .........................................     10
Schedule of Investments ................................................    F-1
Financial Statements ...................................................    F-4
Notes to Financial Statements ..........................................     F7
Financial Highlights ...................................................   F-13
Auditor's Report .......................................................   F-16
Tax Disclosures ........................................................   F-17
Trustees and Officers ..................................................   F-18

                           [AIM INVESTMENT SOLUTIONS]

    [GRAPHIC]                      [GRAPHIC]                        [GRAPHIC]
[DOMESTIC EQUITY]         [INTERNATIONAL/GLOBAL EQUITY]          [SECTOR EQUITY]

   [GRAPHIC]                        [GRAPHIC]                    [GRAPHIC]
[FIXED INCOME]               [ALLOCATION SOLUTIONS]     [DIVERSIFIED PORTFOLIOS]

                             [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -

AIM European Small Company Fund

AIM EUROPEAN SMALL COMPANY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

- Unless otherwise stated, information presented in this report is as of December 31, 2006, and is based on total net assets.

About share classes

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

- The Fund has limited public sales of its shares to certain investors. For information on who may continue to invest in the Fund, please see the prospectus.

Principal risks of investing in the Fund

- Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

- Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

- Investing in emerging markets involves greater risks than investing in more established markets. Risks for emerging markets include risks relating to the relatively smaller size and lesser liquidity of these markets, high inflation rates, adverse political developments and lack of timely information.

- Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- The value of convertible securities in which the Fund invests may be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.

- Because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

- The Fund has limited public sales of its shares to certain investors. For information on who may continue to invest in the Fund, please see the prospectus.

About indexes used in this report

- The unmanaged MSCI Europe, Australasia and the Far East Index (the MSCI EAFE --REGISTERED TRADEMARK--) is a group of foreign securities tracked by Morgan Stanley Capital International.

- The unmanaged MSCI Europe Small Cap Index is a group of European small-cap securities tracked by Morgan Stanley Capital International.

- The unmanaged Lipper European Funds Index represents an average of the performance of the 10 largest European equity funds tracked by Lipper Inc., an independent mutual fund performance monitor.

- The unmanaged MSCI Europe Index is a group of European securities tracked by Morgan Stanley Capital International.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

- The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

- Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

- The Chartered Financial Analyst --REGISTERED TRADEMARK-- (CFA --REGISTERED TRADEMARK--) designation is a globally recognized standard for measuring the competence and integrity of investment professionals.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

FUND NASDAQ SYMBOLS

Class A Shares   ESMAX
Class B Shares   ESMBX
Class C Shares   ESMCX

AIM European Small Company Fund

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the year ended December 31, 2006, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

     In the United States and around the globe, most major stock market indexes rose in 2006. U.S. stocks benefited from continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve, among other factors. Global markets also enjoyed a good year, while all major fixed-income indexes produced positive annual returns.

     As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

     To provide you even more investment options, we recently launched AIM Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

     At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

     I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

Our commitment to you

While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

     All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

Sincerely,


/S/ PHILIP TAYLOR
-------------------------------------
Philip Taylor
President- AIM Funds
CEO, AIM Investments

February 9, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM European Small Company Fund

[CROCKETT PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at AIM Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

     In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

     On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

     Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

     While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

     Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

     I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,


/S/ BRUCE L. CROCKETT
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

February 9, 2007

(1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

(2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM European Small Company Fund

Management's discussion of Fund performance

PERFORMANCE SUMMARY

Foreign equity markets posted strong positive returns over the year, ending 2006 with a fourth consecutive year of double-digit gains. Following a trend of recent years, foreign equities continued to outperform U.S equities.

     Within this environment, we are pleased to have provided shareholders with double-digit Fund performance. As the table illustrates, your Fund--excluding applicable sales charges--outperformed both its broad market and style-specific benchmarks. We attribute our results to the outperformance of European small-cap stocks, strong stock selection and our willingness and ability to identify and purchase attractive stocks that are not followed by many analysts.

     Your Fund's long-term performance appears on pages 8-9.

FUND VS. INDEXES

Total returns, 12/31/05-12/31/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                       48.06%
Class B Shares                                       46.98
Class C Shares                                       46.96
MSCI EAFE (Broad Market Index)                       26.34
MSCI Europe Small Cap Index (Style-Specific Index)   45.24
Lipper European Funds Index (Peer Group Index)       34.97

SOURCE: LIPPER INC.

How we invest

When selecting stocks for your Fund, we employ a disciplined investment strategy that emphasizes fundamental research, supported by both quantitative analysis and portfolio construction techniques. Our "EQV" (Earnings, Quality, Valuation) strategy focuses primarily on identifying quality small-cap companies that have experienced, or exhibit the potential for, accelerated or above-average earnings growth but whose prices do not fully reflect these attributes. We construct the Fund using a "bottom-up" investment approach, focusing on strengths of individual companies rather than sector or country economic trends.

     We believe disciplined sell decisions are key to successful investing. We consider selling a stock for several reasons including when:

-    A company's fundamentals deteriorate, or it posts disappointing earnings.

-    A stock's price seems overvalued.

-    A more attractive opportunity becomes available.

MARKET CONDITIONS AND YOUR FUND

European equities continued to lead global equity market performance, producing a 33.7% return for the 12 months ending in December, as represented by the MSCI Europe Index. Within this environment, European small-cap stocks continued to outperform their large-cap peers. Across Europe, a significant pickup in capital expenditures and industrial production was supported by low interest rates, healthy corporate cash flows and improving business sentiment. This prevailing climate, bolstered by substantial availability of private equity capital, also led to one of the largest periods of merger and acquisition activity on record. In France, consumption remained the key driver of growth, and corporate results in the United Kingdom remained generally strong. In emerging markets like Russia, rising wages and employment levels ensured that stocks with exposure to the consumer sector benefited.

     The overall quality of the portfolio and the attractiveness of individual securities largely explained the Fund's strong absolute and relative performance. During the period, Fund performance was broad based with investments in all major markets producing double-digit positive returns. While holdings in Norway proved

                                                                     (continued)

PORTFOLIO COMPOSITION

By sector
Industrials                     39.7%
Consumer Discretionary          22.8
Energy                          11.2
Materials                        6.5
Financials                       5.4
Information Technology           5.1
Consumer Staples                 3.1
Health Care                      1.6
Money Market Funds Plus
Other Assets Less Liabilities    4.6

TOP FIVE COUNTRIES*

1. Norway                              20.6%
2. United Kingdom                      15.4
3. Netherlands                         13.8
4. Greece                               9.3
5. Switzerland                          7.8
Total Net Assets            $503.09 million

Total Number of Holdings*                78

TOP 10 EQUITY HOLDINGS*

 1. Jumbo S.A. (Greece)                         2.8%
 2. Prosafe A.S.A. (Norway)                     2.6
 3. Intralot S.A. (Greece)                      2.6
 4. Fuchs Petrolub A.G.-Pfd. (Germany)          2.6
 5. USG People N.V. (Netherlands)               2.5
 6. Petroleum Geo-Services A.S.A. (Norway)      2.3
 7. Aalberts Industries N.V. (Netherlands)      2.2
 8. Biesse S.P.A. (Italy)                       2.2
 9. Homeserve PLC (United Kingdom)              2.1
10. TGS Nopec Geophysical Co. A.S.A. (Norway)   2.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

AIM European Small Company Fund

to be the largest contributor to Fund outperformance, holdings in Greece, Italy, Belgium and Switzerland contributed significantly as well.

     EVS BROADCAST EQUIPMENT S.A., the Belgium-based provider of professional broadcast equipment with a leading position in the outdoor sports coverage market, was one of the Fund's top contributors for the year. This company is a prime beneficiary of growth in high-definition television coverage. Solid fiscal results and an impressive order book across the globe drove strong stock performance.

     Although consumer holdings produced good results for your Fund, industrials proved the top contributing sector during the reporting period. We believe there are good investment opportunities in this sector as many European companies are emerging from a multiyear period of cost cutting and have strong balance sheets and pent-up demand for capital investments.

     After industrials, consumer discretionary continued to be one of the Fund's largest sector weights. A top contributor over the year from this sector was the strong-performing but relatively under- followed INTRALOT S.A. (Greece), the world's third-largest gaming/lottery vendor/operator. We initially invested in Intralot at a time when we judged the market's opinion of the company's growth prospects to be excessively negative. We were therefore able to purchase the stock at attractive price levels. Significant increase and diversification of market share outside Greece, a robust pipeline of contract tenders and strong positive cash flow have since helped expand investor awareness of this stock.

     Although all sectors the Fund was invested in contributed positively to outperformance, select holdings in consumer discretionary (BIJOU BRIGITTE/Germany), energy (DET NORSKE OLJESELSKAP [DNO]/Norway) and industrials (BAM GROEP NV/Netherlands) detracted from relative returns. Bijou Brigitte, one of the best performing stocks in the portfolio over the last several years, was negatively affected by investors' overreaction to declining same-store sales growth. We trimmed our exposure but continue to hold the stock due to the company's strong fundamentals. Oil and gas exploration is by nature a relatively risky business, but at the time of our initial investment in DNO, extremely low valuations provided us with significant downside protection. Although it lagged during this recent period, DNO was a very successful investment for the Fund. Dutch construction company Bam, another strong past performer, was negatively affected by delayed infrastructure deals and problems in its German subsidiary. Over the period, we sold DNO and trimmed back our Bam position.

In closing

Over the past 12 months, the Fund and European markets in general have experienced strong double-digit returns. It would be imprudent for us to suggest that such a level of performance is sustainable over the long term. Regardless of macroeconomic trends, we remain committed to our disciplined "EQV" strategy.

     We thank you for your continued participation in the AIM European Small Company Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

     See important Fund and index disclosures on the inside front cover.

[HOLZER PHOTO]

Jason T. Holzer

Chartered Financial Analyst, senior portfolio manager, is lead manager of AIM European Small Company Fund with respect to the Fund's small and mid-cap investments. Mr. Holzer joined AIM in 1996. He earned a B.A. in quantitative economics and an M.S. in engineering-economic systems from Stanford University.

[ENDRESEN PHOTO]

Borge Endresen

Chartered Financial Analyst, portfolio manager, is manager of AIM
European Small Company Fund. He joined AIM in 1999 and graduated summa cum laude from the University of Oregon with a B.S. in finance. He also earned an M.B.A from The University of Texas at Austin.

Assisted by the Europe/Canada Team

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8-9.

AIM European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                     HYPOTHETICAL
                           ACTUAL                         (5% ANNUAL RETURN BEFORE EXPENSES)
        -------------------------------------------   ----------------------------------------
          BEGINNING         ENDING        EXPENSES       ENDING         EXPENSES    ANNUALIZED
SHARE   ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
CLASS      (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)     PERIOD(2)      RATIO
-----   -------------   -------------   -----------   -------------   -----------   ----------
  A       $1,000.00       $1,185.80        $ 8.37       $1,017.54        $ 7.73        1.52%
  B        1,000.00        1,181.40         12.48        1,013.76         11.52        2.27
  C        1,000.00        1,181.30         12.48        1,013.76         11.52        2.27

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIM European Small Company Fund

Your Fund's long-term performance

Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

     This chart, which is a logarithmic chart, presents the fluctuations in the value of the Fund and its indexes. We believe that a logarithmic chart is more effective than other types of charts in illustrating changes in value during the early years shown in the chart. The vertical axis, the one that indicates the dollar value of an investment, is constructed with each segment representing a percent change in the value of the investment. In this chart, each segment represents a doubling, or 100% change, in the value of the investment. In other words, the space between $5,000 and $10,000 is the same size as the space between $10,000 and $20,000, and so on.

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Fund data from 8/31/00, index data from 8/31/00

             AIM EUROPEAN         AIM EUROPEAN         AIM EUROPEAN
          SMALL COMPANY FUND   SMALL COMPANY FUND   SMALL COMPANY FUND                       MSCI EUROPE           LIPPER
 DATE       -CLASS A SHARES      -CLASS B SHARES      -CLASS C SHARES    MSCI EAFE INDEX   SMALL CAP INDEX   EUROPEAN FUNDS INDEX
-------   ------------------   ------------------   ------------------   ---------------   ---------------   --------------------
8/31/00        $ 9450                $10000               $10000              $10000            $10000             $10000
   9/00          9223                  9760                 9760                9513              9759               9484
  10/00          8722                  9230                 9220                9288              9285               9196
  11/00          8118                  8580                 8570                8940              9075               8704
  12/00          8710                  9212                 9202                9258              9593               9357
   1/01          8890                  9392                 9392                9253             10107               9328
   2/01          8149                  8600                 8600                8559              9716               8542
   3/01          7048                  7435                 7435                7989              8827               7792
   4/01          7332                  7726                 7726                8544              9355               8308
   5/01          7209                  7595                 7595                8242              9333               7988
   6/01          6877                  7244                 7244                7905              8895               7662
   7/01          6753                  7104                 7104                7761              8752               7585
   8/01          6839                  7194                 7194                7565              8823               7390
   9/01          5851                  6141                 6141                6799              7341               6561
  10/01          6336                  6652                 6652                6973              7815               6791
  11/01          6611                  6933                 6933                7230              8452               7085
  12/01          6830                  7174                 7164                7273              8598               7236
   1/02          6820                  7154                 7154                6886              8451               6918
   2/02          7001                  7334                 7324                6935              8479               6923
   3/02          7323                  7675                 7666                7343              9051               7270
   4/02          7675                  8036                 8037                7358              9328               7250
   5/02          7855                  8217                 8217                7451              9401               7254
   6/02          7903                  8267                 8268                7155              9076               7060
   7/02          7257                  7585                 7576                6448              8100               6323
   8/02          7276                  7605                 7595                6434              7973               6280
   9/02          6573                  6863                 6852                5743              7105               5502
  10/02          6782                  7073                 7073                6051              7398               5924
  11/02          7019                  7325                 7314                6326              7721               6204
  12/02          7000                  7295                 7294                6113              7528               5975
   1/03          6820                  7104                 7104                5858              7292               5714
   2/03          6687                  6964                 6963                5724              7001               5496
   3/03          6858                  7134                 7133                5611              6987               5429
   4/03          7466                  7766                 7765                6161              7988               6111
   5/03          8206                  8529                 8518                6535              8880               6561
   6/03          8349                  8679                 8669                6693              9065               6614
   7/03          8738                  9070                 9060                6855              9473               6740
   8/03          8947                  9281                 9281                7020              9806               6791
   9/03          9659                 10023                10013                7236             10260               6943
  10/03         10380                 10766                10755                7687             11109               7382
  11/03         10808                 11198                11196                7858             11532               7707
  12/03         11477                 11880                11878                8472             12150               8254
   1/04         12286                 12712                12710                8592             12898               8495
   2/04         12858                 13295                13292                8790             13477               8759
   3/04         12544                 12964                12961                8840             13152               8477
   4/04         12411                 12824                12822                8640             12858               8342
   5/04         12582                 12984                12982                8658             12870               8428
   6/04         13030                 13446                13434                8859             13338               8591
   7/04         12639                 13035                13032                8571             12778               8290
   8/04         12858                 13255                13252                8609             12747               8313
   9/04         13506                 13907                13904                8834             13363               8678
  10/04         14211                 14629                14626                9136             13911               8985
  11/04         15535                 15984                15980                9760             15320               9630
  12/04         16489                 16949                16955               10188             16125              10077
   1/05         17025                 17493                17499               10001             16367               9962
   2/05         18447                 18940                18946               10433             17261              10527
   3/05         18174                 18652                18649               10171             16893              10222
   4/05         17834                 18294                18291                9932             16309               9959
   5/05         17814                 18263                18260                9937             16420               9953
   6/05         18758                 19218                19215               10068             16862              10175
   7/05         20062                 20542                20548               10377             17822              10672
   8/05         21144                 21639                21635               10639             18431              11019
   9/05         21738                 22223                22230               11113             18890              11259
  10/05         20405                 20858                20856               10789             17789              10780
  11/05         20893                 21340                21338               11052             18204              10997
  12/05         22508                 22966                22975               11567             19178              11477
   1/06         24646                 25141                25137               12277             21143              12359
   2/06         25809                 26310                26316               12250             21663              12481
   3/06         27678                 28200                28195               12653             22784              13013
   4/06         29859                 30396                30402               13258             24284              13757
   5/06         28987                 29490                29484               12743             23232              13182
   6/06         28106                 28573                28579               12742             22814              13084
   7/06         27743                 28190                28184               12868             22589              13217
   8/06         28190                 28627                28621               13222             23215              13603
   9/06         27618                 28026                28020               13242             23608              13682
  10/06         29695                 30114                30116               13758             24902              14288
  11/06         31699                 32123                32125               14169             26601              14904
  12/06         33327                 33757                33767               14613             27853              15491

                                                             Source: Lipper Inc.

AIM European Small Company Fund

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/06, including applicable sales charges

CLASS A SHARES
Inception (8/31/00)   20.93%
   5 Years            35.75
   1 Year             39.93

CLASS B SHARES
Inception (8/31/00)   21.18%
   5 Years            36.19
   1 Year             41.98

CLASS C SHARES
Inception (8/31/00)   21.18%
   5 Years            36.35
   1 Year             45.96

CUMULATIVE TOTAL RETURNS

6 months ended 12/31/06, excluding applicable sales charges

Class A Shares        18.58%
Class B Shares        18.14
Class C Shares        18.13

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

     A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 30 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

AIM European Small Company Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Funds Group (the "Board") oversees the management of AIM European Small Company Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2006.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms' length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made a recommendation to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendation to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

     Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of the Lipper European Fund Index. The Board noted that the Fund's performance in such periods was above the performance of such Index. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- Meetings with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) comparable to the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund; (ii) above the effective advisory and sub-advisory fee rates for one offshore fund advised and sub-advised by AIM affiliates with investment strategies comparable to those of the Fund; and
     (iii) above the effective sub-advisory fee rates for two Canadian mutual funds advised by an AIM affiliate and sub-advised by AIM with investment strategies comparable to those of the Fund, although the total advisory fees for such Canadian mutual funds were comparable to or above those for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2007 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect until June 30, 2007. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

                                                                     (continued)

AIM European Small Company Fund

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale, although the advisory fee waiver reflects economies of scale.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

AIM European Small Company Fund

SCHEDULE OF INVESTMENTS

December 31, 2006


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-92.84%

AUSTRIA-1.80%

Andritz A.G. (Industrial Machinery)                41,760   $  9,058,457
========================================================================

BELGIUM-2.15%

EVS Broadcast Equipment S.A. (Communications
  Equipment)(a)                                   115,500      6,673,543
------------------------------------------------------------------------
Van De Velde N.V. (Apparel, Accessories &
  Luxury Goods)                                    80,000      4,150,866
========================================================================
                                                              10,824,409
========================================================================

FINLAND-0.98%

Nokian Renkaat Oyj (Tires & Rubber)(b)            239,600      4,909,471
========================================================================

FRANCE-1.52%

April Group (Insurance Brokers)                    82,700      3,973,230
------------------------------------------------------------------------
Sword Group (Systems Software)(a)                  78,300      3,696,091
========================================================================
                                                               7,669,321
========================================================================

GERMANY-5.10%

Bijou Brigitte Modische Accessoires A.G.
  (Apparel, Accessories & Luxury Goods)(a)         22,692      4,476,884
------------------------------------------------------------------------
CTS Eventim A.G. (Movies & Entertainment)(a)      149,200      5,762,756
------------------------------------------------------------------------
Elexis A.G. (Industrial Machinery)(a)(b)          165,500      4,737,487
------------------------------------------------------------------------
ElringKlinger A.G. (Auto Parts &
  Equipment)(a)                                   106,900      6,838,441
------------------------------------------------------------------------
Takkt A.G. (Catalog Retail)                       221,800      3,850,734
========================================================================
                                                              25,666,302
========================================================================

GREECE-9.27%

Attica Holdings S.A. (Marine)(a)                  497,700      2,627,108
------------------------------------------------------------------------
Blue Star Maritime S.A. (Marine)                  541,600      2,216,647
------------------------------------------------------------------------
Gr. Sarantis S.A. (Personal Products)             276,867      2,938,890
------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)(a)               370,846     12,972,704
------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                     633,100     13,858,397
------------------------------------------------------------------------
Mytilineos Holdings S.A. (Diversified Metals
  & Mining)(a)                                    136,000      5,385,419
------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)(a)                                   122,271      6,653,068
========================================================================
                                                              46,652,233
========================================================================

HUNGARY-0.85%

Egis Nyrt. (Pharmaceuticals)(a)                    31,133      4,297,583
========================================================================

IRELAND-2.54%

CPL Resources PLC (Human Resource &
  Employment Services)(a)                         540,000      4,277,272
------------------------------------------------------------------------
FBD Holdings PLC (Multi-Line Insurance)(a)         87,600      4,767,565
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

IRELAND-(CONTINUED)

Paddy Power PLC (Casinos & Gaming)(a)             187,000   $  3,715,259
========================================================================
                                                              12,760,096
========================================================================

ISRAEL-0.50%

Advanced Vision Technology Ltd. (Electronic
  Equipment Manufacturers)(a)(c)                  160,000      2,489,977
========================================================================

ITALY-6.09%

Antichi Pellettieri S.p.A. (Apparel,
  Accessories & Luxury Goods)(a)(c)               324,828      4,069,932
------------------------------------------------------------------------
Biesse S.p.A. (Industrial Machinery)(a)           548,200     11,162,255
------------------------------------------------------------------------
Cementir S.p.A. Cementerie del Tirreno
  (Construction Materials)(a)                     890,900      7,975,872
------------------------------------------------------------------------
Prima Industrie S.p.A. (Industrial Machinery)      93,300      2,766,607
------------------------------------------------------------------------
Valentino Fashion Group S.p.A. (Apparel,
  Accessories & Luxury Goods)(a)                  114,100      4,658,256
========================================================================
                                                              30,632,922
========================================================================

NETHERLANDS-13.84%

Aalberts Industries N.V. (Industrial
  Machinery)(a)                                   129,834     11,225,575
------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)              141,675      4,863,207
------------------------------------------------------------------------
Bateman Litwin N.V. (Construction &
  Engineering)(a)(c)                            1,100,000      3,418,456
------------------------------------------------------------------------
Beter Bed Holding N.V. (Homefurnishing
  Retail)(a)(b)                                   323,125      8,226,938
------------------------------------------------------------------------
Eriks Group N.V. (Trading Companies &
  Distributors)(a)                                 76,376      5,530,662
------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering) (Acquired 12/10/2004; Cost
  $303,940)(a)(d)                                  35,000        677,749
------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)                                 290,594      5,627,136
------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
  Services)(a)                                    175,614      9,449,307
------------------------------------------------------------------------
Univar N.V. (Trading Companies &
  Distributors)(a)                                143,310      8,029,074
------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)(a)                                    289,782     12,594,605
========================================================================
                                                              69,642,709
========================================================================

NORWAY-20.62%

Acta Holding A.S.A. (Diversified Capital
  Markets)(a)                                   1,650,500      8,703,973
------------------------------------------------------------------------
Arrow Seismic A.S.A. (Oil & Gas Equipment &
  Services) (Acquired 02/13/06; Cost
  $2,153,007)(c)(d)                               410,000      4,866,508
------------------------------------------------------------------------
Cermaq A.S.A. (Packaged Foods & Meats)            388,600      5,672,128
------------------------------------------------------------------------

AIM European Small Company Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
NORWAY-(CONTINUED)

Expert A.S.A. (Computer & Electronics
  Retail)(a)(b)                                   199,640   $  3,196,549
------------------------------------------------------------------------
Geo A.S.A. (Construction & Engineering)
  (Acquired 06/21/05; Cost $897,913)(b)(c)(d)     291,000      2,683,877
------------------------------------------------------------------------
Geo A.S.A. (Construction & Engineering)(b)(c)     574,600      5,299,505
------------------------------------------------------------------------
ODIM A.S.A. (Industrial Machinery)(a)(c)          177,650      5,056,165
------------------------------------------------------------------------
Pan Fish A.S.A. (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $5,031,680)(a)(c)(d)                          7,653,000      6,994,425
------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)(c)                     483,900     11,323,809
------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(b)                                    933,135     13,246,148
------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Exploration &
  Production) (Acquired 06/27/05; Cost
  $953,210)(a)(b)(c)(d)                           149,200      1,283,022
------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Exploration &
  Production)(a)(b)(c)                             85,200        732,664
------------------------------------------------------------------------
Sinvest A.S.A. (Oil & Gas Drilling)(a)(b)(c)      433,500      9,289,544
------------------------------------------------------------------------
Songa Offshore A.S.A. (Oil & Gas
  Drilling)(a)(b)(c)                              524,100      5,481,026
------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(c)                        498,484     10,314,372
------------------------------------------------------------------------
Veidekke A.S.A. (Construction &
  Engineering)(a)                                 251,200      9,579,018
========================================================================
                                                             103,722,733
========================================================================

PORTUGAL-1.55%

Mota-Engil, SGPS, S.A. (Construction &
  Engineering)(a)                               1,147,500      7,779,837
========================================================================

SWEDEN-2.88%

Hexagon A.B.-Class B (Industrial
  Machinery)(a)                                   178,670      7,605,591
------------------------------------------------------------------------
Indutrade A.B. (Trading Companies &
  Distributors) (Acquired 10/05/05; Cost
  $1,265,296)(d)                                  152,000      2,997,217
------------------------------------------------------------------------
Poolia A.B.-Class B (Human Resource &
  Employment Services)(b)                         396,300      3,892,757
========================================================================
                                                              14,495,565
========================================================================

SWITZERLAND-7.78%

Banque Cantonale Vaudoise (Diversified Banks)      12,700      6,118,096
------------------------------------------------------------------------
Conzzeta Holding A.G. (Industrial Machinery)        1,300      2,309,807
------------------------------------------------------------------------
Daetwyler Holding A.G. (Industrial
  Conglomerates)                                    1,180      6,681,986
------------------------------------------------------------------------
Interroll Holding A.G. (Industrial
  Machinery)(a)(c)                                 15,500      5,518,045
------------------------------------------------------------------------
Lem Holding S.A. (Electronic Equipment
  Manufacturers)                                   23,065      4,153,025
------------------------------------------------------------------------
Mobilezone Holding A.G. (Computer &
  Electronics Retail)                           1,111,003      7,020,700
------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts &
  Equipment)(a)                                     8,900      4,653,215
------------------------------------------------------------------------
Schweiter A.G. (Industrial Machinery)(a)            9,000      2,696,833
========================================================================
                                                              39,151,707
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


UNITED KINGDOM-15.37%

Amlin PLC (Multi-Line Insurance)(a)               953,000   $  6,032,691
------------------------------------------------------------------------
Catlin Group Ltd. (Property & Casualty
  Insurance)                                      366,000      3,684,503
------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                    229,400      3,205,588
------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)(a)                       281,500     10,392,423
------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                    282,420      2,783,202
------------------------------------------------------------------------
Informa PLC (Publishing)(a)                       450,919      5,255,466
------------------------------------------------------------------------
Kier Group PLC (Construction &
  Engineering)(a)                                 193,671      8,207,539
------------------------------------------------------------------------
Mears Group PLC (Diversified Commercial &
  Professional Services)(a)                     1,030,000      7,309,343
------------------------------------------------------------------------
Mitie Group PLC (Diversified Commercial &
  Professional Services)(a)                     1,405,000      6,832,005
------------------------------------------------------------------------
Morgan Sindall PLC (Construction &
  Engineering)(a)                                 228,000      5,915,611
------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(c)        47,300      2,284,117
------------------------------------------------------------------------
Premier Research Group PLC (Life Sciences
  Tools & Services)(a)(c)                         848,763      3,736,882
------------------------------------------------------------------------
SCi Entertainment Group PLC (Home
  Entertainment Software)(a)(c)                   637,242      6,156,368
------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)(a)                                     260,650      5,518,938
========================================================================
                                                              77,314,676
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $254,084,022)                   467,067,998
========================================================================

FOREIGN PREFERRED STOCKS-2.57%

GERMANY-2.57%

Fuchs Petrolub A.G. -Pfd. (Commodity
  Chemicals)(a)(b)                                168,512     12,899,335
========================================================================
    Total Foreign Preferred Stocks (Cost
      $7,012,435)                                             12,899,335
========================================================================

MONEY MARKET FUNDS-4.36%

Liquid Assets Portfolio-Institutional
  Class(e)                                     10,962,757     10,962,757
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       10,962,757     10,962,757
========================================================================
    Total Money Market Funds (Cost
      $21,925,514)                                            21,925,514
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.77% (Cost
  $283,021,971)                                              501,892,847
========================================================================

AIM European Small Company Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-6.29%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  31,663,353   $ 31,663,353
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $31,663,353)                                      31,663,353
========================================================================
TOTAL INVESTMENTS-106.06% (Cost $314,685,324)                533,556,200
========================================================================
OTHER ASSETS LESS LIABILITIES-(6.06)%                        (30,464,292)
========================================================================
NET ASSETS-100.00%                                          $503,091,908
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $346,156,081, which represented 68.81% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at December 31, 2006.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2006 was $19,502,798, which represented 3.88% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:

Investments, at value (cost $261,096,457)*     $479,967,333
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $53,588,867)                             53,588,867
===========================================================
    Total investments (cost $314,685,324)       533,556,200
===========================================================
Foreign currencies, at value (cost $108,871)        109,219
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  964,322
-----------------------------------------------------------
  Dividends                                       1,003,690
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               26,273
-----------------------------------------------------------
Other assets                                         19,695
===========================================================
    Total assets                                535,679,399
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            463,822
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 39,586
-----------------------------------------------------------
  Collateral upon return of securities loaned    31,663,353
-----------------------------------------------------------
Accrued distribution fees                           190,753
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,570
-----------------------------------------------------------
Accrued transfer agent fees                          95,426
-----------------------------------------------------------
Accrued operating expenses                          129,981
===========================================================
    Total liabilities                            32,587,491
===========================================================
Net assets applicable to shares outstanding    $503,091,908
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $273,337,077
-----------------------------------------------------------
Undistributed net investment income                (866,552)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     11,744,162
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             218,877,221
===========================================================
                                               $503,091,908
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $360,688,113
___________________________________________________________
===========================================================
Class B                                        $ 64,827,389
___________________________________________________________
===========================================================
Class C                                        $ 77,576,406
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,013,122
___________________________________________________________
===========================================================
Class B                                           2,425,451
___________________________________________________________
===========================================================
Class C                                           2,901,760
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      27.72
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $27.72 divided by
    94.50%)                                    $      29.33
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      26.73
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      26.73
___________________________________________________________
===========================================================

* At December 31, 2006, securities with an aggregate value of $30,468,362 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,018,778)    $  8,641,565
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $267,992)                         1,477,239
--------------------------------------------------------------------------
Interest                                                            10,581
==========================================================================
    Total investment income                                     10,129,385
==========================================================================

EXPENSES:

Advisory fees                                                    4,378,213
--------------------------------------------------------------------------
Administrative services fees                                       125,999
--------------------------------------------------------------------------
Custodian fees                                                     539,748
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          833,898
--------------------------------------------------------------------------
  Class B                                                          585,774
--------------------------------------------------------------------------
  Class C                                                          687,277
--------------------------------------------------------------------------
Transfer agent fees                                                756,275
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           28,101
--------------------------------------------------------------------------
Other                                                              242,436
==========================================================================
    Total expenses                                               8,177,721
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (197,616)
==========================================================================
    Net expenses                                                 7,980,105
==========================================================================
Net investment income                                            2,149,280
==========================================================================

REALIZED AND UNREALIZED GAINS FROM INVESTMENT SECURITIES,
  FOREIGN CURRENCIES AND FOREIGN CURRENCY CONTRACTS:

Net realized gain from:
  Investment securities                                         71,477,307
--------------------------------------------------------------------------
  Foreign currencies                                               613,451
==========================================================================
                                                                72,090,758
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        100,202,764
--------------------------------------------------------------------------
  Foreign currencies                                                14,955
--------------------------------------------------------------------------
  Foreign currency contracts                                            71
==========================================================================
                                                               100,217,790
==========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   172,308,548
==========================================================================
Net increase in net assets resulting from operations          $174,457,828
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,149,280    $  1,467,038
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  72,090,758      33,406,458
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                  100,217,790      68,926,402
==========================================================================================
    Net increase in net assets resulting from operations       174,457,828     103,799,898
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (3,050,109)       (901,232)
------------------------------------------------------------------------------------------
  Class B                                                         (124,315)             --
------------------------------------------------------------------------------------------
  Class C                                                         (145,695)             --
==========================================================================================
    Total distributions from net investment income              (3,320,119)       (901,232)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (45,569,603)    (16,797,743)
------------------------------------------------------------------------------------------
  Class B                                                       (8,443,431)     (3,063,883)
------------------------------------------------------------------------------------------
  Class C                                                       (9,895,549)     (3,585,745)
==========================================================================================
    Total distributions from net realized gains                (63,908,583)    (23,447,371)
==========================================================================================
    Decrease in net assets resulting from distributions        (67,228,702)    (24,348,603)
==========================================================================================
Share transactions-net:
  Class A                                                       (3,868,173)     67,440,115
------------------------------------------------------------------------------------------
  Class B                                                            3,608      14,892,613
------------------------------------------------------------------------------------------
  Class C                                                        1,807,324      20,598,304
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (2,057,241)    102,931,032
==========================================================================================
    Net increase in net assets                                 105,171,885     182,382,327
==========================================================================================

NET ASSETS:

  Beginning of year                                            397,920,023     215,537,696
==========================================================================================
  End of year (including undistributed net investment income
    of $(866,552) and $(309,165), respectively)               $503,091,908    $397,920,023
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM European Small Company Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM European Small Company Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets.

    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
====================================================================
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.90%, 2.65% and 2.65% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2006, AIM waived advisory fees of $127,716.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,634.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended December 31, 2006, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended December 31, 2006, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2006, ADI advised the Fund that it

AIM European Small Company Fund

retained $73,764 in front-end sales commissions from the sale of Class A shares and $32,320, $77,288 and $30,044 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 9,211,535      $ 93,539,764      $ (91,788,542)        $   --         $10,962,757     $  604,105      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        56,311,309        (45,348,552)            --          10,962,757        295,449          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             9,211,535        43,341,968        (52,553,503)            --                  --        309,693          --
===================================================================================================================================
  Subtotal        $18,423,070      $193,193,041      $(189,690,597)        $   --         $21,925,514     $1,209,247      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $27,254,135      $210,722,993      $(206,313,775)        $   --         $31,663,353     $  267,992      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $45,677,205      $403,916,034      $(396,004,372)        $   --         $53,588,867     $1,477,239      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended December 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $67,266.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2006, the Fund paid legal fees of $5,349 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM European Small Company Fund


    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At December 31, 2006, securities with an aggregate value of $30,468,362 were on loan to brokers. The loans were secured by cash collateral of $31,663,353 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended December 31, 2006, the Fund received dividends on cash collateral investments of $267,992 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:


The tax character of distributions paid during the years December 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 3,320,119    $15,535,676
----------------------------------------------------------------------------------------
Long-term capital gain                                         63,908,583      8,812,927
========================================================================================
  Total distributions                                         $67,228,702    $24,348,603
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:


As of December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  1,882,618
----------------------------------------------------------------------------
Undistributed long-term gain                                      11,790,813
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                       216,117,070
----------------------------------------------------------------------------
Temporary book/tax differences                                       (35,670)
----------------------------------------------------------------------------
Shares of beneficial interest                                    273,337,077
============================================================================
  Total net assets                                              $503,091,908
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the recognition for tax purposes of unrealized gains on passive foreign investment companies. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $6,345.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of December 31, 2006.

AIM European Small Company Fund

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2006 was $151,999,083 and $222,136,581, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $216,231,173
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (120,448)
==============================================================================
Net unrealized appreciation of investment securities             $216,110,725
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $317,445,475.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on December 31, 2006, undistributed net investment income was increased by $613,452 and undistributed net realized gain was decreased by $613,452. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    As of March 28, 2005, the Fund's shares are offered on a limited basis.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                                        2006(a)                         2005
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,659,317    $  98,234,691     14,485,984    $272,504,324
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        540,886       13,961,512      1,526,090      27,962,424
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        731,439       18,872,761      2,629,303      48,187,651
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,549,860       41,644,721        693,170      14,681,245
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        311,291        8,068,658        140,121       2,878,093
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        356,203        9,236,342        159,160       3,270,748
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        123,953        3,342,766         79,637       1,527,081
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (128,336)      (3,342,766)       (79,144)     (1,527,081)
========================================================================================================================
Reacquired:(b)
  Class A                                                     (5,553,554)    (147,090,351)   (11,530,830)   (221,272,535)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (729,529)     (18,683,796)      (762,028)    (14,420,823)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,036,086)     (26,301,779)    (1,631,614)    (30,860,095)
========================================================================================================================
                                                                (174,556)   $  (2,057,241)     5,709,849    $102,931,032
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that is a record owner of more than 5% of the outstanding shares of the Fund and own 20% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $35,459, $6,004 and $7,352 for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2006 and $69,663, $10,817, and $13,218 for Class A, Class B and
     Class C shares, respectively, for the year ended December 31, 2005.

AIM European Small Company Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending December 31, 2007.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2006           2005           2004          2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  21.68       $  16.94       $  12.05       $  7.37       $  7.19
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.21           0.11(a)       (0.05)(a)     (0.03)(a)     (0.04)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         10.08           6.03           5.30          4.74          0.22
================================================================================================================================
    Total from investment operations                             10.29           6.14           5.25          4.71          0.18
================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.27)         (0.07)            --         (0.03)           --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (3.98)         (1.33)         (0.36)           --            --
================================================================================================================================
    Total distributions                                          (4.25)         (1.40)         (0.36)        (0.03)           --
================================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00           0.00            --            --
================================================================================================================================
Net asset value, end of period                                $  27.72       $  21.68       $  16.94       $ 12.05       $  7.37
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  48.07%         36.48%         43.67%        63.96%         2.50%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $360,688       $286,882       $161,014       $42,103       $13,597
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.54%(c)       1.63%          2.00%         2.00%         2.01%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.57%(c)       1.68%          2.03%         2.68%         3.05%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       0.67%(c)       0.57%         (0.38)%       (0.28)%       (0.51)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                             35%            72%            71%          130%          119%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $333,559,402.

AIM European Small Company Fund

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                               2006          2005          2004          2003         2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 21.02       $ 16.52       $ 11.84       $ 7.27       $ 7.15
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)        (0.03)(a)     (0.14)(a)    (0.08)(a)    (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         9.76          5.86          5.18         4.65         0.21
===========================================================================================================================
    Total from investment operations                             9.75          5.83          5.04         4.57         0.12
===========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.06)           --            --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.98)        (1.33)        (0.36)          --           --
===========================================================================================================================
    Total distributions                                         (4.04)        (1.33)        (0.36)          --           --
===========================================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00          0.00           --           --
===========================================================================================================================
Net asset value, end of period                                $ 26.73       $ 21.02       $ 16.52       $11.84       $ 7.27
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                 46.98%        35.51%        42.67%       62.86%        1.68%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $64,827       $51,108       $26,540       $9,415       $5,689
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.29%(c)      2.35%         2.65%        2.65%        2.66%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.32%(c)      2.38%         2.68%        3.33%        3.70%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.08)%(c)    (0.15)%       (1.03)%      (0.93)%      (1.16)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            35%           72%           71%         130%         119%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $58,577,419.

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                               2006          2005          2004          2003         2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 21.03       $ 16.53       $ 11.84       $ 7.27       $ 7.14
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)        (0.03)(a)     (0.14)(a)    (0.09)(a)    (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         9.75          5.86          5.19         4.66         0.22
===========================================================================================================================
    Total from investment operations                             9.74          5.83          5.05         4.57         0.13
===========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.06)           --            --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.98)        (1.33)        (0.36)          --           --
===========================================================================================================================
    Total distributions                                         (4.04)        (1.33)        (0.36)          --           --
===========================================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00          0.00           --           --
===========================================================================================================================
Net asset value, end of period                                $ 26.73       $ 21.03       $ 16.53       $11.84       $ 7.27
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                 46.90%        35.49%        42.75%       62.86%        1.82%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $77,576       $59,930       $27,983       $6,346       $2,057
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.29%(c)      2.35%         2.65%        2.65%        2.66%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.32%(c)      2.38%         2.68%        3.33%        3.70%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.08)%(c)    (0.15)%       (1.03)%      (0.93)%      (1.16)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            35%           72%           71%         130%         119%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $68,727,707.

AIM European Small Company Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM European Small Company Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Funds Group and Shareholders of AIM European Small Company Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM European Small Company Fund (one of the funds constituting AIM Funds Group hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

February 20, 2007
Houston, Texas

AIM European Small Company Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2006:

       FEDERAL AND STATE INCOME TAX
       ----------------------------
       Long-Term Capital Gain Dividends           $63,908,583
       Qualified Dividend Income*                       99.00%
       Corporate Dividends Received Deduction*           0.00%


     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

For the fiscal year ended December 14, 2006, the amount of income received by the Fund from sources within foreign countries and possessions of the United States was $0.5758 per share (representing a total of $9,245,337. Of the foreign source income, $0.4041 per share is considered qualified dividend income. Foreign source income with the required adjustments for qualified dividends is $0.3455 per share. The amount of taxes paid by the fund to such countries for the fiscal year end December 14, 2006 was $0.0316 per share (representing a total of $507,174). The following table provides a breakdown by country of ordinary income received and foreign taxes paid by the Fund during the fiscal year ended December 14, 2006. The per share amount is based on shareholders of record on December 14, 2006.

                                                                                           FOREIGN        ADJUSTED
                                                           FOREIGN SOURCE   FOREIGN TAX   QUALIFIED    FOREIGN SOURCE
                         COUNTRY                              INCOME %        PAID %      DIVIDEND %      INCOME %
---------------------------------------------------------------------------------------------------------------------
Austria..................................................        1.61%          1.52%         0.91%          2.06%
Belgium..................................................        4.49%          5.55%         3.33%          5.19%
Denmark..................................................        0.58%          1.14%         0.68%          0.51%
France...................................................        4.74%          9.06%         5.43%          4.23%
Germany..................................................        8.60%          9.56%         5.26%         10.69%
Greece...................................................        6.57%          0.00%         9.37%          4.65%
Hungary..................................................        0.25%          0.00%         0.36%          0.18%
Ireland..................................................        2.79%          0.00%         3.98%          1.98%
Italy....................................................        3.86%          3.63%         2.18%          4.92%
The Netherlands..........................................       30.10%         52.82%        39.79%         23.29%
Norway...................................................       14.16%          2.75%         1.65%         22.21%
Portugal.................................................        1.77%          4.22%         2.53%          1.26%
Spain....................................................        0.52%          1.24%         0.74%          0.37%
Sweden...................................................        3.78%          5.37%         3.22%          4.11%
Switzerland..............................................        3.88%          3.14%         3.04%          4.38%
United Kingdom...........................................       12.30%          0.00%        17.53%          8.71%
=====================================================================================================================
TOTAL                                                          100.00%        100.00%       100.00%        100.00%
_____________________________________________________________________________________________________________________
=====================================================================================================================

       NON-RESIDENT ALIEN SHAREHOLDERS
       -------------------------------
       Qualified Interest Income**                       7.98%


     ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

    The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 were 99.59%, 99.88%, 99.93%, and 99.83%, respectively.

AIM European Small Company Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Funds Group (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 110 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007        Director, Chief Executive Officer and     None
  Trustee                                     President, AMVESCAP PLC (parent of AIM
                                              and a global investment management
                                              firm); Chairman, A I M Advisors, Inc.
                                              (registered investment advisor); and
                                              Director, Chairman, Chief Executive
                                              Officer and President, AVZ Inc. (holding
                                              company); INVESCO North American
                                              Holdings, Inc. (holding company);
                                              Chairman and President, AMVESCAP Group
                                              Services, Inc. (service provider);
                                              Trustee, The AIM Family of Funds(R);
                                              Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: President, Co-Chief Executive
                                              Officer, Co-President, Chief Operating
                                              Officer and Chief Financial Officer,
                                              Franklin Resources, Inc. (global
                                              investment management organization)
--------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1992        Director and Chairman, A I M Management   None
  Trustee and Vice Chair                      Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC; Chairman, AMVESCAP
                                              PLC -- AIM Division (parent of AIM and a
                                              global investment management firm) and
                                              Trustee and Vice Chair of The AIM Family
                                              of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management
                                              Company (registered broker dealer);
                                              Chief Executive Officer, AMVESCAP
                                              PLC -- Managed Products; and President
                                              and Principal Executive Officer of The
                                              AIM Family of Funds--Registered
                                              Trademark--
--------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006        Director, Chief Executive Officer and     None
  Trustee, President and                      President, A I M Management Group Inc.,
  Principal                                   AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                           broker dealer), AIM Funds Management
                                              Inc. (registered investment advisor) and
                                              1371 Preferred Inc. (holding company);
                                              Director and President, A I M Advisors,
                                              Inc., INVESCO Funds Group, Inc.
                                              (registered investment advisor and
                                              register transfer agent) and AIM GP
                                              Canada Inc. (general partner for a
                                              limited partnership); Director, A I M
                                              Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and
                                              Chairman, AIM Investment Services, Inc.,
                                              Fund Management Company and INVESCO
                                              Distributors, Inc. (registered broker
                                              dealer); Director, President and
                                              Chairman, AVZ Callco Inc. (holding
                                              company); AMVESCAP Inc. (holding
                                              company) and AIM Canada Holdings Inc.
                                              (holding company); Director and Chief
                                              Executive Officer, AIM Trimark Corporate
                                              Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund
                                              company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company);
                                              Trustee, President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); and Manager,
                                              Powershares Capital Management LLC

                                              Formerly: President and Principal
                                              Executive Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice
                                              President and Chief Operations Officer,
                                              AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director,
                                              Trimark Trust (federally regulated
                                              Canadian Trust Company)
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993        Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                           (technology consulting company)           and Captaris, Inc. (unified
                                                                                        messaging provider)
--------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001        Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                               investment company
                                              Formerly: Partner, law firm of Baker &    (2 portfolios))
                                              McKenzie
--------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003        Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                     (investment banking firm); and Director,
                                              Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
--------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000        Director of a number of public and        None
  Trustee                                     private business corporations, including
                                              the Boss Group Ltd. (private investment
                                              and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment
                                              company (3 portfolios)); Annuity and
                                              Life Re (Holdings), Ltd. (insurance
                                              company); CompuDyne Corporation
                                              (provider of products and services to
                                              the public security market); and
                                              Homeowners of America Holding
                                              Corporation (property casualty company)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North
                                              America, Inc.; Senior Vice President, AB
                                              Volvo; and Director of various
                                              affiliated Volvo companies; and
                                              Director, Magellan Insurance Company
--------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997        Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                     Century Group, Inc. (government affairs   Education Fund
                                              company); and Owner, Dos Angelos Ranch,   (non-profit)
                                              L.P.
                                              Formerly: Chief Executive Officer,
                                              Texana Timber LP (sustainable forestry
                                              company)

--------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993        Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
  Trustee                                     Naftalis and Frankel LLP                  investment company
                                                                                        (3 portfolios))
--------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998        Formerly: Chief Executive Officer, YWCA   None
  Trustee                                     of the USA
--------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1992        Partner, law firm of Pennock & Cooper     None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005        Retired                                   Director, Mainstay VP Series
  Trustee                                     Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM European Small Company Fund

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005        Senior Vice President and Senior Officer  N/A
  Senior Vice President and                   of The AIM Family of Funds--Registered
  Senior Officer                              Trademark--
                                              Formerly: Director of Compliance and
                                              Assistant General Counsel, ICON
                                              Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and
                                              Director of Compliance, ALPS Mutual
                                              Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006        Director, Senior Vice President,          N/A
  Senior Vice President, Chief                Secretary and General Counsel, A I M
  Legal Officer and Secretary                 Management Group Inc. and A I M
                                              Advisors, Inc.; Director, Vice President
                                              and Secretary, INVESCO Distributors,
                                              Inc.; Vice President and Secretary,
                                              A I M Capital Management, Inc., AIM
                                              Investment Services, Inc., and Fund
                                              Management Company; Senior Vice
                                              President and Secretary, A I M
                                              Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.;
                                              Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family
                                              of Funds--Registered Trademark--; and
                                              Manager, Powershares Capital Management
                                              LLC

                                              Formerly: Chief Operating Officer,
                                              Senior Vice President, General Counsel,
                                              and Secretary, Liberty Ridge Capital,
                                              Inc. (an investment adviser); Vice
                                              President and Secretary, PBHG Funds (an
                                              investment company); Vice President and
                                              Secretary, PBHG Insurance Series Fund
                                              (an investment company); General Counsel
                                              and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief
                                              Operating Officer, General Counsel and
                                              Secretary, Old Mutual Investment
                                              Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund
                                              Services (an administrator); General
                                              Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder
                                              servicing center); Executive Vice
                                              President, General Counsel and
                                              Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds
                                              (an investment company)
--------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004        Global Compliance Director, AMVESCAP      N/A
  Vice President                              PLC; and Vice President of The AIM
                                              Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, A I M
                                              Management Group Inc. (financial
                                              services holding company); Senior Vice
                                              President and Chief Compliance Officer,
                                              A I M Advisors, Inc. and The AIM Family
                                              of Funds--Registered Trademark--; Vice
                                              President and Chief Compliance Officer,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Vice President, AIM
                                              Investment Services, Inc. and Fund
                                              Management Company; Senior Vice
                                              President and Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; and Senior Vice President
                                              and Compliance Director, Delaware
                                              Investments Family of Funds
--------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003        Senior Vice President and General
  Vice President                              Counsel, AMVESCAP PLC; Director, INVESCO
                                              Funds Group, Inc.; and Vice President of
                                              The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Vice President and    N/A
                                              General Counsel, Fund Management
                                              Company; Director, Senior Vice
                                              President, Secretary and General
                                              Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Director and Vice
                                              President, INVESCO Distributors, Inc.;
                                              Senior Vice President, A I M
                                              Distributors, Inc.; Vice President,
                                              A I M Capital Management, Inc. and AIM
                                              Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and
                                              Secretary of The AIM Family of
                                              Funds--Registered Trademark--; Chief
                                              Executive Officer and President, INVESCO
                                              Funds Group, Inc.; and Senior Vice
                                              President, and General Counsel, Liberty
                                              Financial Companies, Inc. and Senior
                                              Vice President and General Counsel
                                              Liberty Funds Group, LLC
--------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004        Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                   Advisors, Inc.; and Vice President,
  Financial Officer and                       Treasurer and Principal Officer of The
  Treasurer                                   AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Senior Vice President, AIM
                                              Investment Services, Inc.; and Vice
                                              President, A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992        Director of Cash Management, Managing     N/A
  Vice President                              Director and Chief Cash Management
                                              Officer, A I M Capital Management, Inc;
                                              Director and President, Fund Management
                                              Company; and Vice President, A I M
                                              Advisors, Inc. and The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); and
                                              President and Principal Executive
                                              Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust Only)
                                              Formerly: Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005        Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                       Officer, A I M Advisors, Inc., A I M
  Compliance Officer                          Capital Management, Inc., A I M
                                              Distributors, Inc., AIM Investment
                                              Services, Inc., AIM Private Asset
                                              Management, Inc., Fund Management
                                              Company and The AIM Family of
                                              Funds--Registered Trademark--
                                              Formerly: Manager of the Fraud
                                              Prevention Department, AIM Investment
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006        Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                    Group Inc.; Senior Vice President and
                                              Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief
                                              Compliance Officer, A I M Capital
                                              Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc. and Fund Management
                                              Company

                                              Formerly: Global Head of Product
                                              Development, AIG-Global Investment
                                              Group, Inc.; Chief Compliance Officer
                                              and Deputy General Counsel,
                                              AIG-SunAmerica Asset Management; and
                                              Chief Compliance Officer, Chief
                                              Operating Officer and Deputy General
                                              Counsel, American General Investment
                                              Management
--------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

         [EDELIVERY GO PAPERLESS AIMINVESTMENTS.COM/EDELIVERY GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:

-    save your Fund the cost of printing and postage.

-    reduce the amount of paper you receive.

-    gain access to your documents faster by not waiting for the mail.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

If used after April 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment Services, Inc. is the transfer agent for the products and services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $463 billion in assets under management as of December 31, 2006.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com               ESC-AR-1               A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                             -REGISTERED TRADEMARK-

         Exchange-                            College   Separately
Mutual    Traded     Retirement               Savings    Managed     Offshore      Cash
 Funds     Funds      Products    Annuities    Plans     Accounts    Products   Management
------   ---------   ----------   ---------   -------   ----------   --------   ----------


                                                          [AIM INVESTMENTS LOGO]
                                                         -REGISTERED TRADEMARK -

                              AIM Global Value Fund

                Annual Report to Shareholders - December 31, 2006

                               [COVER GLOBE IMAGE]

INTERNATIONAL/GLOBAL EQUITY

International/Global Value

Table of Contents

Supplemental Information ................................................      2
Letters to Shareholders .................................................      3
Performance Summary .....................................................      5
Management Discussion ...................................................      5
Fund Expenses ...........................................................      7
Long-term Fund Performance ..............................................      8
Approval of Advisory Agreement ..........................................     10
Schedule of Investments .................................................    F-1
Financial Statements ....................................................    F-3
Notes to Financial Statements ...........................................    F-5
Financial Highlights ....................................................   F-12
Auditor's Report ........................................................   F-17
Tax Disclosures .........................................................   F-18
Trustees and Officers ...................................................   F-19

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/      [SECTOR
 EQUITY]     GLOBAL EQUITY]      EQUITY]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

[FIXED        [ALLOCATION     [DIVERSIFIED
INCOME]        SOLUTIONS]      PORTFOLIOS]

                             [AIM INVESTMENTS LOGO]
                           -- REGISTERED TRADEMARK --

AIM Global Value Fund

AIM GLOBAL VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

- Unless otherwise stated, information presented in this report is as of December 31, 2006, and is based on total net assets.

About share classes

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

Principal risks of investing in the Fund

- Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

- Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

- Investing in emerging markets involves greater risks than investing in more established markets. Risks for emerging markets include risks relating to the relatively smaller size and lesser liquidity of these markets, high inflation rates, adverse political developments and lack of timely information.

- Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- The value of convertible securities in which the Fund invests may be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.

- To the extent the Fund holds cash or cash equivalents rather than equity securities for risk management purposes, the Fund may not achieve its investment objective.

- The Fund may invest in lower quality debt securities, commonly known as "junk bonds." Compared to higher quality debt securities, junk bonds involve greater risk of default or price changes due to changes in credit quality of the issuer, because they are generally unsecured and because they may be subordinated to other creditors' claims. Credit ratings of junk bonds do not necessarily reflect their actual market risk.

- Because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

- The Fund may use enhanced investment techniques such as short sales. Short sales carry the risk of buying a security back at a higher price at which the Fund's exposure is unlimited.

About indexes used in this report

- The unmanaged MSCI WORLD INDEX --SERVICE MARK-- is a group of global securities tracked by Morgan Stanley Capital International.

- The unmanaged MSCI WORLD VALUE INDEX is a subset of the MSCI World Index, a group of global securities tracked by Morgan Stanley Capital International; the Value subset measures performance of companies with lower price/earnings ratios and lower forecasted growth values. The index represents investable opportunities for global investors, taking into account the local market restrictions on share ownership by foreign investors.

- The unmanaged LIPPER GLOBAL MULTI-CAP VALUE FUNDS INDEX represents an average of the performance of the 30 largest global multi-capitalization value funds tracked by Lipper Inc., an independent mutual fund performance monitor.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

- The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

- Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC)

Continued on page 9

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FUND NASDAQ SYMBOLS

Class A Shares   AWSAX
Class B Shares   AWSBX
Class C Shares   AWSCX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Global Value Fund

                                 [TAYLOR PHOTO]

                                  Philip Taylor

Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the year ended December 31, 2006, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

     In the United States and around the globe, most major stock market indexes rose in 2006. U.S. stocks benefited from continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve, among other factors. Global markets also enjoyed a good year, while all major fixed-income indexes produced positive annual returns.

     As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

     To provide you even more investment options, we recently launched AIM Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

     At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

     I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

Our commitment to you

While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

     All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

Sincerely,


/s/ PHILIP TAYLOR
-------------------------------------
Philip Taylor
President - AIM Funds
CEO, AIM Investments

February 9, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Global Value Fund

                                [CROCKETT PHOTO]

                                Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

     In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

     On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

     Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

     While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

     Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

     I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,


/s/ BRUCE L. CROCKETT
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

February 9, 2007

(1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

(2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM Global Value Fund

Management's discussion of Fund performance

PERFORMANCE SUMMARY

For the year ended December 31, 2006, Class A shares of AIM Global Value Fund, excluding applicable sales charges, posted double-digit gains, outperforming the MSCI World Index. Your Fund performed in line with the Lipper Global Multi-Cap Value Funds Index and underperformed the MSCI World Value Index. We attribute our success versus the MSCI World Index to strong stock selection driven by a defensive investment process that generally outperforms in more volatile market environments.

     We attribute the Fund's underperformance versus the MSCI World Value Index mainly to an underweight position in the financials sector. Top contributors to performance were selected investments in the information technology (IT), energy and consumer staples sectors.

     Your Fund's long-term performance information appears on pages 8-9.

FUND VS. INDEXES

Total returns, 12/31/05-12/31/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                 21.08%
Class B Shares                                                 20.10
Class C Shares                                                 20.16
MSCI World Index (Broad Market Index)                          20.07
MSCI World Value Index (Style-Specific Index)                  25.08
Lipper Global Multi-Cap Value Funds Index (Peer Group Index)   21.24

Source: Lipper Inc.

How we invest

When selecting stocks for your Fund, we look for undervalued companies with strong defensive qualities such as:

-    Solid management teams.

-    Good balance sheets with no or very little debt.

- Flexibility to implement shareholder-friendly strategies, such as paying dividends, buying back stock or a combination of both.

     We also look for businesses that are easy to understand. With our global mandate, we can look for the best opportunities worldwide, with no regional restrictions.

     Our first concern when looking at a potential investment is capital preservation. We have to be comfortable with the downside risk of an investment. We begin with an estimate of the business's true (intrinsic) value and then try to pay a fraction of that price--for example, 60-70 cents on the dollar. This discount creates two benefits:

-    It identifies the potential upside.

- It provides potential downside protection. In other words, if our assessment of the company's future is incorrect and the stock decreases in price, the impact should be tempered since we originally acquired the stock at less-than-estimated true value.

     Once comfortable with the downside risk of an investment, we look for catalysts that can generate positive returns--events such as corporate restructuring, management change or share buybacks that may unlock the addition-al 30-40 cents we discounted earlier.

     Finally, we consider selling a stock if:

-    The catalyst that caused the security's value to rise has been realized.

- Unforeseen negative developments lead to a lower appraisal of what we feel a company is worth, or we feel the company will not realize its full market value.

-    The stock's value exceeds our estimate of its intrinsic worth.

Market conditions and your Fund

International stocks generally outperformed their U.S. counterparts during the year, which aided your Fund's absolute returns. However, most major U.S. equity markets also posted healthy gains, as favorable economic data and solid corporate profits overshadowed volatility

                                                                     (continued)

                              Portfolio Composition

By sector
Financials                      18.9%
Information Technology          18.0
Consumer Discretionary          12.8
Consumer Staples                12.0
Telecommunication Services       7.9
Industrials                      6.8
Health Care                      5.9
Energy                           2.6
Materials                        1.0
Utilities                        0.6
Money Market Funds Plus
Other Assets Less Liabilities   13.5


                               Top Five Countries*

1. United States                       33.4%
2. Japan                               19.4
3. Canada                               6.9
4. United Kingdom                       6.4
5. Netherlands                          5.1
Total Net Assets            $309.89 million
Total Number of Holdings*                56

                             Top 10 Equity Holdings*

1. Microsoft Corp.                   3.5%
2. Dell Inc.                         3.2
3. NTT DoCoMo, Inc. (Japan)          2.9
4. Tyco International Ltd.           2.9
5. Washington Mutual, Inc.           2.6
6. Meitec Corp. (Japan)              2.4
7. Nokia Oyj-ADR (Finland)           2.4
8. Toyota Industries Corp. (Japan)   2.0
9. Lancaster Colony Corp.            2.0
10. Liberty Media Holding Corp.-
    Interactive-Series A             2.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

AIM Global Value Fund

arising from housing market concerns and investor uncertainty about interest rates and oil prices. Within the MSCI World Index, utilities and telecommunication services stocks led for the year, while IT and health care issues generally trailed.

     Although Fund performance was broadly based across both regions and countries, stock selection was the key driver of performance. The defensive nature of our investment philosophy led us to maintain exposure to stocks that we believed were better suited to withstand macroeconomic volatility. Collectively, holdings in the United States, Japan, Canada and the Netherlands contributed most to Fund performance. Given high oil and commodity prices, the Fund's energy holdings produced the highest sector returns, and stock selection within the sector benefited Fund performance versus the style-specific index. Our IT holdings also performed very well, while an underweight position in financials versus the style-specific index detracted the most from performance, as this sector posted gains during the year.

     Top contributors over the reporting period included Nintendo, the leading Japanese video game console maker. We purchased the stock in mid-2005, when it was trading significantly below our estimate of the company's value. An uptick in the company's business during the first quarter of 2006, aided by an overall run in the Japanese markets, boosted returns for this already strong stock.

     Although the Fund delivered positive returns in all sectors but utilities, there were a few detractors, including drilling and exploration company JAPAN PETROLEUM EXPLORATION. We invested in this company as an inexpensive way to gain exposure to the Canadian Oil Sands, crude oil reserves in Alberta. The stock sold off in unison with the decline in oil prices during the fourth quarter of 2006. We believed there is significant long-term value in Japan Petroleum, as the market assigns virtually zero value to the highly prized oil-sands assets.

     Given the Fund's exposure to foreign securities, we attempt to partially limit our exposure to currency fluctuations by using currency hedges--the purchase or sale of a foreign security denominated or quoted in that currency. Over the long-term, this technique has allowed us to lock in current exchange rates so the returns of our foreign stocks are representative of their local currency returns. While our foreign holdings performed well, our currency hedges detracted from the Fund's overall performance during the year. However, the detraction from the Fund's performance due to the hedges was more than offset by the positive contribution of the underlying securities.

     Our focus remains on protecting shareholder capital. We take a conservative approach to investing by first analyzing the downside risk of a stock before considering its upside potential. This defensive approach, we believe, helps protect our portfolio by maintaining the gains it has earned and increasing our absolute fund returns. We remain committed to following our disciplined investment strategy and holding our course through the market's fluctuations.

In closing

We welcome new investors who have joined the Fund during the reporting period and thank all of our shareholders for your continued investment in AIM Global Value Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

     See important Fund and index disclosures on the inside front cover.

                                 [HILTON PHOTO]

Glen Hilton

Portfolio manager, is manager of AIM Global Value Fund. He began his career in investments in 1995. He joined AIM in 2002. Mr. Hilton earned a B.A. in economics from Loyola University.

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8-9.

AIM Global Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         HYPOTHETICAL
                                                  (5% ANNUAL RETURN BEFORE
                                ACTUAL                     EXPENSES)
                      --------------------------  --------------------------
         BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
SHARE  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
CLASS     (7/1/06)    (12/31/06)(1)   PERIOD(2)     (12/31/06)    PERIOD(2)      RATIO
-----  -------------  -------------  -----------  -------------  -----------  ----------
A        $1,000.00      $1,126.20       $ 8.15      $1,017.54       $ 7.73       1.52%
B         1,000.00       1,121.40        12.14       1,013.76        11.52       2.27
C         1,000.00       1,122.00        12.14       1,013.76        11.52       2.27

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIM Global Value Fund

Your Fund's long-term performance

Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

     This chart, which is a logarithmic chart, presents the fluctuations in the value of the Fund and its indexes. We believe that a logarithmic chart is more effective than other types of charts in illustrating changes in value during the early years shown in the chart. The vertical axis, the one that indicates the dollar value of an investment, is constructed with each segment representing a percent change in the value of the investment. In this chart, each segment represents a doubling, or 100% change, in the value of the investment. In other words, the space between $5,000 and $10,000 is the same size as the space between $10,000 and $20,000.

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Fund data from 12/29/00, index data from 12/31/00

                 AIM                AIM                AIM                                                         UPPER
          GLOBAL VALUE FUND  GLOBAL VALUE FUND  GLOBAL VALUE FUND                                             GLOBAL MULTI-CAP
DATE       -CLASS A SHARES    -CLASS B SHARES    -CLASS C SHARES   MSCI WORLD INDEX  MSCI WORLD VALUE INDEX  VALUE FUNDS INDEX
----      -----------------  -----------------  -----------------  ----------------  ----------------------  -----------------
12/29/00        $ 9450             $10000             $10000
   12/00          9450              10000              10000            $10000               $10000                $10000
    1/01         10026              10600              10610             10193                10100                 10121
    2/01          8873               9380               9390              9330                 9605                  9811
    3/01          8184               8640               8650              8716                 9112                  9313
    4/01          9204               9720               9730              9358                 9726                  9778
    5/01          9223               9740               9751              9236                 9664                  9780
    6/01          8930               9420               9431              8945                 9392                  9565
    7/01          8740               9220               9231              8826                 9279                  9398
    8/01          8466               8930               8931              8401                 8949                  9171
    9/01          8116               8560               8561              7660                 8117                  8305
   10/01          8655               9120               9121              7806                 8098                  8415
   11/01          9241               9730               9731              8266                 8445                  8735
   12/01          9308               9791               9793              8318                 8507                  8892
    1/02          9062               9531               9532              8065                 8267                  8677
    2/02          8987               9451               9452              7994                 8105                  8663
    3/02          9478               9961               9963              8362                 8647                  9117
    4/02          9383               9851               9863              8062                 8393                  9077
    5/02          9355               9822               9822              8076                 8462                  9174
    6/02          9034               9472               9473              7584                 7923                  8655
    7/02          8316               8722               8723              6944                 7148                  7845
    8/02          8279               8682               8682              6956                 7174                  7913
    9/02          7891               8262               8262              6190                 6307                  7154
   10/02          8619               9022               9022              6647                 6745                  7423
   11/02          8884               9292               9302              7004                 7229                  7802
   12/02          8557               8941               8942              6664                 6811                  7630
    1/03          8472               8851               8852              6460                 6640                  7453
    2/03          8377               8741               8752              6347                 6482                  7266
    3/03          8330               8691               8691              6326                 6387                  7128
    4/03          8689               9062               9071              6887                 7060                  7786
    5/03          9218               9602               9611              7279                 7568                  8306
    6/03          9351               9752               9751              7404                 7721                  8439
    7/03          9294               9681               9681              7554                 7884                  8676
    8/03          9672              10062              10071              7716                 8065                  8992
    9/03          9823              10222              10221              7762                 8116                  9044
   10/03         10504              10922              10921              8222                 8595                  9568
   11/03         10608              11022              11022              8347                 8733                  9776
   12/03         11307              11737              11747              8870                 9407                 10334
    1/04         11625              12071              12071              9012                 9518                 10592
    2/04         11807              12253              12253              9163                 9720                 10837
    3/04         11701              12132              12142              9102                 9688                 10762
    4/04         11316              11727              11725              8916                 9485                 10533
    5/04         11344              11747              11756              8990                 9550                 10550
    6/04         11479              11878              11888              9182                 9826                 10802
    7/04         11325              11716              11725              8882                 9652                 10495
    8/04         11528              11918              11928              8921                 9763                 10531
    9/04         12251              12659              12668              9090                 9937                 10776
   10/04         12453              12851              12861              9312                10180                 11026
   11/04         13157              13571              13581              9801                10733                 11676
   12/04         13286              13702              13713             10175                11149                 12128
    1/05         13135              13545              13555              9946                10946                 11972
    2/05         13896              14323              14335             10261                11359                 12391
    3/05         13765              14176              14187             10063                11138                 12160
    4/05         13355              13745              13756              9843                10895                 11850
    5/05         13535              13924              13934             10018                11002                 12079
    6/05         13775              14166              14177             10104                11141                 12276
    7/05         14115              14503              14503             10457                11458                 12743
    8/05         14186              14567              14577             10536                11529                 12866
    9/05         14416              14798              14809             10810                11873                 13234
   10/05         14065              14430              14430             10548                11550                 12933
   11/05         14535              14893              14903             10899                11945                 13396
   12/05         14803              15166              15176             11141                12214                 13840
    1/06         15629              15998              16007             11638                12741                 14495
    2/06         15565              15920              15929             11621                12835                 14510
    3/06         15988              16342              16351             11876                13080                 14932
    4/06         16263              16620              16629             12237                13572                 15403
    5/06         15977              16320              16330             11819                13167                 14796
    6/06         15913              16242              16251             11815                13181                 14766
    7/06         16145              16465              16472             11889                13447                 14813
    8/06         16621              16942              16950             12198                13788                 15165
    9/06         16876              17198              17206             12343                13993                 15350
   10/06         17141              17453              17460             12796                14521                 16830
   11/06         17511              17819              17827             13109                14867                 16312
   12/06         17927              18213              18234             13376                15277                 16780

                                                             Source: Lipper Inc.

AIM Global Value Fund

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/06, including applicable sales charges

CLASS A SHARES
Inception (12/29/00)   10.21%
   5 Years             12.72
   1 Year              14.45

CLASS B SHARES
Inception (12/29/00)   10.50%
   5 Years             12.97
   1 Year              15.10

CLASS C SHARES
Inception (12/29/00)   10.52%
   5 Years             13.24
   1Year               19.16

                            CUMULATIVE TOTAL RETURNS

6 months ended 12/31/06, excluding applicable sales charges

Class A Shares   12.62%
Class B Shares   12.14
Class C Shares   12.20

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

     A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 30 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

Continued from inside front cover

on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM Global Value Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Funds Group (the "Board") oversees the management of AIM Global Value Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2006.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms' length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made a recommendation to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendation to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

     Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such com-parable funds for the one and three year periods and above such median performance for the five year period. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. However, due to the Fund's under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Global Multi-Cap Value Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period, comparable to such Index for the three year period, and above such Index for the five year period. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. However, due to the Fund's under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- Meetings with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total annual operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2007 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect until June 30, 2007. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes a breakpoint. The Board noted that, due to

                                                                     (continued)

AIM Global Value Fund

the Fund's asset levels at the end of the past calendar year and the way in which the advisory fee breakpoint has been structured, the Fund has yet to benefit from the breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge.
     The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

Supplement to Annual Report dated 12/31/06

AIM Global Value Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/06

Inception  11.36
5 Years    14.14
1 Year     21.72
6 Months*  12.92

*    Cumulative total return that has not been annualized

INSTITUTIONAL CLASS SHARES' INCEPTION DATE IS OCTOBER 25, 2005. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INSTITUTIONAL CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES) AT NET ASSET VALUE (NAV) AND REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS DECEMBER 29, 2000.

     INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES PRIMARILY DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 30 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE THE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

NASDAQ SYMBOL   AWSIX

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM   GLV-INS-1   A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006 appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                 HYPOTHETICAL
                                                          (5% ANNUAL RETURN BEFORE
                                        ACTUAL                     EXPENSES)
                              --------------------------  --------------------------
                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
SHARE          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
CLASS             (7/1/06)    (12/31/06)(1)   PERIOD(2)     (12/31/06)    PERIOD(2)      RATIO
-----          -------------  -------------  -----------  -------------  -----------  ----------
Institutional    $1,000.00      $1,129.20       $5.21       $1,020.32       $4.94        0.97%

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AIMINVESTMENTS.COM   GLV-INS-1   A I M Distributors, Inc.

AIM Global Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2006


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-53.03%

CANADA-6.88%

E-L Financial Corp. Ltd. (Multi-Line
  Insurance)                                       10,228   $  5,526,797
------------------------------------------------------------------------
Energy Savings Income Fund (Gas Utilities)        166,600      1,922,335
------------------------------------------------------------------------
Open Text Corp. (Internet Software &
  Services)(a)                                    219,700      4,508,406
------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                          113,200      2,112,212
------------------------------------------------------------------------
Saskatchewan Wheat Pool, Inc.
  (Agricultural Products)(a)                      406,500      3,093,257
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         47,400      3,732,549
------------------------------------------------------------------------
Westaim Corp. (The) (Pharmaceuticals)(a)          256,500        396,088
------------------------------------------------------------------------
Westaim Corp. (The) (Pharmaceuticals)
  (Acquired 07/14/04; Cost $49,481)(a)(b)          19,200         29,649
========================================================================
                                                              21,321,293
========================================================================

FINLAND-2.36%

Nokia Oyj-ADR (Communications Equipment)          359,700      7,309,104
========================================================================

FRANCE-3.31%

Business Objects S.A. (Application
  Software)(a)(c)                                 142,700      5,619,427
------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)            38,500      4,625,496
========================================================================
                                                              10,244,923
========================================================================

GERMANY-1.51%

Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)(c)                                81,500      4,665,704
========================================================================

HONG KONG-2.13%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(c)                    325,000      3,986,470
------------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real
  Estate Management & Development)(c)             471,000      2,620,055
========================================================================
                                                               6,606,525
========================================================================

IRELAND-1.45%

Bank of Ireland (Diversified Banks)(c)            195,200      4,497,441
========================================================================

JAPAN-19.38%

Brother Industries, Ltd. (Office
  Electronics)(c)                                 212,000      2,872,915
------------------------------------------------------------------------
Japan Petroleum Exploration Co., Ltd. (Oil &
  Gas Exploration & Production)(c)                 71,800      4,275,984
------------------------------------------------------------------------
Meitec Corp. (Diversified Commercial &
  Professional Services)(c)                       243,200      7,360,175
------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment Software)(c)     19,200    4,977,665
------------------------------------------------------------------------
NIPPONKOA Insurance Co., Ltd. (Property &
  Casualty Insurance)(c)                          454,000      3,686,518
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(c)                                      5,719      9,044,879
------------------------------------------------------------------------
Olympus Corp. (Health Care Equipment)(c)          130,000      4,092,230
------------------------------------------------------------------------
Sega Sammy Holdings Inc. (Leisure
  Products)(c)                                    142,600      3,850,736
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

JAPAN-(CONTINUED)

Shinsei Bank, Ltd. (Regional Banks)(c)            990,000   $  5,800,086
------------------------------------------------------------------------
Sony Corp. (Consumer Electronics)(c)              105,600      4,526,963
------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(c)                             47,300      3,250,007
------------------------------------------------------------------------
Toyota Industries Corp. (Auto Parts
  & Equipment)(c)                                 136,900      6,303,703
========================================================================
                                                              60,041,861
========================================================================

NETHERLANDS-5.08%

ABN AMRO Holding N.V. (Diversified Banks)(c)      142,800      4,581,878
------------------------------------------------------------------------
Akzo Nobel N.V. (Diversified Chemicals)(c)         52,600      3,208,797
------------------------------------------------------------------------
Heineken N.V. (Brewers)(c)                         91,300      4,338,827
------------------------------------------------------------------------
Hunter Douglas N.V. (Home Furnishings)(c)          45,100      3,627,937
========================================================================
                                                              15,757,439
========================================================================

NEW ZEALAND-0.81%

Telecom Corp. of New Zealand Ltd. (Integrated
  Telecommunication Services)(c)                  742,100      2,518,202
========================================================================

SINGAPORE-1.51%

Singapore Airport Terminal Services Ltd.
  (Airport Services)(c)                         2,873,000      4,680,198
========================================================================

SOUTH KOREA-1.50%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                     175,600      4,649,888
========================================================================

SWITZERLAND-0.76%

Nestle S.A. (Packaged Foods & Meats)(c)             6,650      2,358,299
========================================================================

UNITED KINGDOM-6.35%

Diageo PLC (Distillers & Vintners)(c)             194,454      3,817,458
------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)         102,700      5,418,452
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(c)                                       141,900      5,516,389
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(c)                1,790,237      4,939,754
========================================================================
                                                              19,692,053
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $134,759,661)                   164,342,930
========================================================================

DOMESTIC COMMON STOCKS-33.49%

BREWERS-1.47%

Anheuser-Busch Cos., Inc.                          92,700      4,560,840
========================================================================

BROADCASTING & CABLE TV-1.94%

Liberty Media Holding Corp.-Capital-Series
  A(a)                                             61,500      6,025,770
========================================================================

CATALOG RETAIL-1.97%

Liberty Media Holding
  Corp.-Interactive-Series A(a)                   283,000      6,104,310
========================================================================

AIM Global Value Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
@x

COMMUNICATIONS EQUIPMENT-1.64%

Motorola, Inc.                                    247,100   $  5,080,376
========================================================================

COMPUTER HARDWARE-3.19%

Dell Inc.(a)                                      394,150      9,889,224
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.53%

Lexmark International, Inc.-Class A(a)             64,800      4,743,360
========================================================================

HEALTH CARE FACILITIES-0.59%

HealthSouth Corp.(a)                               80,020      1,812,453
========================================================================

HYPERMARKETS & SUPER CENTERS-1.72%

Wal-Mart Stores, Inc.                             115,299      5,324,508
========================================================================

INDUSTRIAL CONGLOMERATES-2.87%

Tyco International Ltd.                           292,100      8,879,840
========================================================================

PACKAGED FOODS & MEATS-2.02%

Lancaster Colony Corp.                            141,600      6,274,296
========================================================================

PERSONAL PRODUCTS-1.69%

Avon Products, Inc.                               158,400      5,233,536
========================================================================

PHARMACEUTICALS-1.08%

Merck & Co. Inc.                                   76,600      3,339,760
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-1.49%

Berkshire Hathaway Inc.-Class A(a)                     42   $  4,619,580
========================================================================

SYSTEMS SOFTWARE-3.50%

Microsoft Corp.                                   363,100     10,842,166
========================================================================

THRIFTS & MORTGAGE FINANCE-5.69%

Brookline Bancorp, Inc.                           431,300      5,680,221
------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                      241,406      3,959,058
------------------------------------------------------------------------
Washington Mutual, Inc.                           175,700      7,992,593
========================================================================
                                                              17,631,872
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.10%

ALLTEL Corp.                                       56,300      3,405,024
========================================================================
    Total Domestic Common Stocks (Cost
      $92,698,644)                                           103,766,915
========================================================================

MONEY MARKET FUNDS-13.20%

Liquid Assets Portfolio-Institutional
  Class(d)                                     20,450,076     20,450,076
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       20,450,076     20,450,076
========================================================================
    Total Money Market Funds (Cost
      $40,900,152)                                            40,900,152
========================================================================
TOTAL INVESTMENTS-99.72% (Cost $268,358,457)                 309,009,997
========================================================================
OTHER ASSETS LESS LIABILITIES-0.28%                              877,463
========================================================================
NET ASSETS-100.00%                                          $309,887,460
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at December 31, 2006 represented 0.01% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $121,018,697, which represented 39.05% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Value Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:

Investments, at value (cost $227,458,305)      $268,109,845
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $40,900,152)                             40,900,152
===========================================================
    Total investments (cost $268,358,457)       309,009,997
===========================================================
Foreign currencies, at value (cost $266,446)        260,777
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  909,435
-----------------------------------------------------------
  Dividends                                         461,629
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               21,362
-----------------------------------------------------------
Other assets                                         61,210
===========================================================
    Total assets                                310,724,410
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            221,170
-----------------------------------------------------------
  Dividends                                             314
-----------------------------------------------------------
  Foreign currency contracts outstanding            313,573
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 26,237
-----------------------------------------------------------
Accrued distribution fees                           123,119
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,067
-----------------------------------------------------------
Accrued transfer agent fees                          92,286
-----------------------------------------------------------
Accrued operating expenses                           56,184
===========================================================
    Total liabilities                               836,950
===========================================================
Net assets applicable to shares outstanding    $309,887,460
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $268,394,144
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,819,781)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and foreign currency contracts                  2,976,421
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                             40,336,676
===========================================================
                                               $309,887,460
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $149,282,992
___________________________________________________________
===========================================================
Class B                                        $ 65,012,999
___________________________________________________________
===========================================================
Class C                                        $ 44,586,741
___________________________________________________________
===========================================================
Institutional Class                            $ 51,004,728
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           9,250,004
___________________________________________________________
===========================================================
Class B                                           4,132,397
___________________________________________________________
===========================================================
Class C                                           2,832,005
___________________________________________________________
===========================================================
Institutional Class                               3,154,233
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.14
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $16.14 divided by
      94.50%)                                  $      17.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.73
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.74
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.17
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Value Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $223,664)      $ 4,194,926
-------------------------------------------------------------------------
Dividends from affiliated money market funds                    1,311,057
=========================================================================
    Total investment income                                     5,505,983
=========================================================================

EXPENSES:

Advisory fees                                                   1,955,059
-------------------------------------------------------------------------
Administrative services fees                                       82,902
-------------------------------------------------------------------------
Custodian fees                                                     65,178
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         290,313
-------------------------------------------------------------------------
  Class B                                                         562,485
-------------------------------------------------------------------------
  Class C                                                         328,563
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 616,026
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  931
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          21,111
-------------------------------------------------------------------------
Other                                                             246,693
=========================================================================
    Total expenses                                              4,169,261
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (142,055)
=========================================================================
    Net expenses                                                4,027,206
=========================================================================
Net investment income                                           1,478,777
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        14,174,294
-------------------------------------------------------------------------
  Foreign currencies                                               54,113
-------------------------------------------------------------------------
  Foreign currency contracts                                     (338,288)
=========================================================================
                                                               13,890,119
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        28,329,775
-------------------------------------------------------------------------
  Foreign currencies                                                6,382
-------------------------------------------------------------------------
  Foreign currency contracts                                       35,403
=========================================================================
                                                               28,371,560
=========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   42,261,679
=========================================================================
Net increase in net assets resulting from operations          $43,740,456
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,478,777    $    736,424
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and option
    contracts                                                   13,890,119       8,667,505
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and option contracts                              28,371,560       4,093,835
==========================================================================================
    Net increase in net assets resulting from operations        43,740,456      13,497,764
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,475,108)       (991,871)
------------------------------------------------------------------------------------------
  Class B                                                         (276,442)       (274,677)
------------------------------------------------------------------------------------------
  Class C                                                         (186,792)       (132,989)
------------------------------------------------------------------------------------------
  Institutional Class                                             (690,111)        (19,788)
==========================================================================================
    Total distributions from net investment income              (2,628,453)     (1,419,325)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (5,411,350)     (4,164,278)
------------------------------------------------------------------------------------------
  Class B                                                       (2,453,912)     (2,297,671)
------------------------------------------------------------------------------------------
  Class C                                                       (1,658,114)     (1,112,363)
------------------------------------------------------------------------------------------
  Institutional Class                                           (1,774,244)        (81,019)
==========================================================================================
    Total distributions from net realized gains                (11,297,620)     (7,655,331)
==========================================================================================
    Decrease in net assets resulting from distributions        (13,926,073)     (9,074,656)
==========================================================================================
Share transactions-net:
  Class A                                                       40,366,491      54,843,290
------------------------------------------------------------------------------------------
  Class B                                                        7,521,135      23,688,469
------------------------------------------------------------------------------------------
  Class C                                                       15,899,124      13,691,530
------------------------------------------------------------------------------------------
  Institutional Class                                           46,238,377       2,613,498
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              110,025,127      94,836,787
==========================================================================================
    Net increase in net assets                                 139,839,510      99,259,895
==========================================================================================

NET ASSETS:

  Beginning of year                                            170,047,950      70,788,055
==========================================================================================
  End of year (including undistributed net investment income
    of $(1,819,781) and $(724,755), respectively)             $309,887,460    $170,047,950
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

AIM Global Value Fund


       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

AIM Global Value Fund

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. COVERED CALL OPTIONS -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================

AIM Global Value Fund


    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.90%, 2.65%, 2.65% and 1.65% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2006, AIM waived advisory fees of $121,431.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,549.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended December 31, 2006, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2006, ADI advised the Fund that it retained $72,857 in front-end sales commissions from the sale of Class A shares and $1,856, $41,746 and $4,381 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Global Value Fund


NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,167,269      $ 55,666,933      $(45,384,126)         $   --         $20,450,076     $  655,592      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        45,475,455       (25,025,379)             --          20,450,076        436,422          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,167,269        18,703,260       (28,870,529)             --                  --        219,043          --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $20,334,538      $119,845,648      $(99,280,034)         $   --         $40,900,152     $1,311,057      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITIES TRANSACTIONS WITH AFFILIATES

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2006, the Fund engaged in securities purchases of $2,623,432.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended December 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $18,075.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2006, the Fund paid legal fees of $4,498 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Global Value Fund

NOTE 8--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT TO
SETTLEMENT                                           ---------------------------------------         VALUE           UNREALIZED
DATE                                                         DELIVER               RECEIVE         12/31/06         APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
02/22/07                                             JPY    555,000,000      USD   4,794,402      $ 4,697,271         $ 97,131
---------------------------------------------------------------------------------------------------------------------------------
02/22/07                                             JPY  3,950,000,000      USD  33,853,274       33,431,026          422,248
---------------------------------------------------------------------------------------------------------------------------------
03/15/07                                             CAD     15,990,000      USD  13,847,753       13,748,213           99,540
---------------------------------------------------------------------------------------------------------------------------------
03/19/07                                             KRW  2,718,000,000      USD   2,951,140        2,927,460           23,680
=================================================================================================================================
                                                                                                                      $642,599
=================================================================================================================================

                                                                    CONTRACT TO                                      UNREALIZED
SETTLEMENT                                              ------------------------------------         VALUE          APPRECIATION
DATE                                                          DELIVER              RECEIVE         12/31/06        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
01/23/07                                                NZD     275,000      USD     189,195      $   193,512        $  (4,317)
---------------------------------------------------------------------------------------------------------------------------------
01/23/07                                                NZD   2,050,000      USD   1,351,770        1,442,542          (90,772)
---------------------------------------------------------------------------------------------------------------------------------
02/22/07                                                EUR  16,300,000      USD  20,996,845       21,572,720         (578,875)
---------------------------------------------------------------------------------------------------------------------------------
02/22/07                                                GBP   4,620,000      USD   8,768,667        9,050,875         (282,208)
=================================================================================================================================
                                                                                                                     $(956,172)
=================================================================================================================================
  Total open foreign currency contracts                                                                              $(313,573)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Currency Abbreviations:

CAD  - Canadian Dollar
EUR  - Euro
GBP  - British Pound Sterling
JPY  - Japanese Yen
KRW  - South Korean Won
NZD  - New Zealand Dollar
USD  - U.S. Dollar

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years December 31, 2006 and 2005 was as follows:

                                                                 2006           2005
---------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $ 4,448,174    $6,000,969
---------------------------------------------------------------------------------------
  Long-term capital gain                                        9,477,899     3,073,687
=======================================================================================
    Total distributions                                       $13,926,073    $9,074,656
_______________________________________________________________________________________
=======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed ordinary income                                 $    724,253
--------------------------------------------------------------------------
Undistributed long-term gain                                     2,301,632
--------------------------------------------------------------------------
Net unrealized appreciation -- investments                      38,490,484
--------------------------------------------------------------------------
Temporary book/tax differences                                     (23,053)
--------------------------------------------------------------------------
Shares of beneficial interest                                  268,394,144
==========================================================================
  Total net assets                                            $309,887,460
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to the recognition of income for tax purposes on certain passive foreign investment companies and deferral of losses on certain straddles. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(1,291).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of December 31, 2006.

AIM Global Value Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2006 was $125,594,500 and $49,742,768, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $41,670,527
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,178,752)
===============================================================================
Net unrealized appreciation of investment securities              $38,491,775
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $270,518,222.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and partnership interests, on December 31, 2006, undistributed net investment income (loss) was increased by $54,650, undistributed net realized gain was decreased by $27,315 and shares of beneficial interest decreased by $27,335. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                       2006(A)                         2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,614,347    $ 56,150,941     4,628,084    $ 64,043,288
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,313,022      19,755,798     2,219,043      29,989,281
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,410,203      21,146,739     1,244,394      16,870,899
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       2,874,565      44,573,859       174,838       2,516,045
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        403,499       6,528,600       350,754       4,903,550
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        159,889       2,523,056       172,250       2,354,649
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        111,881       1,766,601        85,511       1,169,800
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         152,027       2,464,355         7,206         100,807
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        260,143       4,002,670       150,162       2,088,244
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (267,099)     (4,002,670)     (153,761)     (2,088,237)
======================================================================================================================
Reacquired(c):
  Class A                                                     (1,710,987)    (26,315,720)   (1,162,810)    (16,191,792)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (722,448)    (10,755,049)     (483,219)     (6,567,224)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (469,541)     (7,014,216)     (319,351)     (4,349,169
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (54,166)       (799,837)         (237)         (3,354)
======================================================================================================================
                                                               7,075,335    $110,025,127     6,912,864    $ 94,836,787
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Institutional Class shares commenced sales on October 25, 2005.
(c) Amount is net of redemption fees of $2,469, $1,191, $700 and $554 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended December 31, 2006 and $5,414, $3,133, $1,376 and $3 for Class A, Class B, Class C and Institutional Class shares respectively, for the year ended December 31, 2005.

AIM Global Value Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending December 31, 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                2006          2005       2004       2003      2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.97       $ 13.28    $11.74     $ 9.05    $ 9.85
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.14          0.13      0.01(b)    0.01     (0.11)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.82          1.38      2.04       2.89     (0.69)
===================================================================================================================
    Total from investment operations                              2.96          1.51      2.05       2.90     (0.80)
===================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.17)        (0.16)    (0.03)     (0.09)    (0.00)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.62)        (0.66)    (0.48)     (0.12)       --
===================================================================================================================
    Total distributions                                          (0.79)        (0.82)    (0.51)     (0.21)    (0.00)
===================================================================================================================
Redemption fees added to shares of beneficial interest            0.00          0.00      0.00         --        --
===================================================================================================================
Net asset value, end of period                                $  16.14       $ 13.97    $13.28     $11.74    $ 9.05
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                  21.16%        11.35%    17.50%     32.15%    (8.08)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $149,283       $93,363    $36,092    $9,270    $6,321
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.53%(d)      1.62%     2.00%      2.00%     2.00%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.58%(d)      1.67%     2.20%      3.12%     2.75%
===================================================================================================================
Ratio of net investment income (loss) to average net assets       0.88%(d)      0.91%     0.10%(b)   0.14%    (1.16)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             24%           51%      129%       372%      101%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.02) and (0.14)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $116,125,060.

AIM Global Value Fund


                                                                                      CLASS B
                                                              -------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2006          2005       2004          2003      2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.65       $ 13.02    $ 11.57       $ 8.94    $ 9.79
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                0.02          0.03      (0.07)(b)    (0.05)    (0.17)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.75          1.34       2.00         2.83     (0.68)
=====================================================================================================================
    Total from investment operations                             2.77          1.37       1.93         2.78     (0.85)
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.07)        (0.08)     (0.00)       (0.03)       --
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.62)        (0.66)     (0.48)       (0.12)       --
=====================================================================================================================
    Total distributions                                         (0.69)        (0.74)     (0.48)       (0.15)       --
=====================================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00       0.00           --        --
=====================================================================================================================
Net asset value, end of period                                $ 15.73       $ 13.65    $ 13.02       $11.57    $ 8.94
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                                 20.27%        10.51%     16.77%       31.26%    (8.68)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $65,013       $49,827    $24,675       $7,075    $4,624
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.28%(d)      2.33%      2.65%        2.65%     2.65%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.33%(d)      2.38%      2.85%        3.77%     3.40%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      0.13%(d)      0.20%     (0.55)%(b)   (0.51)%   (1.81)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                            24%           51%       129%         372%      101%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $56,248,541.

AIM Global Value Fund


                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2006          2005       2004          2003      2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.66       $ 13.03    $ 11.58       $ 8.94    $ 9.79
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                0.02          0.03      (0.07)(b)    (0.05)    (0.17)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.75          1.34       2.00         2.84     (0.68)
=====================================================================================================================
    Total from investment operations                             2.77          1.37       1.93         2.79     (0.85)
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.07)        (0.08)     (0.00)       (0.03)       --
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.62)        (0.66)     (0.48)       (0.12)       --
=====================================================================================================================
    Total distributions                                         (0.69)        (0.74)     (0.48)       (0.15)       --
=====================================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00       0.00           --        --
=====================================================================================================================
Net asset value, end of period                                $ 15.74       $ 13.66    $ 13.03       $11.58    $ 8.94
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                                 20.26%        10.50%     16.75%       31.37%    (8.68)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,587       $24,316    $10,021       $2,853    $1,850
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.28%(d)      2.33%      2.65%        2.65%     2.65%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.33%(d)      2.38%      2.85%        3.77%     3.40%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      0.13%(d)      0.20%     (0.55)%(b)   (0.51)%   (1.81)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                            24%           51%       129%         372%      101%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $32,856,344.

AIM Global Value Fund


                                                                      INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                                 OCTOBER 25, 2005
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2006                2005
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 13.98               $13.90
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.22                 0.04
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           2.83                 0.86
=================================================================================================
    Total from investment operations                               3.05                 0.90
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.24)               (0.16)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.62)               (0.66)
=================================================================================================
    Total distributions                                           (0.86)               (0.82)
=================================================================================================
Redemption fees added to shares of beneficial interest             0.00                 0.00
=================================================================================================
Net asset value, end of period                                  $ 16.17               $13.98
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                   21.81%                6.48%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $51,005               $2,542
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.98%(c)             1.09%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.03%(c)             1.14%(d)
=================================================================================================
Ratio of net investment income to average net assets               1.43%(c)             1.44%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           24%                  51%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $24,776,994.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to

AIM Global Value Fund
impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing; and



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Global Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Funds Group and Shareholders of AIM Global Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Value Fund (one of the funds constituting AIM Funds Group hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

February 20, 2007
Houston, Texas

AIM Global Value Fund

TAX INFORMATION


Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2006:

     FEDERAL AND STATE INCOME TAX


       Long-Term Capital Gain Distributions        $9,477,899
       Qualified Dividend Income*                       70.00%
       Corporate Dividends Received Deduction*          28.85%
       U.S. Treasury Obligations*                        0.00%


     * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.



     NON-RESIDENT ALIEN SHAREHOLDERS

       Qualified Short-Term Gains                  $1,819,722
       Qualified Interest Income**                      12.19%


     ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.



ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 were 63.84%, 60.75%, 63.52%, and 66.32%, respectively.

AIM Global Value Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Funds Group (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 110 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007        Director, Chief Executive Officer and     None
  Trustee                                     President, AMVESCAP PLC (parent of AIM
                                              and a global investment management
                                              firm); Chairman, A I M Advisors, Inc.
                                              (registered investment advisor); and
                                              Director, Chairman, Chief Executive
                                              Officer and President, AVZ Inc. (holding
                                              company); INVESCO North American
                                              Holdings, Inc. (holding company);
                                              Chairman and President, AMVESCAP Group
                                              Services, Inc. (service provider);
                                              Trustee, The AIM Family of Funds(R);
                                              Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: President, Co-Chief Executive
                                              Officer, Co-President, Chief Operating
                                              Officer and Chief Financial Officer,
                                              Franklin Resources, Inc. (global
                                              investment management organization)
--------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1992        Director and Chairman, A I M Management   None
  Trustee and Vice Chair                      Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC; Chairman, AMVESCAP
                                              PLC -- AIM Division (parent of AIM and a
                                              global investment management firm) and
                                              Trustee and Vice Chair of The AIM Family
                                              of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management
                                              Company (registered broker dealer);
                                              Chief Executive Officer, AMVESCAP
                                              PLC -- Managed Products; and President
                                              and Principal Executive Officer of The
                                              AIM Family of Funds--Registered
                                              Trademark--
--------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006        Director, Chief Executive Officer and     None
  Trustee, President and                      President, A I M Management Group Inc.,
  Principal                                   AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                           broker dealer), AIM Funds Management
                                              Inc. (registered investment advisor) and
                                              1371 Preferred Inc. (holding company);
                                              Director and President, A I M Advisors,
                                              Inc., INVESCO Funds Group, Inc.
                                              (registered investment advisor and
                                              register transfer agent) and AIM GP
                                              Canada Inc. (general partner for a
                                              limited partnership); Director, A I M
                                              Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and
                                              Chairman, AIM Investment Services, Inc.,
                                              Fund Management Company and INVESCO
                                              Distributors, Inc. (registered broker
                                              dealer); Director, President and
                                              Chairman, AVZ Callco Inc. (holding
                                              company); AMVESCAP Inc. (holding
                                              company) and AIM Canada Holdings Inc.
                                              (holding company); Director and Chief
                                              Executive Officer, AIM Trimark Corporate
                                              Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund
                                              company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company);
                                              Trustee, President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); and Manager,
                                              Powershares Capital Management LLC

                                              Formerly: President and Principal
                                              Executive Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice
                                              President and Chief Operations Officer,
                                              AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director,
                                              Trimark Trust (federally regulated
                                              Canadian Trust Company)
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993        Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                           (technology consulting company)           and Captaris, Inc. (unified
                                                                                        messaging provider)
--------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001        Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                               investment company
                                              Formerly: Partner, law firm of Baker &    (2 portfolios))
                                              McKenzie
--------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003        Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                     (investment banking firm); and Director,
                                              Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
--------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000        Director of a number of public and        None
  Trustee                                     private business corporations, including
                                              the Boss Group Ltd. (private investment
                                              and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment
                                              company (3 portfolios)); Annuity and
                                              Life Re (Holdings), Ltd. (insurance
                                              company); CompuDyne Corporation
                                              (provider of products and services to
                                              the public security market); and
                                              Homeowners of America Holding
                                              Corporation (property casualty company)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North
                                              America, Inc.; Senior Vice President, AB
                                              Volvo; and Director of various
                                              affiliated Volvo companies; and
                                              Director, Magellan Insurance Company
--------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997        Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                     Century Group, Inc. (government affairs   Education Fund
                                              company); and Owner, Dos Angelos Ranch,   (non-profit)
                                              L.P.
                                              Formerly: Chief Executive Officer,
                                              Texana Timber LP (sustainable forestry
                                              company)

--------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993        Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
  Trustee                                     Naftalis and Frankel LLP                  investment company
                                                                                        (3 portfolios))
--------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998        Formerly: Chief Executive Officer, YWCA   None
  Trustee                                     of the USA
--------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1992        Partner, law firm of Pennock & Cooper     None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005        Retired                                   Director, Mainstay VP Series
  Trustee                                     Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Global Value Fund

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005        Senior Vice President and Senior Officer  N/A
  Senior Vice President and                   of The AIM Family of Funds--Registered
  Senior Officer                              Trademark--
                                              Formerly: Director of Compliance and
                                              Assistant General Counsel, ICON
                                              Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and
                                              Director of Compliance, ALPS Mutual
                                              Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006        Director, Senior Vice President,          N/A
  Senior Vice President, Chief                Secretary and General Counsel, A I M
  Legal Officer and Secretary                 Management Group Inc. and A I M
                                              Advisors, Inc.; Director, Vice President
                                              and Secretary, INVESCO Distributors,
                                              Inc.; Vice President and Secretary,
                                              A I M Capital Management, Inc., AIM
                                              Investment Services, Inc., and Fund
                                              Management Company; Senior Vice
                                              President and Secretary, A I M
                                              Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.;
                                              Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family
                                              of Funds--Registered Trademark--; and
                                              Manager, Powershares Capital Management
                                              LLC

                                              Formerly: Chief Operating Officer,
                                              Senior Vice President, General Counsel,
                                              and Secretary, Liberty Ridge Capital,
                                              Inc. (an investment adviser); Vice
                                              President and Secretary, PBHG Funds (an
                                              investment company); Vice President and
                                              Secretary, PBHG Insurance Series Fund
                                              (an investment company); General Counsel
                                              and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief
                                              Operating Officer, General Counsel and
                                              Secretary, Old Mutual Investment
                                              Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund
                                              Services (an administrator); General
                                              Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder
                                              servicing center); Executive Vice
                                              President, General Counsel and
                                              Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds
                                              (an investment company)
--------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004        Global Compliance Director, AMVESCAP      N/A
  Vice President                              PLC; and Vice President of The AIM
                                              Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, A I M
                                              Management Group Inc. (financial
                                              services holding company); Senior Vice
                                              President and Chief Compliance Officer,
                                              A I M Advisors, Inc. and The AIM Family
                                              of Funds--Registered Trademark--; Vice
                                              President and Chief Compliance Officer,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Vice President, AIM
                                              Investment Services, Inc. and Fund
                                              Management Company; Senior Vice
                                              President and Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; and Senior Vice President
                                              and Compliance Director, Delaware
                                              Investments Family of Funds
--------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003        Senior Vice President and General
  Vice President                              Counsel, AMVESCAP PLC; Director, INVESCO
                                              Funds Group, Inc.; and Vice President of
                                              The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Vice President and    N/A
                                              General Counsel, Fund Management
                                              Company; Director, Senior Vice
                                              President, Secretary and General
                                              Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Director and Vice
                                              President, INVESCO Distributors, Inc.;
                                              Senior Vice President, A I M
                                              Distributors, Inc.; Vice President,
                                              A I M Capital Management, Inc. and AIM
                                              Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and
                                              Secretary of The AIM Family of
                                              Funds--Registered Trademark--; Chief
                                              Executive Officer and President, INVESCO
                                              Funds Group, Inc.; and Senior Vice
                                              President, and General Counsel, Liberty
                                              Financial Companies, Inc. and Senior
                                              Vice President and General Counsel
                                              Liberty Funds Group, LLC
--------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004        Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                   Advisors, Inc.; and Vice President,
  Financial Officer and                       Treasurer and Principal Officer of The
  Treasurer                                   AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Senior Vice President, AIM
                                              Investment Services, Inc.; and Vice
                                              President, A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992        Director of Cash Management, Managing     N/A
  Vice President                              Director and Chief Cash Management
                                              Officer, A I M Capital Management, Inc;
                                              Director and President, Fund Management
                                              Company; and Vice President, A I M
                                              Advisors, Inc. and The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); and
                                              President and Principal Executive
                                              Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust Only)
                                              Formerly: Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005        Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                       Officer, A I M Advisors, Inc., A I M
  Compliance Officer                          Capital Management, Inc., A I M
                                              Distributors, Inc., AIM Investment
                                              Services, Inc., AIM Private Asset
                                              Management, Inc., Fund Management
                                              Company and The AIM Family of
                                              Funds--Registered Trademark--
                                              Formerly: Manager of the Fraud
                                              Prevention Department, AIM Investment
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006        Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                    Group Inc.; Senior Vice President and
                                              Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief
                                              Compliance Officer, A I M Capital
                                              Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc. and Fund Management
                                              Company

                                              Formerly: Global Head of Product
                                              Development, AIG-Global Investment
                                              Group, Inc.; Chief Compliance Officer
                                              and Deputy General Counsel,
                                              AIG-SunAmerica Asset Management; and
                                              Chief Compliance Officer, Chief
                                              Operating Officer and Deputy General
                                              Counsel, American General Investment
                                              Management
--------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:

-    save your Fund the cost of printing and postage.

-    reduce the amount of paper you receive.

-    gain access to your documents faster by not waiting for the mail.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

If used after April 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment Services, Inc. is the transfer agent for the products and services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $463 billion in assets under management as of December 31, 2006.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com   GLV-AR-1   A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

        Exchange-                         College  Separately
Mutual    Traded   Retirement             Savings    Managed   Offshore     Cash
Funds     Funds     Products   Annuities   Plans    Accounts   Products  Management

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                      AIM International Small Company Fund

                Annual Report to Shareholders - December 31, 2006

                               [COVER GLOBE IMAGE]

INTERNATIONAL/ GLOBAL EQUITY

International/Global Growth

Table of Contents

Supplemental Information ................................................      2
Letters to Shareholders .................................................      3
Performance Summary .....................................................      5
Management Discussion ...................................................      5
Fund Expenses ...........................................................      7
Long-term Fund Performance ..............................................      8
Approval of Advisory Agreement ..........................................     10
Schedule of Investments .................................................    F-1
Financial Statements ....................................................    F-5
Notes to Financial Statements ...........................................    F-8
Financial Highlights ....................................................   F-14
Auditor's Report ........................................................   F-17
Tax Disclosures .........................................................   F-18
Trustees and Officers ...................................................   F-19

[AIM INVESTMENT SOLUTIONS]

    [GRAPHIC]                       [GRAPHIC]                       [GRAPHIC]
[DOMESTIC EQUITY]          [INTERNATIONAL/GLOBAL EQUITY]         [SECTOR EQUITY]

   [GRAPHIC]                   [GRAPHIC]                        [GRAPHIC]
[FIXED INCOME]           [ALLOCATION SOLUTIONS]         [DIVERSIFIED PORTFOLIOS]

                             [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -

AIM International Small Company Fund

AIM INTERNATIONAL SMALL COMPANY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF
CAPITAL.

- Unless otherwise stated, information presented in this report is as of December 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

- The Fund has limited public sales of its shares to certain investors. For information on who may continue to invest in the Fund, please see the prospectus.

PRINCIPAL RISKS OF INVESTING IN THE FUND

- Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

- Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

- Investing in emerging markets involves greater risks than investing in more established markets. Risks for emerging markets include risks relating to the relatively smaller size and lesser liquidity of these markets, high inflation rates, adverse political developments and lack of timely information.

- Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- The value of convertible securities in which the Fund invests may be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.

- Because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

ABOUT INDEXES USED IN THIS REPORT

- The unmanaged MSCI EUROPE, AUSTRALASIA AND THE FAR EAST INDEX (the MSCI EAFE --REGISTERED TRADEMARK--) is a group of foreign securities tracked by Morgan Stanley Capital International.

- The unmanaged MSCI WORLD EX USA SMALL CAP INDEX measures securities in the global developed markets excluding the U.S with market capitalizations between $200-$1,500 million dollars. It is compiled by Morgan Stanley Capital International.

- The unmanaged LIPPER INTERNATIONAL SMALL/MID-CAP GROWTH FUNDS INDEX represents an average of the performance of the 10 largest international small/mid-cap growth mutual funds tracked by Lipper Inc., an independent mutual fund performance monitor.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

- The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

- Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

- The Chartered Financial Analyst --REGISTERED TRADEMARK-- (CFA --REGISTERED TRADEMARK--) designation is a globally recognized standard for measuring the competence and integrity of investment professionals.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the dropdown menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FUND NASDAQ SYMBOLS

Class A Shares   IEGAX
Class B Shares   IEGBX
Class C Shares   IEGCX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM International Small Company Fund

                                 [TAYLOR PHOTO]

                                 Philip Taylor

Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the year ended December 31, 2006, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

     In the United States and around the globe, most major stock market indexes rose in 2006. U.S. stocks benefited from continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve, among other factors. Global markets also enjoyed a good year, while all major fixed-income indexes produced positive annual returns.

     As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

     To provide you even more investment options, we recently launched AIM Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

     At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

     I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

OUR COMMITMENT TO YOU

While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

     All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

Sincerely,


/S/ PHILIP TAYLOR
-------------------------------------
Philip Taylor
President - AIM Funds
CEO, AIM Investments

February 9, 2007

AIM Investments is a registered service mark of A I M Management Group Inc.
A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM International Small Company Fund

                                [CROCKETT PHOTO]

                               Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

     In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

     On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

     Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

     While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

     Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

     I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,


/S/ BRUCE L. CROCKETT
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

February 9, 2007

(1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

(2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM International Small Company Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

Foreign equity markets, as measured by the MSCI EAFE Index, posted strong positive returns over the year, ending 2006 with a fourth consecutive year of double-digit gains. Following a trend of recent years, foreign equities continued to outperform U.S. equities.

     Within this environment, we are pleased to have provided shareholders with double-digit Fund performance. As the table illustrates, your Fund--excluding applicable sales charges--significantly outperformed both its broad market and style-specific benchmarks. Strong stock selection and our willingness and ability to identify and purchase attractive stocks that are not followed by many analysts gave us a competitive edge over both the broad market and style-specific benchmarks. Our exposure to emerging markets, which outperformed during the period, provided an additional competitive advantage.

     Your Fund's long-term performance appears on pages 8-9.

FUND VS. INDEXES

Total returns, 12/31/05-12/31/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                             38.18%
Class B Shares                                                             37.20
Class C Shares                                                             37.15
MSCI EAFE Index (Broad Market Index)                                       26.34
MSCI World Ex USA Small Cap Index (Style-Specific Index)                   19.46
Lipper International Small/Mid-Cap Growth Funds Index (Peer Group Index)   27.31

SOURCE: LIPPER INC.

HOW WE INVEST

When selecting stocks for your Fund, we employ a disciplined investment strategy that emphasizes fundamental research, supported by both quantitative analysis and portfolio construction techniques. Our "EQV" (Earnings, Quality, Valuation) strategy focuses primarily on identifying quality small-cap companies that have experienced, or exhibit the potential for, accelerated or above-average earnings growth but whose prices do not fully reflect these attributes.

     While research responsibilities within the portfolio management team are focused by region, we select investments for the Fund by using a "bottom-up" investment approach. We construct the Fund on a stock-by-stock basis, focusing on strengths of individual companies rather than sectors or countries.

     We believe disciplined sell decisions are key to successful investing. We consider selling a stock for several reasons including when:

-    A company's fundamentals deteriorate, or it posts disappointing earnings.

-    A stock's price seems overvalued.

-    A more attractive opportunity becomes available.

MARKET CONDITIONS AND YOUR FUND

Markets continued to rally in Europe, as positive economic data and strong company earnings continued to bolster investor confidence. Asian stock markets also performed strongly during the year. Inflationary pressures across the region showed signs of weakening, and a general perception that the United States could coordinate a "soft landing" for its economy provided a positive backdrop for Asian equities. In contrast, Japanese shares remained relatively lackluster. Emerging markets experienced a somewhat volatile 12-month period during which stocks hit record highs in many countries before correcting from early May. A combination of higher global interest rates and rising levels of risk aversion accentuated this temporary sell-off. Most of these markets bounced back from July onward and ended the year with strong returns.

                                                                     (continued)

PORTFOLIO COMPOSITION

By sector
Industrials                        24.1%
Consumer Discretionary             21.9
Financials                         13.4
Materials                          11.7
Energy                             10.6
Consumer Staples                    5.7
Health Care                         3.6
Utilities                           2.5
Information Technology              1.8
Telecommunication Services          0.6
Money Market funds Plus
   Other Assets Less Liabilities    4.1

TOP FIVE COUNTRIES*

1. Canada                         16.0%
2. Brazil                          9.8
3. Norway                          9.7
4. United Kingdom                  6.7
5. South Korea                     6.4
Total Net Assets       $865.10 million
Total Number of
   Holdings*                       112

TOP 10 EQUITY HOLDINGS*

1. Petroleum Geo-Services A.S.A.
   (Norway)                        2.1%
2. USG People N.V. (Netherlands)   2.1
3. Intralot S.A. (Greece)          2.0
4. Prosafe A.S.A. (Norway)         1.7
5. Lion Diversified Holdings
   Berhad (Malaysia)               1.6
6. Trican Well Service Ltd.
   (Canada)                        1.5
7. Homeserve PLC (United Kingdom)  1.5
8. Aalberts Industries N.V.
   (Netherlands)                   1.5
9. Andritz A.G. (Austria)          1.4
10. Mitie Group PLC (United
   Kingdom)                        1.4

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

AIM International Small Company Fund

     The overall quality of the portfolio, the attractiveness of individual securities and the management team's ability to identify under-followed, high-quality investments in developed and emerging markets largely explained the Fund's absolute and relative outperformance.

     The Fund significantly outperformed its style-specific index across almost all regions and sectors. From a regional perspective, Asia and Latin America were top contributors to Fund performance. At the sector level, holdings in consumer discretionary, industrials, consumer staples and materials were the largest contributors to relative outperformance. In contrast, select Canadian energy stocks detracted from relative Fund returns.

     Within consumer discretionary, significant contributions came from Greek lottery vendor Intralot, Malaysian-based holding company Lion Diversified and Brazilian homebuilder Gafisa--all companies not represented in the style-specific index. We initially invested in Intralot at a time when we judged the market's opinion of the company's growth prospects to be excessively negative. We were therefore able to purchase the stock at attractive levels. Significant increase and diversification of market share outside Greece, a robust pipeline of contract tenders and strong positive cash flow have since helped expand investor awareness of this company. Lion Diversified is another prime example of what we look for in an investment opportunity. Supported by consumer spending growth in China, department stores managed by the company enjoyed double-digit same-store sales growth and posted strong quarterly earnings results.

     Within the industrials sector, exposure to Homeserve, a U.K.-based home repair provider, and South Korean ship-building company Hyundai Mipo--stocks also not represented in the style-specific index--enabled the Fund to significantly outperform the index in this sector as well. Similarly, strong stock selection was the key driver of outperformance in the consumer staples, financials and materials sectors.

     We believe that being bottom-up investors who are "benchmark aware, not benchmark centric" helped drive the Fund's broad stock-driven results. In other words, we focused on selecting good stocks rather than managing to the benchmark. As illustrated above, we actively invested in stocks outside of the index. It is off the beaten path where we tended to find many stocks not covered by many analysts and under-appreciated companies with growth that has yet to be recognized by the market.

     The Fund's significant underweight exposure to the negatively performing Japanese equity market versus the style-specific index was responsible for a substantial portion of the Fund's outperformance in Asia. Although there were signs of improvement in the underlying fundamentals of this market, few growth companies met our stringent EQV-focused analysis. In general, we found faster growing quality companies elsewhere in Latin America, Europe and Asia.

     The Fund's exposure to emerging market stocks, including holdings in Brazil, China, Indonesia, Mexico and Taiwan--markets not represented in the benchmark--also gave the fund a competitive edge. These markets continued to be underpinned by improvements on the macroeconomic and corporate levels and, in most cases, were further supported by attractive stock valuations, despite strong returns in recent years.

     Key detractors from performance were relatively limited but included Canadian energy stocks Trican Well Services and Total Energy Services, both strong past performers. Despite being some of the highest quality firms in their respective drilling niches, these companies were negatively affected by weaker natural gas prices and, subsequently, fewer oil well drilling projects. We trimmed our position in these names.

IN CLOSING

Over the past 12 months, the Fund has experienced strong double-digit returns. It would be imprudent for us to suggest that such a level of performance is sustainable over the long term. Thank you for your continued participation in AIM International Small Company Fund.

The views and opinions expressed in management's discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

      See important Fund and index disclosures on the inside front cover.

                                 [HOLZER PHOTO]

                                Jason T. Holzer

Chartered Financial Analyst, senior portfolio manager, is lead manager of AIM International Small Company Fund with respect to the Fund's European and Canadian investments. Mr. Holzer joined AIM in 1996. He earned a B.A. in quantitative economics and an M.S. in engineering-economic systems from Stanford University.

                                  [CAO PHOTO]

                                   Shuxin Cao

Chartered Financial Analyst, portfolio manager, is lead manager of AIM International Small Company Fund with respect to the Fund's Asia Pacific and Latin American investments. He joined AIM in 1997. Mr. Cao graduated from Tianjin Foreign Language Institute with a B.A. in English. He also earned an M.B.A. from Texas A&M University and is a Certified Public Accountant.

                                [ENDRESEN PHOTO]

                                 Borge Endresen

Chartered Financial Analyst, portfolio manager, is manager of AIM International Small Company Fund. He joined AIM in 1999 and graduated summa cum laude from the University of Oregon with a B.S. in finance. He also earned an M.B.A from The University of Texas at Austin.

                                 [NIELD PHOTO]

                                 Richard Nield

Chartered Financial Analyst, portfolio manager, is manager of AIM International Small Company Fund. Mr. Nield joined AIM in 2000. He earned a bachelor of commerce degree in finance and international business from McGill University in Montreal, Canada.

Assisted by the Asia Pacific/Latin America Team and the Europe/Canada Team

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8-9.

AIM International Small Company Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                             HYPOTHETICAL
                                                       (5% ANNUAL RETURN BEFORE
                                  ACTUAL                       EXPENSES)
                        ---------------------------   --------------------------
          BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES    ANNUALIZED
SHARE   ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
CLASS      (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)     PERIOD(2)       RATIO
-----   -------------   -------------   -----------   -------------   -----------   ----------
A         $1,000.00       $1,158.30        $ 8.32       $1,017.49        $ 7.78        1.53%
B          1,000.00        1,153.90         12.38        1,013.71         11.57        2.28
C          1,000.00        1,154.00         12.38        1,013.71         11.57        2.28

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIM International Small Company Fund

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

     This chart, which is a logarithmic chart, presents the fluctuations in the value of the Fund and its indexes. We believe that a logarithmic chart is more effective than other types of charts in illustrating changes in value during the early years shown in the chart. The vertical axis, the one that indicates the dollar value of an investment, is constructed with each segment representing a percent change in the value of the investment. In this chart, each segment represents a doubling, or 100% change, in the value of the investment. In other words, the space between $4,000 and $8,000 is the same size as the space between $8,000 and $16,000, and so on.

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 8/31/00

           AIM INTERNATIONAL    AIM INTERNATIONAL    AIM INTERNATIONAL                        MSCI WORLD     LIPPER INTERNATIONAL
          SMALL COMPANY FUND   SMALL COMPANY FUND   SMALL COMPANY FUND                          EX USA          SMALL/MID-CAP
DATE        -CLASS A SHARES      -CLASS B SHARES      -CLASS C SHARES    MSCI EAFE INDEX   SMALL CAP INDEX    GROWTH FUNDS INDEX
-------   ------------------   ------------------   ------------------   ---------------   ---------------   --------------------
8/31/00          $9450               $10000               $10000              $10000            $10000              $10000
   9/00           8930                 9450                 9450                9513              9515                9454
  10/00           8250                 8720                 8730                9288              8844                8743
  11/00           7172                 7581                 7590                8940              8762                7864
  12/00           7532                 7951                 7950                9258              8838                8051
   1/01           8146                 8591                 8600                9253              9098                8163
   2/01           7126                 7511                 7520                8559              8897                7653
   3/01           6237                 6570                 6580                7989              8270                6818
   4/01           6577                 6931                 6930                8544              8986                7151
   5/01           6719                 7080                 7079                8242              8997                7145
   6/01           6577                 6930                 6919                7905              8740                6839
   7/01           6502                 6850                 6839                7761              8390                6539
   8/01           6388                 6720                 6709                7565              8467                6375
   9/01           5557                 5841                 5839                6799              7372                5539
  10/01           6076                 6381                 6379                6973              7736                5805
  11/01           6502                 6821                 6819                7230              8042                6065
  12/01           6742                 7071                 7070                7273              7898                6095
   1/02           6752                 7071                 7070                6886              7750                5954
   2/02           6837                 7171                 7159                6935              7873                5967
   3/02           7245                 7591                 7580                7343              8417                6260
   4/02           7379                 7731                 7720                7358              8666                6303
   5/02           7616                 7971                 7970                7451              9071                6424
   6/02           7626                 7981                 7970                7155              8699                6174
   7/02           6932                 7251                 7240                6448              7992                5597
   8/02           6876                 7191                 7180                6434              7899                5541
   9/02           6296                 6571                 6570                5743              7291                5027
  10/02           6410                 6691                 6690                6051              7231                5083
  11/02           6552                 6831                 6830                6326              7434                5236
  12/02           6562                 6841                 6840                6113              7313                5148
   1/03           6638                 6911                 6910                5858              7234                5030
   2/03           6629                 6901                 6900                5724              7181                4928
   3/03           6705                 6981                 6970                5611              7111                4887
   4/03           7227                 7511                 7510                6161              7763                5325
   5/03           7883                 8201                 8189                6535              8450                5794
   6/03           8158                 8481                 8479                6693              8890                5961
   7/03           8481                 8801                 8799                6855              9159                6179
   8/03           8890                 9231                 9219                7020              9761                6503
   9/03           9460                 9811                 9799                7236             10319                6737
  10/03          10438                10821                10809                7687             11142                7317
  11/03          10770                11152                11149                7858             11152                7388
  12/03          11491                11892                11880                8472             11833                7831
   1/04          12034                12452                12439                8592             12342                8099
   2/04          12594                13032                13019                8790             12715                8307
   3/04          12661                13082                13079                8840             13205                8454
   4/04          12233                12642                12629                8640             12734                8234
   5/04          12052                12453                12439                8658             12582                8106
   6/04          12385                12783                12769                8859             13233                8380
   7/04          12090                12463                12459                8571             12649                8006
   8/04          12290                12674                12659                8609             12715                8016
   9/04          12946                13334                13329                8834             13062                8374
  10/04          13497                13905                13889                9136             13609                8625
  11/04          14734                15165                15158                9760             14629                9245
  12/04          15607                16049                16043               10188             15311                9669
   1/05          15859                16302                16297               10001             15547                9729
   2/05          16785                17246                17240               10433             16207               10231
   3/05          16427                16870                16865               10171             15944                9973
   4/05          16002                16423                16418                9932             15494                9705
   5/05          16147                16566                16560                9937             15531                9752
   6/05          16747                17176                17160               10068             15943               10046
   7/05          17837                18271                18256               10377             16636               10610
   8/05          18388                18830                18815               10639             17146               10944
   9/05          19140                19582                19575               11113             17841               11510
  10/05          18118                18526                18520               10789             17191               11006
  11/05          19315                19734                19728               11052             17764               11469
  12/05          20637                21070                21063               11567             19145               12347
   1/06          22890                23363                23344               12277             20510               13427
   2/06          23282                23744                23734               12250             20253               13290
   3/06          24699                25180                25161               12653             21205               14122
   4/06          26651                27154                27136               13258             22192               14966
   5/06          25574                26035                26029               12743             20965               14068
   6/06          24620                25054                25037               12742             20455               13630
   7/06          24659                25076                25069               12868             19955               13457
   8/06          25113                25530                25513               13222             20539               13842
   9/06          24480                24864                24858               13242             20483               13784
  10/06          26211                26607                26590               13758             21297               14484
  11/06          27569                27959                27952               14169             22213               15146
  12/06          28518                28899                28889               14613             22870               15719

                                                             SOURCE: LIPPER INC.

AIM International Small Company Fund

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/06, including applicable sales charges

CLASS A SHARES
Inception (8/31/00)   17.99%
   5 Years            31.94
   1 Year             30.61

CLASS B SHARES
Inception (8/31/00)   18.24%
   5 Years            32.39
   1 Year             32.20

CLASS C SHARES
Inception (8/31/00)   18.23%
   5 Years            32.51
   1 Year             36.15

CUMULATIVE TOTAL RETURNS

6 months ended 12/31/06, excluding applicable sales charges

Class A Shares        15.83%
Class B Shares        15.39
Class C Shares        15.40

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase.

     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 30 days of purchase. Exceptions to the redemption fee are listed in the Fund's prospectus.

     The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses.

     Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

AIM International Small Company Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group (the "Board") oversees the management of AIM International Small Company Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2006.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms' length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made a recommendation to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendation to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

     Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of the Lipper International Small/Medium Growth Index. The Board noted that the Fund's performance in such periods was above the performance of such Index. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- Meetings with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through December 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect until December 31, 2006. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory

                                                                     (continued)

AIM International Small Company Fund

Agreement does not include any breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale, although the advisory fee waiver reflects economies of scale.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

Supplement to Annual Report dated 12/31/06

AIM INTERNATIONAL SMALL COMPANY FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

NASDAQ SYMBOL   IEGIX

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/06

Inception      19.14%
   5 Years     33.56
   1 Year      38.73
   6 Months*   16.09

*    Cumulative total return that has not been annualized

INSTITUTIONAL CLASS SHARES' INCEPTION DATE IS OCTOBER 25, 2005. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INSTITUTIONAL CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES) AT NET ASSET VALUE (NAV) AND REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS AUGUST 31, 2000.

     INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES PRIMARILY DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 30 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE THE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                          [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIMINVESTMENTS.COM                  ISC-INS-1           A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006 appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                      HYPOTHETICAL
                                                                    (5% ANNUAL RETURN
                                          ACTUAL                     BEFORE EXPENSES
                                ---------------------------   ---------------------------
                  BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES    ANNUALIZED
SHARE           ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
CLASS              (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)     PERIOD(2)       RATIO
-----           -------------   -------------   -----------   -------------   -----------   ----------
Institutional     $1,000.00       $1,160.90        $6.21        $1,019.46        $5.80         1.14%

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AIMINVESTMENTS.COM                  ISC-INS-1           A I M Distributors, Inc.

AIM International Small Company Fund

SCHEDULE OF INVESTMENTS

December 31, 2006


                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.13%

AUSTRALIA-4.81%

Australian Wealth Management Ltd. (Asset
  Management & Custody Banks)                    3,342,000   $  6,648,200
-------------------------------------------------------------------------
Bradken Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(a)                               1,654,969     10,434,362
-------------------------------------------------------------------------
CSL Ltd. (Biotechnology)(a)                        123,600      6,356,015
-------------------------------------------------------------------------
MFS Ltd. (Other Diversified Financial
  Services)                                        927,585      3,382,928
-------------------------------------------------------------------------
United Group Ltd. (Construction &
  Engineering)(a)                                  605,000      6,637,695
-------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining)(a)      551,700      8,164,375
=========================================================================
                                                               41,623,575
=========================================================================

AUSTRIA-1.44%

Andritz A.G. (Industrial Machinery)                 57,600     12,494,424
=========================================================================

BELGIUM-0.57%

EVS Broadcast Equipment S.A. (Communications
  Equipment)(a)                                     86,160      4,978,289
=========================================================================

BRAZIL-7.89%

All America Latina Logistica
  (Railroads)(a)(b)                                967,700      9,958,885
-------------------------------------------------------------------------
American Banknote S.A. (Commercial
  Printing)(a)                                     629,900      5,013,387
-------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)
  (Acquired 04/26/06; Cost $2,603,647)(a)(c)       325,900      2,593,845
-------------------------------------------------------------------------
Equatorial Energia S.A. (Electric
  Utilities)(a)(d)(e)                              761,900      6,684,353
-------------------------------------------------------------------------
Equatorial Energia S.A. (Electric Utilities)
  (Acquired 03/31/06; Cost
  $2,726,949)(a)(c)(d)                             411,600      3,611,077
-------------------------------------------------------------------------
Gafisa S.A. (Homebuilding)(a)(e)                   664,300      9,887,853
-------------------------------------------------------------------------
Klabin Segall S.A. (Real Estate Management &
  Development) (Acquired 10/06/06; Cost
  $4,810,992)(c)(e)                                693,280      5,810,606
-------------------------------------------------------------------------
Localiza Rent a Car S.A. (Trucking)(a)             221,800      6,642,517
-------------------------------------------------------------------------
OdontoPrev S.A. (Health Care Services)(e)          264,900      4,241,972
-------------------------------------------------------------------------
OdontoPrev S.A. (Health Care Services)
  (Acquired 11/30/06; Cost $1,805,033)(c)(e)       139,600      2,235,483
-------------------------------------------------------------------------
Perdigao S.A. (Packaged Foods & Meats)(a)          597,600      8,260,114
-------------------------------------------------------------------------
Profarma Distribuidora de Produtos
  Farmaceuticos S.A. (Construction &
  Engineering)(e)                                  181,700      2,501,278
-------------------------------------------------------------------------
Profarma Distribuidora de Produtos
  Farmaceuticos S.A. (Pharmaceuticals)
  (Acquired 10/26/06; Cost $700,315)(c)(e)          60,400        831,465
=========================================================================
                                                               68,272,835
=========================================================================

CANADA-15.95%

Aastra Technologies Ltd. (Communications
  Equipment)(e)                                    152,700      4,702,895
-------------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas
  Drilling)                                        161,640      2,308,846
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------

CANADA-(CONTINUED)

Aspreva Pharmaceuticals Corp.
  (Pharmaceuticals)(e)                             182,329   $  3,741,391
-------------------------------------------------------------------------
Aur Resources Inc. (Diversified Metals &
  Mining)                                          364,030      7,576,346
-------------------------------------------------------------------------
Badger Income Fund (Construction &
  Engineering)                                     194,840      2,512,285
-------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Homefurnishing
  Retail)                                          147,564      2,229,316
-------------------------------------------------------------------------
Bonnett's Energy Services Trust (Oil & Gas
  Equipment & Services)(f)                         638,300      8,597,186
-------------------------------------------------------------------------
Canam Group Inc. (Steel)                           291,200      2,313,312
-------------------------------------------------------------------------
Canam Group Inc. (Steel) (Acquired 03/18/05;
  Cost $2,870,694)(c)                              600,000      4,766,439
-------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial &
  Professional Services)(e)                        181,600      4,206,408
-------------------------------------------------------------------------
Groupe Laperriere & Verreault Inc.-Class A
  (Industrial Machinery)(e)                        296,600      7,760,734
-------------------------------------------------------------------------
HudBay Minerals, Inc. (Diversified Metals &
  Mining)(e)                                       355,700      6,664,512
-------------------------------------------------------------------------
Kingsway Financial Services Inc. (Property &
  Casualty Insurance)                              352,000      7,341,072
-------------------------------------------------------------------------
Lundin Mining Corp. (Diversified Metals &
  Mining)(e)                                       241,504      8,908,911
-------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel
  Retail)                                          555,000     10,565,307
-------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)                                 725,500      7,711,530
-------------------------------------------------------------------------
Stoneham Drilling Trust (Oil & Gas
  Drilling)(f)                                     499,000      8,514,657
-------------------------------------------------------------------------
Total Energy Trust Ltd. (Oil & Gas Equipment
  & Services)                                      791,490      8,107,400
-------------------------------------------------------------------------
Transat A.T. Inc.-Class A (Airlines)(f)            341,600      9,374,842
-------------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas Equipment
  & Services)                                      762,480     13,291,806
-------------------------------------------------------------------------
Wajax Income Fund (Industrial Machinery)           230,870      6,783,595
=========================================================================
                                                              137,978,790
=========================================================================

CHINA-2.75%

Baoye Group Co. Ltd.-Class H (Construction &
  Engineering)                                     416,000        695,285
-------------------------------------------------------------------------
Century Sunshine Ecological Technology
  Holdings Ltd. (Fertilizers & Agricultural
  Chemicals)(e)                                 49,175,000      9,104,023
-------------------------------------------------------------------------
Samson Holding Ltd. (Home Furnishings)          11,344,000      6,271,352
-------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
  Equipment)(a)                                 18,206,000      7,733,702
=========================================================================
                                                               23,804,362
=========================================================================

AIM International Small Company Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------

FINLAND-0.75%

Nokian Renkaat Oyj (Tires & Rubber)                318,000   $  6,515,909
=========================================================================

FRANCE-1.03%

Euler Hermes S.A. (Property & Casualty
  Insurance)                                        61,420      8,887,437
=========================================================================

GERMANY-0.69%

Bijou Brigitte Modische Accessories A.G.
  (Apparel, Accessories & Luxury Goods)(a)          30,448      6,007,058
=========================================================================

GREECE-5.31%

Intralot S.A. (Casinos & Gaming)(a)                505,300     17,676,090
-------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                      459,000     10,047,393
-------------------------------------------------------------------------
Mytilineos Holdings S.A. (Diversified Metals
  & Mining)(a)                                     239,000      9,464,081
-------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)(a)                                    161,200      8,771,291
=========================================================================
                                                               45,958,855
=========================================================================

HONG KONG-4.47%

First Pacific Co. Ltd. (Multi-Sector
  Holdings)(a)                                  17,606,000      9,133,186
-------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
  Products)(a)                                   3,378,000      8,365,135
-------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)(a)                                 2,443,000      8,554,544
-------------------------------------------------------------------------
Neo-Neon Holdings Ltd. (Electronic Equipment
  Manufacturers) (Acquired 12/08/06; Cost
  $476,400)(c)(e)                                  531,000        507,236
-------------------------------------------------------------------------
Paliburg Holdings Ltd. (Hotels, Resorts &
  Cruise Lines)(a)                             149,726,000      6,036,984
-------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(a)           68,318,000      6,038,926
-------------------------------------------------------------------------
Regal Real Estate Investment Trust-Rts.
  (Hotels, Resorts & Cruise Lines)(g)(h)(i)        683,180              0
=========================================================================
                                                               38,636,011
=========================================================================

INDONESIA-1.91%

PT Ciputra Surya Tbk (Real Estate Management
  & Development)                                29,905,000      3,258,676
-------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
  Machinery & Heavy Trucks)                      9,960,000      7,253,905
-------------------------------------------------------------------------
Total Bangun Persada (Real Estate Management
  & Development)(e)                             83,000,000      5,998,777
=========================================================================
                                                               16,511,358
=========================================================================

IRELAND-1.66%

FBD Holdings PLC (Multi-Line Insurance)(a)         144,900      7,886,074
-------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)(a)              325,000      6,457,001
=========================================================================
                                                               14,343,075
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


JAPAN-1.58%

Argo Graphics Inc. (IT Consulting & Other
  Services)(a)                                      78,000   $  1,144,975
-------------------------------------------------------------------------
EXEDY Corp. (Auto Parts & Equipment)(a)            221,700      6,843,736
-------------------------------------------------------------------------
Takeuchi Mfg. Co., Ltd. (Construction & Farm
  Machinery & Heavy Trucks)(a)                     122,000      5,662,441
=========================================================================
                                                               13,651,152
=========================================================================

MALAYSIA-2.50%

IGB Corp. Berhad (Real Estate Management &
  Development)                                  15,549,000      7,933,163
-------------------------------------------------------------------------
Lion Diversified Holdings Berhad (Department
  Stores)                                        7,591,000     13,662,940
=========================================================================
                                                               21,596,103
=========================================================================

MEXICO-3.70%

Corporacion Moctezuma, S.A. de C.V.
  (Construction Materials)                         590,700      1,640,378
-------------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
  (Construction Materials) (Acquired
  03/01/06; Cost $3,641,358)(c)                  1,948,400      5,410,719
-------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                            2,399,100      9,380,541
-------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-CPO (Broadcasting &
  Cable TV)                                      7,833,000      5,960,128
-------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(e)                              2,666,400      9,625,993
=========================================================================
                                                               32,017,759
=========================================================================

NETHERLANDS-5.36%

Aalberts Industries N.V. (Industrial
  Machinery)(a)                                    146,621     12,676,996
-------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)                                  393,564      7,621,074
-------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering) (Acquired 12/10/04; Cost
  $564,459)(a)(c)                                   65,000      1,258,677
-------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
  Services)(a)                                     130,800      7,037,988
-------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)(a)                                     408,884     17,771,057
=========================================================================
                                                               46,365,792
=========================================================================

NORWAY-9.72%

Acta Holding A.S.A. (Diversified Capital
  Markets)(a)                                    2,132,200     11,244,236
-------------------------------------------------------------------------
Cermaq A.S.A. (Packaged Foods & Meats)             715,375     10,441,839
-------------------------------------------------------------------------
Pan Fish A.S.A. (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $8,014,658)(a)(c)(e)                          12,190,000     11,140,997
-------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)(e)                      773,400     18,098,437
-------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)                                      1,040,660     14,772,499
-------------------------------------------------------------------------

AIM International Small Company Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------
NORWAY-(CONTINUED)

Sinvest A.S.A. (Oil & Gas Drilling)(a)(e)          298,100   $  6,388,035
-------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(e)                         579,120     11,982,850
=========================================================================
                                                               84,068,893
=========================================================================

PHILIPPINES-1.94%

First Gen Corp. (Independent Power Producers
  & Energy Traders)                              5,047,800      5,819,235
-------------------------------------------------------------------------
Globe Telecom, Inc. (Wireless
  Telecommunication Services)(a)                   215,700      5,432,318
-------------------------------------------------------------------------
Manila Water Co. (Water Utilities)              26,550,000      5,092,226
-------------------------------------------------------------------------
PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders) (Acquired
  12/04/06; Cost $287,238)(c)(e)                 4,405,000        435,916
=========================================================================
                                                               16,779,695
=========================================================================

PORTUGAL-0.39%

Mota-Engil, SGPS, S.A. (Construction &
  Engineering)(a)                                  500,000      3,389,907
=========================================================================

SINGAPORE-0.55%

Gems TV Holdings Ltd. (Apparel, Accessories &
  Luxury Goods)(e)                               3,601,000      3,217,065
-------------------------------------------------------------------------
Gems TV Holdings Ltd. (Apparel, Accessories &
  Luxury Goods) (Acquired 11/03/06; Cost
  $1,187,460)(c)(e)                              1,699,000      1,517,855
=========================================================================
                                                                4,734,920
=========================================================================

SOUTH AFRICA-0.79%

Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(a)                                      684,600      6,827,969
=========================================================================

SOUTH KOREA-6.40%

Cheil Communications Inc. (Advertising)             23,670      5,879,323
-------------------------------------------------------------------------
Daegu Bank (Regional Banks)(a)                     365,300      6,225,928
-------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                            95,270      8,564,451
-------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(a)               48,800      6,255,516
-------------------------------------------------------------------------
Joongang Construction Co., Ltd. (Construction
  & Engineering)(a)                                248,810      4,048,388
-------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged Foods
  & Meats)(a)                                        3,598      4,690,280
-------------------------------------------------------------------------
Qrix Communications Inc. (Broadcasting &
  Cable TV)(a)                                      88,500      6,937,196
-------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd. (Building
  Products)(a)                                     574,678      4,897,251
-------------------------------------------------------------------------
TechnoSemiChem Co., Ltd. (Commodity
  Chemicals)(a)                                    367,455      7,836,859
=========================================================================
                                                               55,335,192
=========================================================================

SWITZERLAND-0.72%

Banque Cantonale Vaudoise (Diversified Banks)       12,918      6,223,115
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


TAIWAN-2.13%

Hung Poo Real Estate Development Corp. (Real
  Estate Management & Development)(a)            3,241,000   $  3,830,752
-------------------------------------------------------------------------
Makalot Industrial Co., Ltd. (Textiles)(a)       3,797,000      8,255,476
-------------------------------------------------------------------------
St. Shine Optical Co., Ltd. (Health Care
  Supplies)(a)                                   1,378,650      6,327,158
=========================================================================
                                                               18,413,386
=========================================================================

THAILAND-1.47%

Bangkok Expressway PCL (Highways &
  Railtracks)(a)                                 7,437,500      5,056,509
-------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(a)                                      4,731,000      7,691,248
=========================================================================
                                                               12,747,757
=========================================================================

UNITED KINGDOM-6.65%

Amlin PLC (Multi-Line Insurance)(a)              1,664,400     10,536,003
-------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                     290,200      4,055,194
-------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (Pharmaceuticals)
  (Acquired 11/01/05; Cost $3,594,014)(c)          700,000      5,007,523
-------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)(a)                        350,400     12,936,074
-------------------------------------------------------------------------
Informa PLC (Publishing)(a)                        782,859      9,124,230
-------------------------------------------------------------------------
Mitie Group PLC (Diversified Commercial &
  Professional Services)(a)                      2,469,500     12,008,282
-------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(e)         79,200      3,824,568
=========================================================================
                                                               57,491,874
=========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $522,317,027)                    805,655,492
=========================================================================

PREFERRED STOCKS-2.75%

BRAZIL-1.95%

Net Servicos de Comunicacao S.A.-Pfd.
  (Broadcasting & Cable TV)(a)(e)                  839,913     10,034,303
-------------------------------------------------------------------------
Duratex S.A.-Pfd. (Building Products)(a)           442,300      6,833,924
=========================================================================
                                                               16,868,227
=========================================================================

GERMANY-0.80%

Fuchs Petrolub A.G.-Pfd. (Commodity
  Chemicals)(a)                                     91,000      6,965,910
=========================================================================
    Total Preferred Stocks (Cost $15,530,059)                  23,834,137
=========================================================================

MONEY MARKET FUNDS-2.45%

Liquid Assets Portfolio-Institutional
  Class(j)                                      10,576,560     10,576,560
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)        10,576,560     10,576,560
=========================================================================
    Total Money Market Funds (Cost
      $21,153,120)                                             21,153,120
=========================================================================
TOTAL INVESTMENTS-98.33% (Cost $559,000,206)                  850,642,749
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.67%                            14,455,861
=========================================================================
NET ASSETS-100.00%                                           $865,098,610
_________________________________________________________________________
=========================================================================

AIM International Small Company Fund

Investment Abbreviations:

ADR   - American Depositary Receipt
CPO   - Certificates of Ordinary Participation
Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $466,996,614, which represented 53.98% of the Fund's Net Assets. See Note 1A.
(b) Each unit represents one common share and four preferred shares.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2006 was $45,127,838, which represented 5.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Each unit represents one ordinary share and two preferred shares.
(e) Non-income producing security.
(f) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of December 31, 2006 was $26,486,685, which represented 3.06% of the Fund's Net Assets. See Note 3.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at December 31, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at December 31, 2006 represented 0.00% of the Fund's Net Assets.
(i) Non-income producing security acquired through a corporate action.
(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Small Company Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:

Investments, at value (cost $508,215,641)      $803,002,944
-----------------------------------------------------------
Investments in affiliates (cost $50,784,565)     47,639,805
===========================================================
Total investments (cost $559,000,206)           850,642,749
===========================================================
Foreign currencies, at value (cost
  $10,459,901)                                   10,496,045
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,423,328
-----------------------------------------------------------
  Fund shares sold                                3,342,792
-----------------------------------------------------------
  Dividends                                       1,801,389
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               27,512
-----------------------------------------------------------
Other assets                                         80,003
===========================================================
    Total assets                                870,813,818
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,434,185
-----------------------------------------------------------
  Fund shares reacquired                          1,285,840
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 48,313
-----------------------------------------------------------
Accrued distribution fees                           311,227
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            5,582
-----------------------------------------------------------
Accrued transfer agent fees                         249,514
-----------------------------------------------------------
Accrued operating expenses                          380,547
===========================================================
    Total liabilities                             5,715,208
===========================================================
Net assets applicable to shares outstanding    $865,098,610
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $552,204,981
-----------------------------------------------------------
Undistributed net investment income               2,090,873
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     19,118,861
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             291,683,895
===========================================================
                                               $865,098,610
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $635,318,063
___________________________________________________________
===========================================================
Class B                                        $ 86,235,514
___________________________________________________________
===========================================================
Class C                                        $124,160,811
___________________________________________________________
===========================================================
Institutional Class                            $ 19,384,222
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          26,326,168
___________________________________________________________
===========================================================
Class B                                           3,690,035
___________________________________________________________
===========================================================
Class C                                           5,314,187
___________________________________________________________
===========================================================
Institutional Class                                 802,926
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      24.13
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $24.13 divided by
    94.50%)                                    $      25.53
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      23.37
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      23.36
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      24.14
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Small Company Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,838,379)    $ 16,441,516
--------------------------------------------------------------------------
Dividends from affiliates (net of foreign withholding taxes
  of $217,361)                                                   2,686,353
--------------------------------------------------------------------------
Interest                                                            22,498
==========================================================================
    Total investment income                                     19,150,367
==========================================================================

EXPENSES:

Advisory fees                                                    7,417,339
--------------------------------------------------------------------------
Administrative services fees                                       209,578
--------------------------------------------------------------------------
Custodian fees                                                   1,103,657
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,427,103
--------------------------------------------------------------------------
  Class B                                                          834,152
--------------------------------------------------------------------------
  Class C                                                        1,173,502
--------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                1,253,518
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 1,092
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           36,818
--------------------------------------------------------------------------
Other                                                              334,244
==========================================================================
    Total expenses                                              13,791,003
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (451,831)
==========================================================================
    Net expenses                                                13,339,172
==========================================================================
Net investment income                                            5,811,195
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (net of tax on the sale of foreign
    investments of $53,005 -- Note 1J)                         132,963,080
--------------------------------------------------------------------------
  Foreign currencies                                               259,543
==========================================================================
                                                               133,222,623
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of estimated tax on foreign
    investments held of $(8,267) -- Note 1J)                   102,055,646
--------------------------------------------------------------------------
  Foreign currencies                                               (27,314)
==========================================================================
                                                               102,028,332
==========================================================================
Net gain from investment securities and foreign currencies     235,250,955
==========================================================================
Net increase in net assets resulting from operations          $241,062,150
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Small Company Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2006 and 2005

                                                                  2006             2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   5,811,195    $  1,062,109
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  133,222,623      37,991,882
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           102,028,332     105,183,305
===========================================================================================
    Net increase in net assets resulting from operations        241,062,150     144,237,296
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (5,297,354)     (1,100,904)
-------------------------------------------------------------------------------------------
  Class B                                                           (43,484)             --
-------------------------------------------------------------------------------------------
  Class C                                                           (62,515)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                              (217,022)         (1,979)
===========================================================================================
    Total distributions from net investment income               (5,620,375)     (1,102,883)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (89,560,807)    (16,860,092)
-------------------------------------------------------------------------------------------
  Class B                                                       (12,573,535)     (2,943,799)
-------------------------------------------------------------------------------------------
  Class C                                                       (18,076,517)     (3,937,571)
-------------------------------------------------------------------------------------------
  Institutional Class                                            (2,563,644)        (26,076)
===========================================================================================
    Total distributions from net realized gains                (122,774,503)    (23,767,538)
===========================================================================================
    Decrease in net assets resulting from distributions        (128,394,878)    (24,870,421)
===========================================================================================
Share transactions-net:
  Class A                                                       102,177,107     108,444,997
-------------------------------------------------------------------------------------------
  Class B                                                        (4,011,685)     13,612,615
-------------------------------------------------------------------------------------------
  Class C                                                         3,549,363      36,376,030
-------------------------------------------------------------------------------------------
  Institutional Class                                            18,627,116         950,433
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                               120,341,901     159,384,075
===========================================================================================
    Net increase in net assets                                  233,009,173     278,750,950
===========================================================================================

NET ASSETS:

  Beginning of year                                             632,089,437     353,338,487
===========================================================================================
  End of year (including undistributed net investment income
    of $2,090,873 and $(602,393), respectively)               $ 865,098,610    $632,089,437
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Small Company Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM International Small Company Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM International Small Company Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
====================================================================
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2006, AIM waived advisory fees of $327,746.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,658.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended December 31, 2006, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2006, ADI advised the Fund that it retained $66,545 in front-end sales commissions from the sale of Class A shares and $7,063, $71,791 and $27,643 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM International Small Company Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 7,770,836      $146,437,301      $(143,631,577)        $   --         $10,576,560     $  727,219      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --        75,320,460        (64,743,900)            --          10,576,560        514,370          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             7,770,836        82,220,666        (89,991,502)            --                  --        213,052          --
===================================================================================================================================
Subtotal          $15,541,672      $303,978,427      $(298,366,979)        $   --         $21,153,120     $1,454,641      $   --
===================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended December 31, 2006

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
ISSUER             12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Bonnett's
  Energy
  Services
  Trust
  (Canada)
  (Cost
  $12,071,842)    $ 3,293,953      $  8,972,103      $          --      $(3,668,870)      $ 8,597,186     $  756,207      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Stoneham
  Drilling
  Trust
  (Canada)
  (Cost
  $11,023,323)             --        11,023,323                 --       (2,508,666)        8,514,657        421,675          --
-----------------------------------------------------------------------------------------------------------------------------------
Transat A.T.
  Inc.-Class A
  (Canada)
  (Cost
  $6,536,280)              --         6,536,280                 --        2,838,562         9,374,842         53,830          --
===================================================================================================================================
  Subtotal        $ 3,293,953      $ 26,531,706      $          --      $(3,338,974)      $26,486,685     $1,231,712      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $18,835,625      $330,510,133      $(298,366,979)     $(3,338,974)      $47,639,805     $2,686,353      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

*    Net of foreign withholding taxes.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended December 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $121,427.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2006, the Fund paid legal fees of $6,372 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the

AIM International Small Company Fund

extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years December 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $ 34,792,818    $ 2,445,092
-----------------------------------------------------------------------------------------
  Long-term capital gain                                        93,602,060     22,425,329
=========================================================================================
    Total distributions                                       $128,394,878    $24,870,421
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  6,886,124
----------------------------------------------------------------------------
Undistributed long-term gain                                      14,758,768
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                       291,337,271
----------------------------------------------------------------------------
Temporary book/tax differences                                       (44,212)
----------------------------------------------------------------------------
Post-October currency loss deferral                                  (44,322)
----------------------------------------------------------------------------
Shares of beneficial interest                                    552,204,981
============================================================================
  Total net assets                                              $865,098,610
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $41,352.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of December 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2006 was $506,883,330 and $521,972,323, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $300,504,563
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (9,208,644)
==============================================================================
Net unrealized appreciation of investment securities             $291,295,919
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $559,346,830.

AIM International Small Company Fund

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, passive foreign investment companies and foreign capital gain tax, on December 31, 2006, undistributed net investment income was increased by $2,502,446 and undistributed net realized gain was decreased by $2,502,446. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    As of March 14, 2005, the Fund's shares are offered on a limited basis.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                                                     DECEMBER 31,
                                                              ----------------------------------------------------------
                                                                        2006(a)                         2005
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      8,559,613    $ 208,963,602    12,734,728    $ 223,813,862
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        543,420       12,911,084     1,431,141       24,129,493
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,046,424       24,956,886     3,092,473       52,315,760
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         653,962       16,208,677        46,064          923,638
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      3,511,862       83,547,180       760,981       15,354,062
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        512,479       11,812,639       139,800        2,745,691
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        723,391       16,666,945       187,018        3,671,151
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         116,835        2,780,666         1,389           28,054
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        174,636        4,328,444       167,278        3,006,246
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (180,293)      (4,328,444)     (171,587)      (3,006,246)
========================================================================================================================
Reacquired:(c)
  Class A                                                     (7,933,240)    (194,662,119)   (7,583,280)    (133,729,173)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,026,369)     (24,406,964)     (590,477)     (10,256,323)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,612,948)     (38,074,468)   (1,147,180)     (19,610,881)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (15,262)        (362,227)          (62)          (1,259)
========================================================================================================================
                                                               5,074,510    $ 120,341,901     9,068,286    $ 159,384,075
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on October 25, 2005.
(c) Amount is net of redemption fees of $32,386, $4,565, $6,502 and $638 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended December 31, 2006 and $12,551, $2,096, $2,574 and $2 for Class A, Class B, Class C and Institutional Class shares respectively, for the year ended December 31, 2005.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending December 31, 2007.

AIM International Small Company Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                2006           2005        2004          2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  20.52       $  16.17    $  12.08       $  6.91       $ 7.10
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.23(a)        0.07       (0.03)(a)     (0.04)(a)    (0.06)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   7.54           5.12        4.34          5.24        (0.13)
============================================================================================================================
    Total from investment operations                              7.77           5.19        4.31          5.20        (0.19)
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.23)         (0.05)      (0.00)        (0.03)          --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (3.93)         (0.79)      (0.22)           --           --
============================================================================================================================
    Total distributions                                          (4.16)         (0.84)      (0.22)        (0.03)          --
============================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00        0.00          0.00           --
============================================================================================================================
Net asset value, end of period                                $  24.13       $  20.52    $  16.17       $ 12.08       $ 6.91
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  38.18%         32.21%      35.83%        75.10%       (2.68)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $635,318       $451,630    $257,579       $87,269       $9,703
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.54%(c)       1.61%       1.83%         2.00%        2.01%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.58%(c)       1.64%       1.85%         2.35%        3.03%
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.93%(c)       0.42%      (0.19)%       (0.46)%      (0.85)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             69%            60%         87%           93%         118%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $570,841,233.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                               2006          2005       2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 19.95       $ 15.81    $ 11.89       $  6.84       $ 7.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.04(a)      (0.05)     (0.11)(a)     (0.10)(a)    (0.11)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  7.32          4.98       4.25          5.15        (0.12)
=========================================================================================================================
    Total from investment operations                             7.36          4.93       4.14          5.05        (0.23)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.01)           --         --            --           --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.93)        (0.79)     (0.22)           --           --
=========================================================================================================================
    Total distributions                                         (3.94)        (0.79)     (0.22)           --           --
=========================================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00       0.00          0.00           --
=========================================================================================================================
Net asset value, end of period                                $ 23.37       $ 19.95    $ 15.81       $ 11.89       $ 6.84
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                 37.20%        31.28%     34.94%        73.83%       (3.25)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $86,236       $76,626    $47,942       $16.543       $3,918
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.29%(c)      2.35%      2.48%         2.65%        2.66%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.33%(c)      2.38%      2.50%         3.00%        3.68%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      0.18%(c)     (0.32)%    (0.84)%       (1.11)%      (1.50)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            69%           60%        87%           93%         118%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $83,415,170.

AIM International Small Company Fund

                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                2006           2005       2004          2003         2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  19.94       $  15.81    $ 11.89       $ 6.83       $ 7.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)       (0.05)     (0.11)(a)    (0.10)(a)    (0.11)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   7.32           4.97       4.25         5.16        (0.13)
==========================================================================================================================
    Total from investment operations                              7.36           4.92       4.14         5.06        (0.24)
==========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.01)            --         --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (3.93)         (0.79)     (0.22)          --           --
==========================================================================================================================
    Total distributions                                          (3.94)         (0.79)     (0.22)          --           --
==========================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00       0.00         0.00           --
==========================================================================================================================
Net asset value, end of period                                $  23.36       $  19.94    $ 15.81       $11.89       $ 6.83
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  37.21%         31.22%     34.94%       74.09%       (3.39)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $124,161       $102,861    $47,818       $9,208       $2,849
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.29%(c)       2.35%      2.48%        2.65%        2.66%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.33%(c)       2.38%      2.50%        3.00%        3.68%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.18%(c)      (0.32)%    (0.84)%      (1.11)%      (1.50)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                             69%            60%        87%          93%         118%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $117,350,163.

                                                                         INSTITUTIONAL CLASS
                                                              -----------------------------------------
                                                                                      OCTOBER 25, 2005
                                                                                      (DATE OPERATIONS
                                                                 YEAR ENDED             COMMENCED) TO
                                                              DECEMBER 31, 2006       DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 20.52                 $18.73
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.33(a)                0.03
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              7.55                   2.61
=======================================================================================================
    Total from investment operations                                  7.88                   2.64
=======================================================================================================
Less distributions:
  Dividends from net investment income                               (0.33)                 (0.06)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              (3.93)                 (0.79)
=======================================================================================================
    Total distributions                                              (4.26)                 (0.85)
=======================================================================================================
Redemption fees added to shares of beneficial interest                0.00                   0.00
=======================================================================================================
Net asset value, end of period                                     $ 24.14                 $20.52
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                      38.73%                 14.19%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $19,384                 $  972
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.14%(c)               1.18%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.18%(c)               1.21%(d)
=======================================================================================================
Ratio of net investment income to average net assets                  1.33%(c)               0.85%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                              69%                    60%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $9,165,948.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Small Company Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM International Small Company Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Funds Group and Shareholders of AIM International Small Company Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM International Small Company Fund (one of the funds constituting AIM Funds Group hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

February 20, 2007
Houston, Texas

AIM International Small Company Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

      The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

      The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2006:

       FEDERAL AND STATE INCOME TAX

          Long-Term Capital Gain Dividends      $93,602,060
          Qualified Dividend Income*                  40.00%

           * The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

    For the fiscal year ended 12/31/06, the amount of income received by the Fund from sources within foreign countries and possessions of the United States was $0.6319 per share (representing a total of $19,728,657). Of the foreign source income, $0.6319 per share is considered qualified dividend income. Foreign source income with the required adjustments for qualified dividends is $0.2717 per share. The amount of taxes paid by the Fund to such countries for the fiscal year end 12/31/06 was $0.0574 per share (representing a total of $1,792,327). The following table provides a breakdown by country of ordinary income received and foreign taxes paid by the Fund during the fiscal year ended 12/31/06. The per share amount is based on shareholders of record on December 14, 2006.

                                                      FOREIGN SOURCE                        FOREIGN QUALIFIED   ADJUSTED FOREIGN
COUNTRY                                                  INCOME %      FOREIGN TAX PAID %      DIVIDEND %       SOURCE INCOME %
--------------------------------------------------------------------------------------------------------------------------------
Australia                                                   5.04%              0.00%               5.04%               5.26%
--------------------------------------------------------------------------------------------------------------------------------
Austria                                                     1.13%              1.62%               1.13%               1.18%
--------------------------------------------------------------------------------------------------------------------------------
Belgium                                                     1.08%              1.55%               1.08%               1.12%
--------------------------------------------------------------------------------------------------------------------------------
Brazil                                                      3.37%              3.86%               3.37%               3.51%
--------------------------------------------------------------------------------------------------------------------------------
Canada                                                     26.66%             37.90%              26.63%              27.75%
--------------------------------------------------------------------------------------------------------------------------------
China                                                       2.35%              0.00%               2.35%               2.44%
--------------------------------------------------------------------------------------------------------------------------------
France                                                      3.43%              4.92%               3.43%               3.57%
--------------------------------------------------------------------------------------------------------------------------------
Germany                                                     2.36%              3.39%               2.36%               2.46%
--------------------------------------------------------------------------------------------------------------------------------
Greece                                                      3.23%              0.00%               3.23%               3.36%
--------------------------------------------------------------------------------------------------------------------------------
Hong Kong                                                   4.97%              0.00%               4.97%               5.18%
--------------------------------------------------------------------------------------------------------------------------------
India                                                       0.07%              0.00%               0.07%               0.07%
--------------------------------------------------------------------------------------------------------------------------------
Indonesia                                                   1.45%              2.08%               1.45%               1.51%
--------------------------------------------------------------------------------------------------------------------------------
Ireland                                                     2.08%              0.00%               2.08%               2.17%
--------------------------------------------------------------------------------------------------------------------------------
Japan                                                       0.71%              0.51%               0.71%               0.74%
--------------------------------------------------------------------------------------------------------------------------------
Malaysia                                                    0.80%              0.00%               0.80%               0.83%
--------------------------------------------------------------------------------------------------------------------------------
Mexico                                                      4.60%              0.00%               4.60%               4.79%
--------------------------------------------------------------------------------------------------------------------------------
The Netherlands                                            14.42%             20.74%              14.45%              15.03%
--------------------------------------------------------------------------------------------------------------------------------
Norway                                                      5.02%              7.21%               5.02%               5.23%
--------------------------------------------------------------------------------------------------------------------------------
The Philippines                                             0.36%              0.80%               0.36%               0.38%
--------------------------------------------------------------------------------------------------------------------------------
Portugal                                                    0.36%              0.52%               0.36%               0.38%
--------------------------------------------------------------------------------------------------------------------------------
Singapore                                                   0.67%              0.00%               0.67%               0.70%
--------------------------------------------------------------------------------------------------------------------------------
South Africa                                                1.22%              0.00%               1.22%               1.27%
--------------------------------------------------------------------------------------------------------------------------------
South Korea                                                 3.81%              5.94%               3.81%               3.97%
--------------------------------------------------------------------------------------------------------------------------------
Switzerland                                                 0.22%              0.31%               0.22%               0.23%
--------------------------------------------------------------------------------------------------------------------------------
Taiwan                                                      4.00%              7.34%               4.00%               1.36%
--------------------------------------------------------------------------------------------------------------------------------
Thailand                                                    1.31%              1.31%               1.31%               0.00%
--------------------------------------------------------------------------------------------------------------------------------
United Kingdom                                              5.28%              0.00%               5.28%               5.51%
================================================================================================================================
TOTAL                                                     100.00%            100.00%             100.00%             100.00%
________________________________________________________________________________________________________________________________
================================================================================================================================

           NON-RESIDENT ALIEN SHAREHOLDERS

           Qualified Short-Term Gains           $29,172,443
           Qualified Interest Income**                 2.45%

           ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 were 99.86%, 99.55%, 99.76%, and 99.91%, respectively.

AIM International Small Company Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Funds Group (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 110 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007        Director, Chief Executive Officer and     None
  Trustee                                     President, AMVESCAP PLC (parent of AIM
                                              and a global investment management
                                              firm); Chairman, A I M Advisors, Inc.
                                              (registered investment advisor); and
                                              Director, Chairman, Chief Executive
                                              Officer and President, AVZ Inc. (holding
                                              company); INVESCO North American
                                              Holdings, Inc. (holding company);
                                              Chairman and President, AMVESCAP Group
                                              Services, Inc. (service provider);
                                              Trustee, The AIM Family of Funds(R);
                                              Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: President, Co-Chief Executive
                                              Officer, Co-President, Chief Operating
                                              Officer and Chief Financial Officer,
                                              Franklin Resources, Inc. (global
                                              investment management organization)
--------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1992        Director and Chairman, A I M Management   None
  Trustee and Vice Chair                      Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC; Chairman, AMVESCAP
                                              PLC -- AIM Division (parent of AIM and a
                                              global investment management firm) and
                                              Trustee and Vice Chair of The AIM Family
                                              of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management
                                              Company (registered broker dealer);
                                              Chief Executive Officer, AMVESCAP
                                              PLC -- Managed Products; and President
                                              and Principal Executive Officer of The
                                              AIM Family of Funds--Registered
                                              Trademark--
--------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006        Director, Chief Executive Officer and     None
  Trustee, President and                      President, A I M Management Group Inc.,
  Principal                                   AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                           broker dealer), AIM Funds Management
                                              Inc. (registered investment advisor) and
                                              1371 Preferred Inc. (holding company);
                                              Director and President, A I M Advisors,
                                              Inc., INVESCO Funds Group, Inc.
                                              (registered investment advisor and
                                              register transfer agent) and AIM GP
                                              Canada Inc. (general partner for a
                                              limited partnership); Director, A I M
                                              Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and
                                              Chairman, AIM Investment Services, Inc.,
                                              Fund Management Company and INVESCO
                                              Distributors, Inc. (registered broker
                                              dealer); Director, President and
                                              Chairman, AVZ Callco Inc. (holding
                                              company); AMVESCAP Inc. (holding
                                              company) and AIM Canada Holdings Inc.
                                              (holding company); Director and Chief
                                              Executive Officer, AIM Trimark Corporate
                                              Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund
                                              company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company);
                                              Trustee, President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); and Manager,
                                              Powershares Capital Management LLC

                                              Formerly: President and Principal
                                              Executive Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice
                                              President and Chief Operations Officer,
                                              AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director,
                                              Trimark Trust (federally regulated
                                              Canadian Trust Company)
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993        Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                           (technology consulting company)           and Captaris, Inc. (unified
                                                                                        messaging provider)
--------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001        Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                               investment company
                                              Formerly: Partner, law firm of Baker &    (2 portfolios))
                                              McKenzie
--------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003        Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                     (investment banking firm); and Director,
                                              Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
--------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000        Director of a number of public and        None
  Trustee                                     private business corporations, including
                                              the Boss Group Ltd. (private investment
                                              and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment
                                              company (3 portfolios)); Annuity and
                                              Life Re (Holdings), Ltd. (insurance
                                              company); CompuDyne Corporation
                                              (provider of products and services to
                                              the public security market); and
                                              Homeowners of America Holding
                                              Corporation (property casualty company)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North
                                              America, Inc.; Senior Vice President, AB
                                              Volvo; and Director of various
                                              affiliated Volvo companies; and
                                              Director, Magellan Insurance Company
--------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997        Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                     Century Group, Inc. (government affairs   Education Fund
                                              company); and Owner, Dos Angelos Ranch,   (non-profit)
                                              L.P.
                                              Formerly: Chief Executive Officer,
                                              Texana Timber LP (sustainable forestry
                                              company)

--------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993        Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
  Trustee                                     Naftalis and Frankel LLP                  investment company
                                                                                        (3 portfolios))
--------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998        Formerly: Chief Executive Officer, YWCA   None
  Trustee                                     of the USA
--------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1992        Partner, law firm of Pennock & Cooper     None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005        Retired                                   Director, Mainstay VP Series
  Trustee                                     Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM International Small Company Fund

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005        Senior Vice President and Senior Officer  N/A
  Senior Vice President and                   of The AIM Family of Funds--Registered
  Senior Officer                              Trademark--
                                              Formerly: Director of Compliance and
                                              Assistant General Counsel, ICON
                                              Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and
                                              Director of Compliance, ALPS Mutual
                                              Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006        Director, Senior Vice President,          N/A
  Senior Vice President, Chief                Secretary and General Counsel, A I M
  Legal Officer and Secretary                 Management Group Inc. and A I M
                                              Advisors, Inc.; Director, Vice President
                                              and Secretary, INVESCO Distributors,
                                              Inc.; Vice President and Secretary,
                                              A I M Capital Management, Inc., AIM
                                              Investment Services, Inc., and Fund
                                              Management Company; Senior Vice
                                              President and Secretary, A I M
                                              Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.;
                                              Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family
                                              of Funds--Registered Trademark--; and
                                              Manager, Powershares Capital Management
                                              LLC

                                              Formerly: Chief Operating Officer,
                                              Senior Vice President, General Counsel,
                                              and Secretary, Liberty Ridge Capital,
                                              Inc. (an investment adviser); Vice
                                              President and Secretary, PBHG Funds (an
                                              investment company); Vice President and
                                              Secretary, PBHG Insurance Series Fund
                                              (an investment company); General Counsel
                                              and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief
                                              Operating Officer, General Counsel and
                                              Secretary, Old Mutual Investment
                                              Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund
                                              Services (an administrator); General
                                              Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder
                                              servicing center); Executive Vice
                                              President, General Counsel and
                                              Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds
                                              (an investment company)
--------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004        Global Compliance Director, AMVESCAP      N/A
  Vice President                              PLC; and Vice President of The AIM
                                              Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, A I M
                                              Management Group Inc. (financial
                                              services holding company); Senior Vice
                                              President and Chief Compliance Officer,
                                              A I M Advisors, Inc. and The AIM Family
                                              of Funds--Registered Trademark--; Vice
                                              President and Chief Compliance Officer,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Vice President, AIM
                                              Investment Services, Inc. and Fund
                                              Management Company; Senior Vice
                                              President and Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; and Senior Vice President
                                              and Compliance Director, Delaware
                                              Investments Family of Funds
--------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003        Senior Vice President and General
  Vice President                              Counsel, AMVESCAP PLC; Director, INVESCO
                                              Funds Group, Inc.; and Vice President of
                                              The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Vice President and    N/A
                                              General Counsel, Fund Management
                                              Company; Director, Senior Vice
                                              President, Secretary and General
                                              Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Director and Vice
                                              President, INVESCO Distributors, Inc.;
                                              Senior Vice President, A I M
                                              Distributors, Inc.; Vice President,
                                              A I M Capital Management, Inc. and AIM
                                              Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and
                                              Secretary of The AIM Family of
                                              Funds--Registered Trademark--; Chief
                                              Executive Officer and President, INVESCO
                                              Funds Group, Inc.; and Senior Vice
                                              President, and General Counsel, Liberty
                                              Financial Companies, Inc. and Senior
                                              Vice President and General Counsel
                                              Liberty Funds Group, LLC
--------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004        Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                   Advisors, Inc.; and Vice President,
  Financial Officer and                       Treasurer and Principal Officer of The
  Treasurer                                   AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Senior Vice President, AIM
                                              Investment Services, Inc.; and Vice
                                              President, A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992        Director of Cash Management, Managing     N/A
  Vice President                              Director and Chief Cash Management
                                              Officer, A I M Capital Management, Inc;
                                              Director and President, Fund Management
                                              Company; and Vice President, A I M
                                              Advisors, Inc. and The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); and
                                              President and Principal Executive
                                              Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust Only)
                                              Formerly: Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005        Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                       Officer, A I M Advisors, Inc., A I M
  Compliance Officer                          Capital Management, Inc., A I M
                                              Distributors, Inc., AIM Investment
                                              Services, Inc., AIM Private Asset
                                              Management, Inc., Fund Management
                                              Company and The AIM Family of
                                              Funds--Registered Trademark--
                                              Formerly: Manager of the Fraud
                                              Prevention Department, AIM Investment
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006        Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                    Group Inc.; Senior Vice President and
                                              Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief
                                              Compliance Officer, A I M Capital
                                              Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc. and Fund Management
                                              Company

                                              Formerly: Global Head of Product
                                              Development, AIG-Global Investment
                                              Group, Inc.; Chief Compliance Officer
                                              and Deputy General Counsel,
                                              AIG-SunAmerica Asset Management; and
                                              Chief Compliance Officer, Chief
                                              Operating Officer and Deputy General
                                              Counsel, American General Investment
                                              Management
--------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

         [EDELIVERY GO PAPERLESS AIMINVESTMENTS.COM/EDELIVERY GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:

-    save your Fund the cost of printing and postage.

-    reduce the amount of paper you receive.

-    gain access to your documents faster by not waiting for the mail.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

If used after April 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment Services, Inc. is the transfer agent for the products and services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $463 billion in assets under management as of December 31, 2006.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com               ISC-AR-1               A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

Mutual   Exchange-   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Traded      Products                 Savings   Managed      Products   Management
         Funds                                Plans     Accounts

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                    AIM MID CAP BASIC VALUE FUND

                               Annual Report to Shareholders - December 31, 2006

                              [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Mid-Cap Value

Table of Contents

Supplemental Information ................................................      2
Letters to Shareholders .................................................      3
Performance Summary .....................................................      5
Management Discussion ...................................................      5
Fund Expenses ...........................................................      7
Long-term Fund Performance ..............................................      8
Approval of Advisory Agreement ..........................................     10
Schedule of Investments .................................................    F-1
Financial Statements ....................................................    F-3
Notes to Financial Statements ...........................................    F-6
Financial Highlights ....................................................   F-13
Auditor's Report ........................................................   F-17
Tax Disclosures .........................................................   F-18
Trustees and Officers ...................................................   F-19

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/      [SECTOR
 EQUITY]     GLOBAL EQUITY]      EQUITY]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

  [FIXED      [ALLOCATION     [DIVERSIFIED
 INCOME]       SOLUTIONS]      PORTFOLIOS]

                             [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -

AIM Mid Cap Basic Value Fund

AIM MID CAP BASIC VALUE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

- Unless otherwise stated, information presented in this report is as of December 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

- Class R shares are available only to certain retirement plans. Please see the prospectus for more information.

PRINCIPAL RISKS OF INVESTING IN THE FUND

- Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

- Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

- Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- The value of convertible securities in which the Fund invests may be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.

- Debt securities are particularly vulnerable to credit risk and interest rate fluctuations.

- Because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

ABOUT INDEXES USED IN THIS REPORT

- The unmanaged LIPPER MID-CAP VALUE FUNDS INDEX represents an average of the performance of the 30 largest mid-capitalization value funds tracked by Lipper Inc., an independent mutual fund performance monitor.

- The unmanaged RUSSELL MIDCAP --REGISTERED TRADEMARK-- VALUE INDEX is a subset of the RUSSELL MIDCAP --REGISTERED TRADEMARK-- INDEX, which represents the performance of the stocks of domestic mid-capitalization companies; the Value subset measures the performance of Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The Russell Midcap Value Index and the Russell Midcap Index are trademarks/service marks of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

- The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

- The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

- Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

- The Chartered Financial Analyst --REGISTERED TRADEMARK-- (CFA --REGISTERED TRADEMARK--) designation is a globally recognized standard for measuring the competence and integrity of investment professionals.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

Continued on page 9

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

Fund NASDAQ Symbols

Class A Shares   MDCAX
Class B Shares   MDCBX
Class C Shares   MDCVX
Class R Shares   MDCRX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Mid Cap Basic Value Fund

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the year ended December 31, 2006, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

     In the United States and around the globe, most major stock market indexes rose in 2006. U.S. stocks benefited from continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve, among other factors. Global markets also enjoyed a good year, while all major fixed-income indexes produced positive annual returns.

     As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

     To provide you even more investment options, we recently launched AIM Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

     At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

     I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

Our commitment to you

While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

     All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

Sincerely,


/S/ PHILIP TAYLOR
-------------------------------------
Philip Taylor
President - AIM Funds
CEO, AIM Investments

February 9, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Mid Cap Basic Value Fund

[CROCKETT PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

     In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

     On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are underway. I'll report more on these steps once they're completed.

     Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

     While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

     Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

     I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,


/S/ BRUCE L. CROCKETT
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

February 9, 2007

(1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

(2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM Mid Cap Basic Value Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the year ended December 31, 2006, all share classes of AIM Mid Cap Basic Value Fund, excluding applicable sales charges, underperformed the S&P 500 Index, the Russell Midcap Value Index and the Lipper Mid-Cap Value Funds Index.

     We attribute the Fund's underperformance versus its broad market and style-specific indexes to below-market returns from selected investments in the energy, consumer discretionary and materials sectors. The absence of utilities stocks and real estate investment trusts (REITs) also detracted from the Fund's performance versus its style specific index. We did not believe REITs or utilities stocks, with valuations above their historic levels, represented attractive values. Top contributors to Fund performance were selected investments in the consumer discretionary, financials and health care sectors.

     Your Fund's long-term performance appears on pages 8-9.

FUND VS. INDEXES

Total returns, 12/31/05-12/31/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                         8.47%
Class B Shares                                         7.63
Class C Shares                                         7.70
Class R Shares                                         8.22
S&P 500 Index (Broad Market Index)                    15.78
Russell Midcap Value Index (Style-Specific Index)     20.22
Lipper Mid-Cap Value Funds Index (Peer Group Index)   15.66

Source: Lipper Inc.

HOW WE INVEST

As a reminder, we modified the responsibilities of the managers during the year, but there were no changes in the investment process the Fund follows. Canon Coleman was promoted to lead manager of the Fund and Michael Chapman was added as a manager. Bret Stanley and Michael Simon continue as managers of the Fund. We expect this team structure to enhance the research capacity of the team.

     We seek to create wealth by maintaining a long-term investment horizon and investing in companies that are selling at a significant discount to their estimated intrinsic value--a value that is based on the estimated future cash flows generated by the business. The Fund's philosophy is based on two elements that we believe have extensive empirical evidence:

- Companies have a measurable estimated intrinsic value. Importantly, this estimated fair value is independent of the company's stock price.

- Market prices are more volatile than business values, partly because investors regularly overreact to negative news.

     Since our application of this strategy is highly disciplined and relatively unique, it is important to understand the benefits and limitations of our process. First, the investment strategy is intended to preserve your capital while growing it at above-market rates over the long term. Second, our investments have little in common with popular benchmark indexes and most of our peers. And third, the Fund's short-term relative performance will naturally be different than the market and peers and have little information value since we don't own many of the same stocks.

MARKET CONDITIONS AND YOUR FUND

Equity markets posted healthy gains during the year as favorable economic data and solid corporate profits overshadowed housing market concerns and investor uncertainty regarding interest rates and oil prices.

     Interpublic Group was the Fund's largest performance contributor during 2006. The stock of this worldwide advertising and commu-
                                                                     (continued)

                              PORTFOLIO COMPOSITION

By sector
Financials                           20.6%
Consumer Discretionary               17.6
Information Technology               17.2
Health Care                          15.3
Industrials                          12.9
Materials                             7.6
Consumer Staples                      6.6
Money Market Funds
Plus Other Assets Less Liabilities    2.2

                              TOP FIVE INDUSTRIES*

1. Data Processing
   & Outsourced Services                         6.5%
2. Construction & Engineering                    6.0
3. Apparel Retail                                5.1
4. Managed Health Care                           5.0
5. Advertising                                   4.7
Total Net Assets                     $236.54 million
Total Number of Holdings*                         45

                             TOP 10 EQUITY HOLDINGS*

 1. Interpublic Group of Cos.,
    Inc. (The)                       4.7%
 2. Molson Coors Brewing Co.
    -Class B                         3.7
 3. Chicago Bridge & Iron Co.
    N.V.-New York Shares             3.4
 4. UnitedHealth Group Inc.          3.3
 5. DST Systems, Inc.                3.3
 6. CA Inc.                          3.0
 7. Waters Corp.                     3.0
 8. Cadbury Schweppes PLC-ADR
    (United Kingdom)                 2.9
 9. MacDermid, Inc.                  2.9
10. Cemex S.A. de C.V.-ADR
    (Mexico)                         2.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

AIM Mid Cap Basic Value Fund

nications corporation rose 27% as further evidence of the company's turnaround became apparent. Investor sentiment turned more positive following improved margins from previously announced cost reductions, stable organic growth and recent high-profile client wins.

     The Fund's investments in Waddell & Reed Financial and Waters Corporation also made significant contributions to performance during the year. Under new leadership, investment advisor Waddell & Reed began to make substantive progress toward improving sales and operating margins. Solid investment performance during 2006 was also a positive.

     The Fund's largest detractors from performance were Massey Energy, Smurfit-Stone Container and OSI Restaurants. Investors' concern over weaker-than-expected coal production led to a decline in Massey Energy's stock price. We sold our holdings in Massey Energy and OSI Restaurants before the end of the year.

     Smurfit-Stone's stock fell 25% in 2006 as a rise in input costs reduced profits and investors became concerned about the potential impact of a slowing U.S. economy. Despite these near-term issues, we believe the company's renewed focus on profitability and return on capital, combined with the company's strategic restructuring actions, present an attractive long-term outlook.

     We believe the single most important indicator of the way AIM Mid Cap Basic Value Fund is positioned for potential success is not our historical investment results or popular statistical measures, but the portfolio's estimated intrinsic value--the aggregate business value of the portfolio based on our estimate of intrinsic value for each individual holding.

     At the close of the year, and in our opinion, the difference between the market price and the estimated intrinsic value of the portfolio was about average by the Fund's historical standards, and we believed this value content was greater than what was available in the broad market. While there is no assurance that market value will ever reflect our estimate of the portfolio's intrinsic value, we believe this provides the best indication that your Fund is positioned to potentially achieve its objective of long-term growth of capital.

CONTEXT FOR RESULTS

As managers, we know a long-term investment horizon and attractive potential upside to our estimate of portfolio intrinsic value are critical to creating wealth. But we understand maintaining a long-term investment horizon is a challenge. So when shareholders consider our short-term results, we encourage them to review our long-term results on pages 8-9 and be mindful of a few key points.

     We are long-term investors who provide a portfolio that, in our opinion, is distinct from market indexes and most of our peers. Several studies have shown short-term results have little information value and the frequent trading of stocks or mutual funds is a costly exercise--reducing actual returns by several percentage points per year as shareholders unknowingly exchange tomorrow's winner for tomorrow's loser. In addition, a recent Yale University study reveals half of all mutual funds charge an active management fee for essentially a closet-index portfolio. While this may create smooth and innocuous short-term relative performance, it typically leads to long-term underperformance.

     Considering these factors, your Fund is doing something different and old fashioned--investing for the long term and following a common-sense approach that has produced a portfolio that is different from common stock market indexes and more attractively valued, in our opinion.

IN CLOSING

We remain optimistic about AIM Mid Cap Basic Value Fund's portfolio. As always, we are continually searching for opportunities to increase the portfolio's estimated intrinsic value. We thank you for your investment and for sharing our long-term horizon.

The views and opinions expressed in management's discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

     See important Fund and index disclosures on the inside front cover.

[COLEMAN PHOTO]

R. Canon Coleman II

Chartered Financial Analyst, portfolio manager, is lead manager of AIM Mid Cap Basic Value Fund. He began his investment career in 1999 and joined AIM in 2000. Mr. Coleman earned a B.S. and an M.S. in accounting from the University of Florida. He also earned an M.B.A. from the Wharton School at the University of Pennsylvania.

[CHAPMAN PHOTO]

Michael Chapman

Chartered Financial Analyst, portfolio manager, is manager of AIM Mid Cap Basic Value Fund. He began his investment career in 1995 and joined AIM in 2001. Mr. Chapman earned a B.S. in petroleum engineering and a M.A. in energy and mineral resources from The University of Texas.

[SIMON PHOTO]

Michael J. Simon

Chartered Financial Analyst, senior portfolio manager, is manager of AIM Mid Cap Basic Value Fund. He began his investment career in 1989 and joined AIM in 2001. Mr. Simon earned a B.B.A. in finance from Texas Christian University and an M.B.A. from the University of Chicago.

[STANLEY PHOTO]

Bret W. Stanley

Chartered Financial Analyst, senior portfolio manager, is manager of AIM Mid Cap Basic Value Fund. He began his investment career in 1988 and joined AIM in 1998. Mr. Stanley earned a B.B.A. in finance from The University of Texas at Austin and an M.S. in finance from the University of Houston.

Assisted by the Basic Value Team

For a presentation of your Fund's long-term performance, please see pages 8-9.

AIM Mid Cap Basic Value Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                    HYPOTHETICAL
                           ACTUAL                         (5% annual return before expenses)
        --------------------------------------------   ----------------------------------------
          Beginning         Ending         Expenses        Ending        Expenses    Annualized
Share   Account Value   Account Value    Paid During   Account Value   Paid During     Expense
Class      (7/1/06)      (12/31/06)(1)    Period(2)      (12/31/06)     Period(2)       Ratio
-----   -------------   --------------   -----------   -------------   -----------   ----------
A         $1,000.00        $1,114.70        $ 8.21       $1,017.44        $ 7.83        1.54%
B          1,000.00         1,110.10         12.18        1,013.66         11.62        2.29
C          1,000.00         1,110.90         12.18        1,013.66         11.62        2.29
R          1,000.00         1,113.80          9.54        1,016.18          9.10        1.79

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIM Mid Cap Basic Value Fund

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

     This chart, which is a logarithmic chart, presents the fluctuations in the value of the Fund and its indexes. We believe that a logarithmic chart is more effective than other types of charts in illustrating changes in value during the early years shown in the chart. The vertical axis, the one that indicates the dollar value of an investment, is constructed with each segment representing a percent change in the value of the investment. In this chart, each segment represents a doubling, or 100% change, in the value of the investment. In other words, the space between $5,000 and $10,000 is the same size as the space between $10,000 and $20,000, and so on.

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 12/31/01

                 AIM                AIM              AIM
            Mid Cap Basic     Mid Cap Basic     Mid Cap Basic                                              Lipper
              Value Fund        Value Fund        Value Fund                           Russell             Mid-Cap
  Date     -Class A Shares   -Class B Shares   -Class C Shares   S&P 500 Index   Midcap Value Index   Value Funds Index
  ----     ---------------   ---------------   ---------------   -------------   ------------------   -----------------
12/31/01        $9450             $10000            $10000           $10000            $10000               $10000
    1/02         9431               9980              9970             9854             10101                 9959
    2/02         9507              10050             10040             9664             10265                 9995
    3/02        10357              10949             10939            10028             10790                10623
    4/02        10121              10700             10690             9420             10783                10594
    5/02         9999              10560             10550             9351             10766                10439
    6/02         9101               9600              9600             8685             10286                 9701
    7/02         8099               8540              8541             8008              9279                 8750
    8/02         8137               8570              8570             8061              9387                 8774
    9/02         7211               7589              7590             7185              8439                 8007
   10/02         7494               7889              7890             7817              8707                 8278
   11/02         8279               8709              8700             8277              9255                 8946
   12/02         7778               8179              8180             7791              9036                 8534
    1/03         7637               8019              8019             7587              8785                 8327
    2/03         7410               7779              7780             7473              8640                 8141
    3/03         7410               7779              7780             7545              8669                 8174
    4/03         7968               8360              8350             8167              9328                 8801
    5/03         8847               9279              9270             8597             10149                 9593
    6/03         8931               9359              9360             8706             10220                 9741
    7/03         9480               9929              9930             8860             10538                10048
    8/03         9820              10278             10280             9032             10912                10498
    9/03         9499               9938              9930             8937             10827                10343
   10/03        10066              10528             10520             9442             11622                11060
   11/03        10208              10669             10660             9525             11959                11405
   12/03        10661              11139             11130            10024             12475                11870
    1/04        10992              11469             11469            10208             12804                12212
    2/04        11275              11769             11760            10350             13121                12554
    3/04        11304              11789             11780            10194             13142                12535
    4/04        11228              11700             11690            10034             12586                12199
    5/04        11313              11790             11780            10171             12909                12362
    6/04        11597              12080             12070            10369             13369                12811
    7/04        11078              11519             11519            10026             13007                12313
    8/04        10832              11269             11259            10066             13217                12277
    9/04        11115              11559             11550            10175             13601                12689
   10/04        11115              11539             11539            10331             13916                12885
   11/04        11928              12379             12379            10749             14856                13712
   12/04        12400              12870             12860            11114             15432                14190
    1/05        12126              12580             12569            10843             15073                13842
    2/05        12343              12800             12789            11071             15599                14278
    3/05        12173              12611             12609            10876             15552                14159
    4/05        11786              12211             12199            10669             15142                13552
    5/05        12240              12671             12659            11009             15768                14170
    6/05        12664              13111             13099            11024             16283                14524
    7/05        13109              13551             13539            11434             17059                15181
    8/05        12920              13351             13339            11330             16926                15082
    9/05        13015              13440             13439            11422             17155                15142
   10/05        12939              13350             13349            11231             16630                14653
   11/05        13506              13920             13919            11655             17217                15273
   12/05        13685              14100             14089            11660             17384                15432
    1/06        14044              14459             14459            11968             18138                16124
    2/06        13996              14409             14399            12001             18310                16088
    3/06        14233              14639             14629            12150             18709                16478
    4/06        14298              14699             14689            12313             18889                16672
    5/06        13533              13900             13899            11959             18494                16178
    6/06        13315              13669             13658            11975             18605                16112
    7/06        13117              13459             13448            12049             18499                15881
    8/06        13636              13978             13968            12335             19018                16253
    9/06        13778              14118             14108            12653             19261                16533
   10/06        14278              14618             14607            13065             20041                17153
   11/06        14467              14808             14797            13313             20688                17749
   12/06        14845              14976             15176            13499             20899                17848

                                                             Source: Lipper Inc.

AIM Mid Cap Basic Value Fund

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/06, including applicable
sales charges

CLASS A SHARES
Inception (12/31/01)   8.22%
   5 Years             8.22
   1 Year              2.52

CLASS B SHARES
Inception (12/31/01)   8.41%
   5 Years             8.41
   1 Year              2.91

CLASS C SHARES
Inception (12/31/01)   8.70%
   5 Years             8.70
   1 Year              6.76

CLASS R SHARES
Inception              9.26%
   5 Years             9.26
   1 Year              8.22

CUMULATIVE TOTAL RETURNS

6 months ended 12/31/06, excluding applicable sales charges

Class A Shares   11.47%
Class B Shares   11.01
Class C Shares   11.09
Class R Shares   11.38

Class R shares' inception date is April 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Class R share performance and restated Class A share performance (for periods prior to the inception date of Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. Class A shares' inception date is December 31, 2001.

     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year.

     The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses.

CONTINUED FROM INSIDE FRONT COVER

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM MID CAP BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group (the "Board") oversees the management of AIM Mid Cap Basic Value Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2006.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms' length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made a recommendation to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendation to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

     Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was above the median performance of such comparable funds for the one year period and below such median performance for the three year period. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of the Lipper Mid-Cap Value Index. The Board noted that the Fund's performance was above the performance of such Index for the one year period and comparable to such Index for the three year period. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- Meetings with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

                                                                     (continued)

AIM MID CAP BASIC VALUE FUND

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

Supplement to Annual Report dated 12/31/06

AIM MID CAP BASIC VALUE FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

NASDAQ SYMBOL   MDICX

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/06

Inception       9.80%
   5 Years      9.80
   1 Year       9.15
   6 Months*   11.82

*    Cumulative total return that has not been annualized

INSTITUTIONAL CLASS SHARES' INCEPTION DATE IS APRIL 30, 2004. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INSTITUTIONAL CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES) AT NET ASSET VALUE (NAV) AND REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS DECEMBER 31, 2001.

     INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES PRIMARILY DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE THE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM              MCBV-INS-1              A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006, appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                      HYPOTHETICAL
                                                                    (5% ANNUAL RETURN
                                          ACTUAL                     BEFORE EXPENSES
                                ---------------------------   ---------------------------
                  BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES    ANNUALIZED
SHARE           ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
CLASS              (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)     PERIOD(2)       RATIO
-----           -------------   -------------   -----------   -------------   -----------   ----------
Institutional     $1,000.00       $1,118.20        $4.91        $1,020.57        $4.69         0.92%

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMINVESTMENTS.COM              MCBV-INS-1              A I M Distributors, Inc.

AIM Mid Cap Basic Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2006


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.80%

ADVERTISING-4.67%

Interpublic Group of Cos., Inc. (The)(a)         901,787   $ 11,037,873
=======================================================================

AEROSPACE & DEFENSE-0.35%

KBR, Inc.(a)                                      31,806        832,045
=======================================================================

APPAREL RETAIL-5.06%

Gap, Inc. (The)                                  286,911      5,594,765
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                             223,268      6,367,603
=======================================================================
                                                             11,962,368
=======================================================================

APPLICATION SOFTWARE-2.61%

Epicor Software Corp.(a)                         456,320      6,164,883
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.77%

Waddell & Reed Financial, Inc.-Class A           239,569      6,554,608
=======================================================================

BREWERS-3.70%

Molson Coors Brewing Co.-Class B(b)              114,449      8,748,482
=======================================================================

BUILDING PRODUCTS-2.27%

American Standard Cos. Inc.                      117,258      5,376,279
=======================================================================

COMMUNICATIONS EQUIPMENT-2.60%

Plantronics, Inc.(b)                             290,356      6,155,547
=======================================================================

CONSTRUCTION & ENGINEERING-6.02%

Chicago Bridge & Iron Co. N.V.-New York
  Shares                                         295,000      8,065,300
-----------------------------------------------------------------------
Shaw Group Inc. (The)(a)                         184,226      6,171,571
=======================================================================
                                                             14,236,871
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.19%

Navistar International Corp.(a)                  155,194      5,188,135
=======================================================================

CONSTRUCTION MATERIALS-2.88%

Cemex S.A. de C.V.-ADR (Mexico)(a)               200,763      6,801,851
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-6.53%

BISYS Group, Inc. (The)(a)                       156,033      2,014,386
-----------------------------------------------------------------------
Ceridian Corp.(a)                                 37,204      1,040,968
-----------------------------------------------------------------------
DST Systems, Inc.(a)                             123,014      7,704,367
-----------------------------------------------------------------------
Fidelity National Information Services, Inc.     116,950      4,688,525
=======================================================================
                                                             15,448,246
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.08%

ChoicePoint Inc.(a)                              125,205      4,930,573
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


EDUCATION SERVICES-2.41%

Apollo Group, Inc.-Class A(a)                    146,501   $  5,709,144
=======================================================================

HEALTH CARE DISTRIBUTORS-2.34%

McKesson Corp.                                   109,181      5,535,477
=======================================================================

HEALTH CARE EQUIPMENT-3.14%

CONMED Corp.(a)                                  170,000      3,930,400
-----------------------------------------------------------------------
Symmetry Medical Inc.(a)                         252,490      3,491,937
=======================================================================
                                                              7,422,337
=======================================================================

HEALTH CARE FACILITIES-1.86%

Health Management Associates, Inc.-Class A       208,201      4,395,123
=======================================================================

HOUSEHOLD APPLIANCES-0.95%

Whirlpool Corp.                                   26,956      2,237,887
=======================================================================

INSURANCE BROKERS-4.08%

Aon Corp.                                        189,137      6,684,102
-----------------------------------------------------------------------
National Financial Partners Corp.                 67,330      2,960,500
=======================================================================
                                                              9,644,602
=======================================================================

LEISURE PRODUCTS-2.58%

Brunswick Corp.                                  191,447      6,107,159
=======================================================================

LIFE & HEALTH INSURANCE-2.67%

Nationwide Financial Services, Inc.-Class A       22,736      1,232,291
-----------------------------------------------------------------------
Protective Life Corp.                            107,108      5,087,630
=======================================================================
                                                              6,319,921
=======================================================================

LIFE SCIENCES TOOLS & SERVICES-2.97%

Waters Corp.(a)                                  143,408      7,022,690
=======================================================================

MANAGED HEALTH CARE-5.00%

Aetna Inc.                                        92,119      3,977,698
-----------------------------------------------------------------------
UnitedHealth Group Inc.                          145,842      7,836,091
=======================================================================
                                                             11,813,789
=======================================================================

MULTI-LINE INSURANCE-0.96%

Genworth Financial Inc.-Class A                   66,289      2,267,747
=======================================================================

PACKAGED FOODS & MEATS-2.91%

Cadbury Schweppes PLC-ADR (United Kingdom)       160,568      6,893,184
=======================================================================

PAPER PACKAGING-1.83%

Smurfit-Stone Container Corp.(a)                 409,788      4,327,361
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.88%

ACE Ltd.                                          61,022      3,696,102
-----------------------------------------------------------------------
Security Capital Assurance Ltd.                  112,155      3,121,274
=======================================================================
                                                              6,817,376
=======================================================================

AIM Mid Cap Basic Value Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

REGIONAL BANKS-1.50%

Zions Bancorp                                     42,994   $  3,544,425
=======================================================================

REINSURANCE-2.14%

Max Re Capital Ltd.                              204,260      5,069,733
=======================================================================

SEMICONDUCTOR EQUIPMENT-2.41%

Brooks Automation, Inc.(a)                       395,999      5,702,386
=======================================================================

SPECIALTY CHEMICALS-2.90%

MacDermid, Inc.                                  201,322      6,865,080
=======================================================================

SPECIALTY STORES-1.88%

Borders Group, Inc.                              198,738      4,441,794
=======================================================================

SYSTEMS SOFTWARE-3.05%

CA Inc.                                          318,407      7,211,919
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.61%

Fannie Mae                                        96,290      5,718,663
-----------------------------------------------------------------------
Federal Agricultural Mortgage Corp.-Class
  C(b)                                           104,131      2,825,074
=======================================================================
                                                              8,543,737
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $187,804,601)                         231,330,632
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-1.50%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,765,125   $  1,765,125
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       1,765,125      1,765,125
=======================================================================
    Total Money Market Funds
      (Cost $3,530,250)                                       3,530,250
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.30% (Cost
  $191,334,851)                                             234,860,882
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.26%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  7,718,100      7,718,100
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,718,100)                                       7,718,100
=======================================================================
TOTAL INVESTMENTS-102.56%
  (Cost $199,052,951)                                       242,578,982
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.56)%                        (6,039,148)
=======================================================================
NET ASSETS-100.00%                                         $236,539,834
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at December 31, 2006.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:

Investments, at value (cost $187,804,601)*     $231,330,632
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,248,350)                             11,248,350
===========================================================
    Total investments (cost $199,052,951)       242,578,982
===========================================================
Cash                                                  6,637
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,862,563
-----------------------------------------------------------
  Fund shares sold                                  348,231
-----------------------------------------------------------
  Dividends                                         125,241
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               15,242
-----------------------------------------------------------
Other assets                                         31,255
===========================================================
    Total assets                                244,968,151
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            422,914
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 25,062
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,718,100
-----------------------------------------------------------
Accrued distribution fees                            91,208
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,724
-----------------------------------------------------------
Accrued transfer agent fees                          87,744
-----------------------------------------------------------
Accrued operating expenses                           79,565
===========================================================
    Total liabilities                             8,428,317
===========================================================
Net assets applicable to shares outstanding    $236,539,834
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $189,459,295
-----------------------------------------------------------
Undistributed net investment income (loss)          (22,790)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      3,577,298
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     43,526,031
===========================================================
                                               $236,539,834
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $113,672,332
___________________________________________________________
===========================================================
Class B                                        $ 51,970,011
___________________________________________________________
===========================================================
Class C                                        $ 26,435,131
___________________________________________________________
===========================================================
Class R                                        $    448,893
___________________________________________________________
===========================================================
Institutional Class                            $ 44,013,467
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,222,152
___________________________________________________________
===========================================================
Class B                                           3,906,927
___________________________________________________________
===========================================================
Class C                                           1,988,333
___________________________________________________________
===========================================================
Class R                                              32,649
___________________________________________________________
===========================================================
Institutional Class                               3,126,767
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.83
-----------------------------------------------------------
  Offering price per share:                    $      14.63
  (Net asset value of $13.83 divided by
    94.50%)
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.30
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.30
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      13.75
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      14.08
___________________________________________________________
===========================================================

* At December 31, 2006, securities with an aggregate value of $7,319,605 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $4,268)        $  2,496,433
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $3,975)                             448,990
==========================================================================
    Total investment income                                      2,945,423
==========================================================================

EXPENSES:

Advisory fees                                                    1,936,414
--------------------------------------------------------------------------
Administrative services fees                                        95,672
--------------------------------------------------------------------------
Custodian fees                                                      27,215
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          298,523
--------------------------------------------------------------------------
  Class B                                                          598,502
--------------------------------------------------------------------------
  Class C                                                          284,261
--------------------------------------------------------------------------
  Class R                                                            1,621
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               757,193
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 2,733
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           21,827
--------------------------------------------------------------------------
Other                                                              262,344
==========================================================================
    Total expenses                                               4,286,305
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (155,511)
==========================================================================
    Net expenses                                                 4,130,794
==========================================================================
Net investment income (loss)                                    (1,185,371)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $142,880)                             34,079,487
--------------------------------------------------------------------------
  Foreign currencies                                                34,328
==========================================================================
                                                                34,113,815
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (14,983,172)
==========================================================================
Net gain from investment securities and foreign currencies      19,130,643
==========================================================================
Net increase in net assets resulting from operations          $ 17,945,272
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,185,371)   $ (1,737,932)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  34,113,815       8,411,791
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (14,983,172)     16,912,296
==========================================================================================
    Net increase in net assets resulting from operations        17,945,272      23,586,155
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (13,617,000)             --
------------------------------------------------------------------------------------------
  Class B                                                       (6,511,768)             --
------------------------------------------------------------------------------------------
  Class C                                                       (3,286,412)             --
------------------------------------------------------------------------------------------
  Class R                                                          (51,729)             --
------------------------------------------------------------------------------------------
  Institutional Class                                           (5,072,768)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (28,539,677)             --
==========================================================================================
Share transactions-net:
  Class A                                                       (9,269,776)       (127,307)
------------------------------------------------------------------------------------------
  Class B                                                      (14,926,594)        112,153
------------------------------------------------------------------------------------------
  Class C                                                       (2,097,247)       (191,498)
------------------------------------------------------------------------------------------
  Class R                                                          296,385         130,063
------------------------------------------------------------------------------------------
  Institutional Class                                           20,466,955      15,452,598
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (5,530,277)     15,376,009
==========================================================================================
    Net increase (decrease) in net assets                      (16,124,682)     38,962,164
==========================================================================================

NET ASSETS:

  Beginning of year                                            252,664,516     213,702,352
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(22,790) and $(15,873), respectively)          $236,539,834    $252,664,516
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Mid Cap Basic Value Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Mid Cap Basic Value Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.80%
-------------------------------------------------------------------
Next $4 billion                                               0.75%
-------------------------------------------------------------------
Over $5 billion                                               0.70%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2006, AIM waived advisory fees of $135,636.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,762.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended December 31, 2006, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2006, ADI advised the Fund that it retained $57,770 in front-end sales commissions from the sale of Class A shares and $1,641, $57,303, $3,695 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Mid Cap Basic Value Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 9,368,194      $ 49,750,530      $ (57,353,599)        $   --         $1,765,125      $222,328       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        33,773,514        (32,008,389)            --          1,765,125       106,220           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             9,368,194        20,277,151        (29,645,345)            --                 --       116,467           --
==================================================================================================================================
  Subtotal        $18,736,388      $103,801,195      $(119,007,333)        $   --         $3,530,250      $445,015       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 6,623,640      $ 84,931,195      $ (83,836,735)        $   --         $ 7,718,100     $  3,975       $   --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $25,360,028      $188,732,390      $(202,844,068)        $   --         $11,248,350     $448,990       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2006, the Fund engaged in securities sales of $304,380 which resulted in net realized gains of $142,880 and securities purchases of $417,193.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended December 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $17,113.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2006, the Fund paid legal fees of $4,648 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Mid Cap Basic Value Fund

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At December 31, 2006, securities with an aggregate value of $7,319,605 were on loan to brokers. The loans were secured by cash collateral of $7,718,100 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended December 31, 2006, the Fund received dividends on cash collateral investments of $3,975 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years December 31, 2006 and 2005 was as follows:

                                                                 2006         2005
-----------------------------------------------------------------------------------
Distributions paid from long-term capital gains               $28,539,677    $   --
___________________________________________________________________________________
===================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed long-term gain                                    $  6,004,266
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                        41,099,063
----------------------------------------------------------------------------
Temporary book/tax differences                                       (22,790)
----------------------------------------------------------------------------
Shares of beneficial interest                                    189,459,295
============================================================================
  Total net assets                                              $236,539,834
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales.

AIM Mid Cap Basic Value Fund


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of December 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2006 was $107,643,453 and $137,442,910, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $42,467,333
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,368,270)
===============================================================================
Net unrealized appreciation of investment securities               $41,099,063
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $201,479,919.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on December 31, 2006, undistributed net investment income (loss) was increased by $1,178,454, undistributed net realized gain was decreased by $696,320 and shares of beneficial interest decreased by $482,134. This reclassification had no effect on the net assets of the Fund.

AIM Mid Cap Basic Value Fund

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                       2006(A)                         2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,904,423    $ 27,969,183     4,227,501    $ 56,368,546
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        553,749       7,875,513     1,654,961      21,569,582
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        346,553       4,923,116       871,236      11,314,095
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         21,100         309,171        10,187         137,391
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,082,906      15,996,988     1,189,861      15,990,676
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        949,174      13,003,685            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        463,363       6,107,119            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        242,476       3,195,833            --              --
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          3,798          51,728            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            363,900       5,072,768            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        319,661       4,625,122       288,275       3,841,999
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (329,478)     (4,625,122)     (295,324)     (3,841,999)
======================================================================================================================
Reacquired:
  Class A                                                     (3,776,685)    (54,867,766)   (4,467,385)    (60,337,852)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,715,734)    (24,284,104)   (1,348,862)    (17,615,430)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (725,525)    (10,216,196)     (892,221)    (11,505,593)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (4,371)        (64,514)         (581)         (7,328)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (41,552)       (602,801)      (39,882)       (538,078)
======================================================================================================================
                                                                (342,242)   $ (5,530,277)    1,197,766    $ 15,376,009
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 17% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending December 31, 2007.

AIM Mid Cap Basic Value Fund

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                2006           2005        2004          2003       2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.48       $  13.12    $  11.28       $  8.23    $  9.99
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)      (0.07)      (0.10)(a)     (0.08)     (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.25           1.43        1.93          3.13      (1.70)
--------------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                              --             --        0.01            --         --
==========================================================================================================================
    Total from investment operations                              1.21           1.36        1.84          3.05      (1.76)
==========================================================================================================================
Less distributions from net realized gains                       (1.86)            --          --            --         --
==========================================================================================================================
Net asset value, end of period                                $  13.83       $  14.48    $  13.12       $ 11.28    $  8.23
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                   8.47%         10.37%      16.31%(c)     37.06%    (17.62)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $113,672       $127,775    $115,164       $55,372    $39,130
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.52%(d)       1.51%       1.67%         1.80%      1.80%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.58%(d)       1.57%       1.69%         1.92%      1.93%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.30)%(d)     (0.51)%     (0.85)%       (1.00)%    (0.70)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                             46%            29%         34%           52%        41%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 16.22%.
(d)  Ratios are based on average daily net assets of $119,409,249.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.10       $ 12.87    $ 11.14    $  8.18    $  9.99
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.16)     (0.18)(a)   (0.13)    (0.12)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21          1.39       1.90       3.09      (1.69)
--------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                             --            --       0.01         --         --
====================================================================================================================
    Total from investment operations                             1.06          1.23       1.73       2.96      (1.81)
====================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --         --         --      (0.00)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.86)           --         --         --         --
====================================================================================================================
    Total distributions                                         (1.86)           --         --         --      (0.00)
====================================================================================================================
Net asset value, end of period                                $ 13.30       $ 14.10    $ 12.87    $ 11.14    $  8.18
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  7.63%         9.56%     15.53%(c)   36.19%   (18.12)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $51,970       $69,594    $63,374    $38,165    $21,204
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.27%(d)      2.21%      2.32%      2.45%      2.45%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.33%(d)      2.27%      2.34%      2.57%      2.58%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.05)%(d)    (1.21)%    (1.50)%    (1.65)%    (1.35)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            46%           29%        34%        52%        41%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.44%.
(d)  Ratios are based on average daily net assets of $59,850,167.

AIM Mid Cap Basic Value Fund

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.09       $ 12.86    $ 11.13    $  8.18    $  9.99
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.16)     (0.18)(a)   (0.12)    (0.12)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.22          1.39       1.90       3.07      (1.69)
--------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                             --            --       0.01         --         --
====================================================================================================================
    Total from investment operations                             1.07          1.23       1.73       2.95      (1.81)
====================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --         --         --      (0.00)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.86)           --         --         --         --
====================================================================================================================
    Total distributions                                         (1.86)           --         --         --      (0.00)
====================================================================================================================
Net asset value, end of period                                $ 13.30       $ 14.09    $ 12.86    $ 11.13    $  8.18
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  7.70%         9.56%     15.54%(c)   36.06%   (18.12)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,435       $29,946    $27,601    $13,422    $ 8,059
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.27%(d)      2.21%      2.32%      2.45%      2.45%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.33%(d)      2.27%      2.34%      2.57%      2.58%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.05)%(d)    (1.21)%    (1.50)%    (1.65)%    (1.35)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            46%           29%        34%        52%        41%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.45%.
(d)  Ratios are based on average daily net assets of $28,426,050.


                                                                             CLASS R
                                                              --------------------------------------
                                                                                      APRIL 30, 2004
                                                                   YEAR ENDED          (DATE SALES
                                                                  DECEMBER 31,        COMMENCED) TO
                                                              --------------------     DECEMBER 31,
                                                               2006          2005          2004
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.44       $13.11       $ 11.88
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.08)(a)    (0.05)        (0.08)(a)
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.25         1.38          1.30
----------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                             --           --          0.01
====================================================================================================
    Total from investment operations                             1.17         1.33          1.23
====================================================================================================
Less distributions from net realized gains                      (1.86)          --            --
====================================================================================================
Net asset value, end of period                                $ 13.75       $14.44       $ 13.11
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                  8.22%       10.15%        10.35%(c)
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   449       $  175       $    33
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.77%(d)     1.71%         1.78%(e)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.83%(d)     1.77%         1.80%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets     (0.55)%(d)   (0.71)%       (0.96)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                         46%          29%           34%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.27%.
(d)  Ratios are based on average daily net assets of $324,240.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Basic Value Fund

                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                       APRIL 30, 2004
                                                                   YEAR ENDED           (DATE SALES
                                                                  DECEMBER 31,         COMMENCED) TO
                                                              ---------------------     DECEMBER 31,
                                                               2006          2005           2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.62       $ 13.17       $ 11.88
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.05(a)       0.01         (0.02)(a)
-----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.27          1.44          1.30
-----------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                             --            --          0.01
=====================================================================================================
    Total from investment operations                             1.32          1.45          1.29
=====================================================================================================
Less distributions from net realized gains                      (1.86)           --            --
=====================================================================================================
Net asset value, end of period                                $ 14.08       $ 14.62       $ 13.17
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                  9.15%        11.01%        10.86%(c)
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,013       $25,174       $ 7,530
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.92%(d)      0.92%         1.03%(e)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.98%(d)      0.98%         1.05%(e)
=====================================================================================================
Ratio of net investment income (loss) to average net assets      0.30%(d)     (0.08)%       (0.21)%(e)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(f)                                         46%           29%           34%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.77%.
(d)  Ratios are based on average daily net assets of $34,042,083.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Mid Cap Basic Value Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Mid Cap Basic Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Funds Group and Shareholders of AIM Mid Cap Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Mid Cap Basic Value Fund (one of the funds constituting AIM Funds Group hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

February 20, 2007
Houston, Texas

AIM Mid Cap Basic Value Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.


The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.


The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2006:

       FEDERAL AND STATE INCOME TAX

          Long-Term Capital Gain Dividends       $28,536,677

NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

    The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 were 9.52%, 11.72%, 10.29%, and 7.27%, respectively.

AIM Mid Cap Basic Value Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Funds Group (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 110 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007        Director, Chief Executive Officer and     None
  Trustee                                     President, AMVESCAP PLC (parent of AIM
                                              and a global investment management
                                              firm); Chairman, A I M Advisors, Inc.
                                              (registered investment advisor); and
                                              Director, Chairman, Chief Executive
                                              Officer and President, AVZ Inc. (holding
                                              company); INVESCO North American
                                              Holdings, Inc. (holding company);
                                              Chairman and President, AMVESCAP Group
                                              Services, Inc. (service provider);
                                              Trustee, The AIM Family of Funds(R);
                                              Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: President, Co-Chief Executive
                                              Officer, Co-President, Chief Operating
                                              Officer and Chief Financial Officer,
                                              Franklin Resources, Inc. (global
                                              investment management organization)
--------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1992        Director and Chairman, A I M Management   None
  Trustee and Vice Chair                      Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC; Chairman, AMVESCAP
                                              PLC -- AIM Division (parent of AIM and a
                                              global investment management firm) and
                                              Trustee and Vice Chair of The AIM Family
                                              of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management
                                              Company (registered broker dealer);
                                              Chief Executive Officer, AMVESCAP
                                              PLC -- Managed Products; and President
                                              and Principal Executive Officer of The
                                              AIM Family of Funds--Registered
                                              Trademark--
--------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006        Director, Chief Executive Officer and     None
  Trustee, President and                      President, A I M Management Group Inc.,
  Principal                                   AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                           broker dealer), AIM Funds Management
                                              Inc. (registered investment advisor) and
                                              1371 Preferred Inc. (holding company);
                                              Director and President, A I M Advisors,
                                              Inc., INVESCO Funds Group, Inc.
                                              (registered investment advisor and
                                              register transfer agent) and AIM GP
                                              Canada Inc. (general partner for a
                                              limited partnership); Director, A I M
                                              Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and
                                              Chairman, AIM Investment Services, Inc.,
                                              Fund Management Company and INVESCO
                                              Distributors, Inc. (registered broker
                                              dealer); Director, President and
                                              Chairman, AVZ Callco Inc. (holding
                                              company); AMVESCAP Inc. (holding
                                              company) and AIM Canada Holdings Inc.
                                              (holding company); Director and Chief
                                              Executive Officer, AIM Trimark Corporate
                                              Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund
                                              company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company);
                                              Trustee, President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); and Manager,
                                              Powershares Capital Management LLC

                                              Formerly: President and Principal
                                              Executive Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice
                                              President and Chief Operations Officer,
                                              AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director,
                                              Trimark Trust (federally regulated
                                              Canadian Trust Company)
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993        Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                           (technology consulting company)           and Captaris, Inc. (unified
                                                                                        messaging provider)
--------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001        Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                               investment company
                                              Formerly: Partner, law firm of Baker &    (2 portfolios))
                                              McKenzie
--------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003        Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                     (investment banking firm); and Director,
                                              Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
--------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000        Director of a number of public and        None
  Trustee                                     private business corporations, including
                                              the Boss Group Ltd. (private investment
                                              and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment
                                              company (3 portfolios)); Annuity and
                                              Life Re (Holdings), Ltd. (insurance
                                              company); CompuDyne Corporation
                                              (provider of products and services to
                                              the public security market); and
                                              Homeowners of America Holding
                                              Corporation (property casualty company)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North
                                              America, Inc.; Senior Vice President, AB
                                              Volvo; and Director of various
                                              affiliated Volvo companies; and
                                              Director, Magellan Insurance Company
--------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997        Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                     Century Group, Inc. (government affairs   Education Fund
                                              company); and Owner, Dos Angelos Ranch,   (non-profit)
                                              L.P.
                                              Formerly: Chief Executive Officer,
                                              Texana Timber LP (sustainable forestry
                                              company)

--------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993        Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
  Trustee                                     Naftalis and Frankel LLP                  investment company
                                                                                        (3 portfolios))
--------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998        Formerly: Chief Executive Officer, YWCA   None
  Trustee                                     of the USA
--------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1992        Partner, law firm of Pennock & Cooper     None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005        Retired                                   Director, Mainstay VP Series
  Trustee                                     Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Mid Cap Basic Value Fund

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005        Senior Vice President and Senior Officer  N/A
  Senior Vice President and                   of The AIM Family of Funds--Registered
  Senior Officer                              Trademark--
                                              Formerly: Director of Compliance and
                                              Assistant General Counsel, ICON
                                              Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and
                                              Director of Compliance, ALPS Mutual
                                              Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006        Director, Senior Vice President,          N/A
  Senior Vice President, Chief                Secretary and General Counsel, A I M
  Legal Officer and Secretary                 Management Group Inc. and A I M
                                              Advisors, Inc.; Director, Vice President
                                              and Secretary, INVESCO Distributors,
                                              Inc.; Vice President and Secretary,
                                              A I M Capital Management, Inc., AIM
                                              Investment Services, Inc., and Fund
                                              Management Company; Senior Vice
                                              President and Secretary, A I M
                                              Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.;
                                              Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family
                                              of Funds--Registered Trademark--; and
                                              Manager, Powershares Capital Management
                                              LLC

                                              Formerly: Chief Operating Officer,
                                              Senior Vice President, General Counsel,
                                              and Secretary, Liberty Ridge Capital,
                                              Inc. (an investment adviser); Vice
                                              President and Secretary, PBHG Funds (an
                                              investment company); Vice President and
                                              Secretary, PBHG Insurance Series Fund
                                              (an investment company); General Counsel
                                              and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief
                                              Operating Officer, General Counsel and
                                              Secretary, Old Mutual Investment
                                              Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund
                                              Services (an administrator); General
                                              Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder
                                              servicing center); Executive Vice
                                              President, General Counsel and
                                              Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds
                                              (an investment company)
--------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004        Global Compliance Director, AMVESCAP      N/A
  Vice President                              PLC; and Vice President of The AIM
                                              Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, A I M
                                              Management Group Inc. (financial
                                              services holding company); Senior Vice
                                              President and Chief Compliance Officer,
                                              A I M Advisors, Inc. and The AIM Family
                                              of Funds--Registered Trademark--; Vice
                                              President and Chief Compliance Officer,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Vice President, AIM
                                              Investment Services, Inc. and Fund
                                              Management Company; Senior Vice
                                              President and Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; and Senior Vice President
                                              and Compliance Director, Delaware
                                              Investments Family of Funds
--------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003        Senior Vice President and General
  Vice President                              Counsel, AMVESCAP PLC; Director, INVESCO
                                              Funds Group, Inc.; and Vice President of
                                              The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Vice President and    N/A
                                              General Counsel, Fund Management
                                              Company; Director, Senior Vice
                                              President, Secretary and General
                                              Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Director and Vice
                                              President, INVESCO Distributors, Inc.;
                                              Senior Vice President, A I M
                                              Distributors, Inc.; Vice President,
                                              A I M Capital Management, Inc. and AIM
                                              Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and
                                              Secretary of The AIM Family of
                                              Funds--Registered Trademark--; Chief
                                              Executive Officer and President, INVESCO
                                              Funds Group, Inc.; and Senior Vice
                                              President, and General Counsel, Liberty
                                              Financial Companies, Inc. and Senior
                                              Vice President and General Counsel
                                              Liberty Funds Group, LLC
--------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004        Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                   Advisors, Inc.; and Vice President,
  Financial Officer and                       Treasurer and Principal Officer of The
  Treasurer                                   AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Senior Vice President, AIM
                                              Investment Services, Inc.; and Vice
                                              President, A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992        Director of Cash Management, Managing     N/A
  Vice President                              Director and Chief Cash Management
                                              Officer, A I M Capital Management, Inc;
                                              Director and President, Fund Management
                                              Company; and Vice President, A I M
                                              Advisors, Inc. and The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); and
                                              President and Principal Executive
                                              Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust Only)
                                              Formerly: Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005        Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                       Officer, A I M Advisors, Inc., A I M
  Compliance Officer                          Capital Management, Inc., A I M
                                              Distributors, Inc., AIM Investment
                                              Services, Inc., AIM Private Asset
                                              Management, Inc., Fund Management
                                              Company and The AIM Family of
                                              Funds--Registered Trademark--
                                              Formerly: Manager of the Fraud
                                              Prevention Department, AIM Investment
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006        Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                    Group Inc.; Senior Vice President and
                                              Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief
                                              Compliance Officer, A I M Capital
                                              Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc. and Fund Management
                                              Company

                                              Formerly: Global Head of Product
                                              Development, AIG-Global Investment
                                              Group, Inc.; Chief Compliance Officer
                                              and Deputy General Counsel,
                                              AIG-SunAmerica Asset Management; and
                                              Chief Compliance Officer, Chief
                                              Operating Officer and Deputy General
                                              Counsel, American General Investment
                                              Management
--------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMinvestments.com/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:

-    save your Fund the cost of printing and postage.

-    reduce the amount of paper you receive.

-    gain access to your documents faster by not waiting for the mail.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

If used after April 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment Services, Inc. is the transfer agent for the products and services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $463 billion in assets under management as of December 31, 2006.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com   MCBV-AR-1   A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

         Exchange-                            College   Separately
Mutual     Traded    Retirement               Savings   Management   Offshore     Cash
 Funds     Funds      Products    Annuities    Plans     Accounts    Products   Managed
------   ---------   ----------   ---------   -------   ----------   --------   -------


                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                             AIM SELECT EQUITY FUND

                Annual Report to Shareholders - December 31, 2006

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Blend

Table of Contents

Supplemental Information ................................................      2
Letters to Shareholders .................................................      3
Performance Summary .....................................................      5
Management Discussion ...................................................      5
Fund Expenses ...........................................................      7
Long-term Fund Performance ..............................................      8
Approval of Advisory Agreement ..........................................     10
Schedule of Investments .................................................    F-1
Financial Statements ....................................................    F-5
Notes to Financial Statements ...........................................    F-7
Financial Highlights ....................................................   F-14
Auditor's Report ........................................................   F-17
Tax Disclosures .........................................................   F-18
Trustees and Officers ...................................................   F-19

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/      [SECTOR
 EQUITY]     GLOBAL EQUITY]      EQUITY]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

  [FIXED      [ALLOCATION     [DIVERSIFIED
 INCOME]       SOLUTIONS]      PORTFOLIOS]

                             [AIM INVESTMENTS LOGO]
                           -- REGISTERED TRADEMARK --

AIM Select Equity Fund

AIM SELECT EQUITY FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

- Unless otherwise stated, information presented in this report is as of December 31, 2006, and is based on total net assets.

About share classes

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

Principal risks of investing in the Fund

- Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

- Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

About indexes used in this report

- The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

- The unmanaged RUSSELL 3000 --REGISTERED TRADEMARK-- INDEX is an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization. The Russell 3000 Index is a trademark/service mark of the Frank Russell Company. Russell
     --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

- The unmanaged LIPPER MULTI-CAP CORE FUNDS INDEX represents an average of the performance of the 30 largest multi-capitalization core funds tracked by Lipper Inc., an independent mutual fund performance monitor.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

- Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

- The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

-    The Chartered Financial Analyst --REGISTERED TRADEMARK-- (CFA
     --REGISTERED TRADEMARK--) designation is a globally recognized standard for measuring the competence and integrity of investment professionals.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FUND NASDAQ SYMBOLS

Class A Shares   AGWFX
Class B Shares   AGWBX
Class C Shares   AGWCX

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Select Equity Fund

                                 [TAYLOR PHOTO]

                                 Philip Taylor

Dear Shareholders of The AIM Family of Funds : --REGISTERED TRADEMARK--

I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the year ended December 31, 2006, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

     In the United States and around the globe, most major stock market indexes rose in 2006. U.S. stocks benefited from continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve, among other factors. Global markets also enjoyed a good year, while all major fixed-income indexes produced positive annual returns.

     As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK-- , we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

     To provide you even more investment options, we recently launched AIM Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

     At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

     I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

Our commitment to you

While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

     All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

Sincerely,


/S/ PHILIP TAYLOR
------------------------------------
Philip Taylor
President - AIM Funds
CEO, AIM Investments

February 9, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Select Equity Fund

                                [CROCKETT PHOTO]

                               Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

     In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

     On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

     Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

     While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

     Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

     I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,


/S/ BRUCE L. CROCKETT
------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

February 9, 2007

(1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

(2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM Select Equity Fund

Management's discussion of Fund performance

PERFORMANCE SUMMARY

For the year ended December 31, 2006, AIM Select Equity Fund, excluding applicable sales charges, finished the year with double-digit returns. However, the Fund underperformed its broad market index, the S&P 500 Index, and its style-specific benchmark, the Russell 3000 Index. The Fund had strong performance within the information technology (IT) and financials sectors, outperforming the Russell 3000 Index in both sectors. However, an overweight position in health care and an underweight position in telecommunication services were the leading detractors from performance relative to the style-specific index.

     Your Fund's long-term performance appears on pages 8-9.

FUND VS. INDEXES

Total returns, 12/31/05-12/31/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                         13.75%
Class B Shares                                         12.88
Class C Shares                                         12.90
S&P 500 Index (Broad Market Index)                     15.78
Russell 3000 Index (Style-Specific Index)              15.72
Lipper Multi-Cap Core Funds Index (Peer Group Index)   14.14

SOURCE: LIPPER INC.

HOW WE INVEST

We manage your Fund to provide exposure to a variety of investment styles and market capitalizations so that the Fund can be used as a core portfolio. We believe the Fund can serve as a long-term strategic allocation around which you can make tactical adjustments using a combination of style and market-cap specific investment strategies.

     We select stocks based on analysis of individual companies. We use our proprietary quantitative models to build a portfolio diversified across investment styles (growth, blend/core and value) as well as market capitalization (large-, mid- and small-cap stocks). We believe this diversification positions the Fund to potentially perform well in a variety of market environments.

     We seek to generate superior risk-adjusted returns by:

- Applying a series of quantitative measurements to rank stocks based on factors specific to the growth, blend/core and value investment disciplines.

- Scrutinizing the highest-ranked stocks through fundamental analysis, which identifies key drivers of potential success and assesses their durability, with a goal to validate the results of our quantitative tools.

- Using risk analysis to identify the best mix of highest-ranked stocks from each investment discipline.

     The portfolio generally includes 150 to 200 stocks allocated equally across investment disciplines and market capitalizations.

     We also use quantitative tools that help us to detect "red flags" in companies that would trigger a decision to sell a particular stock. A stock is considered for sale under the following circumstances:

-    Analysis indicates a deterioration in company fundamentals.

-    Analysis indicates there are more attractive opportunities.

-    A stock adversely affects the desired risk level of the Fund.

MARKET CONDITIONS AND YOUR FUND

Strong economic data propelled the markets early in the year, with small-cap stocks leading the way. However, tensions in the Middle East escalated with the Israel-Lebanon conflict,

                                                                     (continued)


                             PORTFOLIO COMPOSITION

By sector
Financials                      30.1%
Consumer Discretionary          15.5
Health Care                     14.4
Information Technology          13.0
Energy                           9.5
Industrials                      6.4
Consumer Staples                 3.4
Materials                        2.5
Telecommunication Services       1.5
Money Market Funds Plus
   Other Assets Less
   Liabilities                   3.7

                              TOP FIVE INDUSTRIES*

1. Investment Banking & Brokerage                      8.8%
2. Integrated Oil & Gas                                8.7
3. Other Diversified Financial Services                7.2
4. Pharmaceuticals                                     5.4
5. Computer Hardware                                   4.5
Total Net Assets                           $365.30 million
Total Number of Holdings*                              145

                            TOP 10 EQUITY HOLDINGS*


1. Exxon Mobil Corp.                       4.8%
2. Citigroup Inc.                          4.3
3. Goldman Sachs Group, Inc. (The)         2.9
4. International Business Machines Corp.   2.8
5. Johnson & Johnson                       2.5
6. Bank of America Corp.                   2.3
7. Lehman Brothers Holdings Inc.           2.2
8. Merrill Lynch & Co., Inc.               2.0
9. Sherwin Williams Co. (The)              2.0
10. U.S. Bancorp                           1.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

AIM Select Equity Fund

residential housing markets showed signs of cooling and rising energy prices heightened inflation concerns. As a result, the markets declined midway through the year, as investors anticipated a potential economic downturn. Pricing pressure affected more economically sensitive small-cap stocks than large-cap stocks during the summer.

     Nevertheless, small companies led the rally in the second half of the year as a result of a series of positive developments The U.S. Federal Reserve Board (the Fed) held interest rates steady after 17 consecutive increases of the federal funds target rate. Additionally, a series of reports indicated economic growth was slowing to a more sustainable level, and inflation remained subdued.

     Within the market, as measured by the S&P 500 Index, telecommunication services, real estate investment trusts (REITs) and energy were the best performing areas. While IT and health care produced positive returns, these sectors lagged the market in general.

     The Fund had very strong performance within the IT sector, which rallied on improving fundamentals in the fourth quarter of 2006 after a weak third quarter. The Fund also benefited from an overweight position in financials and strong stock selection in this sector. These positive contributions were offset by an overweight position in health care, which was one of the poorer performing sectors due to concerns within the pharmaceuticals industry and the potential impact of a change in congressional leadership. Also, our underweight position in telecommunication services detracted from performance, as significant merger and acquisition activity in this sector surprised many investors and enhanced the sector's performance.

     Beyond sector level positioning of the Fund, certain individual stocks had a significant impact on overall performance. EXXON MOBIL, the largest publicly traded energy company in the world, was the leading contributor to the Fund's overall performance. The firm, our top holding, has consistently been able to provide above average returns on invested capital. Moreover, the company has been shareholder-minded, with a history of strong dividend growth and share repurchases.

     Strong security selection within the IT sector generally helped Fund performance relative to its style-specific index. However, the Fund was negatively affected by holdings such as INTEL, a key player in the semiconductor industry. Intel has suffered as a result of increased competition and loss of market share in the personal computer and server markets. This loss of market share contributed to a reduction in revenue and a decline in gross profit margins, which had investors questioning the firm's future prospects. Although profit margins remain fair, the earnings growth for this firm has deteriorated over the last year, and we no longer viewed Intel as a good value. The stock was sold subsequent to year end.

     Fund managers regularly monitor the portfolio in an effort to position it to capitalize on what we believe are the most attractive opportunities in the marketplace. At the end of the year, the impact of market movements and investment model decisions resulted in the portfolio being primarily overweight in the financials and consumer discretionary sectors. The Fund's largest underweight positions were in consumer staples and industrials. From a market capitalization perspective, the Fund increased its large-cap stock exposure while decreasing small- and mid-cap stock weightings. The Fund's market cap and sector positioning is the result of a bottom-up quantitative analysis of our stock universe. We use a variety of quantitative models in concert to evaluate opportunities by market segments.

IN CLOSING

We continually strive to provide a Fund that provides exposure to a variety of investment styles and market capitalizations as part of what could be a core allocation strategy within your overall portfolio. Thank you for investing in AIM Select Equity Fund.

The views and opinions expressed in management's discussion of Fund performance are those of AIM Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but AIMAdvisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

     See important Fund and index disclosures on the inside front cover.

                                 [NGUYEN PHOTO]

Duy Nguyen

Chartered Financial Analyst, is lead manager of AIM Select Equity Fund. Prior to joining AIM, he held the positions of vice president, assistant vice president and quantitative equity analyst for two other financial services firms. Mr. Nguyen earned a a B.B.A. at The University of Texas and an M.S. in Finance from the University of Houston.

                                 [IZUEL PHOTO]

Derek Izuel

Chartered Financial Analyst, portfolio manager, is manager of AIM Select Equity Fund. Mr. Izuel began his investment career in 1997 as an equity analyst for another investment firm. He earned a Bachelor of Arts degree in computer science from the University of California-Berkeley and a Master of Business Administration from the University of Michigan.

Assisted by the Global Quantitative Strategies Team

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8-9.

AIM Select Equity Fund

Calculating your ongoing fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                               HYPOTHETICAL
                                                            (5% ANNUAL RETURN
                                    ACTUAL                   BEFORE EXPENSES)
                         ---------------------------   ---------------------------
           BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES    ANNUALIZED
SHARES   ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
 CLASS      (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)     PERIOD(2)       RATIO
------   -------------   -------------   -----------   -------------   -----------   ----------
A          $1,000.00       $1,113.40        $ 7.35       $1,018.25        $7.02         1.38%
B           1,000.00        1,109.90         11.33        1,014.47        10.82         2.13
C           1,000.00        1,109.50         11.33        1,014.47        10.82         2.13


(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIM Select Equity Fund

Your Fund's long-term performance

     Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

     This chart, which is a logarithmic chart, presents the fluctuations in the value of the Fund and its indexes. We believe that a logarithmic chart is more effective than other types of charts in illustrating changes in value during the early years shown in the chart. The vertical axis, the one that indicates the dollar value of an investment, is constructed with each segment representing a percent change in the value of the investment. In this chart, each segment represents a doubling, or 100% change, in the value of the investment. In other words, the space between $5,000 and $10,000 is the same size as the space between $10,000 and $20,000, and so on.

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT

Index data from 11/30/67, Fund data from 12/4/67

            AIM Select Equity                    Lipper Multi-Cap
Date       Fund-Class A Shares   S&P 500 Index   Core Funds Index
----       -------------------   -------------   ----------------
11/30/67                                $10000             $10000
   12/67                 $9535           10291              10481
    1/68                  9167            9866              10167
    2/68                  8628            9613               9597
    3/68                  8788            9701               9651
    4/68                  9593           10522              10719
    5/68                  9914           10667              11214
    6/68                  9895           10791              11339
    7/68                  9563           10619              11021
    8/68                  9724           10768              11328
    9/68                 10142           11210              12018
   10/68                 10209           11321              12159
   11/68                 10940           11894              12969
   12/68                 10627           11429              12657
    1/69                 10352           11364              12680
    2/69                  9931           10855              11743
    3/69                 10196           11256              12121
    4/69                 10560           11527              12329
    5/69                 10491           11530              12407
    6/69                  9528           10918              11323
    7/69                  8781           10290              10531
    8/69                  9384           10731              11210
    9/69                  9205           10491              11055
   10/69                  9563           10987              11639
   11/69                  9305           10631              11315
   12/69                  8949           10465              11094
    1/70                  8126            9694              10280
    2/70                  8914           10234              10842
    3/70                  8803           10279              10714
    4/70                  7873            9379               9351
    5/70                  7297            8838               8637
    6/70                  7095            8426               8336
    7/70                  7378            9074               8922
    8/70                  7808            9507               9339
    9/70                  8197            9851               9911
   10/70                  8105            9770               9730
   11/70                  8473           10264              10149
   12/70                  9078           10878              10812
    1/71                  9385           11348              11383
    2/71                  9792           11480              11653
    3/71                 10474           11932              12268
    4/71                 10846           12396              12750
    5/71                 10609           11912              12353
    6/71                 10774           11951              12410
    7/71                 10170           11488              11941
    8/71                 10628           11934              12516
    9/71                 10618           11882              12452
   10/71                 10118           11416              11793
   11/71                 10316           11418              11696
   12/71                 11472           12433              12840
    1/72                 11878           12689              13285
    2/72                 12601           13042              13782
    3/72                 12705           13148              13871
    4/72                 13093           13238              13981
    5/72                 13533           13498              14167
    6/72                 12892           13236              13790
    7/72                 12588           13299              13560
    8/72                 13075           13789              13967
    9/72                 12823           13755              13787
   10/72                 12781           13919              13815
   11/72                 13348           14589              14459
   12/72                 13663           14795              14474
    1/73                 12444           14574              13826
    2/73                 12091           14060              13114
    3/73                 11709           14072              12935
    4/73                 10782           13533              12137
    5/73                 10530           13312              11756
    6/73                 10258           13260              11655
    7/73                 11316           13799              12513
    8/73                 11235           13328              12304
    9/73                 12026           13897              13000
   10/73                 11696           13920              13044
   11/73                 10212           12376              11572
   12/73                 10256           12622              11792
    1/74                  9883           12531              11765
    2/74                 10050           12520              11858
    3/74                  9827           12266              11482
    4/74                  9438           11827              11011

                                                             SOURCE: LIPPER INC.

                                [MOUNTAIN CHART]

    5/74                  8938           11467              10490
    6/74                  8783           11338              10227
    7/74                  8026           10498               9692
    8/74                  7587            9590               8981
    9/74                  6831            8486               8137
   10/74                  7902            9914               9485
   11/74                  7778            9428               9156
   12/74                  7632            9281               8910
    1/75                  8415           10462               9874
    2/75                  9092           11129              10426
    3/75                  9493           11411              10798
    4/75                 10146           11993              11344
    5/75                 10570           12565              11823
    6/75                 11132           13164              12296
    7/75                 10214           12316              11581
    8/75                 10067           12099              11424
    9/75                  9719           11723              11058
   10/75                 10194           12489              11535
   11/75                 10519           12839              11832
   12/75                 10392           12736              11725
    1/76                 11547           14286              13106
    2/76                 11417           14166              13207
    3/76                 11769           14644              13509
    4/76                 11476           14530              13293
    5/76                 11487           14369              13196
    6/76                 12062           15005              13705
    7/76                 11828           14933              13612
    8/76                 11921           14905              13556
    9/76                 12229           15291              13796
   10/76                 11802           15006              13507
   11/76                 11920           14944              13595
   12/76                 12465           15784              14286
    1/77                 11304           15038              13686
    2/77                 11325           14763              13514
    3/77                 11217           14608              13472
    4/77                 11122           14669              13500
    5/77                 11002           14381              13312
    6/77                 11576           15092              13890
    7/77                 11480           14860              13647
    8/77                 11281           14649              13535
    9/77                 11450           14671              13604
   10/77                 11051           14100              13108
   11/77                 11498           14546              13706
   12/77                 11547           14654              13801
    1/78                 10929           13813              12992
    2/78                 10811           13533              12886
    3/78                 11143           13932              13334
    4/78                 12248           15188              14473
    5/78                 12580           15327              14875
    6/78                 12433           15117              14873
    7/78                 13148           15999              15945
    8/78                 13572           16480              16628
    9/78                 13335           16428              16376
   10/78                 12249           14995              14456
   11/78                 12562           15317              15037
   12/78                 12961           15618              15425
    1/79                 13384           16309              16031
    2/79                 13028           15784              15494
    3/79                 13803           16726              16569
    4/79                 14006           16832              16819
    5/79                 13878           16467              16600
    6/79                 14463           17182              17331
    7/79                 14720           17412              17570
    8/79                 15574           18416              18839
    9/79                 15677           18496              18893
   10/79                 14926           17311              17537
   11/79                 15741           18134              18868
   12/79                 16103           18522              19509
    1/80                 16840           19674              20489
    2/80                 16431           19672              20109
    3/80                 14859           17760              18176
    4/80                 15637           18581              19114
    5/80                 16442           19537              20218
    6/80                 17130           20155              20986
    7/80                 18358           21558              22644
    8/80                 18923           21776              23190
    9/80                 19705           22416              23732
   10/80                 20069           22870              24057
   11/80                 22090           25305              26358
   12/80                 21565           24543              25867
    1/81                 20581           23516              24856
    2/81                 20915           23923              25243
    3/81                 22437           24881              26621
    4/81                 22754           24400              26575
    5/81                 22467           24461              26999
    6/81                 21944           24310              26485
    7/81                 21707           24360              26097
    8/81                 20113           22952              24565
    9/81                 18744           21822              23230

                                [MOUNTAIN CHART]

   10/81                 20224           23000              24454
   11/81                 20837           23948              25601
   12/81                 20514           23335              25052
    1/82                 19757           23031              24538
    2/82                 18690           21743              23533
    3/82                 18358           21629              23253
    4/82                 19358           22608              24443
    5/82                 18866           21836              23731
    6/82                 18480           21508              23233
    7/82                 17986           21127              23041
    8/82                 20278           23691              25600
    9/82                 20564           23985              26057
   10/82                 23338           26746              29073
   11/82                 24607           27826              30695
   12/82                 24733           28362              31075
    1/83                 25396           29417              31869
    2/83                 26406           30091              32944
    3/83                 27209           31203              33863
    4/83                 28814           33662              36169
    5/83                 29177           33369              36740
    6/83                 30706           34667              38409
    7/83                 29616           33645              37131
    8/83                 29752           34150              37068
    9/83                 30374           34621              37789
   10/83                 28883           34220              36585
   11/83                 29619           34942              37659
   12/83                 29717           34759              37339
    1/84                 29040           34566              36357
    2/84                 27800           33349              34667
    3/84                 28447           33927              35045
    4/84                 28379           34249              35049
    5/84                 26588           32353              33052
    6/84                 27237           33055              33828
    7/84                 26499           32645              32951
    8/84                 29485           36251              36777
    9/84                 29326           36260              36523
   10/84                 29279           36399              36402
   11/84                 28708           35992              35804
   12/84                 29234           36940              36771
    1/85                 31695           39819              39969
    2/85                 32450           40307              40150
    3/85                 32326           40333              39915
    4/85                 31761           40296              39718
    5/85                 33285           42624              41968
    6/85                 33801           43291              42761
    7/85                 34193           43228              42644
    8/85                 33844           42810              42361
    9/85                 32572           41518              40675
   10/85                 33396           43436              42408
   11/85                 35667           46415              45408
   12/85                 37314           48660              47449
    1/86                 37464           48933              48097
    2/86                 40146           52589              52058
    3/86                 42133           55524              54642
    4/86                 41725           54899              54210
    5/86                 43736           57818              56682
    6/86                 44632           58796              57270
    7/86                 41722           55509              53249
    8/86                 44255           59625              56474
    9/86                 41069           54695              52108
   10/86                 42798           57850              54780
   11/86                 43320           59256              55278
   12/86                 42102           57743              54215
    1/87                 47159           65519              60419
    2/87                 50092           68106              64305
    3/87                 50884           70072              65257
    4/87                 50848           69451              64134
    5/87                 51082           70051              64676
    6/87                 53197           73590              67307
    7/87                 55809           77318              70210
    8/87                 57394           80202              72451
    9/87                 56900           78444              71218
   10/87                 43608           61552              55663
   11/87                 40137           56479              52221
   12/87                 43621           60775              56083
    1/88                 44175           63329              57643
    2/88                 46741           66268              60369
    3/88                 45278           64224              59392
    4/88                 45672           64934              59778
    5/88                 45476           65488              59459
    6/88                 48082           68491              62003
    7/88                 46779           68230              61210
    8/88                 44922           65918              59648
    9/88                 47015           68723              61853
   10/88                 47372           70636              62856
   11/88                 46818           69627              61828
   12/88                 48040           70840              62939
    1/89                 50860           76023              66865

                                [MOUNTAIN CHART]

    2/89                 49690           74133              65797
    3/89                 50252           75860              67478
    4/89                 53352           79795              70927
    5/89                 56089           83012              73790
    6/89                 54440           82544              73190
    7/89                 59835           89991              79140
    8/89                 62007           91744              80606
    9/89                 61846           91370              80401
   10/89                 59830           89252              78347
   11/89                 60954           91064              80191
   12/89                 61899           93248              81158
    1/90                 57628           86991              75648
    2/90                 58959           88110              76638
    3/90                 61406           90443              78438
    4/90                 60381           88190              76617
    5/90                 67053           96771              83573
    6/90                 67274           96119              83681
    7/90                 65229           95812              82942
    8/90                 58517           87162              75926
    9/90                 54157           82926              71823
   10/90                 52603           82576              70932
   11/90                 56738           87903              75406
   12/90                 58775           90349              77503
    1/91                 62630           94274              81017
    2/91                 67910          101008              86890
    3/91                 69193          103451              89346
    4/91                 69242          103697              89284
    5/91                 72005          108155              93337
    6/91                 67677          103204              88770
    7/91                 71724          108010              93096
    8/91                 73768          110562              95703
    9/91                 72433          108711              94636
   10/91                 72817          110169              96086
   11/91                 70436          105742              92051
   12/91                 80551          117815             102489
    1/92                 80003          115623             102326
    2/92                 81099          117119             104046
    3/92                 76614          114844             101636
    4/92                 75518          118213             101976
    5/92                 75738          118791             102963
    6/92                 73390          117024             100456
    7/92                 75525          121801             103935
    8/92                 74158          119313             101594
    9/92                 74981          120715             103287
   10/92                 77058          121129             105077
   11/92                 80503          125243             110152
   12/92                 80712          126779             112050
    1/93                 79986          127838             113522
    2/93                 76434          129580             113131
    3/93                 77879          132312             116016
    4/93                 74195          129114             113395
    5/93                 77875          132559             116988
    6/93                 79519          132946             117272
    7/93                 79916          132411             116784
    8/93                 84120          137424             121452
    9/93                 85567          136370             122265
   10/93                 84848          139189             124254
   11/93                 80639          137862             122181
   12/93                 83639          139529             125880
    1/94                 88808          144268             130238
    2/94                 87334          140354             128081
    3/94                 81718          134247             122413
    4/94                 81718          135967             123585
    5/94                 79798          138190             124514
    6/94                 74180          134808             120937
    7/94                 75953          139232             124476
    8/94                 80829          144927             129853
    9/94                 80094          141386             127113
   10/94                 82529          144558             128524
   11/94                 78757          139299             123454
   12/94                 79458          141362             124715
    1/95                 78767          145025             126316
    2/95                 83004          150672             131147
    3/95                 86466          155110             134781
    4/95                 88696          159674             137300
    5/95                 91473          166047             141294
    6/95                 97940          169897             146023
    7/95                105951          175528             152404
    8/95                106640          175967             153723
    9/95                110340          183389             158175
   10/95                107571          182733             155876
   11/95                109346          190746             162576
   12/95                106732          194420             164884
    1/96                108120          201030             169158
    2/96                112531          202900             172625
    3/96                112610          204853             174882
    4/96                117103          207871             179114
    5/96                120206          213223             182614

                                [MOUNTAIN CHART]

    6/96                117910          214035             180671
    7/96                109892          204585             171830
    8/96                114717          208906             177565
    9/96                122563          220654             186559
   10/96                122649          226737             188888
   11/96                129763          243861             201092
   12/96                126558          239030             198635
    1/97                133329          253955             208048
    2/97                130155          255949             207432
    3/97                122450          245452             199766
    4/97                126050          260092             206679
    5/97                137180          275994             220626
    6/97                142146          288263             228950
    7/97                156873          311194             246348
    8/97                152072          293774             239579
    9/97                159858          309854             252753
   10/97                151466          299517             243244
   11/97                151632          313371             247377
   12/97                151269          318749             250826
    1/98                150104          322271             252230
    2/98                163613          345501             270240
    3/98                169503          363179             282919
    4/98                172792          366898             285985
    5/98                166606          360601             278137
    6/98                173453          375237             285942
    7/98                170262          371272             280109
    8/98                137827          317632             236503
    9/98                148536          337997             247714
   10/98                158087          365447             264617
   11/98                170338          387587             278800
   12/98                192193          409908             297705
    1/99                202321          427042             307580
    2/99                188321          413772             295732
    3/99                205703          430322             305069
    4/99                215638          446986             317514
    5/99                207207          436443             313967
    6/99                218728          460598             329356
    7/99                211969          446279             322103
    8/99                207306          444069             316489
    9/99                208404          431911             308599
   10/99                221325          459231             324262
   11/99                238212          468565             334701
   12/99                271943          496124             359529
    1/00                265090          471201             349371
    2/00                317658          462290             362831
    3/00                326870          507487             386086
    4/00                310396          492224             371754
    5/00                287178          482133             358834
    6/00                315896          494007             373965
    7/00                309767          486291             368122
    8/00                347590          516480             394092
    9/00                333791          489220             375989
   10/00                314297          487141             371741
   11/00                259767          448766             340090
   12/00                267092          450968             347533
    1/01                268721          466958             359530
    2/01                225995          424408             327164
    3/01                197271          397536             307759
    4/01                219444          428404             332691
    5/01                219334          431278             335494
    6/01                219444          420785             329721
    7/01                213014          416641             323091
    8/01                199467          390585             304786
    9/01                172618          359047             273543
   10/01                177987          365898             280970
   11/01                192350          393957             303035
   12/01                198563          397411             310135
    1/02                191197          391614             303277
    2/02                184658          384060             297799
    3/02                199615          398506             309852
    4/02                188995          374356             296681
    5/02                185839          371608             294251
    6/02                168315          345148             271199
    7/02                147763          318250             249811
    8/02                145887          320333             251391
    9/02                131167          285554             228272
   10/02                139929          310660             242726
   11/02                148338          328927             257507
   12/02                139809          309613             242711
    1/03                135727          301518             238612
    2/03                132808          296987             234493
    3/03                133858          299863             235251
    4/03                142157          324551             253547
    5/03                153259          341635             270693
    6/03                155359          345999             274735
    7/03                160377          352102             280043
    8/03                165990          358955             288654
    9/03                162372          355154             284815

                                [MOUNTAIN CHART]

   10/03                172877          375235             301777
   11/03                176507          378533             306489
   12/03                181061          398371             318708
    1/04                185027          405682             326196
    2/04                187950          411318             331262
    3/04                189472          405114             327502
    4/04                186782          398763             320607
    5/04                188762          404224             324447
    6/04                193556          412082             331629
    7/04                183743          398445             318032
    8/04                181648          400041             317798
    9/04                186208          404375             324593
   10/04                189485          410553             329490
   11/04                199641          427159             346030
   12/04                206190          441690             358197
    1/05                201159          430924             350048
    2/05                203854          439988             357125
    3/05                200470          432204             351510
    4/05                193694          424011             341942
    5/05                201752          437491             355944
    6/05                205020          438118             359863
    7/05                210986          454404             375117
    8/05                208180          450260             373409
    9/05                211449          453905             376763
   10/05                208763          446334             368973
   11/05                217051          463198             383174
   12/05                216704          463361             387646
    1/06                225459          475630             402044
    2/06                224512          476917             400446
    3/06                229294          482852             409370
    4/06                231037          489331             414442
    5/06                220986          475265             400086
    6/06                221340          475896             398906
    7/06                220765          478829             394126
    8/06                225092          490205             403454
    9/06                230584          502829             412117
   10/06                237017          519204             427449
   11/06                241923          529061             437572
   12/06                246942          536481             442465

AIM Select Equity Fund

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/06, including applicable sales charges

CLASS A SHARES
Inception (12/4/67)    8.55%
10 Years               6.30
 5 Years               3.24
 1 Year                7.49

CLASS B SHARES
Inception (9/1/93)     7.84%
10 Years               6.24
 5 Years               3.29
 1 Year                7.88

CLASS C SHARES
Inception (8/4/97)     4.12%
5 Years                3.63
1 Year                11.90

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

CUMULATIVE TOTAL RETURNS

6 months ended 12/31/06, excluding applicable sales charges

Class A Shares   11.34%
Class B Shares   10.99
Class C Shares   10.95

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

AIM Select Equity Fund

Approval of Investment Advisory Agreement


The Board of Trustees of AIM Funds Group (the "Board") oversees the management of AIM Select Equity Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2006.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms' length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made a recommendation to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendation to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

     Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one and five year periods and above such median performance for the three year period. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Multi-Cap Core Index. The Board noted that the Fund's performance was below the performance of such Index for the one and five year periods and comparable to such Index for the three year period. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- Meetings with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund; and (ii) comparable to the effective advisory fee rate (before waivers) for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Expense limitations and fee waives. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes a breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on

                                                                     (continued)

AIM Select Equity Fund

     net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

AIM Select Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2006


                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.32%

ADVERTISING-0.18%

Omnicom Group Inc.                                  6,280   $    656,511
========================================================================
AEROSPACE & DEFENSE-2.12%

General Dynamics Corp.                             14,140      1,051,309
------------------------------------------------------------------------
Lockheed Martin Corp.                              56,810      5,230,497
------------------------------------------------------------------------
Raytheon Co.                                       17,470        922,416
------------------------------------------------------------------------
United Technologies Corp.                           8,680        542,673
========================================================================
                                                               7,746,895
========================================================================

AIR FREIGHT & LOGISTICS-0.11%

Hub Group, Inc.-Class A(a)                         15,160        417,658
========================================================================

AIRLINES-0.52%

Continental Airlines, Inc.-Class B(a)              24,240        999,900
------------------------------------------------------------------------
Mesa Air Group, Inc.(a)                            51,900        444,783
------------------------------------------------------------------------
World Air Holdings, Inc.(a)                        52,900        466,578
========================================================================
                                                               1,911,261
========================================================================

APPAREL RETAIL-1.11%

Gap, Inc. (The)                                    52,810      1,029,795
------------------------------------------------------------------------
Payless ShoeSource, Inc.(a)                        76,400      2,507,448
------------------------------------------------------------------------
TJX Cos., Inc. (The)                               18,300        521,916
========================================================================
                                                               4,059,159
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.50%

Polo Ralph Lauren Corp.                            22,900      1,778,414
------------------------------------------------------------------------
VF Corp.                                           45,210      3,710,837
========================================================================
                                                               5,489,251
========================================================================

APPLICATION SOFTWARE-0.47%

BEA Systems, Inc.(a)                               34,900        439,042
------------------------------------------------------------------------
FactSet Research Systems Inc.                      22,390      1,264,587
========================================================================
                                                               1,703,629
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.79%

Affiliated Managers Group, Inc.(a)(b)              20,740      2,180,396
------------------------------------------------------------------------
Ameriprise Financial, Inc.                          9,540        519,930
------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                  132,600      5,220,462
------------------------------------------------------------------------
Franklin Resources, Inc.                           20,700      2,280,519
========================================================================
                                                              10,201,307
========================================================================

AUTOMOTIVE RETAIL-0.34%

AutoZone, Inc.(a)                                  10,830      1,251,515
========================================================================

BIOTECHNOLOGY-0.20%

Amgen Inc.(a)                                      10,720        732,283
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


BROADCASTING & CABLE TV-0.39%

Comcast Corp.-Class A(a)                           13,940   $    590,080
------------------------------------------------------------------------
DIRECTV Group, Inc. (The)(a)                       33,760        841,975
========================================================================
                                                               1,432,055
========================================================================

BUILDING PRODUCTS-0.70%

Masco Corp.                                        86,100      2,571,807
========================================================================

COMMERCIAL PRINTING-0.30%

Harland (John H.) Co.                              21,700      1,089,340
========================================================================

COMMUNICATIONS EQUIPMENT-2.07%

Cisco Systems, Inc.(a)                            226,360      6,186,419
------------------------------------------------------------------------
Motorola, Inc.                                     66,800      1,373,408
========================================================================
                                                               7,559,827
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.29%

Best Buy Co., Inc.                                 21,250      1,045,287
========================================================================

COMPUTER HARDWARE-4.45%

Dell Inc.(a)                                       48,290      1,211,596
------------------------------------------------------------------------
Hewlett-Packard Co.                               119,600      4,926,324
------------------------------------------------------------------------
International Business Machines Corp.             104,026     10,106,126
========================================================================
                                                              16,244,046
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.77%

Lexmark International, Inc.-Class A(a)             38,470      2,816,004
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.96%

Cummins Inc.                                       29,600      3,498,128
========================================================================

CONSTRUCTION MATERIALS-0.48%

Cemex S.A. de C.V.-ADR (Mexico)(a)                 29,410        996,411
------------------------------------------------------------------------
Eagle Materials Inc.                               17,407        752,504
========================================================================
                                                               1,748,915
========================================================================

CONSUMER FINANCE-0.55%

ASTA Funding, Inc.(b)                              30,600        931,464
------------------------------------------------------------------------
First Cash Financial Services, Inc.(a)             42,100      1,089,127
========================================================================
                                                               2,020,591
========================================================================

DEPARTMENT STORES-1.65%

Federated Department Stores, Inc.                  20,930        798,061
------------------------------------------------------------------------
Kohl's Corp.(a)                                    17,900      1,224,897
------------------------------------------------------------------------
Nordstrom, Inc.                                    80,810      3,987,165
========================================================================
                                                               6,010,123
========================================================================

AIM Select Equity Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

DIVERSIFIED BANKS-2.61%

U.S. Bancorp                                      194,870   $  7,052,345
------------------------------------------------------------------------
Wells Fargo & Co.                                  69,680      2,477,821
========================================================================
                                                               9,530,166
========================================================================

DIVERSIFIED CHEMICALS-0.15%

Eastman Chemical Co.                                9,210        546,245
========================================================================

EDUCATION SERVICES-0.14%

ITT Educational Services, Inc.(a)                   7,800        517,686
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.25%

Cooper Industries, Ltd.-Class A                    10,200        922,386
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.13%

Amphenol Corp.-Class A                             40,600      2,520,448
------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)               20,600      1,624,310
========================================================================
                                                               4,144,758
========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.22%

Trimble Navigation Ltd.(a)                         16,030        813,202
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.15%

Waste Management, Inc.                             14,630        537,945
========================================================================

FOOD RETAIL-0.39%

Kroger Co. (The)                                   61,000      1,407,270
========================================================================

FOOTWEAR-1.19%

Deckers Outdoor Corp.(a)                           18,600      1,115,070
------------------------------------------------------------------------
NIKE, Inc.-Class B                                 32,500      3,218,475
========================================================================
                                                               4,333,545
========================================================================

HEALTH CARE DISTRIBUTORS-1.41%

AmerisourceBergen Corp.                            66,110      2,972,305
------------------------------------------------------------------------
McKesson Corp.                                     42,930      2,176,551
========================================================================
                                                               5,148,856
========================================================================

HEALTH CARE EQUIPMENT-0.29%

Zimmer Holdings, Inc.(a)                           13,550      1,062,049
========================================================================

HEALTH CARE FACILITIES-1.13%

AmSurg Corp.(a)                                    47,500      1,092,500
------------------------------------------------------------------------
Manor Care, Inc.                                   13,780        646,558
------------------------------------------------------------------------
VCA Antech, Inc.(a)                                73,700      2,372,403
========================================================================
                                                               4,111,461
========================================================================

HEALTH CARE SERVICES-0.92%

Laboratory Corp. of America Holdings(a)            37,090      2,725,002
------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                   12,966        634,038
========================================================================
                                                               3,359,040
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


HOME FURNISHINGS-0.46%

Ethan Allen Interiors Inc.(b)                      30,630   $  1,106,049
------------------------------------------------------------------------
Tempur-Pedic International Inc.(a)                 27,600        564,696
========================================================================
                                                               1,670,745
========================================================================

HOME IMPROVEMENT RETAIL-2.16%

Home Depot, Inc. (The)                             16,010        642,961
------------------------------------------------------------------------
Sherwin-Williams Co. (The)                        113,831      7,237,375
========================================================================
                                                               7,880,336
========================================================================

HOMEFURNISHING RETAIL-0.33%

Rent-A-Center, Inc.(a)                             41,100      1,212,861
========================================================================

HOUSEHOLD APPLIANCES-1.15%

Black & Decker Corp. (The)                         52,710      4,215,219
========================================================================

HYPERMARKETS & SUPER CENTERS-0.23%

Costco Wholesale Corp.                             15,860        838,518
========================================================================

INDUSTRIAL GASES-0.33%

Airgas, Inc.                                       30,130      1,220,868
========================================================================

INDUSTRIAL MACHINERY-0.40%

Danaher Corp.                                      20,400      1,477,776
========================================================================

INSURANCE BROKERS-0.15%

Aon Corp.                                          15,056        532,079
========================================================================

INTEGRATED OIL & GAS-8.68%

Chevron Corp.                                      94,310      6,934,614
------------------------------------------------------------------------
ConocoPhillips                                     33,340      2,398,813
------------------------------------------------------------------------
Exxon Mobil Corp.                                 226,510     17,357,461
------------------------------------------------------------------------
Marathon Oil Corp.                                 37,300      3,450,250
------------------------------------------------------------------------
Occidental Petroleum Corp.                         32,430      1,583,557
========================================================================
                                                              31,724,695
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.51%

CenturyTel, Inc.                                  126,490      5,522,553
========================================================================

INTERNET SOFTWARE & SERVICES-0.56%

EarthLink, Inc.(a)                                182,700      1,297,170
------------------------------------------------------------------------
Websense, Inc.(a)                                  33,190        757,728
========================================================================
                                                               2,054,898
========================================================================

INVESTMENT BANKING & BROKERAGE-8.81%

Goldman Sachs Group, Inc. (The)                    53,363     10,637,914
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     102,652      8,019,174
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          79,320      7,384,692
------------------------------------------------------------------------
Morgan Stanley                                     75,474      6,145,848
========================================================================
                                                              32,187,628
========================================================================

LEISURE PRODUCTS-0.16%

Marvel Entertainment, Inc.(a)                      22,000        592,020
========================================================================

AIM Select Equity Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.36%

Lincoln National Corp.                             19,790   $  1,314,056
========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.82%

Covance Inc.(a)                                    32,100      1,891,011
------------------------------------------------------------------------
Waters Corp.(a)                                    22,600      1,106,722
========================================================================
                                                               2,997,733
========================================================================

MANAGED HEALTH CARE-4.23%

Aetna Inc.                                        109,350      4,721,733
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      31,260      1,564,563
------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                    65,570      2,363,143
------------------------------------------------------------------------
UnitedHealth Group Inc.                            97,771      5,253,236
------------------------------------------------------------------------
WellPoint Inc.(a)                                  19,560      1,539,176
========================================================================
                                                              15,441,851
========================================================================

MOTORCYCLE MANUFACTURERS-0.60%

Harley-Davidson, Inc.                              31,100      2,191,617
========================================================================

MOVIES & ENTERTAINMENT-0.36%

Walt Disney Co. (The)                              37,980      1,301,575
========================================================================

MULTI-LINE INSURANCE-1.94%

Genworth Financial Inc.-Class A                    86,300      2,952,323
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      26,700      2,491,377
------------------------------------------------------------------------
Loews Corp.                                        39,500      1,638,065
========================================================================
                                                               7,081,765
========================================================================

OIL & GAS DRILLING-0.25%

Unit Corp.(a)                                      18,800        910,860
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.51%

Core Laboratories N.V. (Netherlands)(a)            16,800      1,360,800
------------------------------------------------------------------------
Tidewater Inc.                                     10,010        484,084
========================================================================
                                                               1,844,884
========================================================================

OIL & GAS REFINING & MARKETING-0.10%

Valero Energy Corp.                                 7,100        363,236
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-7.18%

Bank of America Corp.                             159,090      8,493,815
------------------------------------------------------------------------
Citigroup Inc.                                    284,360     15,838,852
------------------------------------------------------------------------
JPMorgan Chase & Co.                               38,900      1,878,870
========================================================================
                                                              26,211,537
========================================================================

PACKAGED FOODS & MEATS-1.03%

General Mills, Inc.                                65,260      3,758,976
========================================================================

PERSONAL PRODUCTS-0.28%

USANA Health Sciences, Inc.(a)(b)                  19,640      1,014,602
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


PHARMACEUTICALS-5.42%

AstraZeneca PLC-ADR (United Kingdom)               20,200   $  1,081,710
------------------------------------------------------------------------
Johnson & Johnson                                 139,005      9,177,110
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      37,040        589,677
------------------------------------------------------------------------
Merck & Co. Inc.                                  120,150      5,238,540
------------------------------------------------------------------------
Pfizer Inc.                                       143,300      3,711,470
========================================================================
                                                              19,798,507
========================================================================

PROPERTY & CASUALTY INSURANCE-4.36%

ACE Ltd.                                           20,300      1,229,571
------------------------------------------------------------------------
Allstate Corp. (The)                               55,010      3,581,701
------------------------------------------------------------------------
Ambac Financial Group, Inc.                        41,176      3,667,547
------------------------------------------------------------------------
Chubb Corp. (The)                                 104,730      5,541,264
------------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                      21,100        822,267
------------------------------------------------------------------------
SAFECO Corp.                                        7,480        467,874
------------------------------------------------------------------------
W. R. Berkley Corp.                                18,410        635,329
========================================================================
                                                              15,945,553
========================================================================

PUBLISHING-0.68%

McGraw-Hill Cos., Inc. (The)                       36,700      2,496,334
========================================================================

REGIONAL BANKS-0.77%

Cullen/Frost Bankers, Inc.                         33,800      1,886,716
------------------------------------------------------------------------
Nara Bancorp, Inc.                                 44,200        924,664
========================================================================
                                                               2,811,380
========================================================================

RESTAURANTS-1.98%

Darden Restaurants, Inc.                           28,430      1,142,033
------------------------------------------------------------------------
Jack in the Box Inc.(a)                            40,940      2,498,978
------------------------------------------------------------------------
Yum! Brands, Inc.                                  61,100      3,592,680
========================================================================
                                                               7,233,691
========================================================================

SEMICONDUCTOR EQUIPMENT-0.00%

Verigy Ltd. (Singapore)(c)                              1             13
========================================================================

SEMICONDUCTORS-0.21%

Intel Corp.                                        38,300        775,575
========================================================================

SPECIALIZED CONSUMER SERVICES-0.80%

Jackson Hewitt Tax Service Inc.                    37,010      1,257,230
------------------------------------------------------------------------
Steiner Leisure Ltd.(a)                            36,500      1,660,750
========================================================================
                                                               2,917,980
========================================================================

SPECIALIZED FINANCE-0.35%

CIT Group, Inc.                                    23,032      1,284,495
========================================================================

STEEL-1.51%

IPSCO, Inc. (Canada)                               20,050      1,882,093
------------------------------------------------------------------------
Nucor Corp.                                        56,600      3,093,756
------------------------------------------------------------------------
Steel Dynamics, Inc.                               16,720        542,564
========================================================================
                                                               5,518,413
========================================================================

AIM Select Equity Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

SYSTEMS SOFTWARE-1.79%

BMC Software, Inc.(a)                              17,630   $    567,686
------------------------------------------------------------------------
MICROS Systems, Inc.(a)                            10,700        563,890
------------------------------------------------------------------------
Microsoft Corp.                                   121,790      3,636,649
------------------------------------------------------------------------
Oracle Corp.(a)                                   103,700      1,777,418
========================================================================
                                                               6,545,643
========================================================================

TECHNOLOGY DISTRIBUTORS-1.34%

CDW Corp.                                          69,402      4,880,349
========================================================================

THRIFTS & MORTGAGE FINANCE-0.23%

MGIC Investment Corp.                              13,290        831,157
========================================================================

TOBACCO-1.49%

Altria Group, Inc.                                 21,750      1,866,585
------------------------------------------------------------------------
Loews Corp.-Carolina Group                         16,570      1,072,411
------------------------------------------------------------------------
Reynolds American Inc.                             32,400      2,121,228
------------------------------------------------------------------------
Vector Group Ltd.(b)                               21,939        389,417
========================================================================
                                                               5,449,641
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.27%

WESCO International, Inc.(a)                       16,660        979,775
========================================================================

TRUCKING-0.60%

Arkansas Best Corp.                                36,670      1,320,120
------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.               41,990        872,132
========================================================================
                                                               2,192,252
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $281,526,356)                          351,863,847
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


MONEY MARKET FUNDS-4.04%

Liquid Assets Portfolio-Institutional
  Class(d)                                      7,367,459   $  7,367,459
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        7,367,459      7,367,459
========================================================================
    Total Money Market Funds (Cost
      $14,734,918)                                            14,734,918
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.36% (Cost
  $296,261,274)                                              366,598,765
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.03%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                   3,767,100      3,767,100
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $3,767,100)                                        3,767,100
========================================================================
TOTAL INVESTMENTS-101.39% (Cost $300,028,374)                370,365,865
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.39)%                         (5,062,240)
========================================================================
NET ASSETS-100.00%                                          $365,303,625
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at December 31, 2006.
(c) Non-income producing security acquired through a corporate action.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:

Investments, at value (cost $281,526,356)*     $351,863,847
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $18,502,018)                             18,502,018
===========================================================
    Total investments (cost $300,028,374)       370,365,865
===========================================================
Cash                                                 36,431
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  158,343
-----------------------------------------------------------
  Dividends                                         420,995
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               82,997
-----------------------------------------------------------
Other assets                                         22,267
===========================================================
    Total assets                                371,086,898
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          1,508,514
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                127,230
-----------------------------------------------------------
  Collateral upon return of securities loaned     3,767,100
-----------------------------------------------------------
Accrued distribution fees                           145,298
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,286
-----------------------------------------------------------
Accrued transfer agent fees                         146,603
-----------------------------------------------------------
Accrued operating expenses                           84,242
===========================================================
    Total liabilities                             5,783,273
===========================================================
Net assets applicable to shares outstanding    $365,303,625
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $360,120,500
-----------------------------------------------------------
Undistributed net investment income (loss)         (114,862)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (65,039,504)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     70,337,491
===========================================================
                                               $365,303,625
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $259,816,743
___________________________________________________________
===========================================================
Class B                                        $ 85,521,192
___________________________________________________________
===========================================================
Class C                                        $ 19,965,690
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,314,353
___________________________________________________________
===========================================================
Class B                                           4,603,483
___________________________________________________________
===========================================================
Class C                                           1,076,372
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      21.10
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $21.10divided
      by94.50%                                 $      22.33
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      18.58
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      18.55
___________________________________________________________
===========================================================

* At December 31, 2006, securities with an aggregate value of $3,672,037 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Equity Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $33,100)       $ 5,075,832
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $12,986)                           538,565
-------------------------------------------------------------------------
Interest                                                            3,578
=========================================================================
    Total investment income                                     5,617,975
=========================================================================

EXPENSES:

Advisory fees                                                   2,552,758
-------------------------------------------------------------------------
Administrative services fees                                      104,282
-------------------------------------------------------------------------
Custodian fees                                                     31,956
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         630,812
-------------------------------------------------------------------------
  Class B                                                         934,593
-------------------------------------------------------------------------
  Class C                                                         206,571
-------------------------------------------------------------------------
Transfer agent fees                                             1,301,517
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          25,790
-------------------------------------------------------------------------
Other                                                             249,871
=========================================================================
    Total expenses                                              6,038,150
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (66,637)
=========================================================================
    Net expenses                                                5,971,513
=========================================================================
Net investment income (loss)                                     (353,538)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $211,634)                            37,579,867
-------------------------------------------------------------------------
  Option contracts written                                        222,573
=========================================================================
                                                               37,802,440
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    8,594,908
=========================================================================
Net gain from investment securities and option contracts       46,397,348
=========================================================================
Net increase in net assets resulting from operations          $46,043,810
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (353,538)   $ (1,966,358)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             37,802,440      69,678,599
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and options contracts                  8,594,908     (50,186,478)
==========================================================================================
    Net increase in net assets resulting from operations        46,043,810      17,525,763
==========================================================================================
Share transactions-net:
  Class A                                                      (32,579,637)    (45,443,426)
------------------------------------------------------------------------------------------
  Class B                                                      (31,693,986)    (46,135,865)
------------------------------------------------------------------------------------------
  Class C                                                       (5,368,932)     (7,734,281)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (69,642,555)    (99,313,572)
==========================================================================================
    Net increase (decrease) in net assets                      (23,598,745)    (81,787,809)
==========================================================================================

NET ASSETS:

  Beginning of year                                            388,902,370     470,690,179
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(114,862) and $(106,381), respectively)        $365,303,625    $388,902,370
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that

AIM Select Equity Fund

     are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. COVERED CALL OPTIONS -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund

AIM Select Equity Fund

     realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2006, AIM waived advisory fees of $37,734.

    At the request of the Trustees of the Trust, AMVESCAP PLC("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $3,852.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended December 31, 2006, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended December 31, 2006, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Select Equity Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2006, ADI advised the Fund that it retained $46,293 in front-end sales commissions from the sale of Class A shares and $2, $45,392 and $655 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,977,525      $ 35,503,482      $ (34,113,548)        $   --         $ 7,367,459     $262,635       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        21,733,041        (14,365,582)            --           7,367,459      145,983           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,977,525        18,703,362        (24,680,887)            --                  --      116,961           --
==================================================================================================================================
  Subtotal        $11,955,050      $ 75,939,885      $ (73,160,017)        $   --         $14,734,918     $525,579       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 1,402,365      $ 66,256,796      $ (63,892,061)        $   --         $ 3,767,100     $ 12,986       $   --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $13,357,415      $142,196,681      $(137,052,078)        $   --         $18,502,018     $538,565       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2006, the Fund engaged in securities sales of $2,468,960, which resulted in net realized gains of $211,634, and securities purchases of $2,141,990.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended December 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $25,051.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan

AIM Select Equity Fund

that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2006, the Fund paid legal fees of $5,109 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At December 31, 2006, securities with an aggregate value of $3,672,037 were on loan to brokers. The loans were secured by cash collateral of $3,767,100 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended December 31, 2006, the Fund received dividends on cash collateral investments of $12,986 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         2,970        235,715
------------------------------------------------------------------------------------
Expired                                                          (185)       (13,142)
------------------------------------------------------------------------------------
Exercised                                                      (2,785)      (222,573)
====================================================================================
End of period                                                      --      $      --
____________________________________________________________________________________
====================================================================================

AIM Select Equity Fund

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:


There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2006 and 2005.


TAX COMPONENTS OF NET ASSETS:


As of December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Net unrealized appreciation-investments                         $ 69,876,502
----------------------------------------------------------------------------
Temporary book/tax differences                                      (114,862)
----------------------------------------------------------------------------
Capital loss carryforward                                        (64,578,515)
----------------------------------------------------------------------------
Shares of beneficial interest                                    360,120,500
============================================================================
  Total net assets                                              $365,303,625
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $38,215,420 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                                $17,786,201
-----------------------------------------------------------------------------
December 31, 2011                                                 46,792,314
=============================================================================
Total capital loss carryforward                                  $64,578,515
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2006 was $257,755,840 and $329,421,267, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $73,187,460
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,310,958)
===============================================================================
Net unrealized appreciation of investment securities               $69,876,502
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $300,489,363.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2006, undistributed net investment income (loss) was increased by $345,057, and shares of beneficial interest decreased by $345,057. This reclassification had no effect on the net assets of the Fund.

AIM Select Equity Fund

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED
                                                                                    DECEMBER 31,
                                                              --------------------------------------------------------
                                                                         2006                          2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        911,141    $ 18,233,072       780,120    $ 13,761,890
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        324,950       5,630,460       498,217       7,793,624
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        152,658       2,632,956       193,899       3,028,919
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        641,457      12,530,727     1,121,759      19,623,817
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (725,646)    (12,530,727)   (1,259,304)    (19,623,817)
======================================================================================================================
Reacquired:
  Class A                                                     (3,252,189)    (63,343,436)   (4,470,464)    (78,829,133)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,443,232)    (24,793,719)   (2,192,148)    (34,305,672)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (467,646)     (8,001,888)     (688,802)    (10,763,200)
======================================================================================================================
                                                              (3,858,507)   $(69,642,555)   (6,016,723)   $(99,313,572)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending December 31, 2007.

NOTE 15--SIGNIFICANT EVENT

The Board of Trustees of the Trust unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all of the assets of AIM Opportunities II Fund and AIM Opportunities III Fund ("Selling Funds"), a series of AIM Special Opportunities Funds. Upon closing of the Agreement, shareholders of Selling Funds will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Funds, and Selling Funds will cease operations.

    The Agreement requires approval of Selling Funds' shareholders. Selling Funds will submit the Agreement to shareholders for their consideration at a meeting to be held on or about March 15, 2007. If approved by Selling Funds' shareholders, the Agreement is expected to be consummated shortly thereafter.

AIM Select Equity Fund


NOTE 16--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2006              2005        2004           2003        2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  18.55          $  17.65    $  15.50       $  11.97    $  17.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.03             (0.04)      (0.06)(b)      (0.09)      (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.52              0.94        2.21           3.62       (4.97)
===============================================================================================================================
    Total from investment operations                              2.55              0.90        2.15           3.53       (5.03)
===============================================================================================================================
Net asset value, end of period                                $  21.10          $  18.55    $  17.65       $  15.50    $  11.97
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                  13.75%             5.10%      13.87%         29.49%     (29.59)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $259,817          $259,946    $292,681       $288,976    $250,666
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           1.40%(d)(e)       1.39%       1.38%(e)       1.47%       1.32%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.14%(d)         (0.21)%     (0.40)%(b)     (0.65)%     (0.45)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             72%               91%         38%            69%         86%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.51)%, respectively, for the year ended December 31, 2004.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $252,324,859.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41% and 1.40% for the years ended December 31, 2006 and 2004, respectively.

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                               2006              2005        2004           2003        2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 16.46          $  15.78    $  13.96       $  10.86    $  15.54
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.11)            (0.15)      (0.17)(b)      (0.17)      (0.16)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.23              0.83        1.99           3.27       (4.52)
==============================================================================================================================
    Total from investment operations                             2.12              0.68        1.82           3.10       (4.68)
==============================================================================================================================
Net asset value, end of period                                $ 18.58          $  16.46    $  15.78       $  13.96    $  10.86
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                 12.88%             4.31%      13.04%         28.55%     (30.12)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $85,521          $106,097    $148,300       $198,148    $214,709
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                          2.15%(d)(e)       2.14%       2.13%(e)       2.22%       2.07%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.61)%(d)        (0.96)%     (1.15)%(b)     (1.40)%     (1.20)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            72%               91%         38%            69%         86%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively, for the year ended December 31, 2004.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $93,459,331.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.16% and 2.15% for the years ended December 31, 2006 and 2004, respectively.

AIM Select Equity Fund

                                                                                        CLASS C
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2006             2005       2004          2003       2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 16.43          $ 15.75    $ 13.94       $ 10.84    $ 15.52
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.11)           (0.15)     (0.17)(b)     (0.17)     (0.16)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.23             0.83       1.98          3.27      (4.52)
==========================================================================================================================
    Total from investment operations                             2.12             0.68       1.81          3.10      (4.68)
==========================================================================================================================
Net asset value, end of period                                $ 18.55          $ 16.43    $ 15.75       $ 13.94    $ 10.84
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                 12.90%            4.32%     12.98%        28.60%    (30.15)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $19,966          $22,860    $29,710       $33,585    $32,558
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.15%(d)(e)      2.14%      2.13%(e)      2.22%      2.07%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.61)%(d)       (0.96)%    (1.15)%(b)    (1.40)%    (1.20)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            72%              91%        38%           69%        86%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively, for the year ended December 31, 2004.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $20,657,120.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.16% and 2.15% for the years ended December 31, 2006 and 2004, respectively.

NOTE 17--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

AIM Select Equity Fund

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Select Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Funds Group and Shareholders of AIM Select Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Select Equity Fund (one of the funds constituting AIM Funds Group hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

February 20, 2007
Houston, Texas

AIM Select Equity Fund

TAX INFORMATION

NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 were 7.45%, 6.95%, 5.63% and 5.47%, respectively.

AIM Select Equity Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Funds Group (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 110 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007        Director, Chief Executive Officer and     None
  Trustee                                     President, AMVESCAP PLC (parent of AIM
                                              and a global investment management
                                              firm); Chairman, A I M Advisors, Inc.
                                              (registered investment advisor); and
                                              Director, Chairman, Chief Executive
                                              Officer and President, AVZ Inc. (holding
                                              company); INVESCO North American
                                              Holdings, Inc. (holding company);
                                              Chairman and President, AMVESCAP Group
                                              Services, Inc. (service provider);
                                              Trustee, The AIM Family of Funds(R);
                                              Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: President, Co-Chief Executive
                                              Officer, Co-President, Chief Operating
                                              Officer and Chief Financial Officer,
                                              Franklin Resources, Inc. (global
                                              investment management organization)
--------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1992        Director and Chairman, A I M Management   None
  Trustee and Vice Chair                      Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC; Chairman, AMVESCAP
                                              PLC -- AIM Division (parent of AIM and a
                                              global investment management firm) and
                                              Trustee and Vice Chair of The AIM Family
                                              of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management
                                              Company (registered broker dealer);
                                              Chief Executive Officer, AMVESCAP
                                              PLC -- Managed Products; and President
                                              and Principal Executive Officer of The
                                              AIM Family of Funds--Registered
                                              Trademark--
--------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006        Director, Chief Executive Officer and     None
  Trustee, President and                      President, A I M Management Group Inc.,
  Principal                                   AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                           broker dealer), AIM Funds Management
                                              Inc. (registered investment advisor) and
                                              1371 Preferred Inc. (holding company);
                                              Director and President, A I M Advisors,
                                              Inc., INVESCO Funds Group, Inc.
                                              (registered investment advisor and
                                              register transfer agent) and AIM GP
                                              Canada Inc. (general partner for a
                                              limited partnership); Director, A I M
                                              Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and
                                              Chairman, AIM Investment Services, Inc.,
                                              Fund Management Company and INVESCO
                                              Distributors, Inc. (registered broker
                                              dealer); Director, President and
                                              Chairman, AVZ Callco Inc. (holding
                                              company); AMVESCAP Inc. (holding
                                              company) and AIM Canada Holdings Inc.
                                              (holding company); Director and Chief
                                              Executive Officer, AIM Trimark Corporate
                                              Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund
                                              company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company);
                                              Trustee, President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); and Manager,
                                              Powershares Capital Management LLC

                                              Formerly: President and Principal
                                              Executive Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice
                                              President and Chief Operations Officer,
                                              AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director,
                                              Trimark Trust (federally regulated
                                              Canadian Trust Company)
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993        Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                           (technology consulting company)           and Captaris, Inc. (unified
                                                                                        messaging provider)
--------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001        Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                               investment company
                                              Formerly: Partner, law firm of Baker &    (2 portfolios))
                                              McKenzie
--------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003        Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                     (investment banking firm); and Director,
                                              Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
--------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000        Director of a number of public and        None
  Trustee                                     private business corporations, including
                                              the Boss Group Ltd. (private investment
                                              and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment
                                              company (3 portfolios)); Annuity and
                                              Life Re (Holdings), Ltd. (insurance
                                              company); CompuDyne Corporation
                                              (provider of products and services to
                                              the public security market); and
                                              Homeowners of America Holding
                                              Corporation (property casualty company)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North
                                              America, Inc.; Senior Vice President, AB
                                              Volvo; and Director of various
                                              affiliated Volvo companies; and
                                              Director, Magellan Insurance Company
--------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997        Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                     Century Group, Inc. (government affairs   Education Fund
                                              company); and Owner, Dos Angelos Ranch,   (non-profit)
                                              L.P.
                                              Formerly: Chief Executive Officer,
                                              Texana Timber LP (sustainable forestry
                                              company)

--------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993        Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
  Trustee                                     Naftalis and Frankel LLP                  investment company
                                                                                        (3 portfolios))
--------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998        Formerly: Chief Executive Officer, YWCA   None
  Trustee                                     of the USA
--------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1992        Partner, law firm of Pennock & Cooper     None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005        Retired                                   Director, Mainstay VP Series
  Trustee                                     Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Select Equity Fund

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005        Senior Vice President and Senior Officer  N/A
  Senior Vice President and                   of The AIM Family of Funds--Registered
  Senior Officer                              Trademark--
                                              Formerly: Director of Compliance and
                                              Assistant General Counsel, ICON
                                              Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and
                                              Director of Compliance, ALPS Mutual
                                              Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006        Director, Senior Vice President,          N/A
  Senior Vice President, Chief                Secretary and General Counsel, A I M
  Legal Officer and Secretary                 Management Group Inc. and A I M
                                              Advisors, Inc.; Director, Vice President
                                              and Secretary, INVESCO Distributors,
                                              Inc.; Vice President and Secretary,
                                              A I M Capital Management, Inc., AIM
                                              Investment Services, Inc., and Fund
                                              Management Company; Senior Vice
                                              President and Secretary, A I M
                                              Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.;
                                              Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family
                                              of Funds--Registered Trademark--; and
                                              Manager, Powershares Capital Management
                                              LLC

                                              Formerly: Chief Operating Officer,
                                              Senior Vice President, General Counsel,
                                              and Secretary, Liberty Ridge Capital,
                                              Inc. (an investment adviser); Vice
                                              President and Secretary, PBHG Funds (an
                                              investment company); Vice President and
                                              Secretary, PBHG Insurance Series Fund
                                              (an investment company); General Counsel
                                              and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief
                                              Operating Officer, General Counsel and
                                              Secretary, Old Mutual Investment
                                              Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund
                                              Services (an administrator); General
                                              Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder
                                              servicing center); Executive Vice
                                              President, General Counsel and
                                              Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds
                                              (an investment company)
--------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004        Global Compliance Director, AMVESCAP      N/A
  Vice President                              PLC; and Vice President of The AIM
                                              Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, A I M
                                              Management Group Inc. (financial
                                              services holding company); Senior Vice
                                              President and Chief Compliance Officer,
                                              A I M Advisors, Inc. and The AIM Family
                                              of Funds--Registered Trademark--; Vice
                                              President and Chief Compliance Officer,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Vice President, AIM
                                              Investment Services, Inc. and Fund
                                              Management Company; Senior Vice
                                              President and Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; and Senior Vice President
                                              and Compliance Director, Delaware
                                              Investments Family of Funds
--------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003        Senior Vice President and General
  Vice President                              Counsel, AMVESCAP PLC; Director, INVESCO
                                              Funds Group, Inc.; and Vice President of
                                              The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Vice President and    N/A
                                              General Counsel, Fund Management
                                              Company; Director, Senior Vice
                                              President, Secretary and General
                                              Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Director and Vice
                                              President, INVESCO Distributors, Inc.;
                                              Senior Vice President, A I M
                                              Distributors, Inc.; Vice President,
                                              A I M Capital Management, Inc. and AIM
                                              Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and
                                              Secretary of The AIM Family of
                                              Funds--Registered Trademark--; Chief
                                              Executive Officer and President, INVESCO
                                              Funds Group, Inc.; and Senior Vice
                                              President, and General Counsel, Liberty
                                              Financial Companies, Inc. and Senior
                                              Vice President and General Counsel
                                              Liberty Funds Group, LLC
--------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004        Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                   Advisors, Inc.; and Vice President,
  Financial Officer and                       Treasurer and Principal Officer of The
  Treasurer                                   AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Senior Vice President, AIM
                                              Investment Services, Inc.; and Vice
                                              President, A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992        Director of Cash Management, Managing     N/A
  Vice President                              Director and Chief Cash Management
                                              Officer, A I M Capital Management, Inc;
                                              Director and President, Fund Management
                                              Company; and Vice President, A I M
                                              Advisors, Inc. and The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); and
                                              President and Principal Executive
                                              Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust Only)
                                              Formerly: Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005        Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                       Officer, A I M Advisors, Inc., A I M
  Compliance Officer                          Capital Management, Inc., A I M
                                              Distributors, Inc., AIM Investment
                                              Services, Inc., AIM Private Asset
                                              Management, Inc., Fund Management
                                              Company and The AIM Family of
                                              Funds--Registered Trademark--
                                              Formerly: Manager of the Fraud
                                              Prevention Department, AIM Investment
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006        Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                    Group Inc.; Senior Vice President and
                                              Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief
                                              Compliance Officer, A I M Capital
                                              Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc. and Fund Management
                                              Company

                                              Formerly: Global Head of Product
                                              Development, AIG-Global Investment
                                              Group, Inc.; Chief Compliance Officer
                                              and Deputy General Counsel,
                                              AIG-SunAmerica Asset Management; and
                                              Chief Compliance Officer, Chief
                                              Operating Officer and Deputy General
                                              Counsel, American General Investment
                                              Management
--------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:

-    save your Fund the cost of printing and postage.

-    reduce the amount of paper you receive.

-    gain access to your documents faster by not waiting for the mail.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and complete the consent process.

If used after April 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment Services, Inc. is the transfer agent for the products and services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $463 billion in assets under management as of December 31, 2006.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

This AIM service is provided by AIM Investment Services, Inc.

AIMinvestments.com   SEQ-AR-1   A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                           -- REGISTERED TRADEMARK --

                                                 College   Separately
Mutual     Exchange-    Retirement               Savings     Managed    Offshore      Cash
Funds    Traded Funds    Products    Annuities    Plans     Accounts    Products   Management

                             [AIM INVESTMENTS LOGO]
                           -- REGISTERED TRADEMARK --

                            AIM Small Cap Equity Fund

                Annual Report to Shareholders - December 31, 2006

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Small Cap

Table of Contents

Supplemental Information ................................................      2
Letters to Shareholders .................................................      3
Performance Summary .....................................................      5
Management Discussion ...................................................      5
Fund Expenses ...........................................................      7
Long-term Fund Performance ..............................................      8
Approval of Advisory Agreement ..........................................     10
Schedule of Investments .................................................    F-1
Financial Statements ....................................................    F-5
Notes to Financial Statements ...........................................    F-8
Financial Highlights ....................................................   F-15
Auditor's Report ........................................................   F-19
Tax Disclosures .........................................................   F-20
Trustees and Officers ...................................................   F-21

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]      [GRAPHIC]       [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/     [SECTOR
 EQUITY]    GLOBAL EQUITY]      EQUITY]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

 [FIXED       [ALLOCATION     [DIVERSIFIED
 INCOME]      SOLUTIONS]       PORTFOLIOS]

[AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Small Cap Equity Fund

AIM SMALL CAP EQUITY FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

- Unless otherwise stated, information presented in this report is as of December 31, 2006, and is based on total net assets.

About share classes

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

- Class R shares are available only to certain retirement plans. Please see the prospectus for more information.

Principal risks of investing in the Fund

- Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

- Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

- Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- The value of convertible securities in which the Fund invests may be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.

- Because a large percentage of the Fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

- Although the Fund's return during certain periods was positively impacted by its investments in initial public offerings (IPOs), there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

About indexes used in this report

- The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

- The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 600 STOCKS (the S&P 600 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of the small company segment of the U.S. stock market.

- The unmanaged Russell 2000 --REGISTERED TRADEMARK-- Index represents the performance of the stocks of small-capitalization companies. The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

- The unmanaged LIPPER SMALL-CAP CORE FUNDS INDEX represents an average of the performance of the 30 largest small-capitalization core equity funds tracked by Lipper Inc., an independent mutual fund performance monitor.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

- Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

- The returns shown in the Management's Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

- The Chartered Financial Analyst --REGISTERED TRADEMARK-- (CFA --REGISTERED TRADEMARK--) designation is a globally recognized standard for measuring the competence and integrity of investment professionals.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling

Continued on page 9

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FUND NASDAQ SYMBOLS

Class A Shares   SMEAX
Class B Shares   SMEBX
Class C Shares   SMECX
Class R Shares   SMERX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Small Cap Equity Fund

                                 [TAYLOR PHOTO]

                                 Philip Taylor

Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the year ended December 31, 2006, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

     In the United States and around the globe, most major stock market indexes rose in 2006. U.S. stocks benefited from continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve, among other factors. Global markets also enjoyed a good year, while all major fixed-income indexes produced positive annual returns.

     As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

     To provide you even more investment options, we recently launched AIM Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

     At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

     I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

OUR COMMITMENT TO YOU

While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

     All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

Sincerely,


/s/ Philip Taylor
-------------------------------------
Philip Taylor
President - AIM Funds
CEO, AIM Investments

February 9, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. AIM Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Small Cap Equity Fund

                                [CROCKETT PHOTO]

                               Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

     In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

     On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

     Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

     While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

     Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

     I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,


/S/ BRUCE L. CROCKETT
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

February 9, 2007

(1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

(2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM Small Cap Equity Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the year ended December 31, 2006, AIM Small Cap Equity Fund, excluding applicable sales charges, had positive returns and outperformed the broad market, as measured by the S&P 500 Index. The Fund underperformed its style-specific index, the Russell 2000 Index, as outperformance in some sectors was offset by underperformance in other sectors.

     Solid stock selection and strong performance by small-cap stocks enabled the Fund to outperform the large-cap oriented S&P 500 Index.

     Your Fund's long-term performance appears on pages 8-9.

FUND VS. INDEXES

Total returns, 12/31/05-12/31/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                         16.83%
Class B Shares                                         15.90
Class C Shares                                         16.00
Class R Shares                                         16.47
S&P 500 Index (Broad Market Index)                     15.78
Russell 2000 Index (Style-Specific Index)              18.37
Lipper Small-Cap Core Funds Index (Peer Group Index)   13.70

SOURCE: LIPPER INC.

HOW WE INVEST

We focus on small-cap companies with visible and long-term growth opportunities, as demonstrated by consistent and accelerating earnings growth. Our investment philosophy involves:

PORTFOLIO CONSTRUCTION: We align the fund with the S&P 600 Index, the benchmark we believe represents the small-cap-core asset class. We seek to control risk by keeping the Fund's sector weightings in line with the benchmark by staying fully diversified in all those sectors.

STOCK SELECTION: We select stocks based on an analysis of individual companies. Our three-step selection process includes:

1. Fundamental analysis. Building financial models and conducting in-depth interviews with company management.

2. Valuation analysis. Identifying attractively valued stocks given their growth potential over a one- to two-year horizon.

3. Technical analysis. Identifying the "timeliness" of a stock purchase. We review trading volume characteristics and trend analysis to make sure there are no signs of stock deterioration. This also serves as a risk management measure that helps us confirm our high conviction candidates.

     We consider selling or trimming a stock when:

-    The company's fundamental business prospects deteriorate

-    A stock hits its target price

-    The company's technical profile deteriorates

MARKET CONDITIONS AND YOUR FUND

Domestic equities posted solid returns in 2006, leaving several major market indexes near multi-year highs. Strong economic growth, favorable corporate earnings results and continued benign inflation benefited equities, offsetting high energy prices, a slowing housing market and the U.S. Federal Reserve Board's (the Fed) tightening campaign.

     Although mixed signals from the Fed created some market volatility in May and June, the market began to rally when the Fed left interest rates unchanged at several meetings beginning in August. In addition, the price of crude oil and other commodities stabilized, fostering optimism that a hard landing for the U.S. economy could be avoided. While small-cap stocks continued to lead the market higher, large- and mid-cap stocks also had double-digit returns. Additionally, value stocks outperformed growth stocks. Positive perform-

                                                                     (continued)

PORTFOLIO COMPOSITION

By sector
Financials                      17.9%
Information Technology          17.6
Industrials                     17.5
Consumer Discretionary          12.4
Health Care                     11.2
Energy                           7.3
Materials                        6.0
Consumer Staples                 4.0
Telecommunication Services       1.9
Utilities                        1.8
Money Market Funds Plus
Other Assets Less Liabilities    2.4

TOP FIVE INDUSTRIES*

1. Regional Banks                   5.8%
2. Semiconductors                   4.5
3. Property                         4.3
   & Casualty Insurance             4.3
4. Application Software             4.0
5. Restaurants                      3.7
Total Net Assets                $474.27 million
Total Number of Holdings*           117

TOP 10 EQUITY HOLDINGS*

1.  NTELOS Holdings Corp.          1.4%
2.  Philadelphia Consolidated
    Holding Co.                    1.3
3.  Phase Forward Inc.             1.3
4.  Pinnacle Entertainment, Inc.   1.2
5.  DJO Inc.                       1.2
6.  Snap-On Inc.                   1.2
7.  FMC Corp.                      1.2
8.  UAP Holding Corp.              1.2
9.  Compass Minerals
    International, Inc.            1.2
10. H.B. Fuller Co.                1.2

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

AIM Small Cap Equity Fund

ance was broad among Russell 2000 Index sectors, with the best returns found in materials, telecommunication services and consumer staples.

     The Fund benefited from positive absolute performance in all 10 economic sectors, with the highest positive impact on performance coming from holdings in the financials, industrials and consumer discretionary sectors. On a relative basis, the Fund performed in line with the Russell 2000 Index, as outperformance in several sectors was offset by underperformance in other sectors.

     The Fund outperformed the Russell 2000 Index by the widest margin in the financials sector, primarily due to solid stock selection. We had particular success with a number of bank stocks, including HANCOCK HOLDINGS, a leading provider of commercial and consumer banking services along the Gulf coast of Mississippi and Louisiana. This bank has benefited from strong earnings growth as a result of increased deposits associated with the rebuilding efforts along the Gulf coast. Commercial real estate services provider JONES LANG LASALLE also made a significant contribution to Fund performance. This company delivered strong results in all business segments, exceeding sales and earnings expectations in several consecutive quarters. Other areas of strength included diversified financials and insurance.

     The Fund also outperformed its style-specific index in the consumer discretionary sector due to stock selection in the retailing and consumer services industries. Fund holding GYMBOREE, a children's apparel retailer, was up over 65% during the year as the company's strategy to broaden its assortment of merchandise led to strong sales growth. Other retailing holdings that made key contributions included TOO, which we sold, and CACHE. In the consumer services industry, Gulf coast casino operator PINNACLE ENTERTAINMENT was a key contributor to performance, as the company generated strong revenue growth from a combination of the successful opening of a new upscale facility in Lake Charles, Lousiana, with the closing of several competiting facilities in the area.

     The Fund also benefited from strong stock selection in the industrials sector. In the capital goods industry, crane manufacturer MANITOWOC was the top contributor to overall Fund performance during the year. The company's significant global presence positioned it to benefit from the worldwide acceleration in non-residential construction activity. However, we sold our position in the company before the close of the year. One other holding that performed well was PEOPLESUPPORT, a company that provides outsourced customer care through a call center in the Philippines. The company benefited from solid growth in market share because it had a significant cost advantage over its key competitors.

     The Fund underperformed relative to the Russell 2000 Index by the largest margin in the information technology (IT) and materials sectors. In the IT sector, Fund performance was hindered by several software holdings, including BISYS. BISYS was negatively affected when the company reported disappointing results and lowered earnings guidance for 2007. Despite the pullback, we continued to maintain a position in the stock for several reasons, including its attractive valuation. One other area of weakness was the semiconductor industry, where NEXTEST, DSP GROUP and SEMTECH detracted from performance. However, some of this underperformance in these two industries was offset by strong stock selection in the hardware industry.

     In the materials sector, underperformance versus the Russell 2000 Index was due to both stock selection and an underweight position in metals and mining stocks. Many of these stocks had strong performance during the reporting period.

     The most significant changes to overall positioning of the Fund included additions in the materials, telecommunication services and consumer discretionary sectors and reductions in the financials and IT sectors. All changes to the Fund were based on our bottom-up stock selection process of identifying high quality growth companies trading at what we believe are attractive valuations.

IN CLOSING

Although we are pleased to have provided positive returns for our investors for the reporting period, we are always striving to improve performance. We thank you for your commitment to AIM Small Cap Equity Fund.

The views and opinions expressed in management's discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

     See important Fund and index disclosures on the inside front cover.

                                 [ELLIS PHOTO]

                                  Juliet Ellis

Chartered Financial Analyst, senior portfolio manager, is lead manager of AIM Small Cap Equity Fund. Ms. Ellis joined AIM in 2004. She previously served as senior portfolio manager of two small-cap funds for another company and was responsible for the management of more than $2 billion in assets. Ms. Ellis began her investment career in 1981 as a financial consultant. She is a Cum Laude and Phi Beta Kappa graduate of Indiana University with a B.A. in economics and political science.

                               [HARTSFIELD PHOTO]

                                Juan Hartsfield

Chartered Financial Analyst, portfolio manager, is manager of AIM Small Cap Equity Fund. Prior to joining AIM in 2004, he began his investment career in 2000 as an equity analyst and most recently served as a portfolio manager. Mr. Hartsfield earned a B.S. in petroleum engineering from the University of Texas and his M.B.A. from the University of Michigan.

Assisted by the Small Cap Growth/Core Team

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8 AND
9.

AIM Small Cap Equity Fund

CALCULATING YOUR ONGOING FUND EXPENSES

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                              HYPOTHETICAL
                                                            (5% ANNUAL RETURN
                                  ACTUAL                     BEFORE EXPENSES)
                        ---------------------------   ---------------------------
          BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES    ANNUALIZED
SHARE   ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
CLASS      (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)     PERIOD(2)       RATIO
-----   -------------   -------------   -----------   -------------   -----------   ----------
A         $1,000.00       $1,068.90        $ 7.67       $1,017.80       $ 7.48         1.47%
B          1,000.00        1,064.90         11.55        1,014.01        11.27         2.22
C          1,000.00        1,064.90         11.55        1,014.01        11.27         2.22
R          1,000.00        1,067.20          8.96        1,016.53         8.74         1.72

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIM Small Cap Equity Fund

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

     This chart, which is a logarithmic chart, presents the fluctuations in the value of the Fund and its indexes. We believe that a logarithmic chart is more effective than other types of charts in illustrating changes in value during the early years shown in the chart. The vertical axis, the one that indicates the dollar value of an investment, is constructed with each segment representing a percent change in the value of the investment. In this chart, each segment represents a doubling, or 100% change, in the value of the investment. In other words, the space between $5,000 and $10,000 is the same size as the space between $10,000 and $20,000, and so on.

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 08/31/00

          AIM SMALL   AIM SMALL   AIM SMALL                         LIPPER
         CAP EQUITY  CAP EQUITY  CAP EQUITY                        SMALL-CAP
         FUND-CLASS  FUND-CLASS  FUND-CLASS  S&P 500    RUSSELL   CORE FUNDS
DATE      A SHARES    B SHARES    C SHARES    INDEX   2000 INDEX     INDEX
----     ----------  ----------  ----------  -------  ----------  ----------
8/31/00    $ 9450      $10000      $10000     $10000    $10000      $ 10000
   9/00      9308        9850        9850       9472      9706         9743
  10/00      9233        9760        9760       9432      9273         9450
  11/00      8193        8660        8660       8689      8321         8509
  12/00      8845        9340        9340       8732      9036         9335
   1/01      9280        9790        9790       9041      9506         9668
   2/01      8410        8870        8870       8217      8882         9054
   3/01      7985        8420        8420       7697      8448         8625
   4/01      8722        9191        9191       8295      9109         9313
   5/01      9251        9740        9740       8350      9333         9652
   6/01      9648       10160       10160       8147      9655         9951
   7/01      9384        9871        9871       8067      9132         9720
   8/01      9072        9541        9541       7562      8837         9448
   9/01      7985        8391        8391       6952      7648         8210
  10/01      8288        8702        8702       7084      8095         8698
  11/01      8883        9322        9322       7628      8722         9344
  12/01      9634       10113       10103       7695      9260        10000
   1/02      9530        9992        9992       7582      9164         9882
   2/02      9426        9883        9883       7436      8913         9618
   3/02     10325       10812       10812       7716      9629        10357
   4/02     10429       10913       10913       7248      9717        10408
   5/02     10211       10683       10683       7195      9286        10020
   6/02      9634       10073       10073       6683      8825         9459
   7/02      8046        8413        8403       6162      7492         8173
   8/02      8140        8503        8503       6202      7473         8217
   9/02      7374        7692        7692       5529      6936         7635
  10/02      7573        7902        7902       6015      7159         7906
  11/02      8036        8383        8383       6369      7798         8490
  12/02      7781        8113        8113       5995      7363         8077
   1/03      7573        7883        7883       5838      7160         7841
   2/03      7299        7593        7592       5750      6943         7596
   3/03      7497        7803        7803       5806      7033         7660
   4/03      8093        8413        8413       6284      7699         8298
   5/03      8783        9133        9133       6615      8526         9027
   6/03      9019        9373        9363       6699      8680         9235
   7/03      9596        9964        9963       6817      9223         9709
   8/03      9964       10345       10334       6950      9646        10129
   9/03      9785       10154       10154       6876      9468         9909
  10/03     10588       10985       10975       7265     10263        10688
  11/03     10928       11335       11325       7329     10627        11073
  12/03     11373       11775       11776       7713     10843        11381
   1/04     11694       12105       12096       7855     11314        11742
   2/04     11979       12395       12386       7964     11415        11946
   3/04     12083       12496       12486       7844     11522        12075
   4/04     11563       11946       11946       7721     10934        11660
   5/04     11724       12106       12096       7827     11108        11762
   6/04     12036       12427       12417       7979     11576        12264
   7/04     11156       11506       11507       7715     10797        11618
   8/04     10702       11026       11027       7746     10741        11516
   9/04     11128       11456       11457       7829     11245        12089
  10/04     11402       11737       11738       7949     11467        12287
  11/04     12205       12557       12547       8271     12461        13257
  12/04     12448       12795       12795       8552     12830        13471
   1/05     12030       12362       12362       8343     12295        13081
   2/05     12390       12733       12723       8519     12503        13386
   3/05     12127       12455       12445       8368     12145        13049
   4/05     11378       11672       11672       8210     11450        12345
   5/05     12088       12393       12383       8471     12199        13006
   6/05     12369       12682       12671       8483     12670        13450
   7/05     12933       13249       13237       8798     13472        14249
   8/05     12748       13053       13052       8718     13223        14117
   9/05     12923       13228       13217       8788     13264        14252
  10/05     12680       12970       12959       8642     12852        13814
  11/05     13351       13649       13639       8968     13476        14446
  12/05     13265       13548       13538       8972     13415        14490
   1/06     14260       14562       14551       9209     14617        15594
   2/06     14326       14608       14609       9234     14577        15490
   3/06     14716       15000       14989       9349     15284        16173
   4/06     14986       15265       15254       9474     15282        16294
   5/06     14651       14908       14910       9202     14424        15508
   6/06     14500       14747       14749       9214     14516        15402
   7/06     14110       14345       14346       9271     14044        14879
   8/06     14446       14679       14680       9491     14460        15174
   9/06     14597       14829       14830       9736     14580        15245
  10/06     15215       15439       15441      10053     15420        15982
  11/06     15691       15923       15913      10244     15825        16448
  12/06     15504       15693       15695      10387     15878        16475

SOURCE: LIPPER INC.

AIM Small Cap Equity Fund

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/06, including applicable sales charges

CLASS A SHARES
Inception (8/31/00)    7.17%
   5 Years             8.75
   1 Year             10.43

CLASS B SHARES
Inception (8/31/00)    7.37%
   5 Years             8.91
   1 Year             10.99

CLASS C SHARES
Inception (8/31/00)    7.38%
   5 Years             9.22
   1 Year             15.02

CLASS R SHARES
Inception              7.90%
   5 Years             9.72
   1 Year             16.47

CUMULATIVE TOTAL RETURNS

6 months ended 12/31/06, excluding applicable sales charges

Class A Shares        6.89%
Class B Shares        6.49
Class C Shares        6.49
Class R Shares        6.72

CLASS R SHARES' INCEPTION DATE IS JUNE 3, 2002. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL CLASS R SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS R SHARES) AT NET ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER RULE 12B-1FEES APPLICABLE TO CLASS R SHARES. CLASS A SHARES' INCEPTION DATE IS AUGUST 31, 2000.

     THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

Continued from inside front cover

202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM Small Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group (the "Board") oversees the management of AIM Small Cap Equity Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2006.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms' length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made a recommendation to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendation to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

     Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Small-Cap Core Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period and comparable to such Index for the three and five year periods. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Although the independent written evaluation of the Fund's Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

- Meetings with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) the same as the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund and below the effective advisory fee rate (before waivers) for a second mutual fund advised by AIM with investment strategies comparable to those of the Fund; (ii) the same as the effective advisory fee rate (before waivers) for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (iii) above the effective sub-advisory fee rate for one Canadian mutual fund sub-advised by an AIM affiliate with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

                                                                     (continued)

AIM Small Cap Equity Fund

- Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale, although the advisory fee waiver reflects economies of scale.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

Supplement to Annual Report Dated 12/31/06

AIM SMALL CAP EQUITY FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

NASDAQ SYMBOL   SMEIX

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/06

Inception       8.33%
   5 Years     10.25
   1 Year      17.55
   6 Months*    7.20

*    Cumulative total return that has not been annualized

INSTITUTIONAL CLASS SHARES' INCEPTION DATE IS APRIL 29, 2005 RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INSTITUTIONAL CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES) AT NET ASSET VALUE (NAV) AND REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES. CLASS A SHARES INCEPTION DATE IS AUGUST 31, 2000.

     INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES PRIMARILY DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE THE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMINVESTMENTS.COM                  SCE-INS-1           A I M Distributors, Inc.

                             [AIM INVESTMENTS LOGO]
                            -- REGISTERED TRADEMARK --

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000(for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense Ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006 appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                             HYPOTHETICAL
                                  ACTUAL                         (5% ANNUAL RETURN BEFORE EXPENSES)
                -------------------------------------------   ----------------------------------------
                  BEGINNING         ENDING       EXPENSES         ENDING        EXPENSES    ANNUALIZED
SHARE           ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
CLASS              (7/1/06)     (12/31/06)(1)    PERIOD(2)      (12/31/06)      PERIOD(2)      RATIO
-----           -------------   -------------   -----------   -------------   -----------   ----------
Institutional     $1,000.00       $1,072.00        $4.70        $1,020.67        $4.58         0.90%

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2006, through December 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AIMINVESTMENTS.COM                 SCE-INS-1              AIM Distributors, Inc.

AIM Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2006


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.63%

AEROSPACE & DEFENSE-1.11%

Curtiss-Wright Corp.                             142,323   $  5,277,337
=======================================================================

AIRLINES-0.38%

Allegiant Travel Co.(a)                           63,539      1,782,904
=======================================================================

APPAREL RETAIL-3.14%

Cache, Inc.(a)                                   188,073      4,746,963
-----------------------------------------------------------------------
Charming Shoppes, Inc.(a)                        319,747      4,326,177
-----------------------------------------------------------------------
Christopher & Banks Corp.                        151,911      2,834,659
-----------------------------------------------------------------------
Gymboree Corp. (The)(a)                           77,828      2,969,916
=======================================================================
                                                             14,877,715
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.51%

Fossil, Inc.(a)                                  107,148      2,419,402
=======================================================================

APPLICATION SOFTWARE-3.99%

Blackbaud, Inc.                                  140,261      3,646,786
-----------------------------------------------------------------------
Epicor Software Corp.(a)                         332,995      4,498,762
-----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                      138,320      4,971,221
-----------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)          125,558      4,089,424
-----------------------------------------------------------------------
Ultimate Software Group, Inc. (The)(a)            74,449      1,731,684
=======================================================================
                                                             18,937,877
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.00%

Affiliated Managers Group, Inc.(a)(b)             45,014      4,732,322
=======================================================================

AUTOMOTIVE RETAIL-1.04%

Midas, Inc.(a)                                   213,612      4,913,076
=======================================================================

BIOTECHNOLOGY-0.38%

Cubist Pharmaceuticals, Inc.(a)                   98,640      1,786,370
=======================================================================

BUILDING PRODUCTS-1.74%

Goodman Global, Inc.(a)                          271,960      4,677,712
-----------------------------------------------------------------------
NCI Building Systems, Inc.(a)                     68,791      3,559,934
=======================================================================
                                                              8,237,646
=======================================================================

CASINOS & GAMING-1.25%

Pinnacle Entertainment, Inc.(a)                  179,560      5,950,618
=======================================================================

COMMUNICATIONS EQUIPMENT-1.60%

Black Box Corp.                                   89,069      3,740,007
-----------------------------------------------------------------------
Packeteer, Inc.(a)                               283,971      3,862,006
=======================================================================
                                                              7,602,013
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-1.04%

Emulex Corp.(a)                                  251,684   $  4,910,355
=======================================================================

CONSTRUCTION & ENGINEERING-1.93%

Infrasource Services Inc.(a)                     236,750      5,154,048
-----------------------------------------------------------------------
URS Corp.(a)                                      92,765      3,974,980
=======================================================================
                                                              9,129,028
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.59%

BISYS Group, Inc. (The)(a)                       238,958      3,084,948
-----------------------------------------------------------------------
Wright Express Corp.(a)                          142,840      4,452,323
=======================================================================
                                                              7,537,271
=======================================================================

DIVERSIFIED CHEMICALS-1.20%

FMC Corp.                                         74,625      5,712,544
=======================================================================

DIVERSIFIED METALS & MINING-1.20%

Compass Minerals International, Inc.             179,757      5,673,131
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.03%

Genlyte Group Inc. (The)(a)                       62,578      4,887,968
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.89%

Park Electrochemical Corp.                       165,352      4,241,279
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.05%

Waste Connections, Inc.(a)                       120,315      4,999,088
=======================================================================

FOOD RETAIL-1.01%

Ruddick Corp.                                    172,569      4,788,790
=======================================================================

GAS UTILITIES-1.13%

Energen Corp.                                    114,362      5,368,152
=======================================================================

HEALTH CARE DISTRIBUTORS-0.92%

Owens & Minor, Inc.                              139,826      4,372,359
=======================================================================

HEALTH CARE EQUIPMENT-1.92%

STERIS Corp.                                     172,705      4,346,985
-----------------------------------------------------------------------
Vital Signs, Inc.                                 95,009      4,742,849
=======================================================================
                                                              9,089,834
=======================================================================

HEALTH CARE FACILITIES-0.67%

LCA-Vision Inc.(b)                                91,917      3,158,268
=======================================================================

HEALTH CARE SUPPLIES-2.13%

DJO Inc.(a)                                      134,536      5,760,831
-----------------------------------------------------------------------
Haemonetics Corp.(a)                              96,496      4,344,250
=======================================================================
                                                             10,105,081
=======================================================================

AIM Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY-1.88%

Computer Programs and Systems, Inc.               85,236   $  2,897,172
-----------------------------------------------------------------------
Phase Forward Inc.(a)                            400,523      5,999,834
=======================================================================
                                                              8,897,006
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.11%

Red Lion Hotels Corp.(a)                         413,600      5,269,264
=======================================================================

HOUSEHOLD APPLIANCES-1.21%

Snap-on Inc.                                     119,968      5,715,275
=======================================================================

HOUSEHOLD PRODUCTS-0.85%

Central Garden & Pet Co.(a)                       82,937      4,015,809
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.69%

Heidrick & Struggles International, Inc.(a)      112,171      4,751,564
-----------------------------------------------------------------------
Kenexa Corp.(a)                                   97,986      3,259,014
=======================================================================
                                                              8,010,578
=======================================================================

INDUSTRIAL MACHINERY-3.57%

Chart Industries, Inc.(a)                        212,800      3,449,488
-----------------------------------------------------------------------
Kadant Inc.(a)                                   177,219      4,320,599
-----------------------------------------------------------------------
RBC Bearings Inc.(a)                             181,178      5,192,562
-----------------------------------------------------------------------
Valmont Industries, Inc.                          71,414      3,962,763
=======================================================================
                                                             16,925,412
=======================================================================

INSURANCE BROKERS-1.08%

eHealth, Inc.(a)(b)                               33,454        672,760
-----------------------------------------------------------------------
Hilb Rogal and Hobbs Co.                         106,082      4,468,174
=======================================================================
                                                              5,140,934
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.93%

Alaska Communications Systems Group Inc.         172,058      2,613,561
-----------------------------------------------------------------------
NTELOS Holdings Corp.(a)                         366,503      6,553,074
=======================================================================
                                                              9,166,635
=======================================================================

INTERNET SOFTWARE & SERVICES-1.60%

CyberSource Corp.(a)                             451,940      4,980,379
-----------------------------------------------------------------------
DealerTrack Holdings Inc.(a)                      89,046      2,619,733
=======================================================================
                                                              7,600,112
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.16%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $4,480,000)(a)(c)(d)             44,800        766,528
-----------------------------------------------------------------------
Thomas Weisel Partners Group, Inc.(a)            224,201      4,730,641
=======================================================================
                                                              5,497,169
=======================================================================

LEISURE PRODUCTS-0.37%

Smith & Wesson Holding Corp.(a)                  170,704      1,765,079
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES-1.86%

Dionex Corp.(a)                                   85,143   $  4,828,460
-----------------------------------------------------------------------
ICON PLC-ADR (United Kingdom)(a)                 106,332      4,008,716
=======================================================================
                                                              8,837,176
=======================================================================

METAL & GLASS CONTAINERS-1.09%

AptarGroup, Inc.                                  87,194      5,147,934
=======================================================================

MULTI-UTILITIES-0.65%

Avista Corp.                                     121,631      3,078,481
=======================================================================

OFFICE REIT'S-1.02%

Alexandria Real Estate Equities, Inc.             34,346      3,448,338
-----------------------------------------------------------------------
Republic Property Trust                          121,786      1,405,411
=======================================================================
                                                              4,853,749
=======================================================================

OFFICE SERVICES & SUPPLIES-0.76%

PeopleSupport Inc.(a)                            172,037      3,621,379
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-3.52%

NATCO Group Inc.-Class A(a)                      140,778      4,488,003
-----------------------------------------------------------------------
Oceaneering International, Inc.(a)               112,832      4,479,431
-----------------------------------------------------------------------
Oil States International, Inc.(a)                147,457      4,752,539
-----------------------------------------------------------------------
Seitel, Inc.(a)                                  829,792      2,966,506
=======================================================================
                                                             16,686,479
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.89%

Comstock Resources, Inc.(a)                      162,523      5,047,964
-----------------------------------------------------------------------
Penn Virginia Corp.                               73,736      5,164,470
-----------------------------------------------------------------------
Warren Resources Inc.(a)(b)                      299,256      3,507,280
=======================================================================
                                                             13,719,714
=======================================================================

OIL & GAS REFINING & MARKETING-0.88%

Alon USA Energy, Inc.                            158,195      4,162,110
=======================================================================

PACKAGED FOODS & MEATS-2.15%

Flowers Foods, Inc.                              173,885      4,693,156
-----------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                         175,769      5,483,993
=======================================================================
                                                             10,177,149
=======================================================================

PHARMACEUTICALS-1.48%

Aspreva Pharmaceuticals Corp. (Canada)(a)        150,909      3,096,652
-----------------------------------------------------------------------
ViroPharma Inc.(a)                               267,434      3,915,234
=======================================================================
                                                              7,011,886
=======================================================================

PROPERTY & CASUALTY INSURANCE-4.25%

Assured Guaranty Ltd.                            172,845      4,597,677
-----------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                    118,550      4,619,894
-----------------------------------------------------------------------
Ohio Casualty Corp.                              156,316      4,659,780
-----------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)       140,456      6,258,719
=======================================================================
                                                             20,136,070
=======================================================================

AIM Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.12%

Jones Lang LaSalle Inc.                           57,661   $  5,314,614
=======================================================================

REGIONAL BANKS-5.82%

Alabama National BanCorp.                         54,113      3,719,187
-----------------------------------------------------------------------
Columbia Banking System, Inc.                     87,971      3,089,542
-----------------------------------------------------------------------
First Financial Bankshares, Inc.(b)               58,714      2,457,768
-----------------------------------------------------------------------
Hancock Holding Co.                               68,204      3,603,899
-----------------------------------------------------------------------
Provident Bankshares Corp.                        90,507      3,222,049
-----------------------------------------------------------------------
Sterling Bancshares, Inc.                        271,067      3,529,286
-----------------------------------------------------------------------
Sterling Financial Corp.                          96,288      3,255,497
-----------------------------------------------------------------------
United Community Banks, Inc.                     146,682      4,740,762
=======================================================================
                                                             27,617,990
=======================================================================

RESIDENTIAL REIT'S-0.31%

Mid-America Apartment Communities, Inc.           25,911      1,483,146
=======================================================================

RESTAURANTS-3.74%

IHOP Corp.                                        93,850      4,945,895
-----------------------------------------------------------------------
O'Charley's Inc.(a)                              254,431      5,414,292
-----------------------------------------------------------------------
Papa John's International, Inc.(a)               124,263      3,604,870
-----------------------------------------------------------------------
Steak n Shake Co. (The)(a)                       215,324      3,789,702
=======================================================================
                                                             17,754,759
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.53%

ATMI, Inc.(a)                                    169,873      5,186,223
-----------------------------------------------------------------------
Nextest Systems Corp.(a)                         185,620      2,091,937
=======================================================================
                                                              7,278,160
=======================================================================

SEMICONDUCTORS-4.47%

DSP Group, Inc.(a)                               161,807      3,511,212
-----------------------------------------------------------------------
Hittite Microwave Corp.(a)                       106,806      3,451,970
-----------------------------------------------------------------------
Micrel, Inc.(a)                                  351,489      3,789,051
-----------------------------------------------------------------------
Power Integrations, Inc.(a)                      165,005      3,869,367
-----------------------------------------------------------------------
Semtech Corp.(a)                                 242,494      3,169,397
-----------------------------------------------------------------------
Supertex, Inc.(a)                                 87,408      3,430,764
=======================================================================
                                                             21,221,761
=======================================================================

SPECIALIZED REIT'S-2.15%

Equity Inns Inc.                                  79,159      1,263,378
-----------------------------------------------------------------------
LaSalle Hotel Properties                         104,605      4,796,139
-----------------------------------------------------------------------
Senior Housing Properties Trust                   30,971        758,170
-----------------------------------------------------------------------
Universal Health Realty Income Trust              86,502      3,371,848
=======================================================================
                                                             10,189,535
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------


SPECIALTY CHEMICALS-1.58%

A. Schulman, Inc.                                 87,663   $  1,950,502
-----------------------------------------------------------------------
H.B. Fuller Co.                                  214,432      5,536,634
=======================================================================
                                                              7,487,136
=======================================================================

STEEL-0.94%

Carpenter Technology Corp.                        43,460      4,455,519
=======================================================================

TECHNOLOGY DISTRIBUTORS-0.85%

Agilysys, Inc.                                   241,697      4,046,008
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.66%

H&E Equipment Services, Inc.(a)                   89,528      2,217,609
-----------------------------------------------------------------------
UAP Holding Corp.                                226,446      5,701,910
-----------------------------------------------------------------------
Williams Scotsman International Inc.(a)          240,267      4,714,038
=======================================================================
                                                             12,633,557
=======================================================================

TRUCKING-1.61%

Landstar System, Inc.                             99,102      3,783,714
-----------------------------------------------------------------------
Marten Transport, Ltd.(a)                        209,408      3,838,449
=======================================================================
                                                              7,622,163
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $382,493,441)                         463,030,176
=======================================================================

MONEY MARKET FUNDS-2.77%

Liquid Assets Portfolio-Institutional
  Class(e)                                     6,551,842      6,551,842
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       6,551,842      6,551,842
=======================================================================
    Total Money Market Funds (Cost
      $13,103,684)                                           13,103,684
=======================================================================
    Total Investments (excluding investments
      purchased with cash collateral from
      securities loaned)-100.40%
      (Cost $395,597,125)                                   476,133,860
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.60%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  3,799,849      3,799,849
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  3,799,849      3,799,849
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,599,698)                                       7,599,698
=======================================================================
TOTAL INVESTMENTS-102.00% (Cost $403,196,823)               483,733,558
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.00)%                        (9,464,005)
=======================================================================
NET ASSETS-100.00%                                         $474,269,553
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

AIM Small Cap Equity Fund

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at December 31, 2006.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 44A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at December 31, 2006 represented 0.16% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at December 31, 2006 represented 0.16% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:

Investments, at value (cost $382,493,441)*     $463,030,176
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $20,703,382)                             20,703,382
===========================================================
  Total investments (cost $403,196,823)         483,733,558
===========================================================
Receivables for:
  Fund shares sold                                  883,057
-----------------------------------------------------------
  Dividends                                         282,342
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               28,866
-----------------------------------------------------------
Other assets                                         38,451
===========================================================
    Total assets                                484,966,274
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,768,152
-----------------------------------------------------------
  Fund shares reacquired                            673,972
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 54,574
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,599,698
-----------------------------------------------------------
Accrued distribution fees                           222,858
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,459
-----------------------------------------------------------
Accrued transfer agent fees                         255,219
-----------------------------------------------------------
Accrued operating expenses                          117,789
===========================================================
    Total liabilities                            10,696,721
===========================================================
Net assets applicable to shares outstanding    $474,269,553
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $389,241,467
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,486,927)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           5,978,278
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     80,536,735
===========================================================
                                               $474,269,553
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $245,868,348
___________________________________________________________
===========================================================
Class B                                        $126,111,272
___________________________________________________________
===========================================================
Class C                                        $ 57,221,270
___________________________________________________________
===========================================================
Class R                                        $ 27,946,411
___________________________________________________________
===========================================================
Institutional Class                            $ 17,122,252
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          20,089,534
___________________________________________________________
===========================================================
Class B                                          10,907,336
___________________________________________________________
===========================================================
Class C                                           4,950,822
___________________________________________________________
===========================================================
Class R                                           2,314,999
___________________________________________________________
===========================================================
Institutional Class                               1,380,288
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.24
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $12.24 divided by
    94.50%                                     $      12.95
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.56
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.56
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      12.07
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      12.40
___________________________________________________________
===========================================================

* At December 31, 2006, securities with an aggregate value of $7,428,210 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Equity Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $2,658)        $ 3,796,647
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $30,956)                           509,255
=========================================================================
    Total investment income                                     4,305,902
=========================================================================

EXPENSES:

Advisory fees                                                   3,897,318
-------------------------------------------------------------------------
Administrative services fees                                      145,457
-------------------------------------------------------------------------
Custodian fees                                                     42,427
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         590,661
-------------------------------------------------------------------------
  Class B                                                       1,309,386
-------------------------------------------------------------------------
  Class C                                                         572,093
-------------------------------------------------------------------------
  Class R                                                         115,977
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                            1,575,328
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  610
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          27,978
-------------------------------------------------------------------------
Other                                                             493,473
=========================================================================
    Total expenses                                              8,770,708
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (550,367)
=========================================================================
    Net expenses                                                8,220,341
=========================================================================
Net investment income (loss)                                   (3,914,439)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities (includes net
  gains from securities sold to affiliates of $2,050,442)      75,649,095
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (2,727,353)
=========================================================================
    Net gain from investment securities                        72,921,742
=========================================================================
Net increase in net assets resulting from operations          $69,007,303
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,914,439)   $ (5,104,962)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  75,649,095      52,314,807
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (2,727,353)    (22,003,409)
==========================================================================================
    Net increase in net assets resulting from operations        69,007,303      25,206,436
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (36,462,500)    (22,592,351)
------------------------------------------------------------------------------------------
  Class B                                                      (19,731,723)    (14,170,518)
------------------------------------------------------------------------------------------
  Class C                                                       (8,937,506)     (5,917,343)
------------------------------------------------------------------------------------------
  Class R                                                       (4,122,500)     (1,804,074)
------------------------------------------------------------------------------------------
  Institutional Class                                           (2,432,755)       (448,570)
==========================================================================================
    Decrease in net assets resulting from distributions        (71,686,984)    (44,932,856)
==========================================================================================
Share transactions-net:
  Class A                                                       27,183,520     (19,909,085)
------------------------------------------------------------------------------------------
  Class B                                                       (5,223,138)    (17,778,977)
------------------------------------------------------------------------------------------
  Class C                                                        2,793,822      (7,879,427)
------------------------------------------------------------------------------------------
  Class R                                                       10,834,095       6,732,018
------------------------------------------------------------------------------------------
  Institutional Class                                           13,316,914       4,966,296
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         48,905,213     (33,869,175)
==========================================================================================
    Net increase (decrease) in net assets                       46,225,532     (53,595,595)
==========================================================================================

NET ASSETS:

  Beginning of year                                            428,044,021     481,639,616
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(1,486,927) and $(997,583), respectively)      $474,269,553    $428,044,021
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Small Cap Equity Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM Small Cap Equity Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2006, AIM waived advisory fees of $515,300.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $3,613.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended December 31, 2006, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2006, ADI advised the Fund that it retained $82,585 in front-end sales commissions from the sale of Class A shares and $1,309, $60,767, $3,115 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Small Cap Equity Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $4,513,597       $ 90,381,432      $ (88,343,187)        $   --         $ 6,551,842     $239,209       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                   --         38,572,135        (32,020,293)            --           6,551,842      143,214           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            4,513,597         54,473,422        (58,987,019)            --                  --       95,876           --
==================================================================================================================================
Subtotal          $9,027,194       $183,426,989      $(179,350,499)        $   --         $13,103,684     $478,299       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      12/31/06       DIVIDEND INCOME*
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 6,440,358      $ 29,119,142      $ (31,759,651)        $   --         $ 3,799,849         $ 15,440
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             6,440,359        29,119,142        (31,759,652)            --           3,779,849           15,516
==========================================================================================================================
  Subtotal        $12,880,717      $ 58,238,284      $ (63,519,303)        $   --         $ 7,599,698         $ 30,956
==========================================================================================================================
  Total
    Investments
    in
    Affiliates    $21,907,911      $241,665,273      $(242,869,802)        $   --         $20,703,382         $509,255
__________________________________________________________________________________________________________________________
==========================================================================================================================


                  REALIZED
FUND             GAIN (LOSS)
---------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $   --
---------------
STIC Prime
  Portfolio-
  Institutional
  Class                --
===============
  Subtotal         $   --
===============
  Total
    Investments
    in
    Affiliates     $   --
_______________
===============

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTION WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2006, the Fund engaged in securities sales of $2,478,152, which resulted in net realized gains of $2,050,442, and securities purchases of $29,613,198.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended December 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $31,454.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM Small Cap Equity Fund


    During the year ended December 31, 2006, the Fund paid legal fees of $5,379 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At December 31, 2006, securities with an aggregate value of $7,428,210 were on loan to brokers. The loans were secured by cash collateral of $7,599,698 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2006, the Fund received dividends on cash collateral investments of $30,956 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years December 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 7,714,419    $ 6,000,021
----------------------------------------------------------------------------------------
Long-term capital gain                                         63,972,565     38,932,835
========================================================================================
  Total distributions                                         $71,686,984    $44,932,856
________________________________________________________________________________________
========================================================================================

AIM Small Cap Equity Fund


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  3,953,023
----------------------------------------------------------------------------
Undistributed long-term gain                                       2,095,938
----------------------------------------------------------------------------
Net Unrealized appreciation -- investments                        79,029,398
----------------------------------------------------------------------------
Temporary book/tax differences                                       (50,273)
----------------------------------------------------------------------------
Shares of beneficial interest                                    389,241,467
============================================================================
  Total net assets                                              $474,269,553
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales and certain straddles and the recognition of unrealized gains on passive foreign investment companies.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of December 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2006 was $251,980,937 and $277,677,039, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         94,242,149
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,212,751)
==============================================================================
Net unrealized appreciation of investment securities             $ 79,029,398
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $404,704,160.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise taxes, passive foreign investment company investments and net operating losses, on December 31, 2006, undistributed net investment income (loss) was increased by $3,425,095, undistributed net realized gain was decreased by $3,246,304 and shares of beneficial interest decreased by $178,791. This reclassification had no effect on the net assets of the Fund.

AIM Small Cap Equity Fund

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
                                                              -------------------------------------------------------
                                                                       2006(A)                        2005
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,794,651    $64,276,733     3,901,303    $ 49,612,776
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,279,476     16,202,198     1,054,880      12,990,537
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        859,764     11,071,910       673,437       8,227,460
---------------------------------------------------------------------------------------------------------------------
  Class R                                                      1,190,165     15,898,736       783,334       9,858,946
---------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         839,404     11,343,836       347,363       4,533,352
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      2,802,700     34,753,476     1,730,830      21,427,679
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,609,455     18,862,808     1,132,537      13,465,872
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        714,847      8,378,003       468,582       5,566,746
---------------------------------------------------------------------------------------------------------------------
  Class R                                                        336,500      4,118,765       147,151       1,804,074
---------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         193,536      2,432,755        36,059         448,570
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        444,500      5,927,010       468,795       5,954,632
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (465,030)    (5,927,010)     (484,746)     (5,954,632)
=====================================================================================================================
Reacquired:
  Class A                                                     (5,808,551)   (77,773,699)   (7,592,348)    (96,904,172)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,694,084)   (34,361,134)   (3,118,759)    (38,280,754)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,300,311)   (16,656,091)   (1,763,932)    (21,673,633)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                       (682,383)    (9,183,406)     (389,299)     (4,931,002)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (34,877)      (459,677)       (1,198)        (15,626)
=====================================================================================================================
                                                               4,079,762    $48,905,213    (2,606,011)   $(33,869,175)
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on April 29, 2005.

AIM Small Cap Equity Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending December 31, 2007.

NOTE 14--SIGNIFICANT EVENT

The Board of Trustees of the Trust unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all of the assets of AIM Opportunities I Fund ("Selling Fund"), a series of AIM Special Opportunities Funds. Upon closing of the Agreement, shareholders of Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

    The Agreement requires approval of Selling Fund's shareholders. Selling Fund will submit the Agreement to shareholders for their consideration at a meeting to be held on or about March 15, 2007. If approved by Selling Fund's shareholders, the Agreement is expected to be consummated shortly thereafter.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2006           2005        2004           2003           2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.26       $  12.80    $  12.03       $   8.23       $  10.19
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)      (0.10)      (0.09)(a)      (0.09)(a)      (0.05)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.16           0.96        1.22           3.89          (1.91)
===============================================================================================================================
    Total from investment operations                              2.09           0.86        1.13           3.80          (1.96)
===============================================================================================================================
Less distributions from net realized gains                       (2.11)         (1.40)      (0.36)            --             --
===============================================================================================================================
Net asset value, end of period                                $  12.24       $  12.26    $  12.80       $  12.03       $   8.23
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  16.83%          6.58%       9.45%         46.17%        (19.23)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $245,868       $218,915    $247,581       $266,284       $140,652
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.49%(c)       1.51%       1.53%          1.77%          1.67%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.60%(c)       1.62%       1.64%          1.77%          1.67%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.55)%(c)     (0.84)%     (0.77)%        (0.89)%        (0.54)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             56%            52%        124%           112%           117%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $236,264,555.

AIM Small Cap Equity Fund

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2006           2005        2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.77       $  12.42    $  11.77       $   8.11       $ 10.11
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.17)(a)      (0.19)      (0.18)(a)      (0.15)(a)     (0.11)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.07           0.94        1.19           3.81         (1.89)
==============================================================================================================================
    Total from investment operations                              1.90           0.75        1.01           3.66         (2.00)
==============================================================================================================================
Less distributions from net realized gains                       (2.11)         (1.40)      (0.36)            --            --
==============================================================================================================================
Net asset value, end of period                                $  11.56       $  11.77    $  12.42       $  11.77       $  8.11
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                  15.90%          5.89%       8.64%         45.13%       (19.78)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $126,111       $131,547    $156,450       $177,811       $99,551
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.24%(c)       2.21%       2.27%          2.42%         2.32%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.35%(c)       2.32%       2.29%          2.42%         2.32%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.30)%(c)     (1.54)%     (1.51)%        (1.54)%       (1.19)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             56%            52%        124%           112%          117%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $130,938,576.

                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2006          2005       2004          2003          2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.76       $ 12.42    $ 11.77       $  8.11       $ 10.10
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.17)(a)     (0.19)     (0.18)(a)     (0.15)(a)     (0.11)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.08          0.93       1.19          3.81         (1.88)
==========================================================================================================================
    Total from investment operations                             1.91          0.74       1.01          3.66         (1.99)
==========================================================================================================================
Less distributions from net realized gains                      (2.11)        (1.40)     (0.36)           --            --
==========================================================================================================================
Net asset value, end of period                                $ 11.56       $ 11.76    $ 12.42       $ 11.77       $  8.11
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 16.00%         5.81%      8.64%        45.13%       (19.70)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $57,221       $55,009    $65,792       $75,763       $41,132
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.24%(c)      2.21%      2.27%         2.42%         2.32%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)      2.32%      2.29%         2.42%         2.32%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.30)%(c)    (1.54)%    (1.51)%       (1.54)%       (1.19)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            56%           52%       124%          112%          117%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $57,209,345.

AIM Small Cap Equity Fund

                                                                                        CLASS R
                                                              ------------------------------------------------------------
                                                                                                             JUNE 3, 2002
                                                                                                              (DATE SALES
                                                                        YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                              -------------------------------------------    DECEMBER 31,
                                                               2006          2005       2004       2003          2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.15       $ 12.71    $ 11.99    $  8.22       $ 10.58
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)(a)     (0.10)     (0.12)(a)   (0.11)(a)      (0.04)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.14          0.94       1.20       3.88         (2.32)
==========================================================================================================================
    Total from investment operations                             2.03          0.84       1.08       3.77         (2.36)
==========================================================================================================================
Less distributions from net realized gains                      (2.11)        (1.40)     (0.36)        --            --
==========================================================================================================================
Net asset value, end of period                                $ 12.07       $ 12.15    $ 12.71    $ 11.99       $  8.22
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 16.47%         6.48%      9.06%     45.86%        22.31%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $27,946       $17,862    $11,817    $ 2,502       $    55
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.74%(c)      1.71%      1.77%      1.92%         1.92%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.85%(c)      1.82%      1.79%      1.92%         1.92%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.80)%(c)    (1.04)%    (1.01)%    (1.04)%       (0.78)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                         56%           52%       124%       112%          117%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $23,195,351.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                      INSTITUTIONAL CLASS
                                                              ------------------------------------
                                                                                    APRIL 29, 2005
                                                                                     (DATE SALES
                                                                YEAR ENDED          COMMENCED) TO
                                                               DECEMBER 31,          DECEMBER 31,
                                                                   2006                  2005
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 12.33              $ 11.69
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       0.01(a)             (0.01)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             2.17                 2.05
==================================================================================================
    Total from investment operations                                 2.18                 2.04
==================================================================================================
Less distributions from net realized gains                          (2.11)               (1.40)
==================================================================================================
Net asset value, end of period                                    $ 12.40              $ 12.33
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                     17.45%               17.31%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $17,122              $ 4,712
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.90%(c)             0.87%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.01%(c)             0.98%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets          0.04%(c)            (0.20)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                             56%                  52%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $10,900,161.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Small Cap Equity Fund


NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Small Cap Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Funds Group and Shareholders of AIM Small Cap Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Small Cap Equity Fund (one of the funds constituting AIM Funds Group hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

February 20, 2007
Houston, Texas

AIM Small Cap Equity Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2006:

          FEDERAL AND STATE INCOME TAX
           ----------------------------
           Long-Term Capital Gain
             Distributions                       $63,972,565
           Qualified Dividend Income*                     30%
           Corporate Dividends Received
             Deduction                                    30%


       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


          NON-RESIDENT ALIEN SHAREHOLDERS
           ----------------------------------------------------
           Qualified Short-Term Gains            $6,002,475

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 were 4.24%, 3.24%, 3.06%, and 2.92%, respectively.

AIM Small Cap Equity Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Funds Group (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 110 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007        Director, Chief Executive Officer and     None
  Trustee                                     President, AMVESCAP PLC (parent of AIM
                                              and a global investment management
                                              firm); Chairman, A I M Advisors, Inc.
                                              (registered investment advisor); and
                                              Director, Chairman, Chief Executive
                                              Officer and President, AVZ Inc. (holding
                                              company); INVESCO North American
                                              Holdings, Inc. (holding company);
                                              Chairman and President, AMVESCAP Group
                                              Services, Inc. (service provider);
                                              Trustee, The AIM Family of Funds(R);
                                              Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: President, Co-Chief Executive
                                              Officer, Co-President, Chief Operating
                                              Officer and Chief Financial Officer,
                                              Franklin Resources, Inc. (global
                                              investment management organization)
--------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1992        Director and Chairman, A I M Management   None
  Trustee and Vice Chair                      Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC; Chairman, AMVESCAP
                                              PLC -- AIM Division (parent of AIM and a
                                              global investment management firm) and
                                              Trustee and Vice Chair of The AIM Family
                                              of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management
                                              Company (registered broker dealer);
                                              Chief Executive Officer, AMVESCAP
                                              PLC -- Managed Products; and President
                                              and Principal Executive Officer of The
                                              AIM Family of Funds--Registered
                                              Trademark--
--------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006        Director, Chief Executive Officer and     None
  Trustee, President and                      President, A I M Management Group Inc.,
  Principal                                   AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                           broker dealer), AIM Funds Management
                                              Inc. (registered investment advisor) and
                                              1371 Preferred Inc. (holding company);
                                              Director and President, A I M Advisors,
                                              Inc., INVESCO Funds Group, Inc.
                                              (registered investment advisor and
                                              register transfer agent) and AIM GP
                                              Canada Inc. (general partner for a
                                              limited partnership); Director, A I M
                                              Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and
                                              Chairman, AIM Investment Services, Inc.,
                                              Fund Management Company and INVESCO
                                              Distributors, Inc. (registered broker
                                              dealer); Director, President and
                                              Chairman, AVZ Callco Inc. (holding
                                              company); AMVESCAP Inc. (holding
                                              company) and AIM Canada Holdings Inc.
                                              (holding company); Director and Chief
                                              Executive Officer, AIM Trimark Corporate
                                              Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund
                                              company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company);
                                              Trustee, President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); and Manager,
                                              Powershares Capital Management LLC

                                              Formerly: President and Principal
                                              Executive Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice
                                              President and Chief Operations Officer,
                                              AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director,
                                              Trimark Trust (federally regulated
                                              Canadian Trust Company)
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993        Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                           (technology consulting company)           and Captaris, Inc. (unified
                                                                                        messaging provider)
--------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001        Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                               investment company
                                              Formerly: Partner, law firm of Baker &    (2 portfolios))
                                              McKenzie
--------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003        Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                     (investment banking firm); and Director,
                                              Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
--------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000        Director of a number of public and        None
  Trustee                                     private business corporations, including
                                              the Boss Group Ltd. (private investment
                                              and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment
                                              company (3 portfolios)); Annuity and
                                              Life Re (Holdings), Ltd. (insurance
                                              company); CompuDyne Corporation
                                              (provider of products and services to
                                              the public security market); and
                                              Homeowners of America Holding
                                              Corporation (property casualty company)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North
                                              America, Inc.; Senior Vice President, AB
                                              Volvo; and Director of various
                                              affiliated Volvo companies; and
                                              Director, Magellan Insurance Company
--------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997        Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                     Century Group, Inc. (government affairs   Education Fund
                                              company); and Owner, Dos Angelos Ranch,   (non-profit)
                                              L.P.
                                              Formerly: Chief Executive Officer,
                                              Texana Timber LP (sustainable forestry
                                              company)

--------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993        Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
  Trustee                                     Naftalis and Frankel LLP                  investment company
                                                                                        (3 portfolios))
--------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998        Formerly: Chief Executive Officer, YWCA   None
  Trustee                                     of the USA
--------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1992        Partner, law firm of Pennock & Cooper     None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003        Retired                                   None
  Trustee
--------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005        Retired                                   Director, Mainstay VP Series
  Trustee                                     Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Small Cap Equity Fund

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/                                                  OTHER
POSITION(S) HELD WITH THE         OR OFFICER  PRINCIPAL OCCUPATION(S)                   DIRECTORSHIP(S)
TRUST                             SINCE       DURING PAST 5 YEARS                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005        Senior Vice President and Senior Officer  N/A
  Senior Vice President and                   of The AIM Family of Funds--Registered
  Senior Officer                              Trademark--
                                              Formerly: Director of Compliance and
                                              Assistant General Counsel, ICON
                                              Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and
                                              Director of Compliance, ALPS Mutual
                                              Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006        Director, Senior Vice President,          N/A
  Senior Vice President, Chief                Secretary and General Counsel, A I M
  Legal Officer and Secretary                 Management Group Inc. and A I M
                                              Advisors, Inc.; Director, Vice President
                                              and Secretary, INVESCO Distributors,
                                              Inc.; Vice President and Secretary,
                                              A I M Capital Management, Inc., AIM
                                              Investment Services, Inc., and Fund
                                              Management Company; Senior Vice
                                              President and Secretary, A I M
                                              Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.;
                                              Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family
                                              of Funds--Registered Trademark--; and
                                              Manager, Powershares Capital Management
                                              LLC

                                              Formerly: Chief Operating Officer,
                                              Senior Vice President, General Counsel,
                                              and Secretary, Liberty Ridge Capital,
                                              Inc. (an investment adviser); Vice
                                              President and Secretary, PBHG Funds (an
                                              investment company); Vice President and
                                              Secretary, PBHG Insurance Series Fund
                                              (an investment company); General Counsel
                                              and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief
                                              Operating Officer, General Counsel and
                                              Secretary, Old Mutual Investment
                                              Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund
                                              Services (an administrator); General
                                              Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder
                                              servicing center); Executive Vice
                                              President, General Counsel and
                                              Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds
                                              (an investment company)
--------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004        Global Compliance Director, AMVESCAP      N/A
  Vice President                              PLC; and Vice President of The AIM
                                              Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, A I M
                                              Management Group Inc. (financial
                                              services holding company); Senior Vice
                                              President and Chief Compliance Officer,
                                              A I M Advisors, Inc. and The AIM Family
                                              of Funds--Registered Trademark--; Vice
                                              President and Chief Compliance Officer,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Vice President, AIM
                                              Investment Services, Inc. and Fund
                                              Management Company; Senior Vice
                                              President and Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; and Senior Vice President
                                              and Compliance Director, Delaware
                                              Investments Family of Funds
--------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003        Senior Vice President and General
  Vice President                              Counsel, AMVESCAP PLC; Director, INVESCO
                                              Funds Group, Inc.; and Vice President of
                                              The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Vice President and    N/A
                                              General Counsel, Fund Management
                                              Company; Director, Senior Vice
                                              President, Secretary and General
                                              Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Director and Vice
                                              President, INVESCO Distributors, Inc.;
                                              Senior Vice President, A I M
                                              Distributors, Inc.; Vice President,
                                              A I M Capital Management, Inc. and AIM
                                              Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and
                                              Secretary of The AIM Family of
                                              Funds--Registered Trademark--; Chief
                                              Executive Officer and President, INVESCO
                                              Funds Group, Inc.; and Senior Vice
                                              President, and General Counsel, Liberty
                                              Financial Companies, Inc. and Senior
                                              Vice President and General Counsel
                                              Liberty Funds Group, LLC
--------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004        Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                   Advisors, Inc.; and Vice President,
  Financial Officer and                       Treasurer and Principal Officer of The
  Treasurer                                   AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Senior Vice President, AIM
                                              Investment Services, Inc.; and Vice
                                              President, A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992        Director of Cash Management, Managing     N/A
  Vice President                              Director and Chief Cash Management
                                              Officer, A I M Capital Management, Inc;
                                              Director and President, Fund Management
                                              Company; and Vice President, A I M
                                              Advisors, Inc. and The AIM Family of
                                              Funds--Registered Trademark-- (other
                                              than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and
                                              Tax-Free Investments Trust); and
                                              President and Principal Executive
                                              Officer, The AIM Family of
                                              Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust Only)
                                              Formerly: Vice President, The AIM Family
                                              of Funds--Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free
                                              Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005        Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                       Officer, A I M Advisors, Inc., A I M
  Compliance Officer                          Capital Management, Inc., A I M
                                              Distributors, Inc., AIM Investment
                                              Services, Inc., AIM Private Asset
                                              Management, Inc., Fund Management
                                              Company and The AIM Family of
                                              Funds--Registered Trademark--
                                              Formerly: Manager of the Fraud
                                              Prevention Department, AIM Investment
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006        Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                    Group Inc.; Senior Vice President and
                                              Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer
                                              of The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief
                                              Compliance Officer, A I M Capital
                                              Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc. and Fund Management
                                              Company

                                              Formerly: Global Head of Product
                                              Development, AIG-Global Investment
                                              Group, Inc.; Chief Compliance Officer
                                              and Deputy General Counsel,
                                              AIG-SunAmerica Asset Management; and
                                              Chief Compliance Officer, Chief
                                              Operating Officer and Deputy General
                                              Counsel, American General Investment
                                              Management
--------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDILIVERY

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:

-    save your Fund the cost of printing and postage.

-    reduce the amount of paper you receive.

-    gain access to your documents faster by not waiting for the mail.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

If used after April 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment Services, Inc. is the transfer agent for the products and services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $463 billion in assets under management as of December 31, 2006.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--

         Exchange-                            College   Separately
Mutual    Traded     Retirement               Savings     Managed    Offshore      Cash
Funds      Funds      Products    Annuities    Plans     Accounts    Products   Management

                             [AIM INVESTMENTS LOGO]
                            -- REGISTERED TRADEMARK --


AIMinvestments.com                  SCE-AR-1            A I M Distributors, Inc.

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                  Percentage of Fees                             Percentage of Fees
                                                 Billed Applicable to                           Billed Applicable to
                                                  Non-Audit Services                             Non-Audit Services
                                                 Provided for fiscal                            Provided for fiscal
                            Fees Billed for         year end 2006          Fees Billed for         year end 2005
                         Services Rendered to   Pursuant to Waiver of   Services Rendered to   Pursuant to Waiver of
                          the Registrant for         Pre-Approval        the Registrant for        Pre-Approval
                         fiscal year end 2006       Requirement(1)      fiscal year end 2005       Requirement(1)
                         --------------------   ---------------------   --------------------   ---------------------
Audit Fees                      $251,827                N/A                    $298,561                N/A
Audit-Related Fees (2)          $      0                  0%                   $ 19,250                  0%
Tax Fees(3)                     $ 66,529                  0%                   $ 76,216                  0%
All Other Fees                  $      0                  0%                   $      0                  0%
                                --------                                       --------
Total Fees                      $318,356                  0%                   $394,027                  0%
                                ========                                       ========

PWC billed the Registrant aggregate non-audit fees of $66,529 for the fiscal year ended 2006, and $95,466 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Audit-Related fees for the fiscal year ended December 31, 2005 includes fees billed for performing agreed upon procedures related to reorganization transactions.

(3) Tax fees for the fiscal year end December 31, 2006 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end December 31, 2005 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                     Fees Billed for Non-                              Fees Billed for Non-
                        Audit Services                                    Audit Services
                      Rendered to AIM and      Percentage of Fees       Rendered to AIM and      Percentage of Fees
                      AIM Affiliates for      Billed Applicable to      AIM Affiliates for      Billed Applicable to
                     fiscal year end 2006      Non-Audit Services      fiscal year end 2005      Non-Audit Services
                      That Were Required    Provided for fiscal year    That Were Required    Provided for fiscal year
                      to be Pre-Approved      end 2006 Pursuant to      to be Pre-Approved      end 2005 Pursuant to
                      by the Registrant's    Waiver of Pre-Approval     by the Registrant's    Waiver of Pre-Approval
                        Audit Committee          Requirement(1)           Audit Committee          Requirement(1)
                     --------------------   ------------------------   --------------------   ------------------------
Audit-Related Fees            $0                        0%                      $0                       0%
Tax Fees                      $0                        0%                      $0                       0%
All Other Fees                $0                        0%                      $0                       0%
                             ---                                               ---
Total Fees(2)                 $0                        0%                      $0                       0%
                             ===                                               ===

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, AIM will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)   Code of Ethics.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 8, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 8, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 8, 2007

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.